UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

Item 1. Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 96.55%

BRAZIL — 3.82%
AES Tiete Energia SA	396,900	$1,565,783
Aliansce Shopping Centers SA	356,500	1,232,211
Alupar Investimento SA Units	271,724	927,875
Ambev SA	12,244,100	64,959,675
Arezzo Industria e Comercio SA	185,600	1,271,169
B2W Cia. Digital[a]	394,951	1,085,512
Banco Bradesco SA	2,229,697	15,172,091
Banco do Brasil SA	2,224,300	10,170,522
Banco Santander Brasil SA Units	1,045,400	5,044,157
BB Seguridade Participacoes SA	1,834,000	13,879,745
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	4,477,200	19,788,180
BR Malls Participacoes SA	1,484,670	4,760,671
BR Properties SA	527,800	1,208,870
BRF SA	1,605,100	20,351,171
CCR SA	2,270,100	9,611,056
CETIP SA — Mercados Organizados	587,617	6,931,662
Cia. de Saneamento Basico do Estado de Sao Paulo	887,800	6,307,274
Cia. de Saneamento de Minas Gerais-COPASA	93,900	664,234
Cia. Siderurgica Nacional SAa	1,634,200	2,967,148
Cielo SA	2,680,430	23,626,777
Cosan SA Industria e Comercio	324,200	2,954,882
CPFL Energia SA	558,733	2,835,547
CVC Brasil Operadora e Agencia de Viagens SA	171,100	1,016,530
Cyrela Brazil Realty SA Empreendimentos e Participacoes	773,700	2,062,054
Duratex SA	877,029	1,765,258
EcoRodovias Infraestrutura e Logistica SA	830,600	1,810,164
EDP — Energias do Brasil SA	720,600	2,442,678
Embraer SA	1,765,500	9,214,714
Equatorial Energia SA	516,576	6,539,663
Estacio Participacoes SA	765,500	2,307,976
EZ TEC Empreendimentos e Participacoes SA	246,523	1,078,624
Fibria Celulose SA	663,500	6,152,388
Fleury SA	254,200	1,831,341

Security	Shares	Value
Gafisa SA	47,100	$23,406
Hypermarcas SA	903,500	7,148,737
Iguatemi Empresa de Shopping Centers SA	247,700	1,781,074
Iochpe Maxion SA	301,500	1,209,516
JBS SA	1,940,100	5,386,174
JSL SA	285,200	751,401
Klabin SA Units	1,465,100	7,382,444
Kroton Educacional SA	3,636,756	11,186,912
Light SA	1,400	3,498
Linx SA	119,200	1,555,358
Localiza Rent A Car SA	429,035	3,960,415
Lojas Americanas SA	488,310	1,461,405
Lojas Renner SA	1,676,900	9,729,931
M. Dias Branco SA	95,400	2,426,317
Magnesita Refratarios SAa	192,760	770,077
Marfrig Global Foods SAa	806,000	1,407,479
Minerva SAa	376,500	989,854
MRV Engenharia e Participacoes SA	844,500	2,311,707
Multiplan Empreendimentos Imobiliarios SA	214,200	3,249,870
Multiplus SA	152,100	1,397,699
Natura Cosmeticos SA	475,600	2,973,490
Odontoprev SA	799,400	2,487,861
Petroleo Brasileiro SAa	7,886,800	22,289,735
Porto Seguro SA	344,800	2,527,129
Qualicorp SA	621,600	2,631,705
Raia Drogasil SA	606,800	9,726,994
Rumo Logistica Operadora Multimodal SAa	2,084,200	2,742,673
Sao Martinho SA	153,600	2,295,045
SLC Agricola SA	250,400	1,039,973
Smiles SA	180,700	2,024,723
Sonae Sierra Brasil SA	125,000	563,923
Sul America SA	532,589	2,214,932
TIM Participacoes SA	2,137,300	4,224,757
TOTVS SA	352,900	2,901,971
Tractebel Energia SA	407,300	4,011,939
Transmissora Alianca de Energia Eletrica SA Units	231,800	1,213,057
Ultrapar Participacoes SA	946,600	17,935,994
Vale SA	3,618,500	14,285,139

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	208,200	$1,664,675
Via Varejo SA	424,200	733,694
WEG SA	1,530,060	6,112,594

		424,272,879
CHILE — 1.09%
AES Gener SA	6,141,900	2,776,440
Aguas Andinas SA Series A	7,231,215	3,984,170
Banco de Chile	63,047,215	6,379,261
Banco de Credito e Inversiones	94,179	3,827,410
Banco Santander Chile	161,872,108	7,314,595
Cencosud SA	3,248,760	8,636,654
Cia. Cervecerias Unidas SA	387,883	4,229,829
Cia. Sud Americana de Vapores SAa	39,677,916	755,742
Colbun SA	21,855,076	5,301,841
Empresa Nacional de Electricidad SA/Chile	8,776,183	7,660,175
Empresa Nacional de Telecomunicaciones SA	338,124	2,897,757
Empresas CMPC SA	3,177,990	6,649,184
Empresas COPEC SA	1,190,691	10,204,516
Endesa Americas SA	8,882,679	3,730,764
Enersis Americas SA	52,344,111	7,973,678
Enersis Chile SA	52,516,063	6,041,233
Engie Energia Chile SA	1,698,603	2,763,695
Inversiones Aguas Metropolitanas SA	1,484,900	2,211,141
Inversiones La Construccion SA	147,813	1,636,696
Itau CorpBanca	416,956,480	3,329,724
LATAM Airlines Group SAa	768,503	4,686,046
Parque Arauco SA	1,835,222	3,540,793
SACI Falabella	1,222,752	8,636,335
SalfaCorp SA	1,886,844	1,204,011
SONDA SA	1,474,852	2,626,000
Vina Concha y Toro SA	1,247,392	2,059,595

		121,057,285
CHINA — 26.04%
21Vianet Group Inc. ADR[a,b]	197,633	2,869,631
361 Degrees International Ltd.	3,391,000	1,082,585
3SBio Inc.[a,c]	2,914,500	2,840,157
500.com Ltd. ADR[a,b]	73,715	1,277,481
51job Inc. ADR[a,b]	66,070	2,048,831

Security	Shares	Value
58.com Inc. ADR[a]	204,692	$11,063,603
AAC Technologies Holdings Inc.	1,988,000	16,097,166
Agile Property Holdings Ltd.	4,600,500	2,268,225
Agricultural Bank of China Ltd. Class H	63,936,000	23,374,708
AGTech Holdings Ltd.[a,b]	6,748,000	1,598,363
Air China Ltd. Class H	4,806,000	3,180,016
Ajisen (China) Holdings Ltd.	3,097,000	1,307,668
Alibaba Group Holding Ltd. ADR[a]	2,467,227	202,312,614
Alibaba Health Information Technology Ltd.[a]	8,452,000	6,169,145
Alibaba Pictures Group Ltd.[a,b]	31,060,000	7,317,032
Aluminum Corp. of China Ltd. Class Ha,b	11,610,000	3,512,226
Anhui Conch Cement Co. Ltd. Class H	3,279,000	7,935,635
Anhui Expressway Co. Ltd. Class H	1,490,000	1,131,672
ANTA Sports Products Ltd.[b]	2,744,000	5,969,710
APT Satellite Holdings Ltd.	1,429,500	1,080,201
Asia Cement China Holdings Corp.	1,695,500	333,942
AVIC International Holding HK Ltd.[a,b]	11,548,000	862,218
AviChina Industry & Technology Co. Ltd. Class H	5,865,000	4,122,333
Baidu Inc.[a]	675,689	120,637,514
Bank of China Ltd. Class H	207,319,000	84,335,143
Bank of Communications Co. Ltd. Class H	23,297,000	14,425,387
Baoxin Auto Group Ltd.[b]	2,877,500	1,826,184
Beijing Capital International Airport Co. Ltd. Class H	4,210,000	4,536,177
Beijing Capital Land Ltd. Class H	3,302,000	1,113,681
Beijing Enterprises Holdings Ltd.	1,421,500	7,392,828
Beijing Enterprises Medical & Health Group Ltd.[a]	15,600,000	1,084,428
Beijing Enterprises Water Group Ltd.[b]	11,968,000	7,687,843
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,460,000	1,710,317
Belle International Holdings Ltd.	16,940,000	9,943,989
Biostime International Holdings Ltd.[a,b]	583,000	1,782,439

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Bitauto Holdings Ltd. ADR[a]	83,577	$1,695,777
Bosideng International Holdings Ltd.	12,550,000	985,498
Brilliance China Automotive Holdings Ltd.	8,190,000	7,960,003
Byd Co. Ltd. Class Ha,b	1,674,500	9,689,408
BYD Electronic International Co. Ltd.[a,b]	2,332,000	1,281,855
C C Land Holdings Ltd.	5,275,000	1,412,434
Carnival Group International Holdings Ltd.[a,b]	14,717,000	1,970,312
Central China Securities Co. Ltd. Class H	3,614,000	1,563,183
Century Sunshine Group Holdings Ltd.	4,990,000	211,981
CGN Power Co. Ltd. Class Hc	28,678,000	8,712,509
Chaowei Power Holdings Ltd.[a,b]	2,410,000	1,572,923
Cheetah Mobile Inc. ADR[a,b]	95,201	1,025,315
China Aerospace International Holdings Ltd.	7,394,000	913,762
China Agri-Industries Holdings Ltd.[a]	6,641,200	2,222,810
China Aircraft Leasing Group Holdings Ltd.[b]	872,000	893,536
China Animal Healthcare Ltd.[a,b]	1,237,000	51,291
China Aoyuan Property Group Ltd.	5,153,000	995,025
China BlueChemical Ltd. Class H	6,282,000	1,390,941
China Cinda Asset Management Co. Ltd. Class H	23,189,000	7,582,251
China CITIC Bank Corp. Ltd. Class H	23,498,000	13,793,616
China Coal Energy Co. Ltd. Class Hb	5,757,000	2,586,450
China Communications Construction Co. Ltd. Class H	11,624,000	13,168,026
China Communications Services Corp. Ltd. Class H	7,098,000	3,335,118
China Conch Venture Holdings Ltd.[b]	3,807,500	7,675,631
China Construction Bank Corp. Class H	220,537,000	142,233,398
China COSCO Holdings Co. Ltd. Class Ha,b	7,088,500	2,545,898

Security	Shares	Value
China Datang Corp. Renewable Power Co. Ltd. Class Ha	10,753,000	$1,135,078
China Dongxiang Group Co. Ltd.	9,762,000	1,658,804
China Dynamics Holdings Ltd.[a]	3,730,000	134,446
China Electronics Corp. Holdings Co. Ltd.[b]	3,350,000	875,434
China Everbright Bank Co. Ltd. Class H	8,361,000	3,594,902
China Everbright International Ltd.	7,079,000	7,591,006
China Everbright Ltd.	2,560,000	4,916,898
China Everbright Water Ltd.	1,207,600	596,454
China Fiber Optic Network System Group Ltd.[a,b]	7,616,800	735,387
China Foods Ltd.[a]	2,964,000	1,060,731
China Galaxy Securities Co. Ltd. Class H	7,874,500	6,943,780
China Gas Holdings Ltd.	4,670,000	6,612,900
China Harmony New Energy Auto Holding Ltd.[b]	2,413,000	1,416,461
China High Speed Transmission Equipment Group Co. Ltd.[a]	2,943,000	2,257,974
China Huarong Energy Co. Ltd.[a,b]	2,914,500	178,213
China Huishan Dairy Holdings Co. Ltd.[b]	12,461,000	4,908,590
China Huiyuan Juice Group Ltd.[a]	2,188,000	904,138
China Innovationpay Group Ltd.[a,b]	17,984,000	810,283
China International Marine Containers Group Co. Ltd. Class H	25,200	31,889
China Jinmao Holdings Group Ltd.	11,020,000	3,177,694
China Lesso Group Holdings Ltd.	3,445,000	1,809,388
China Life Insurance Co. Ltd. Class H	19,555,000	43,751,202
China Lilang Ltd.	2,176,000	1,280,140
China Longyuan Power Group Corp. Ltd.	8,545,000	5,874,024
China LotSynergy Holdings Ltd.[a,b]	30,920,000	1,154,303
China Lumena New Materials Corp.[a,b]	2,584,000	24,915
China Maple Leaf Educational Systems Ltd.	1,520,000	1,363,825
China Medical System Holdings Ltd.	3,309,000	4,736,788
China Mengniu Dairy Co. Ltd.	7,396,000	12,243,914

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
China Merchants Bank Co. Ltd. Class H	10,182,464	$20,894,097
China Merchants Holdings International Co. Ltd.[b]	3,446,000	9,848,059
China Merchants Land Ltd.[b]	4,456,000	659,668
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	15,369,100	14,482,446
China Mobile Ltd.	16,116,000	183,811,796
China Modern Dairy Holdings Ltd.[b]	7,124,000	1,293,080
China National Building Material Co. Ltd. Class H	7,846,000	3,565,377
China National Materials Co. Ltd. Class H	3,699,000	757,118
China New Town Development Co. Ltd.[a]	10,810,000	396,600
China Ocean Industry Group Ltd.[a,b]	37,185,000	837,699
China Oceanwide Holdings Ltd.[a]	13,328,000	1,578,466
China Oil and Gas Group Ltd.[a,b]	21,368,000	1,512,896
China Oilfield Services Ltd. Class H	4,914,000	3,738,566
China Overseas Grand Oceans Group Ltd.	3,695,000	1,132,071
China Overseas Land & Investment Ltd.	10,318,000	31,014,502
China Pacific Insurance Group Co. Ltd. Class H	6,934,000	23,699,040
China Petroleum & Chemical Corp. Class H	66,786,200	45,566,430
China Power International Development Ltd.	9,109,000	3,846,156
China Power New Energy Development Co. Ltd.	282,000	177,517
China Power New Energy Development Co. Ltd. New[b]	1,468,000	869,293
China Railway Construction Corp. Ltd. Class H	5,223,000	6,528,624
China Railway Group Ltd. Class H	10,525,000	8,088,702
China Rare Earth Holdings Ltd.[a]	3,271,600	235,847
China Regenerative Medicine International Ltd.[a,b]	35,850,000	1,453,725
China Resources Beer Holdings Co. Ltd.	3,262,000	7,071,449

Security	Shares	Value
China Resources Gas Group Ltd.	2,398,000	$6,714,147
China Resources Land Ltd.	7,321,777	17,512,357
China Resources Power Holdings Co. Ltd.	5,156,000	8,097,578
China SCE Property Holdings Ltd.	6,214,200	1,375,929
China Shanshui Cement Group Ltd.[a,b]	3,521,000	410,745
China Shenhua Energy Co. Ltd. Class H	8,826,500	14,021,229
China Shineway Pharmaceutical Group Ltd.	1,509,000	1,606,487
China Shipping Container Lines Co. Ltd. Class Ha,b	10,401,000	2,262,790
China Singyes Solar Technologies Holdings Ltd.[b]	841,000	285,813
China Southern Airlines Co. Ltd. Class H	4,864,000	2,855,228
China State Construction International Holdings Ltd.	5,080,000	6,506,826
China Suntien Green Energy Corp. Ltd. Class H	7,686,000	791,540
China Taiping Insurance Holdings Co. Ltd.[a]	4,445,708	8,607,384
China Telecom Corp. Ltd. Class H	36,660,000	17,083,759
China Traditional Chinese Medicine Co. Ltd.[a,b]	6,238,000	2,834,670
China Travel International Investment Hong Kong Ltd.[b]	7,502,000	2,211,541
China Unicom Hong Kong Ltd.	15,930,000	17,205,216
China Vanke Co. Ltd. Class H	3,456,087	8,239,636
China Water Affairs Group Ltd.	3,598,000	1,871,220
China Yurun Food Group Ltd.[a,b]	6,107,000	943,391
China ZhengTong Auto Services Holdings Ltd.[b]	3,314,000	1,207,317
Chinasoft International Ltd.[a,b]	6,014,000	2,314,819
Chongqing Changan Automobile Co. Ltd. Class B	2,354,767	3,288,971
Chongqing Rural Commercial Bank Co. Ltd. Class H	6,989,000	3,580,804
CIFI Holdings Group Co. Ltd.[b]	8,088,000	1,905,349
CIMC Enric Holdings Ltd.[b]	1,952,000	977,489
CITIC Ltd.[b]	11,592,000	16,832,548
CITIC Resources Holdings Ltd.[a,b]	10,386,000	882,419
CITIC Securities Co. Ltd. Class H	5,707,500	12,372,869

4

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
CNOOC Ltd.	46,661,000	$55,742,240
Cogobuy Group[a,b,c]	1,199,000	1,975,657
Colour Life Services Group Co. Ltd.	1,275,000	935,551
Comba Telecom Systems Holdings Ltd.[b]	5,338,840	865,964
Concord New Energy Group Ltd.	16,720,000	914,761
Coolpad Group Ltd.[a]	8,824,000	1,737,958
COSCO International Holdings Ltd.[b]	2,436,000	1,188,499
COSCO Pacific Ltd.	4,516,000	4,569,397
Country Garden Holdings Co. Ltd.	15,034,733	6,019,196
CPMC Holdings Ltd.[b]	1,955,000	883,357
Credit China Holdings Ltd.[a,b]	6,080,000	2,418,491
CRRC Corp. Ltd. Class H	11,026,750	10,489,973
CSPC Pharmaceutical Group Ltd.	11,378,000	10,370,068
CT Environmental Group Ltd.[b]	7,726,000	2,088,605
Ctrip.com International Ltd.[a,b]	881,457	40,335,472
Dah Chong Hong Holdings Ltd.[b]	3,242,000	1,439,841
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,499,200	9,504,914
Daphne International Holdings Ltd.[a,b]	4,956,000	803,867
Dawnrays Pharmaceutical Holdings Ltd.[b]	1,644,000	1,305,778
Dazhong Transportation Group Co. Ltd. Class B	1,467,400	1,791,695
Digital China Holdings Ltd.	2,899,000	2,388,419
Dongfeng Motor Group Co. Ltd. Class H	7,182,000	8,006,555
Dongjiang Environmental Co. Ltd. Class H	675,900	1,103,276
Dongyue Group Ltd.	5,746,000	1,013,371
E-Commerce China Dangdang Inc. ADR[a]	224,209	1,405,790
Eastern Communications Co. Ltd. Class B	1,093,500	800,442
ENN Energy Holdings Ltd.[b]	2,026,000	10,054,170
EverChina International Holdings Co. Ltd.[a]	17,410,000	533,406
Evergrande Real Estate Group Ltd.[b]	10,781,000	7,216,802
Fantasia Holdings Group Co. Ltd.[b]	6,799,500	814,034
Far East Horizon Ltd.[b]	5,812,000	4,406,800
FDG Electric Vehicles Ltd.[a,b]	38,775,000	2,221,234
First Tractor Co. Ltd. Class H	1,388,000	709,353
Fosun International Ltd.	6,930,000	9,848,831

Security	Shares	Value
Fufeng Group Ltd.[b]	3,404,400	$964,152
Future Land Holdings Co. Ltd. Class Ad	1,385,589	1,933,722
GCL-Poly Energy Holdings Ltd.[b]	36,617,000	5,232,246
Geely Automobile Holdings Ltd.	14,090,000	7,454,787
GF Securities Co. Ltd.[a]	3,627,800	8,406,171
Glorious Property Holdings Ltd.[a]	9,159,000	860,703
Golden Eagle Retail Group Ltd.[b]	1,997,000	2,149,150
GOME Electrical Appliances Holding Ltd.[b]	33,340,000	3,991,452
Goodbaby International Holdings Ltd.	3,128,000	1,892,548
Great Wall Motor Co. Ltd. Class H	8,129,500	6,258,171
Greatview Aseptic Packaging Co. Ltd.[b]	3,998,000	2,017,489
Greentown China Holdings Ltd.[a,b]	1,951,500	1,369,139
Guangdong Investment Ltd.	7,702,000	10,866,670
Guangdong Land Holdings Ltd.[a]	3,340,000	911,517
Guangzhou Automobile Group Co. Ltd. Class H	5,548,000	6,349,223
Guangzhou R&F Properties Co. Ltd. Class H	2,539,600	3,373,863
Haier Electronics Group Co. Ltd.	3,525,000	5,699,426
Haitian International Holdings Ltd.	2,015,000	3,237,219
Haitong Securities Co. Ltd. Class H	8,027,200	13,123,516
Hanergy Thin Film Power Group Ltd.[a,b]	5,165,768	7
Hangzhou Steam Turbine Co. Ltd. Class B	911,200	809,366
Harbin Electric Co. Ltd. Class Hb	2,912,000	1,075,860
HC International Inc.[a,b]	1,952,000	1,090,566
Hengan International Group Co. Ltd.	1,961,000	17,696,118
Hengdeli Holdings Ltd.[a,b]	10,410,800	924,731
Hi Sun Technology (China) Ltd.[a]	6,456,000	955,749
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	1,524,000	694,497
Honghua Group Ltd.[a]	6,009,000	243,666
Hopson Development Holdings Ltd.[a]	1,942,000	1,714,967
Hua Han Health Industry Holdings Ltd. Class Hb	15,240,288	1,451,802
Hua Hong Semiconductor Ltd.[b,c]	1,162,000	1,085,988
Huabao International Holdings Ltd.[a]	6,183,000	2,395,787
Huadian Power International Corp. Ltd. Class H	4,378,000	2,321,963

5

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Huaneng Power International Inc. Class H	11,218,000	$7,668,181
Huaneng Renewables Corp. Ltd. Class H	11,106,000	3,374,054
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	438,600	782,462
Huatai Securities Co. Ltd.[a,c]	3,864,000	8,107,876
iKang Healthcare Group Inc. ADR[a]	154,408	3,072,719
IMAX China Holding Inc.[a,c]	163,200	899,179
Industrial & Commercial Bank of China Ltd. Class H	193,087,000	102,407,708
Inner Mongolia Yitai Coal Co. Ltd. Class B	3,261,516	2,423,306
Intime Retail Group Co. Ltd.[b]	4,343,000	3,941,498
JA Solar Holdings Co. Ltd. ADR[a]	156,703	1,248,923
JD.com Inc. ADR[a,b]	1,730,266	42,581,846
Jiangsu Expressway Co. Ltd. Class H	3,304,000	4,525,474
Jiangxi Copper Co. Ltd. Class H	3,840,000	4,127,624
JinkoSolar Holding Co. Ltd.[a,b]	68,361	1,486,168
Ju Teng International Holdings Ltd.	3,260,000	1,405,869
Jumei International Holding Ltd. ADR[a]	223,924	1,155,448
K Wah International Holdings Ltd.	4,404,000	2,148,666
Kaisa Group Holdings Ltd.[a,b]	2,773,000	122,441
Kama Co. Ltd.[a]	817,200	1,040,296
Kingboard Chemical Holdings Ltd.	1,826,200	3,761,410
Kingboard Laminates Holdings Ltd.	3,303,500	1,743,575
Kingdee International Software Group Co. Ltd.[a,b]	5,884,000	2,014,822
Kingsoft Corp. Ltd.[b]	2,182,000	4,168,416
Konka Group Co. Ltd. Class B	2,027,100	767,193
Kunlun Energy Co. Ltd.	8,552,000	7,001,760
KWG Property Holding Ltd.	3,397,500	2,134,331
Lao Feng Xiang Co. Ltd. Class B	601,717	2,125,264
Launch Tech Co. Ltd.[a]	529,000	551,599
Lee & Man Paper Manufacturing Ltd.	3,952,000	2,614,944
Lenovo Group Ltd.[b]	19,332,000	11,870,734
Leyou Technologies Holdings Ltd.[a,b]	8,445,000	1,163,231

Security	Shares	Value
Li Ning Co. Ltd.[a,b]	4,384,500	$1,760,991
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	2,400,000	895,966
Lifetech Scientific Corp.[a,b]	6,338,000	1,142,254
Livzon Pharmaceutical Group Inc. Class H	288,970	1,320,576
Longfor Properties Co. Ltd.	4,009,500	5,419,534
Lonking Holdings Ltd.	10,164,000	1,491,598
Luthai Textile Co. Ltd. Class B	1,111,592	1,459,580
Luye Pharma Group Ltd.[a,b]	4,071,500	2,515,811
Microport Scientific Corp.[a]	3,117,000	1,564,890
MIE Holdings Corp.[a]	3,706,000	362,578
Minth Group Ltd.	1,910,000	5,618,262
MMG Ltd.[a,b]	6,620,000	1,431,692
Momo Inc. ADR[a,b]	109,288	1,396,701
National Agricultural Holdings Ltd.[a,b]	3,498,000	693,462
NetDragon Websoft Holdings Ltd.[b]	539,000	1,734,647
Netease Inc.	207,665	36,931,144
New China Life Insurance Co. Ltd. Class H	2,113,900	7,238,498
New Oriental Education & Technology Group Inc. ADR	353,518	14,936,135
New World Department Store China Ltd.	4,572,000	594,443
Nexteer Automotive Group Ltd.[b]	2,273,000	2,291,098
Nine Dragons Paper (Holdings) Ltd.	4,422,000	3,199,171
Noah Holdings Ltd. ADR[a,b]	81,584	2,067,339
North Mining Shares Co. Ltd.[a,b]	42,900,000	574,345
NQ Mobile Inc. ADR[a]	280,555	1,197,970
Parkson Retail Group Ltd.[b]	8,594,500	807,655
PAX Global Technology Ltd.[b]	2,346,000	1,978,116
Peak Sport Products Co. Ltd.	2,257,000	645,011
People’s Insurance Co. Group of China Ltd. (The) Class H	18,165,000	7,272,407
PetroChina Co. Ltd. Class H	55,444,000	38,113,445
Phoenix Healthcare Group Co. Ltd.	1,863,000	2,633,283
Phoenix Satellite Television Holdings Ltd.[b]	6,790,000	1,477,199
PICC Property & Casualty Co. Ltd. Class H	12,053,360	22,002,233
Ping An Insurance Group Co. of China Ltd. Class H	13,658,500	61,011,946
Poly Property Group Co. Ltd.[b]	6,359,000	1,661,756

6

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Qihoo 360 Technology Co. Ltd. ADR[a]	240,730	$17,886,239
Qunar Cayman Islands Ltd. ADR[a,b]	99,083	3,218,216
Real Nutriceutical Group Ltd.	1,444,000	139,415
Renhe Commercial Holdings Co. Ltd.[a,b]	43,746,000	1,312,129
Renren Inc.[a]	306,054	682,500
Road King Infrastructure Ltd.[b]	1,655,000	1,282,558
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	4,169,000	805,018
Seaspan Corp.	113,796	1,705,802
Semiconductor Manufacturing International Corp.[a]	76,657,000	6,414,275
Shandong Airlines Co. Ltd. Class B	442,800	996,965
Shandong Chenming Paper Holdings Ltd. Class H	1,662,000	1,163,891
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	582,000	1,066,880
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,644,000	3,240,442
Shang Gong Group Co. Ltd. Class Ba	829,300	825,134
Shanghai Baosight Software Co. Ltd. Class B	773,600	1,363,857
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	1,482,600	1,174,219
Shanghai Electric Group Co. Ltd. Class Ha,b	7,678,000	3,301,239
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,110,000	2,886,402
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	1,474,800	876,031
Shanghai Haixin Group Co. Class B	1,385,600	1,084,925
Shanghai Industrial Holdings Ltd.	1,490,000	3,360,491
Shanghai Industrial Urban Development Group Ltd.[b]	6,508,000	1,256,670
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	4,030,000	1,535,604
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	514,000	938,564
Shanghai Jinjiang International Travel Co. Ltd. Class B	250,800	985,895

Security	Shares	Value
Shanghai Lingyun Industries Development Co. Ltd. Class B	495,695	$671,667
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,313,033	4,032,324
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,960,400	4,234,665
Shanghai Potevio Co. Ltd. Class Ba	418,100	742,546
Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,800	909,347
Shenzhen Expressway Co. Ltd. Class H	2,214,000	1,901,016
Shenzhen International Holdings Ltd.	2,872,250	4,363,014
Shenzhen Investment Ltd.	8,058,000	3,257,162
Shenzhou International Group Holdings Ltd.	1,546,000	7,781,595
Shimao Property Holdings Ltd.	3,289,000	4,166,212
Shougang Concord International Enterprises Co. Ltd.[a,b]	24,278,000	662,569
Shougang Fushan Resources Group Ltd.[b]	9,272,000	1,444,246
Shui On Land Ltd.	10,390,666	2,621,693
Sihuan Pharmaceutical Holdings Group Ltd.	1,949,000	418,997
Sina Corp.[a]	150,279	8,116,569
Sino Biopharmaceutical Ltd.	12,211,000	8,284,079
Sino Oil And Gas Holdings Ltd.[a,b]	42,940,000	978,403
Sino-Ocean Group Holding Ltd.[b]	8,630,000	3,499,482
Sinofert Holdings Ltd.	7,908,000	997,643
Sinolink Worldwide Holdings Ltd.[a,b]	7,358,000	757,761
Sinopec Engineering Group Co. Ltd. Class H	3,487,000	3,061,390
Sinopec Kantons Holdings Ltd.[b]	3,350,000	1,673,243
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	9,507,000	4,650,605
Sinopharm Group Co. Ltd. Class H	3,196,800	14,814,956
Sinosoft Technology Group Ltd.	1,708,000	978,431
Sinotrans Ltd. Class H	5,391,000	2,324,859
Sinotrans Shipping Ltd.[b]	7,009,000	1,136,865
Skyworth Digital Holdings Ltd.	5,452,000	3,291,631
SMI Holdings Group Ltd.[b]	16,296,000	1,489,436
SOHO China Ltd.[b]	5,828,000	2,558,329
Sohu.com Inc.[a]	89,569	3,741,297

7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
SouFun Holdings Ltd. ADR[a]	781,928	$4,245,869
SSY Group Ltd.[b]	6,426,411	2,101,283
Sun Art Retail Group Ltd.[b]	6,666,000	4,196,204
Sunac China Holdings Ltd.[b]	5,280,000	3,282,944
Sunny Optical Technology Group Co. Ltd.[b]	2,041,000	7,054,556
Superb Summit International Group Ltd.[a,b]	6,035,000	58,189
TAL Education Group Class A ADR[a]	114,952	6,140,736
TCL Communication Technology Holdings Ltd.[b]	2,006,000	1,353,146
TCL Multimedia Technology Holdings Ltd.[b]	1,646,000	953,509
Tech Pro Technology Development Ltd.[a,b]	14,764,000	4,257,302
Technovator International Ltd.[b]	1,678,000	889,962
Tencent Holdings Ltd.	14,794,900	330,060,075
Tian Ge Interactive Holdings Ltd.[c]	1,398,000	1,042,001
Tiangong International Co. Ltd.	2,238,000	135,407
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	1,148,000	605,910
Tianjin Development Holdings Ltd.	2,352,000	1,089,989
Tianjin Port Development Holdings Ltd.	6,940,000	982,731
Tianneng Power International Ltd.	2,172,000	1,602,127
Tibet Water Resources Ltd.[b]	6,014,000	1,943,209
Tingyi Cayman Islands Holding Corp.[b]	5,488,000	4,987,710
Tong Ren Tang Technologies Co. Ltd. Class H	1,910,000	3,107,870
Tongda Group Holdings Ltd.[b]	9,900,000	2,102,817
Towngas China Co. Ltd.[b]	3,608,000	1,969,313
TravelSky Technology Ltd. Class H	2,582,000	4,892,676
Tsingtao Brewery Co. Ltd. Class H	1,052,000	3,785,123
Tuniu Corp. ADR[a]	122,146	1,129,240
United Photovoltaics Group Ltd.[a]	13,220,000	1,038,111
V1 Group Ltd.[b]	21,230,000	1,147,841
Vinda International Holdings Ltd.[b]	715,000	1,264,664
Vipshop Holdings Ltd. ADR[a]	1,065,466	12,433,988
Viva China Holdings Ltd.[a,b]	10,304,000	848,923
Want Want China Holdings Ltd.[b]	15,594,000	11,040,853
Wasion Group Holdings Ltd.[b]	1,994,000	1,029,324

Security	Shares	Value
Weichai Power Co. Ltd. Class H	2,736,000	$3,198,043
Weiqiao Textile Co. Class H	1,990,500	1,516,933
Welling Holding Ltd.[b]	5,752,000	977,406
West China Cement Ltd.[b]	7,068,000	1,483,087
Wisdom Sports Group[a,b]	2,428,000	834,531
Xiamen International Port Co. Ltd. Class H	3,500,000	680,342
Xingda International Holdings Ltd.	5,320,000	1,082,059
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,609,000	1,555,530
Xinyi Solar Holdings Ltd.[b]	7,874,000	3,192,922
XTEP International Holdings Ltd.	2,597,000	1,374,030
Yanchang Petroleum International Ltd.[a]	25,790,000	670,633
Yanzhou Coal Mining Co. Ltd. Class H	5,228,000	2,813,159
Yingde Gases Group Co. Ltd.	3,928,500	1,324,983
Yuanda China Holdings Ltd.	14,870,000	461,329
YuanShengTai Dairy Farm Ltd.[a,b]	14,344,000	849,397
Yuexiu Property Co. Ltd.	20,452,880	2,606,586
Yuexiu REIT	4,042,000	2,211,402
Yuexiu Transport Infrastructure Ltd.[b]	2,806,000	1,813,317
Yuxing InfoTech Investment Holdings Ltd.[a,b]	3,052,000	1,088,295
Yuzhou Properties Co. Ltd.[a]	6,472,400	1,866,361
YY Inc. ADR[a]	82,321	3,576,847
Zhaojin Mining Industry Co. Ltd. Class Hb	2,364,500	1,881,093
Zhejiang Expressway Co. Ltd. Class H	4,046,000	3,791,750
Zhonglu Co. Ltd. Class Ba	272,900	653,868
Zhongsheng Group Holdings Ltd.[b]	2,335,000	1,253,445
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,434,500	8,032,897
Zijin Mining Group Co. Ltd. Class H	14,912,000	4,299,979
ZTE Corp. Class H	2,042,440	2,681,834

		2,895,284,703
COLOMBIA — 0.29%
Almacenes Exito SA	489,310	2,406,600
Cementos Argos SA	1,385,809	5,219,543

8

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Corp. Financiera Colombiana SA	293,054	$3,688,701
Ecopetrol SA	13,064,770	5,664,776
Grupo Argos SA/Colombia	785,312	4,390,987
Grupo de Inversiones Suramericana SA	650,715	7,832,672
Interconexion Electrica SA ESP	1,159,930	3,302,863

		32,506,142
CZECH REPUBLIC — 0.17%
CEZ AS	412,546	7,496,541
Komercni Banka AS	207,460	8,161,862
Pegas Nonwovens SA	40,537	1,330,114
Philip Morris CR AS	2,665	1,361,242

		18,349,759
EGYPT — 0.23%
Commercial International Bank Egypt SAE	2,530,343	12,133,177
Egypt Kuwait Holding Co. SAE	871,796	331,282
Egyptian Financial Group-Hermes Holding Co.[a]	1,450,454	1,835,945
Ezz Steel[a]	791,301	687,046
Global Telecom Holding SAE[a]	6,408,004	2,172,095
Global Telecom Holding SAE GDR[a]	261,236	451,938
Juhayna Food Industries	1,184,159	933,464
Orascom Telecom Media And Technology Holding SAE[a]	9,784,899	782,356
Orascom Telecom Media And Technology Holding SAE GDR[a]	25,000	13,300
Palm Hills Developments SAE	4,163,708	1,158,155
Pioneers Holding For Financial Investments SAE[a]	1,021,756	1,162,139
Six of October Development & Investment[a]	997,636	1,207,730
South Valley Cement[a]	1,748,280	1,015,898
Talaat Moustafa Group	2,977,305	1,954,706

		25,839,231
GREECE — 0.49%
Alpha Bank AEa	3,592,739	9,759,063
Athens Water Supply & Sewage Co. SA (The)	111,894	734,939
Eurobank Ergasias SAa	4,802,247	5,292,639
FF Group[b]	100,253	2,166,285
Hellenic Exchanges-Athens Stock Exchange SA	226,005	1,320,900

Security	Shares	Value
Hellenic Telecommunications Organization SA	649,748	$6,589,553
Intralot SA-Integrated Lottery Systems & Services[a]	406,079	483,712
JUMBO SAa	283,129	3,876,878
Metka SA	104,547	919,457
Motor Oil Hellas Corinth Refineries SA	177,831	2,153,917
Mytilineos Holdings SA	282,143	1,334,906
National Bank of Greece SAa,b	14,081,045	4,498,932
OPAP SA	610,355	5,000,955
Piraeus Bank SAa	17,171,694	5,180,540
Piraeus Port Authority SA	24,257	371,306
Public Power Corp. SA	372,090	1,304,822
Titan Cement Co. SA	134,023	3,133,223

		54,122,027
HUNGARY — 0.27%
Magyar Telekom Telecommunications PLC	1,487,328	2,386,578
MOL Hungarian Oil & Gas PLC	92,549	5,092,533
OTP Bank PLC	612,973	14,821,175
Richter Gedeon Nyrt	365,357	7,328,183

		29,628,469
INDIA — 8.90%
ACC Ltd.	144,306	3,279,350
Adani Enterprises Ltd.	783,594	848,403
Adani Ports & Special Economic Zone Ltd.	2,263,154	6,463,031
Adani Power Ltd.[a]	2,719,443	1,204,420
Adani Transmissions Ltd.[a]	1,133,736	537,507
Aditya Birla Nuvo Ltd.	123,746	1,923,640
AIA Engineering Ltd.	145,599	2,036,677
Ajanta Pharma Ltd.	75,446	1,702,959
Alstom T&D India Ltd.	254,771	1,256,721
Amara Raja Batteries Ltd.	160,426	2,001,838
Ambuja Cements Ltd.	1,909,432	6,481,597
Apollo Hospitals Enterprise Ltd.	232,899	4,738,976
Apollo Tyres Ltd.	681,180	1,583,869
Arvind Ltd.	430,801	2,045,320
Ashok Leyland Ltd.	3,244,774	5,254,041
Asian Paints Ltd.	822,892	12,044,664
Aurobindo Pharma Ltd.	721,049	8,415,543
Axis Bank Ltd.	1,654,948	12,671,906
Bajaj Auto Ltd.	222,174	8,645,750

9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Bajaj Finance Ltd.	45,083	$5,084,727
Balkrishna Industries Ltd.	142,778	1,413,563
Bata India Ltd.	136,353	1,159,968
Bayer CropScience Ltd./India	36,171	2,127,845
Berger Paints India Ltd.	599,260	2,518,700
Bharat Forge Ltd.	293,788	3,298,320
Bharat Heavy Electricals Ltd.	1,692,120	3,030,400
Bharat Petroleum Corp. Ltd.	328,003	4,779,772
Bharti Airtel Ltd.	2,686,774	14,031,840
Bharti Infratel Ltd.	1,563,113	8,701,255
Biocon Ltd.	205,348	2,187,815
Blue Dart Express Ltd.	17,930	1,449,190
Bosch Ltd.	20,785	6,903,379
Cadila Healthcare Ltd.	582,249	2,911,029
Cairn India Ltd.	1,131,925	2,441,836
Canara Bank Ltd.	358,735	1,100,437
Ceat Ltd.	67,247	923,478
Century Textiles & Industries Ltd.	99,541	920,849
CESC Ltd.	223,479	1,808,491
Cipla Ltd.	979,806	6,882,742
Coal India Ltd.	1,899,387	8,225,925
Container Corp. of India Ltd.	107,631	2,301,945
Credit Analysis & Research Ltd.	94,646	1,398,837
CRISIL Ltd.	81,259	2,700,985
Crompton Greaves Consumer Electricals Ltd.[a]	1,049,577	2,063,744
Crompton Greaves Ltd.[a]	7,342	7,207
Dabur India Ltd.	1,539,486	6,628,358
DCB Bank Ltd.[a]	820,403	1,147,967
Dewan Housing Finance Corp. Ltd.	591,880	1,746,127
Dish TV India Ltd.[a]	1,385,183	1,817,815
Divi’s Laboratories Ltd.	241,716	3,949,687
Dr. Reddy’s Laboratories Ltd.	313,041	14,809,256
Eicher Motors Ltd.	33,345	9,161,190
Exide Industries Ltd.	732,913	1,789,120
Federal Bank Ltd.	3,975,052	3,092,725
Finolex Cables Ltd.	403,353	2,113,130
GAIL (India) Ltd.	859,117	4,730,027
Gateway Distriparks Ltd.	351,609	1,539,220
GlaxoSmithKline Consumer Healthcare Ltd.	35,007	2,989,682
Glenmark Pharmaceuticals Ltd.	388,200	4,910,700
GMR Infrastructure Ltd.[a]	6,088,257	1,017,952
Godrej Consumer Products Ltd.	335,406	7,386,330

Security	Shares	Value
Godrej Industries Ltd.	329,667	$1,687,164
GRUH Finance Ltd.	442,592	1,855,288
Gujarat Pipavav Port Ltd.[a]	519,469	1,236,427
Havells India Ltd.	783,413	4,243,948
HCL Technologies Ltd.	1,499,570	16,487,804
Hero Motocorp Ltd.	129,704	5,973,690
Hexaware Technologies Ltd.	334,698	1,079,928
Hindalco Industries Ltd.	3,057,197	4,782,195
Hindustan Unilever Ltd.	1,722,477	21,713,680
Housing Development & Infrastructure Ltd.[a]	886,625	1,280,820
Housing Development Finance Corp. Ltd.	3,954,882	72,749,609
ICICI Bank Ltd.	2,965,466	10,782,511
Idea Cellular Ltd.	3,543,791	6,054,229
IFCI Ltd.	790,149	282,767
India Cements Ltd. (The)[a]	749,816	1,049,195
Indiabulls Housing Finance Ltd.	791,527	8,451,699
Indian Hotels Co. Ltd.[a]	1,245,862	2,177,504
Infosys Ltd.	4,824,903	89,538,755
IRB Infrastructure Developers Ltd.	513,637	1,683,242
ITC Ltd.	5,914,683	30,859,025
Jain Irrigation Systems Ltd.	1,370,010	1,314,322
Jaiprakash Associates Ltd.[a]	154,529	12,631
Jammu & Kashmir Bank Ltd. (The)	976,212	831,344
Jindal Steel & Power Ltd.[a]	1,201,828	1,129,756
JSW Steel Ltd.	231,115	4,771,545
Jubilant Foodworks Ltd.	128,427	1,972,930
Jubilant Life Sciences Ltd.	87,827	473,366
Just Dial Ltd.	120,643	1,219,250
Kajaria Ceramics Ltd.	126,959	2,057,175
Karur Vysya Bank Ltd. (The)	279,479	1,917,329
KPIT Technologies Ltd.	544,586	1,464,963
L&T Finance Holdings Ltd.	1,102,908	1,291,657
Larsen & Toubro Ltd.	855,104	18,726,886
LIC Housing Finance Ltd.	825,007	5,772,045
Lupin Ltd.	595,669	13,055,850
Mahindra & Mahindra Financial Services Ltd.	791,209	3,781,129
Mahindra & Mahindra Ltd.	982,406	19,306,464
Manappuram Finance Ltd.	1,472,405	1,174,029
Marico Ltd.	1,344,585	4,979,870
Maruti Suzuki India Ltd.	280,608	17,355,700
Max Financial Services Ltd.	399,105	2,111,932

10

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Max India Ltd.	369,515	$303,806
Max Ventures & Industries Ltd.[a]	73,903	303,817
MindTree Ltd.	304,981	2,995,645
Motherson Sumi Systems Ltd.	892,032	3,775,078
Mphasis Ltd.	265,547	2,069,239
MRF Ltd.	3,378	1,695,624
NCC Ltd./India	1,132,410	1,238,692
Nestle India Ltd.	67,118	6,082,217
NIIT Technologies Ltd.	140,598	1,014,704
NTPC Ltd.	4,346,215	9,246,647
Oil & Natural Gas Corp. Ltd.	2,238,732	7,012,154
Page Industries Ltd.	17,478	3,583,373
Persistent Systems Ltd.	149,302	1,633,036
PI Industries Ltd.	203,866	2,048,356
Piramal Enterprises Ltd.	222,708	4,785,318
Power Finance Corp. Ltd.	837,603	2,037,833
PTC India Ltd.	1,440,389	1,464,258
Rajesh Exports Ltd.	263,395	2,245,620
Rallis India Ltd.	436,427	1,334,221
Ramco Cements Ltd. (The)	281,724	2,058,755
Raymond Ltd.	193,554	1,339,646
Redington India Ltd.	869,911	1,476,463
Reliance Capital Ltd.	303,532	1,853,627
Reliance Communications Ltd.[a]	2,455,085	1,713,105
Reliance Industries Ltd.	3,403,261	48,447,849
Reliance Infrastructure Ltd.	285,369	2,282,189
Rural Electrification Corp. Ltd.	840,182	1,999,155
Shree Cement Ltd.	24,438	4,768,815
Shriram Transport Finance Co. Ltd.	401,356	7,037,238
Siemens Ltd.	218,987	3,919,211
Sintex Industries Ltd.	1,035,192	1,246,969
SKS Microfinance Ltd.[a]	311,299	3,007,038
Sobha Ltd.	279,259	1,265,869
SRF Ltd.	60,777	1,171,641
State Bank of India	4,162,156	12,677,920
Strides Shasun Ltd.	135,741	2,242,647
Sun Pharma Advanced Research Co. Ltd.[a]	226,143	947,626
Sun Pharmaceuticals Industries Ltd.	2,538,648	28,778,387
Sun TV Network Ltd.	284,827	1,587,217
Sundaram Finance Ltd.	111,480	2,302,004
Suzlon Energy Ltd.[a]	7,018,139	1,658,444
Tata Communications Ltd.	279,660	1,900,491
Tata Consultancy Services Ltd.	1,244,877	47,537,891

Security	Shares	Value
Tata Elxsi Ltd.	248	$6,637
Tata Global Beverages Ltd.	1,212,576	2,122,031
Tata Motors Ltd.[a]	4,136,024	28,254,788
Tata Motors Ltd. Class Aa	979,325	4,577,509
Tata Power Co. Ltd.	3,328,168	3,647,951
Tata Steel Ltd.	767,864	3,815,640
Tech Mahindra Ltd.	662,594	5,321,136
Thermax Ltd.	130,984	1,424,112
Titan Co. Ltd.	909,781	4,874,430
Torrent Power Ltd.	218,071	597,965
TTK Prestige Ltd.	17,801	1,223,291
Tube Investments of India Ltd.	302,041	1,979,865
TV18 Broadcast Ltd.[a]	1,893,856	1,148,389
TVS Motor Co. Ltd.	347,949	1,472,002
Ultratech Cement Ltd.	101,445	4,864,867
Union Bank of India	475,334	836,435
United Spirits Ltd.[a]	181,410	6,659,743
UPL Ltd.	802,825	7,105,332
VA Tech Wabag Ltd.	178,697	1,534,269
Vakrangee Ltd.	363,762	968,807
Vedanta Ltd.	2,739,243	4,419,184
Vijaya Bank	2,074,449	935,714
Voltas Ltd.	390,738	1,950,206
Welspun India Ltd.	863,442	1,337,799
Wipro Ltd.	1,647,614	13,356,484
Wockhardt Ltd.[a]	83,063	1,131,970
Yes Bank Ltd.	277,419	4,259,104
Zee Entertainment Enterprises Ltd.	1,596,511	10,520,962

		989,465,887
INDONESIA — 2.51%
Ace Hardware Indonesia Tbk PT	24,786,800	1,506,079
Adaro Energy Tbk PT	39,508,000	2,053,490
Adhi Karya Persero Tbk PT	5,742,300	1,080,360
AKR Corporindo Tbk PT	5,463,200	2,559,625
Alam Sutera Realty Tbk PT	34,593,900	977,544
Aneka Tambang Persero Tbk PTa	27,972,043	1,331,027
Arwana Citramulia Tbk PT	20,420,400	867,045
Astra International Tbk PT	52,663,100	25,444,836
Bank Bukopin Tbk	19,945,100	781,159
Bank Central Asia Tbk PT	32,001,200	30,455,022
Bank Danamon Indonesia Tbk PT	9,560,500	2,295,640
Bank Mandiri Persero Tbk PT	24,807,600	16,390,087
Bank Negara Indonesia Persero Tbk PT	20,014,000	7,032,738

11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,190,500	$497,439
Bank Rakyat Indonesia Persero Tbk PT	29,217,600	22,137,786
Bank Tabungan Negara Persero Tbk PT	13,180,676	1,645,172
Bumi Serpong Damai Tbk PT	20,482,700	2,744,022
Charoen Pokphand Indonesia Tbk PT	19,919,800	5,103,902
Ciputra Development Tbk PT	30,677,995	3,099,241
Eagle High Plantations Tbk PTa	22,624,200	394,184
Gudang Garam Tbk PT	1,274,300	6,455,458
Hanjaya Mandala Sampoerna Tbk PT	993,300	6,908,016
Hanson International Tbk PTa	42,100,900	2,357,774
Indocement Tunggal Prakarsa Tbk PT	3,814,200	4,649,080
Indofood CBP Sukses Makmur Tbk PT	3,182,500	3,774,268
Indofood Sukses Makmur Tbk PT	11,413,600	5,786,177
Jasa Marga Persero Tbk PT	6,380,800	2,522,425
Kalbe Farma Tbk PT	57,886,500	6,059,861
Kawasan Industri Jababeka Tbk PT	68,230,813	1,258,724
Krakatau Steel Persero Tbk PTa	9,950,400	407,923
Link Net Tbk PT	3,619,200	1,115,434
Lippo Cikarang Tbk PTa	2,244,400	1,187,100
Lippo Karawaci Tbk PT	48,461,700	3,388,062
Matahari Department Store Tbk PT	6,124,100	8,506,940
Media Nusantara Citra Tbk PT	14,089,000	2,165,952
Mitra Adiperkasa Tbk PTa	2,831,900	783,644
Modernland Realty Tbk PT	34,018,300	876,606
Multipolar Tbk PT	21,531,454	450,805
Pakuwon Jati Tbk PT	68,489,100	2,757,614
Panin Financial Tbk PTa	64,540,500	864,635
Pembangunan Perumahan Persero Tbk PT	6,759,600	1,830,931
Perusahaan Gas Negara Persero Tbk PT	28,762,900	5,221,961
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,532,400	1,011,858
Ramayana Lestari Sentosa Tbk PT	13,747,100	835,292
Salim Ivomas Pratama Tbk PT	6,308,600	210,595
Semen Indonesia Persero Tbk PT	7,931,800	5,225,930

Security	Shares	Value
Siloam International Hospitals Tbk PT	901,200	$667,983
Sugih Energy Tbk PTa	63,007,900	1,595,954
Summarecon Agung Tbk PT	28,098,000	3,291,127
Surya Citra Media Tbk PT	16,631,100	4,078,637
Tambang Batubara Bukit Asam Persero Tbk PT	2,178,200	1,016,547
Telekomunikasi Indonesia Persero Tbk PT	131,162,500	35,527,178
Timah Persero Tbk PT	17,052,752	817,683
Tower Bersama Infrastructure Tbk PT	6,524,200	3,176,130
Unilever Indonesia Tbk PT	4,041,800	12,752,678
United Tractors Tbk PT	4,525,100	4,703,984
Waskita Karya Persero Tbk PT	12,411,900	2,280,664
Wijaya Karya Persero Tbk PT	7,146,300	1,255,572
XL Axiata Tbk PTa	10,228,400	2,643,210

		278,816,810
MALAYSIA — 3.01%
AEON Credit Service M Bhd[b]	334,800	1,101,134
AirAsia Bhd	3,359,200	1,871,194
Alliance Financial Group Bhd	3,129,600	3,069,721
AMMB Holdings Bhd[b]	4,824,700	5,036,197
Astro Malaysia Holdings Bhd[b]	4,745,300	3,171,961
Axiata Group Bhd	7,043,800	8,904,974
Berjaya Corp. Bhd[b]	11,085,800	979,975
Berjaya Sports Toto Bhd	1,771,573	1,308,621
British American Tobacco Malaysia Bhd	370,500	4,491,942
Bumi Armada Bhd[a]	7,271,000	1,144,623
Bursa Malaysia Bhd	1,452,300	3,091,721
Cahya Mata Sarawak Bhd[b]	1,783,300	1,550,508
Capitaland Malaysia Mall Trust[b]	4,264,400	1,549,189
Carlsberg Brewery Malaysia Bhd	567,400	1,808,424
CIMB Group Holdings Bhd	7,955,600	8,458,485
Dialog Group Bhd	10,371,996	3,893,580
DiGi.Com Bhd[b]	9,512,000	10,320,601
DRB-Hicom Bhd[b]	1,876,300	363,536
Eastern & Oriental Bhd[a,b]	3,383,129	1,245,424
Felda Global Ventures Holdings Bhd	3,498,000	1,160,635
Gamuda Bhd	4,418,400	5,136,430
Genting Bhd[b]	5,914,600	11,975,310
Genting Malaysia Bhd	7,934,800	8,474,805

12

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Genting Plantations Bhd[b]	730,600	$1,840,213
HAP Seng Consolidated Bhd	1,624,600	3,061,126
Hartalega Holdings Bhd	2,225,900	2,248,003
Hong Leong Bank Bhd	1,833,500	5,932,565
Hong Leong Financial Group Bhd	713,500	2,571,296
IHH Healthcare Bhd	7,782,400	12,175,903
IJM Corp. Bhd	7,327,200	6,193,250
Inari Amertron Bhd	2,000,200	1,501,724
IOI Corp. Bhd	6,081,200	6,097,401
IOI Properties Group Bhd	4,257,873	2,505,844
KNM Group Bhd[a,b]	7,301,900	813,484
Kossan Rubber Industries	1,101,600	1,814,212
KPJ Healthcare Bhd[b]	2,139,850	2,218,106
Kuala Lumpur Kepong Bhd	1,109,000	6,188,268
Lafarge Malaysia Bhd[b]	1,159,500	2,229,700
Magnum Bhd	1,945,900	1,050,946
Mah Sing Group Bhd	4,814,523	1,679,078
Malayan Banking Bhd[b]	8,581,500	16,959,322
Malaysia Airports Holdings Bhd	2,046,500	3,167,143
Malaysia Building Society Bhd	2,823,500	759,042
Malaysian Resources Corp. Bhd	2,692,800	756,514
Maxis Bhd[b]	5,210,700	6,940,869
Media Prima Bhd	3,831,700	1,308,476
MISC Bhd	2,887,300	5,398,391
My EG Services Bhd	4,288,500	2,160,349
OSK Holdings Bhd	2,085,100	802,933
Parkson Holdings Bhd[a,b]	2,430,716	500,390
Pavilion REIT	3,946,100	1,586,468
Petronas Chemicals Group Bhd	6,433,100	10,251,828
Petronas Dagangan Bhd	628,000	3,565,105
Petronas Gas Bhd	1,907,600	9,997,690
POS Malaysia Bhd	1,811,500	1,074,879
PPB Group Bhd	1,230,700	4,864,380
Public Bank Bhd[b]	7,049,260	32,642,735
QL Resources Bhd	2,314,150	2,471,640
RHB Bank Bhd	1,791,200	2,646,239
Sapurakencana Petroleum Bhd[b]	8,923,200	3,457,767
Sime Darby Bhd[b]	6,604,900	11,853,308
Sunway Bhd[b]	1,799,600	1,311,891
Sunway Construction Group Bhd	3,609,070	1,381,044
Sunway REIT[b]	4,581,000	1,797,341
Supermax Corp. Bhd[b]	1,670,200	1,015,307
Ta Ann Holdings Bhd	1,361,400	1,325,461
TA Enterprise Bhd	4,942,000	634,357

Security	Shares	Value
Telekom Malaysia Bhd	2,812,200	$4,583,702
Tenaga Nasional Bhd	8,776,900	29,716,896
TIME dotCom Bhd	1,247,900	2,227,421
Top Glove Corp. Bhd	2,291,600	2,813,856
UEM Sunrise Bhd[b]	4,219,600	1,021,942
UMW Holdings Bhd[b]	1,399,900	1,688,424
UOA Development Bhd[b]	1,856,600	1,020,703
WCT Holdings Bhd	3,472,768	1,312,065
Westports Holdings Bhd[b]	2,979,700	3,131,968
YTL Corp. Bhd	11,072,900	4,371,234
YTL Power International Bhd	5,425,135	1,905,170

		334,654,359
MEXICO — 4.05%
Alfa SAB de CV	7,330,800	12,890,439
Alsea SAB de CV	1,517,800	5,781,498
America Movil SAB de CV	81,839,800	50,207,239
Arca Continental SAB de CV	1,140,300	7,600,905
Axtel SAB de CV CPO[a]	2,820,000	988,363
Banregio Grupo Financiero SAB de CV	738,200	4,048,174
Bolsa Mexicana de Valores SAB de CV	1,395,500	2,191,470
Cemex SAB de CV CPO[a]	36,222,460	23,087,866
Coca-Cola Femsa SAB de CV Series L	1,260,700	10,133,197
Concentradora Fibra Hotelera Mexicana SA de CVb	1,737,200	1,372,531
Consorcio ARA SAB de CV	3,749,400	1,293,729
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	1,748,600	3,399,685
Corp Inmobiliaria Vesta SAB de CV	1,586,600	2,326,902
El Puerto de Liverpool SAB de CV Series C1	505,280	5,448,402
Fibra Uno Administracion SA de CV	6,397,000	13,890,237
Fomento Economico Mexicano SAB de CV	4,787,300	43,374,879
Genomma Lab Internacional SAB de CV Series Ba	2,262,000	2,307,091
Gentera SAB de CV	2,851,100	5,207,015
Gruma SAB de CV Series B	594,005	8,563,828
Grupo Aeromexico SAB de CVa	1,155,200	2,390,980

13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV	624,600	$3,593,890
Grupo Aeroportuario del Pacifico SAB de CV Series B	970,900	9,843,979
Grupo Aeroportuario del Sureste SAB de CV Series B	563,700	8,914,737
Grupo Bimbo SAB de CV	4,493,100	13,284,116
Grupo Carso SAB de CV Series A1	1,615,700	6,856,770
Grupo Comercial Chedraui SA de CV	1,078,700	2,702,150
Grupo Famsa SAB de CV Series Aa	754,453	314,438
Grupo Financiero Banorte SAB de CV	6,512,200	34,151,350
Grupo Financiero Inbursa SAB de CV Series Ob	6,409,100	10,719,475
Grupo Financiero Santander Mexico SAB de CV Series B	4,648,500	8,423,964
Grupo Herdez SAB de CV	972,700	2,056,063
Grupo Lala SAB de CV	1,850,900	4,462,520
Grupo Mexico SAB de CV Series B	10,034,800	22,296,345
Grupo Simec SAB de CV Series Ba,b	315,762	924,818
Grupo Televisa SAB	6,470,000	34,622,638
Industrias Bachoco SAB de CV Series B	574,900	2,372,931
Industrias CH SAB de CV Series Ba,b	512,900	2,098,907
Industrias Penoles SAB de CV	354,700	5,673,843
Kimberly-Clark de Mexico SAB de CV Series A	4,027,500	9,594,314
La Comer SAB de CVa	1,427,900	1,491,279
Macquarie Mexico Real Estate Management SA de CVb	2,194,200	2,775,665
Mexichem SAB de CV	2,810,100	5,929,212
OHL Mexico SAB de CVa	2,077,900	2,622,900
PLA Administradora Industrial S. de RL de CVb	1,726,900	2,882,679
Promotora y Operadora de Infraestructura SAB de CV	701,215	8,402,471
Qualitas Controladora SAB de CV	1,138,500	1,570,737
Telesites SAB de CVa	4,754,795	3,074,586
TV Azteca SAB de CV CPO[b]	4,543,200	515,960
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	—

Security	Shares	Value
Wal-Mart de Mexico SAB de CV	13,772,200	$32,059,786

		450,736,953
PERU — 0.32%
Cia. de Minas Buenaventura SA ADR[a]	505,437	4,831,978
Credicorp Ltd.	175,690	24,631,738
Southern Copper Corp.[b]	224,342	5,844,109

		35,307,825
PHILIPPINES — 1.49%
Aboitiz Equity Ventures Inc.	5,301,060	8,955,068
Aboitiz Power Corp.	3,795,600	3,733,510
Alliance Global Group Inc.	5,476,600	1,782,398
Ayala Corp.	656,290	11,879,600
Ayala Land Inc.	19,266,300	14,707,728
Bank of the Philippine Islands	1,989,425	3,924,398
BDO Unibank Inc.	4,339,690	9,372,580
Belle Corp.	15,800,900	1,020,394
Cebu Air Inc.	681,130	1,398,235
Cosco Capital Inc.	6,876,000	1,127,743
D&L Industries Inc.	7,621,700	1,587,413
DMCI Holdings Inc.	11,627,400	3,157,660
DoubleDragon Properties Corp.	592,210	682,564
Energy Development Corp.	24,385,500	2,946,179
Filinvest Land Inc.	28,265,000	1,178,590
First Gen Corp.	3,457,300	1,648,622
First Philippine Holdings Corp.	498,430	695,979
Globe Telecom Inc.	85,855	4,424,475
GT Capital Holdings Inc.	211,090	6,296,815
International Container Terminal Services Inc.	1,461,450	1,767,240
JG Summit Holdings Inc.	7,593,533	13,412,292
Jollibee Foods Corp.	1,194,980	6,015,146
Lopez Holdings Corp.	5,262,300	843,948
Manila Water Co. Inc.	3,492,900	1,994,236
Megaworld Corp.	28,980,200	2,788,643
Melco Crown Philippines Resorts Corp.[a]	6,895,000	327,315
Metro Pacific Investments Corp.	33,990,400	4,382,810
Metropolitan Bank & Trust Co.	1,775,972	3,307,755
Nickel Asia Corp.	4,077,424	367,940
Philippine Long Distance Telephone Co.	251,500	10,218,112
Rizal Commercial Banking Corp.	855,590	550,695
Robinsons Land Corp.	4,647,200	2,881,830

14

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Security Bank Corp.	1,333,690	$5,789,353
SM Investments Corp.	422,695	8,496,382
SM Prime Holdings Inc.	22,629,696	11,613,658
Universal Robina Corp.	2,276,320	9,491,765
Vista Land & Lifescapes Inc.	13,210,000	1,415,206

		166,184,277
POLAND — 1.13%
Alior Bank SAa,b	138,027	1,807,861
Asseco Poland SA	206,745	2,892,957
Bank Handlowy w Warszawie SA	98,068	1,850,889
Bank Millennium SAa	1,817,059	2,100,779
Bank Pekao SA	340,495	12,875,988
Bank Zachodni WBK SA	94,275	6,166,842
Budimex SA	40,487	1,940,099
CCC SA	72,008	3,112,804
Ciech SAa	92,725	1,472,400
Cyfrowy Polsat SAa	548,415	3,114,612
Enea SA	614,184	1,560,317
Energa SA	585,824	1,463,019
Eurocash SA	216,872	2,693,751
Getin Holding SAa	1,222,794	316,228
Getin Noble Bank SAa,b	3,311,856	403,050
Globe Trade Centre SAa	689,037	1,163,492
Grupa Azoty SAa	127,388	2,200,783
Grupa Lotos SAa	257,941	2,024,734
KGHM Polska Miedz SA	348,004	5,321,329
LPP SA	3,450	4,723,451
Lubelski Wegiel Bogdanka SA	43,766	408,127
mBank SAa	42,269	3,271,329
Netia SA	1,084,726	1,289,851
Orange Polska SA	1,663,358	2,420,718
PGE Polska Grupa Energetyczna SA	2,210,904	7,068,570
Polski Koncern Naftowy ORLEN SA	842,570	14,778,594
Polskie Gornictwo Naftowe i Gazownictwo SA	4,729,170	6,342,890
Powszechna Kasa Oszczednosci Bank Polski SAa	2,297,963	14,425,811
Powszechny Zaklad Ubezpieczen SA	1,466,403	11,607,343
Synthos SA	1,437,306	1,322,825
Tauron Polska Energia SA	2,950,477	1,930,005

Security	Shares	Value
Warsaw Stock Exchange	124,012	$1,125,310

		125,196,758
QATAR — 0.84%
Al Meera Consumer Goods Co. QSC	18,509	1,042,188
Barwa Real Estate Co.	233,657	1,944,601
Commercial Bank QSC (The)	403,508	4,078,581
Doha Bank QSC	270,373	2,576,926
Ezdan Holding Group QSC	2,061,618	9,575,489
Gulf International Services QSC	142,654	1,477,183
Industries Qatar QSC	388,387	10,241,063
Masraf Al Rayan QSC	937,948	8,462,979
Mazaya Qatar Real Estate Development QSC	262,685	952,398
Medicare Group	27,617	773,724
Ooredoo QSC	207,866	4,681,731
Qatar Electricity & Water Co. QSC	70,495	3,862,872
Qatar Gas Transport Co. Ltd.	724,715	4,653,941
Qatar Industrial Manufacturing Co. QSC	82,204	903,155
Qatar Insurance Co. SAQ	330,303	6,532,120
Qatar Islamic Bank SAQ	166,018	4,217,995
Qatar National Bank SAQ	539,325	19,776,114
Qatar National Cement Co. QSC	42,883	990,582
Qatari Investors Group QSC	98,623	1,286,711
Salam International Investment Ltd. QSC	435,133	1,338,595
United Development Co. QSC	164,431	813,856
Vodafone Qatar QSC	921,791	2,734,421

		92,917,225
RUSSIA — 3.18%
Aeroflot PJSC[a]	2,337,100	2,915,174
Alrosa PJSC	4,982,700	5,331,369
Gazprom PJSC	19,748,660	43,806,377
Gazprom PJSC ADR	5,872,957	25,676,568
Inter RAO UES PJSC	90,505,000	2,684,623
LSR Group PJSC GDR[e]	834,825	1,936,794
Lukoil PJSC	653,864	25,466,321
Lukoil PJSC ADR	480,861	18,392,933
M Video OJSC	442,660	1,963,544
Magnit PJSC GDR[e]	759,862	26,899,115
Mechel PJSC[a]	275,180	509,083
MegaFon PJSC GDR[e]	298,400	3,342,080
MMC Norilsk Nickel PJSC	152,399	20,783,071

15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Mobile TeleSystems PJSC ADR	1,415,447	$12,399,316
Moscow Exchange MICEX-RTS PJSC	4,166,100	6,903,962
Novatek OJSC GDR[e]	245,479	24,646,092
PhosAgro OJSC GDR[e]	275,570	4,133,550
Rosneft PJSC	1,206,660	5,771,588
Rosneft PJSC GDR[e]	1,386,655	6,708,637
Rostelecom PJSC	2,856,120	4,234,283
RusHydro PJSC	389,387,000	3,711,997
Sberbank of Russia PJSC	12,641,030	25,407,846
Sberbank of Russia PJSC ADR	3,449,397	29,457,850
Severstal PJSC	635,990	6,521,962
Sistema JSFC GDR[e]	516,953	3,851,300
Surgutneftegas OJSC	15,523,450	8,076,975
Surgutneftegas OJSC ADR	514,309	2,607,547
Tatneft PJSC Class S	3,835,570	17,759,674
VTB Bank PJSC	5,421,870,000	5,563,312
VTB Bank PJSC GDR[e]	3,143,767	6,391,278

		353,854,221
SOUTH AFRICA — 6.67%
Adcock Ingram Holdings Ltd.	245,177	634,455
Adcorp Holdings Ltd.	475,878	463,533
Advtech Ltd.	1,994,734	1,852,941
Aeci Ltd.	379,659	2,116,995
African Rainbow Minerals Ltd.	215,170	1,148,905
Anglo American Platinum Ltd.[a]	140,694	3,142,894
AngloGold Ashanti Ltd.[a]	1,075,219	14,363,143
Aspen Pharmacare Holdings Ltd.	887,469	18,169,190
Astral Foods Ltd.	153,563	1,202,396
Attacq Ltd.[a,b]	1,630,016	2,045,811
AVI Ltd.	918,575	4,905,919
Barclays Africa Group Ltd.	1,097,971	10,188,763
Barloworld Ltd.	587,571	2,690,170
Bid Corp. Ltd.	837,868	16,120,222
Bidvest Group Ltd. (The)	837,868	6,679,824
Blue Label Telecoms Ltd.	1,966,301	1,962,800
Brait SEa	894,226	9,069,617
Capitec Bank Holdings Ltd.	108,083	4,088,778
Cashbuild Ltd.	71,675	1,654,249
City Lodge Hotels Ltd.	141,638	1,376,756
Clicks Group Ltd.	684,890	4,689,894
Clover Industries Ltd.	1,106,920	1,311,863
Coronation Fund Managers Ltd.	622,506	2,686,655

Security	Shares	Value
DataTec Ltd.	555,307	$1,571,157
Discovery Ltd.	963,126	7,361,227
Emira Property Fund Ltd.	1,673,866	1,657,051
EOH Holdings Ltd.	314,102	2,757,379
Exxaro Resources Ltd.	409,481	1,628,760
Famous Brands Ltd.	203,091	1,588,263
FirstRand Ltd.	8,665,866	23,416,792
Fortress Income Fund Ltd.	2,044,000	4,743,515
Fortress Income Fund Ltd. Class A	2,258,325	2,264,356
Foschini Group Ltd. (The)	524,280	4,666,785
Gold Fields Ltd.	2,083,880	7,236,872
Grindrod Ltd.[b]	1,718,993	1,168,364
Growthpoint Properties Ltd.	5,033,760	7,521,195
Harmony Gold Mining Co. Ltd.[a,b]	1,066,524	3,113,859
Hosken Consolidated Investments Ltd.	197,893	1,585,233
Hudaco Industries Ltd.	184,463	1,208,017
Hyprop Investments Ltd.	609,250	4,568,600
Impala Platinum Holdings Ltd.[a]	1,596,805	4,568,682
Imperial Holdings Ltd.	388,764	3,460,514
Investec Ltd.	581,971	3,926,306
JSE Ltd.	271,365	2,915,862
Lewis Group Ltd.[b]	320,231	947,377
Liberty Holdings Ltd.	316,002	2,391,915
Life Healthcare Group Holdings Ltd.	2,440,335	5,958,092
Massmart Holdings Ltd.	301,224	2,290,015
Metair Investments Ltd.	663,916	886,460
MMI Holdings Ltd./South Africa	2,669,117	3,818,358
Mondi Ltd.	307,756	5,958,663
Mpact Ltd.	606,195	1,360,547
Mr. Price Group Ltd.	631,238	7,404,846
MTN Group Ltd.	4,319,548	33,643,479
Murray & Roberts Holdings Ltd.	1,640,878	1,231,076
Nampak Ltd.	1,705,968	2,234,419
Naspers Ltd. Class N	1,144,897	168,267,393
Nedbank Group Ltd.	498,403	5,608,935
Netcare Ltd.	2,577,929	5,354,841
New Europe Property Investments PLC	578,126	6,763,427
Northam Platinum Ltd.[a,b]	901,440	2,355,620
Omnia Holdings Ltd.	201,994	1,733,799
Pick n Pay Holdings Ltd.	970,119	1,794,918
Pick n Pay Stores Ltd.	682,037	3,100,562
Pioneer Foods Group Ltd.	351,760	3,654,028

16

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
PPC Ltd.	1,742,922	$1,086,002
PSG Group Ltd.	251,059	2,997,448
Rand Merchant Investment Holdings Ltd.	1,878,996	4,885,055
Redefine Properties Ltd.	10,828,717	7,539,067
Remgro Ltd.	1,225,847	18,947,317
Resilient REIT Ltd.	779,054	6,444,730
Reunert Ltd.	465,679	1,950,889
RMB Holdings Ltd.	1,804,682	6,067,624
Royal Bafokeng Platinum Ltd.[a,b]	245,552	636,362
SA Corporate Real Estate Fund Nominees Pty Ltd.	6,042,971	1,867,296
Sanlam Ltd.	3,650,114	14,442,179
Sappi Ltd.[a]	1,498,482	7,024,611
Sasol Ltd.	1,440,776	43,695,966
Shoprite Holdings Ltd.	1,099,933	11,532,932
Sibanye Gold Ltd.	1,977,754	5,658,630
SPAR Group Ltd. (The)	499,580	6,426,756
Standard Bank Group Ltd.	3,343,554	26,362,801
Steinhoff International Holdings NV Class H	7,565,032	44,361,833
Sun International Ltd./South Africa	365,605	1,686,460
Super Group Ltd./South Africa[a]	1,076,239	2,843,877
Telkom SA SOC Ltd.	711,769	2,623,426
Tiger Brands Ltd.	425,911	9,410,228
Tongaat Hulett Ltd.	301,624	2,146,731
Trencor Ltd.	563,515	1,522,006
Truworths International Ltd.	1,148,497	6,865,570
Tsogo Sun Holdings Ltd.	1,130,313	1,936,797
Vodacom Group Ltd.	943,008	9,856,976
Vukile Property Fund Ltd.	1,553,158	1,702,470
Wilson Bayly Holmes-Ovcon Ltd.	191,193	1,410,121
Woolworths Holdings Ltd./South Africa	2,596,177	13,733,591
Zeder Investments Ltd.[b]	3,905,089	1,663,536

		741,582,619
SOUTH KOREA — 14.65%
Able C&C Co. Ltd.	34,304	1,029,005
Advanced Process Systems Corp.[a]	69,863	1,166,533
AeroSpace Technology of Korea Inc.[a]	372	5,665
Agabang & Co.[a]	762	5,013
Ahnlab Inc.[b]	25,591	1,314,121
AK Holdings Inc.	17,497	1,054,107

Security	Shares	Value
ALUKO Co. Ltd.	1,120	$5,657
Amicogen Inc.[b]	23,115	1,336,318
AmorePacific Corp.	84,333	29,542,732
AmorePacific Group	75,816	10,623,655
Asiana Airlines Inc.[a]	307,136	1,150,665
ATGen Co. Ltd.	22,192	805,340
BGF retail Co. Ltd.	27,292	5,026,509
Binex Co. Ltd.[a,b]	88,319	1,452,469
Binggrae Co. Ltd.	22,985	1,359,660
Bioland Ltd.[b]	13,903	233,894
BNK Financial Group Inc.	669,516	4,915,477
Boditech Med Inc.	46,923	1,248,078
Bukwang Pharmaceutical Co. Ltd.[b]	71,877	1,935,939
Byucksan Corp.	115,149	760,381
Caregen Co. Ltd.	11,915	1,149,711
Cell Biotech Co. Ltd.[b]	20,995	1,116,868
Celltrion Inc.[a,b]	197,717	16,440,472
Chabiotech Co. Ltd.[a,b]	128,579	1,747,760
Cheil Worldwide Inc.	181,372	2,472,978
Chong Kun Dang Pharmaceutical Corp.[b]	18,266	1,754,872
CJ CGV Co. Ltd.[b]	38,657	3,697,682
CJ CheilJedang Corp.	21,394	6,866,257
CJ Corp.	39,477	7,187,875
CJ E&M Corp.	55,143	3,484,031
CJ Freshway Corp.[b]	21,051	980,308
CJ Korea Express Corp.[a,b]	19,923	3,577,380
CJ O Shopping Co. Ltd.	9,483	1,535,676
CMG Pharmaceutical Co. Ltd.	120,001	763,222
Com2uSCorp.[a,b]	25,984	2,849,563
Coreana Cosmetics Co. Ltd.	762	4,763
Cosmax Inc.[b]	20,082	2,628,622
COSON Co. Ltd.[a]	58,077	928,316
Coway Co. Ltd.	141,637	12,240,821
Crown Confectionery Co. Ltd.[b]	23,823	940,487
CrucialTec Co. Ltd.[a,b]	79,601	748,054
CrystalGenomics Inc.[a]	54,452	767,573
Dae Hwa Pharmaceutical Co. Ltd.[b]	32,145	1,153,045
Daeduck Electronics Co.	164,712	989,543
Daeduck GDS Co. Ltd.[b]	91,594	999,095
Daekyo Co. Ltd.[b]	130,111	1,021,848
Daelim Industrial Co. Ltd.	73,038	4,982,371
Daesang Corp.	62,641	1,526,868

17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Daewoo Engineering & Construction Co. Ltd.[a,b]	321,761	$1,573,978
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	346,590	1,422,072
Daewoong Pharmaceutical Co. Ltd.[b]	15,378	1,290,317
Daishin Securities Co. Ltd.	137,052	1,213,206
Daou Technology Inc.[b]	82,700	1,713,954
Dawonsys Co. Ltd.[b]	43,180	1,110,477
DGB Financial Group Inc.	442,277	3,440,097
DIO Corp.[a]	33,560	1,331,925
Dong-A Socio Holdings Co. Ltd.[b]	9,647	1,554,140
Dong-A ST Co. Ltd.	12,043	1,354,054
Dongbu HiTek Co. Ltd.[a,b]	92,184	1,550,838
Dongbu Insurance Co. Ltd.	129,850	7,942,662
DongKook Pharmaceutical Co. Ltd.	12,375	794,334
Dongkuk Steel Mill Co. Ltd.[a,b]	162,224	1,139,298
Dongsuh Cos. Inc.[b]	97,973	2,737,457
Dongwon Industries Co. Ltd.[b]	5,875	1,560,193
Doosan Engine Co. Ltd.[a]	3,226	9,379
Doosan Heavy Industries & Construction Co. Ltd.[b]	121,796	2,478,229
Doosan Infracore Co. Ltd.[a,b]	353,696	1,840,003
DoubleUGames Co. Ltd.	33,582	1,138,373
DuzonBIzon Co. Ltd.	66,140	1,348,550
E-MART Inc.	51,222	7,822,121
E1 Corp.	13,627	724,913
Emerson Pacific Inc.[a,b]	5,580	183,066
EO Technics Co. Ltd.[b]	24,495	2,020,354
Fila Korea Ltd.[b]	30,443	2,342,359
Foosung Co. Ltd.[a]	181,585	959,880
G-SMATT GLOBAL Co. Ltd.[a,b]	46,162	1,216,216
G-treeBNT Co. Ltd.[a]	49,543	739,944
Gamevil Inc.[a,b]	16,395	1,294,487
GemVax & Kael Co. Ltd.[a,b]	79,956	1,174,048
Genexine Co. Ltd.[a,b]	26,712	1,367,203
GOLFZON Co. Ltd.[b]	6,299	366,799
GOLFZONYUWONHOLDINGS Co. Ltd.[b]	41,715	258,662
Grand Korea Leisure Co. Ltd.	89,405	2,115,473
Green Cross Cell Corp.[a]	196	6,529
Green Cross Corp./South Korea[b]	15,396	2,357,585
Green Cross Holdings Corp.[b]	67,117	1,962,601
GS Engineering & Construction Corp.[a,b]	133,620	3,318,637
GS Holdings Corp.	133,559	5,872,203

Security	Shares	Value
GS Home Shopping Inc.	10,334	$1,599,784
GS Retail Co. Ltd.[b]	74,689	3,315,194
Gwangju Shinsegae Co. Ltd.	4,271	947,877
Halla Holdings Corp.[b]	23,418	1,338,115
Hana Financial Group Inc.	762,004	16,527,776
Hana Tour Service Inc.[b]	26,457	2,073,405
Hanall Biopharma Co. Ltd.[a,b]	75,677	1,101,692
Hancom Inc.	62,093	1,047,214
Handsome Co. Ltd.	46,798	1,602,080
Hanil Cement Co. Ltd.	10,396	771,980
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	95,812	311,924
Hanjin Kal Corp.[b]	106,395	1,593,515
Hanjin Shipping Co. Ltd.[a,b]	1,994	4,384
Hanjin Transportation Co. Ltd.[b]	28,517	848,236
Hankook Shell Oil Co. Ltd.[b]	3,221	1,226,996
Hankook Tire Co. Ltd.	194,996	8,377,073
Hankook Tire Worldwide Co. Ltd.[b]	71,212	1,395,201
Hanmi Pharm Co. Ltd.[b]	13,861	7,361,984
Hanmi Science Co. Ltd.[b]	32,837	4,243,076
Hanon Systems	514,376	5,330,209
Hansae Co. Ltd.[b]	54,412	1,931,220
Hansol Chemical Co. Ltd.[b]	32,095	2,089,757
Hansol Holdings Co. Ltd.[a,b]	153,872	963,152
Hansol Technics Co. Ltd.[a,b]	50,681	890,894
Hanssem Co. Ltd.[b]	32,095	4,968,558
Hanwha Chemical Corp.	277,996	5,563,186
Hanwha Corp.	116,912	3,776,734
Hanwha General Insurance Co. Ltd.[b]	184,504	1,292,674
Hanwha Investment & Securities Co. Ltd.[a,b]	134,535	355,584
Hanwha Life Insurance Co. Ltd.	592,891	3,178,867
Hanwha Techwin Co. Ltd.	97,567	3,643,003
Hite Jinro Co. Ltd.[b]	87,178	1,836,019
HLB Inc.[a,b]	88,527	1,522,742
HMC Investment Securities Co. Ltd.	118,130	996,146
Hotel Shilla Co. Ltd.[b]	87,520	4,839,376
Huchems Fine Chemical Corp.[b]	84,755	1,432,970
Hugel Inc.[a]	6,424	1,832,656
Humedix Co. Ltd.	148	6,060
Huons Global Co. Ltd.	24,021	1,630,558
Hwa Shin Co. Ltd.[b]	85,998	486,345
Hy-Lok Corp.	48,659	1,043,159
Hyosung Corp.	55,320	5,454,019

18

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Hyundai C&F Inc.[b]	14,518	$259,468
Hyundai Corp.[b]	23,097	509,692
Hyundai Department Store Co. Ltd.	39,904	4,436,382
Hyundai Development Co.- Engineering & Construction	138,889	5,220,865
Hyundai Elevator Co. Ltd.[a,b]	38,851	1,988,514
Hyundai Engineering & Construction Co. Ltd.	190,029	5,453,089
Hyundai Glovis Co. Ltd.	49,729	7,594,125
Hyundai Greenfood Co. Ltd.[b]	126,088	2,010,129
Hyundai Heavy Industries Co. Ltd.[a,b]	109,247	10,037,377
Hyundai Home Shopping Network Corp.	19,099	2,155,408
Hyundai Livart Furniture Co. Ltd.[b]	36,232	810,189
Hyundai Marine & Fire Insurance Co. Ltd.	153,731	4,076,103
Hyundai Mipo Dockyard Co. Ltd.[a]	32,223	1,943,979
Hyundai Mobis Co. Ltd.	178,062	38,098,515
Hyundai Motor Co.	375,192	43,916,164
Hyundai Rotem Co. Ltd.[a]	50,660	741,749
Hyundai Securities Co. Ltd.	376,610	2,025,566
Hyundai Steel Co.	205,603	8,435,968
Hyundai Wia Corp.	43,677	3,393,598
Il Dong Pharmaceutical Co. Ltd.	34,359	840,380
Ilyang Pharmaceutical Co. Ltd.[a,b]	39,973	1,606,567
iMarketKorea Inc.	292	3,197
InBody Co. Ltd.[b]	35,071	1,362,466
Industrial Bank of Korea	627,028	5,997,751
Innocean Worldwide Inc.	7,164	533,784
Interpark Holdings Corp.[b]	144,859	905,521
iNtRON Biotechnology Inc.[a,b]	30,825	1,554,441
IS Dongseo Co. Ltd.[b]	34,629	1,416,482
It’s Skin Co. Ltd.	14,679	1,108,500
JB Financial Group Co. Ltd.	304,051	1,413,360
Jeil Pharmaceutical Co.	16,923	1,483,851
Jenax Inc.[a]	18,363	371,328
Jusung Engineering Co. Ltd.[a]	111,200	772,559
JW Holdings Corp.	91,596	1,075,972
JW Pharmaceutical Corp.[b]	34,584	1,535,068
JW Shinyak Corp.	94,883	1,007,107
Kakao Corp.[b]	81,589	7,037,548
Kangwon Land Inc.	317,819	11,346,869
KB Capital Co. Ltd.[b]	62,336	1,148,075
KB Financial Group Inc.	995,753	28,490,667

Security	Shares	Value
KB Insurance Co. Ltd.	115,615	$3,065,476
KC Tech Co. Ltd.	45,611	652,515
KCC Corp.	15,076	5,116,833
KEPCO Engineering & Construction Co. Inc.[b]	47,222	1,133,201
KEPCO Plant Service & Engineering Co. Ltd.[b]	63,995	3,774,835
KH Vatec Co. Ltd.	482	5,156
Kia Motors Corp.	686,994	26,890,644
KISWIRE Ltd.[b]	20,124	666,973
KIWOOM Securities Co. Ltd.[b]	32,713	2,014,712
Koh Young Technology Inc.	45,583	1,661,840
Kolmar BNH Co. Ltd.	26,437	859,569
Kolon Corp.[b]	19,173	947,550
Kolon Industries Inc.	45,585	2,646,822
Kolon Life Science Inc.[b]	11,563	1,558,162
Komipharm International Co. Ltd.[a,b]	91,976	2,890,167
KONA I Co. Ltd.	470	6,941
Korea Aerospace Industries Ltd.[b]	156,031	8,758,579
Korea Electric Power Corp.	665,745	35,136,231
Korea Gas Corp.	67,490	2,250,988
Korea Investment Holdings Co. Ltd.	105,810	3,964,102
Korea Kolmar Co. Ltd.	40,186	3,102,125
Korea Kolmar Holdings Co. Ltd.[b]	25,253	1,161,155
Korea PetroChemical Ind. Co. Ltd.	8,332	1,579,990
Korea REIT Co. Ltd.	445,221	1,363,531
Korea Zinc Co. Ltd.	23,378	9,209,575
Korean Air Lines Co. Ltd.[a]	99,410	2,310,503
Korean Reinsurance Co.	267,623	2,874,286
KT Corp.	51,660	1,391,413
KT Skylife Co. Ltd.	85,667	1,103,363
KT&G Corp.	298,777	31,963,473
Kukdo Chemical Co. Ltd.[b]	15,505	754,565
Kumho Industrial Co. Ltd.[a,b]	44,255	347,564
Kumho Petrochemical Co. Ltd.	50,504	2,703,604
Kumho Tire Co. Inc.[a,b]	348,236	2,466,112
Kwang Dong Pharmaceutical Co. Ltd.	160,424	1,440,289
Kwangju Bank[b]	161,829	1,235,647
Leaders Cosmetics Co. Ltd.[a]	39,952	884,991
LF Corp.	63,482	1,278,376
LG Chem Ltd.	121,859	27,709,170
LG Corp.	250,217	13,835,627
LG Display Co. Ltd.	605,727	13,112,734
LG Electronics Inc.	279,894	13,175,074

19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
LG Hausys Ltd.	19,346	$2,288,795
LG Household & Health Care Ltd.	24,580	21,779,225
LG Innotek Co. Ltd.[b]	39,147	2,854,400
LG International Corp.	81,327	2,620,370
LG Life Sciences Ltd.[a,b]	34,412	2,018,291
LG Uplus Corp.	564,845	5,474,039
Loen Entertainment Inc.[a,b]	21,359	1,376,381
Lotte Chemical Corp.[b]	40,990	9,767,713
Lotte Chilsung Beverage Co. Ltd.	1,846	3,007,998
Lotte Confectionery Co. Ltd.	16,772	3,053,804
LOTTE Fine Chemical Co. Ltd.	57,787	1,714,021
Lotte Food Co. Ltd.	2,165	1,660,354
LOTTE Himart Co. Ltd.[b]	27,437	1,192,513
Lotte Shopping Co. Ltd.	28,929	5,546,465
LS Corp.	47,635	2,270,237
LS Industrial Systems Co. Ltd.	43,959	1,881,112
Lutronic Corp.[b]	27,488	1,024,054
Macrogen Inc.[a,b]	36,986	1,218,074
Maeil Dairy Industry Co. Ltd.[b]	30,440	1,148,077
Mando Corp.[b]	17,888	3,332,049
Medipost Co. Ltd.[a,b]	22,363	1,608,079
Medy-Tox Inc.	11,149	4,106,739
Meritz Fire & Marine Insurance Co. Ltd.[b]	162,130	2,156,201
Meritz Securities Co. Ltd.	813,488	2,173,988
Mirae Asset Daewoo Co. Ltd.[b]	480,074	3,194,317
Mirae Asset Securities Co. Ltd.	210,045	4,132,871
Modetour Network Inc.[b]	45,513	1,143,744
Muhak Co. Ltd.[b]	49,959	1,249,185
Namhae Chemical Corp.[b]	133,594	1,067,138
Namyang Dairy Products Co. Ltd.	1,878	1,137,704
Naturalendo Tech Co. Ltd.[a,b]	38,295	623,362
NAVER Corp.	73,915	44,654,137
NCsoft Corp.	46,022	9,287,037
Neowiz Games Corp.[a]	622	8,559
Nexen Corp.[b]	122,732	854,737
Nexen Tire Corp.	109,115	1,258,878
NH Investment & Securities Co. Ltd.	359,816	2,741,340
NHN Entertainment Corp.[a,b]	37,030	1,929,487
NHN KCP Corp.	474	8,193
NICE Holdings Co. Ltd.[b]	63,940	1,209,806
NICE Information Service Co. Ltd.[b]	137,704	871,193
Nong Shim Holdings Co. Ltd.[b]	8,962	1,221,954
NongShim Co. Ltd.[b]	9,308	2,975,623

Security	Shares	Value
NS Shopping Co. Ltd.[a]	4,366	$653,911
NUTRIBIOTECH Co. Ltd.	16,722	1,098,618
OCI Co. Ltd.[a,b]	43,952	3,610,422
Orion Corp./Republic of Korea	9,402	7,652,240
Osstem Implant Co. Ltd.[a]	37,886	2,365,093
Ottogi Corp.	3,548	2,524,504
Paradise Co. Ltd.	131,634	1,910,780
Partron Co. Ltd.[b]	132,097	1,191,511
Poongsan Corp.	71,729	1,796,535
POSCO	180,589	31,517,463
POSCO Chemtech Co. Ltd.	83,398	755,746
Posco Daewoo Corp.	126,945	2,513,762
POSCO ICT Co. Ltd.[a,b]	243,810	1,233,575
Pyeong Hwa Automotive Co. Ltd.[b]	66,757	739,379
S&T Dynamics Co. Ltd.	35,014	290,853
S&T Motiv Co. Ltd.	28,729	1,730,779
S-1 Corp.	49,842	4,182,078
S-Oil Corp.	119,946	8,645,210
Samchully Co. Ltd.[b]	10,916	970,881
Samjin Pharmaceutical Co. Ltd.	28,993	785,764
Samkwang Glass[b]	12,571	951,422
Samlip General Foods Co. Ltd.[b]	7,027	1,191,017
Samsung C&T Corp.	200,255	20,163,282
Samsung Card Co. Ltd.	91,720	2,951,386
Samsung Electro-Mechanics Co. Ltd.	145,566	6,375,688
Samsung Electronics Co. Ltd.	266,191	288,570,878
Samsung Engineering Co. Ltd.[a,b]	385,445	3,127,415
Samsung Fire & Marine Insurance Co. Ltd.	87,057	20,306,969
Samsung Heavy Industries Co. Ltd.[a,b]	393,703	3,151,474
Samsung Life Insurance Co. Ltd.	185,042	16,147,313
Samsung Pharmaceutical Co. Ltd.[a]	830	5,286
Samsung SDI Co. Ltd.	143,639	13,558,808
Samsung SDS Co. Ltd.	92,613	14,220,657
Samsung Securities Co. Ltd.	148,114	4,430,495
Samyang Corp.	8,385	742,253
Samyang Holdings Corp.	9,603	1,184,461
Schnell Biopharmaceuticals Inc.[a]	221,751	1,339,660
Seah Besteel Corp.	40,179	859,678
Sebang Co. Ltd.[b]	88,062	1,211,795
Sebang Global Battery Co. Ltd.[b]	27,247	930,486
Seegene Inc.[a,b]	48,969	1,464,797
Seobu T&Da,b	67,598	1,344,246
Seoul Auction Co. Ltd.[b]	13,983	216,468

20

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Seoul Semiconductor Co. Ltd.[b]	115,753	$1,403,449
SFA Engineering Corp.	33,123	1,581,388
Shinhan Financial Group Co. Ltd.	1,109,955	36,833,966
Shinsegae Co. Ltd.	19,356	3,370,003
Shinsegae Food Co. Ltd.[b]	6,290	786,382
Shinsegae International Inc.	3,074	176,166
Silicon Works Co. Ltd.	20,447	642,507
Sindoh Co. Ltd.[b]	24,519	1,015,282
SK Chemicals Co. Ltd.[b]	45,473	2,976,082
SK Gas Ltd.[b]	15,885	1,146,258
SK Holdings Co. Ltd.	119,978	23,053,333
SK Hynix Inc.	1,523,480	36,687,260
SK Innovation Co. Ltd.	169,720	23,283,454
SK Materials Co. Ltd.[b]	17,383	1,724,006
SK Networks Co. Ltd.	308,665	1,597,972
SK Securities Co. Ltd.[a,b]	1,037,922	936,203
SK Telecom Co. Ltd.	52,393	9,759,394
SKC Co. Ltd.	63,693	1,483,035
SL Corp.	32,751	428,692
SM Entertainment Co.[a,b]	56,209	1,898,315
Songwon Industrial Co. Ltd.	61,656	1,120,031
Soulbrain Co. Ltd.[b]	31,619	1,299,992
Ssangyong Cement Industrial Co. Ltd.[a]	43,026	660,661
Ssangyong Motor Co.[a,b]	138,891	826,260
Sung Kwang Bend Co. Ltd.[b]	19,876	167,607
Sungwoo Hitech Co. Ltd.	898	5,990
Taekwang Industrial Co. Ltd.[b]	1,200	931,364
Taewoong Co. Ltd.[a,b]	67,713	1,008,479
Taeyoung Engineering & Construction Co. Ltd.[a]	233,341	1,237,385
Tera Resource Co. Ltd.[a]	49,111	—
TK Corp.[b]	140,846	1,121,521
Tongyang Inc.	548,549	1,606,340
Tongyang Life Insurance Co. Ltd.	127,514	1,144,823
Toptec Co. Ltd.[b]	11,571	299,518
Value Added Technologies Co. Ltd.	19,571	612,517
Vieworks Co. Ltd.	15,003	670,968
ViroMed Co. Ltd.[a,b]	32,639	4,225,707
Webzen Inc.[a,b]	59,501	1,093,365
WeMade Entertainment Co. Ltd.[a,b]	30,457	679,775
Wonik Holdings Co. Ltd.[a]	309	1,934
WONIK IPS Co. Ltd.[a,b]	92,404	1,721,236

Security	Shares	Value
Woongjin Thinkbig Co. Ltd.[a]	77,437	$776,449
Woori Bank	725,321	6,055,499
YG Entertainment Inc.[b]	36,829	1,409,131
Youlchon Chemical Co. Ltd.[b]	129,759	1,382,731
Youngone Corp.[b]	66,569	2,343,153
Youngone Holdings Co. Ltd.	21,477	1,115,478
Yuanta Securities Korea Co. Ltd.[a,b]	292,755	809,387
Yuhan Corp.	21,114	5,615,991
Yungjin Pharmaceutical Co. Ltd.[a,b]	467,101	4,722,745

		1,628,954,591
TAIWAN — 12.72%
A-DATA Technology Co. Ltd.[b]	1,212,820	1,301,608
AcBel Polytech Inc.[b]	1,500,000	1,145,266
Accton Technology Corp.[b]	2,068,000	2,726,685
Acer Inc.[a,b]	7,495,872	2,942,036
Advanced Ceramic X Corp.[b]	125,000	661,173
Advanced Semiconductor Engineering Inc.[b]	16,448,000	18,610,386
Advanced Wireless Semiconductor Co.[b]	509,000	1,083,161
Advantech Co. Ltd.[b]	829,302	6,128,380
Airtac International Group[b]	292,190	1,957,639
Alpha Networks Inc.[b]	1,069,700	583,845
Altek Corp.[b]	854,000	551,221
Ambassador Hotel (The)[b]	1,419,000	1,192,199
AmTRAN Technology Co. Ltd.	2,621,000	1,599,322
Ardentec Corp.	1,787,912	1,044,376
Asia Cement Corp.	5,379,050	4,098,717
Asia Optical Co. Inc.[a]	1,107,000	868,967
Asia Pacific Telecom Co. Ltd.[a]	5,348,000	1,721,855
Asia Polymer Corp.	2,075,850	1,107,544
Asustek Computer Inc.	1,810,000	15,540,054
AU Optronics Corp.	21,859,000	6,072,596
Bank of Kaohsiung Co. Ltd.	5,282,043	1,436,619
BES Engineering Corp.[b]	5,858,000	1,011,285
Bioteque Corp.	168,000	849,981
Bizlink Holding Inc.[b]	261,583	1,511,948
Brogent Technologies Inc.[b]	106,799	769,575
Capital Securities Corp.[b]	5,083,000	1,309,228
Career Technology MFG. Co. Ltd.[b]	1,158,000	621,388
Casetek Holdings Ltd.	366,000	1,391,614

21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Catcher Technology Co. Ltd.[b]	1,696,000	$12,897,141
Cathay Financial Holding Co. Ltd.	21,064,078	24,350,042
Cathay Real Estate Development Co. Ltd.	2,119,000	893,407
Center Laboratories Inc.[a,b]	520,000	1,095,408
Chailease Holding Co. Ltd.[b]	2,649,945	4,054,650
Chang Hwa Commercial Bank Ltd.	12,062,290	6,121,300
Cheng Loong Corp.	2,781,000	967,861
Cheng Shin Rubber Industry Co. Ltd.[b]	4,823,650	9,909,837
Cheng Uei Precision Industry Co. Ltd.[b]	1,090,000	1,385,374
Chia Hsin Cement Corp.	1,061,000	271,980
Chicony Electronics Co. Ltd.[b]	1,267,302	3,054,348
Chin-Poon Industrial Co. Ltd.	974,000	2,144,368
China Airlines Ltd.[a]	6,898,000	2,189,170
China Bills Finance Corp.[b]	4,043,000	1,531,040
China Development Financial Holding Corp.	33,861,000	8,534,685
China Life Insurance Co. Ltd./Taiwan	8,494,048	6,485,298
China Man-Made Fiber Corp.[a,b]	3,797,000	855,744
China Metal Products	942,146	1,067,453
China Motor Corp.	598,000	440,077
China Petrochemical Development Corp.[a,b]	6,047,900	1,409,399
China Steel Chemical Corp.[b]	377,000	1,271,598
China Steel Corp.[b]	29,812,529	18,511,421
China Synthetic Rubber Corp.[b]	1,296,100	906,127
Chipbond Technology Corp.[b]	1,618,000	2,001,880
Chlitina Holding Ltd.[b]	76,000	463,749
Chong Hong Construction Co. Ltd.[b]	654,122	1,049,002
Chroma ATE Inc.	960,000	2,301,939
Chunghwa Telecom Co. Ltd.	9,684,000	32,663,549
Cleanaway Co. Ltd.	308,000	1,643,296
Clevo Co.[b]	1,270,175	1,084,688
CMC Magnetics Corp.[a,b]	10,913,566	1,151,174
Compal Electronics Inc.	10,405,000	6,125,749
Compeq Manufacturing Co. Ltd.[b]	2,950,000	1,465,389
Continental Holdings Corp.[a,b]	3,387,600	1,075,099
Coretronic Corp.	1,501,750	1,351,517
Coxon Precise Industrial Co. Ltd.[b]	825,000	1,032,120
CSBC Corp. Taiwan[b]	2,988,000	1,447,617
CTBC Financial Holding Co. Ltd.	41,834,259	21,935,326

Security	Shares	Value
CTCI Corp.[b]	1,767,000	$2,543,830
Cub Elecparts Inc.[b]	104,000	1,186,294
Cyberlink Corp.[b]	695,540	1,492,918
D-Link Corp.[a,b]	4,348,991	1,333,535
Darwin Precisions Corp.[b]	2,384,000	707,616
Delta Electronics Inc.	4,991,000	22,955,922
Depo Auto Parts Ind. Co. Ltd.[b]	270,000	821,280
Dynapack International Technology Corp.[b]	1,014,000	1,476,888
E Ink Holdings Inc.[a,b]	2,428,000	1,194,922
E.Sun Financial Holding Co. Ltd.	18,615,438	10,417,225
Eclat Textile Co. Ltd.[b]	507,062	5,441,831
Elan Microelectronics Corp.[b]	1,293,000	1,349,993
Elite Advanced Laser Corp.[b]	294,000	1,347,735
Elite Material Co. Ltd.[b]	833,000	1,678,133
Elite Semiconductor Memory Technology Inc.[b]	1,588,000	1,339,057
Ennoconn Corp.[b]	113,000	1,538,429
Epistar Corp.	2,880,000	1,783,856
Eternal Materials Co. Ltd.	1,785,030	1,789,819
EVA Airways Corp.[a]	5,114,279	2,320,930
Evergreen Marine Corp. Taiwan Ltd.	4,538,870	1,600,521
Everlight Chemical Industrial Corp.[b]	1,857,601	1,161,980
Everlight Electronics Co. Ltd.[b]	1,132,000	1,615,779
Far Eastern Department Stores Ltd.[b]	2,647,167	1,351,486
Far Eastern International Bank	5,213,011	1,470,593
Far Eastern New Century Corp.	7,720,916	5,445,184
Far EasTone Telecommunications Co. Ltd.	3,988,000	9,183,558
Faraday Technology Corp.[b]	884,000	913,478
Farglory Land Development Co. Ltd.	749,782	839,158
Federal Corp.[b]	3,678,264	1,595,935
Feng Hsin Steel Co. Ltd.	1,218,000	1,613,418
Feng TAY Enterprise Co. Ltd.[b]	811,024	3,394,550
Firich Enterprises Co. Ltd.[b]	549,729	1,242,316
First Financial Holding Co. Ltd.	22,605,703	11,437,151
FLEXium Interconnect Inc.[b]	721,734	1,852,331
Formosa Chemicals & Fibre Corp.	8,192,210	20,648,514
Formosa Petrochemical Corp.[b]	3,088,000	8,427,198
Formosa Plastics Corp.	10,483,800	25,395,790
Formosa Taffeta Co. Ltd.	1,883,000	1,801,444
Formosan Rubber Group Inc.[b]	2,516,000	1,234,373
Foxconn Technology Co. Ltd.[b]	2,317,787	5,294,753
Fubon Financial Holding Co. Ltd.	17,115,000	20,204,753

22

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
General Interface Solution Holding Ltd.[a]	395,000	$1,126,409
Getac Technology Corp.[b]	1,769,000	1,247,589
Giant Manufacturing Co. Ltd.	747,000	4,455,086
Gigabyte Technology Co. Ltd.[b]	1,502,000	1,674,134
Gigasolar Materials Corp.[b]	82,800	1,409,092
Gigastorage Corp.[a,b]	1,095,000	904,875
Ginko International Co. Ltd.[b]	124,000	1,338,383
Gintech Energy Corp.[a,b]	1,322,019	978,973
Gloria Material Technology Corp.[b]	2,447,200	1,196,867
Goldsun Building Materials Co. Ltd.[b]	4,196,000	1,069,184
Gourmet Master Co. Ltd.	193,000	1,728,049
Grand Pacific Petrochemical	2,673,000	1,295,007
Grape King Bio Ltd.[b]	275,000	1,737,064
Great Wall Enterprise Co. Ltd.	2,059,500	1,629,286
Greatek Electronics Inc.[b]	1,149,000	1,307,103
HannStar Display Corp.[a,b]	8,065,640	932,387
Hermes Microvision Inc.[b]	122,000	4,320,736
Highwealth Construction Corp.[b]	2,154,230	3,246,620
Hiwin Technologies Corp.[b]	582,263	2,463,850
Ho Tung Chemical Corp.[a]	5,438,177	1,155,587
Holy Stone Enterprise Co. Ltd.[b]	1,058,900	1,064,988
Hon Hai Precision Industry Co. Ltd.[b]	36,253,646	89,043,068
Hota Industrial Manufacturing Co. Ltd.[b]	532,000	2,512,166
Hotai Motor Co. Ltd.[b]	645,000	6,160,751
HTC Corp.[b]	1,744,000	4,545,496
Hu Lane Associate Inc.	264,000	1,137,355
Hua Nan Financial Holdings Co. Ltd.	16,450,211	8,196,732
Huaku Development Co. Ltd.[b]	778,000	1,312,074
Hung Sheng Construction Ltd.[b]	2,545,000	1,244,699
IEI Integration Corp.[b]	1,051,582	1,228,525
Innolux Corp.[b]	22,252,241	6,598,058
Inotera Memories Inc.[a,b]	6,901,000	6,168,314
International Games System Co. Ltd.	149,000	1,411,759
Inventec Corp.	6,442,000	4,286,436
ITEQ Corp.[b]	1,613,000	1,481,314
KEE TAI Properties Co. Ltd.[b]	3,084,000	1,366,464
Kenda Rubber Industrial Co. Ltd.	1,151,687	1,836,343
Kerry TJ Logistics Co. Ltd.[b]	874,000	1,081,361
Kindom Construction Corp.	1,768,000	845,713
King Slide Works Co. Ltd.	164,000	1,734,918
King Yuan Electronics Co. Ltd.	3,043,000	2,803,899

Security	Shares	Value
King’s Town Bank Co. Ltd.[b]	2,972,000	$1,941,084
Kinpo Electronics[a,b]	4,075,000	1,405,711
Kinsus Interconnect Technology Corp.	779,000	1,705,499
Kuoyang Construction Co. Ltd.	3,647,023	1,459,368
Land Mark Optoelectronics Corp.[b]	117,000	1,723,833
Largan Precision Co. Ltd.	258,000	21,518,130
LCY Chemical Corp.[a]	1,514,000	1,713,043
Lealea Enterprise Co. Ltd.[b]	4,425,173	1,233,417
Lien Hwa Industrial Corp.[b]	1,691,400	1,073,576
Lite-On Technology Corp.	5,413,889	6,972,276
Long Bon International Co. Ltd.[b]	1,882,000	1,061,826
Macronix International[a]	11,329,000	1,000,461
Makalot Industrial Co. Ltd.[b]	496,525	2,474,061
Masterlink Securities Corp.[b]	5,088,603	1,391,808
MediaTek Inc.	3,877,572	26,157,634
Mega Financial Holding Co. Ltd.	27,579,958	20,211,913
Merida Industry Co. Ltd.[b]	565,850	2,385,723
Merry Electronics Co. Ltd.[b]	484,070	1,061,280
Micro-Star International Co. Ltd.[b]	1,871,000	2,983,273
Microbio Co. Ltd.[a]	1,877,141	1,467,753
MIN AIK Technology Co. Ltd.[b]	602,000	821,434
Mitac Holdings Corp.[b]	1,509,000	1,050,343
Motech Industries Inc.[a,b]	1,103,000	1,144,854
Nan Kang Rubber Tire Co. Ltd.[a,b]	1,645,000	1,356,857
Nan Ya Plastics Corp.	12,064,440	23,009,833
Nan Ya Printed Circuit Board Corp.[b]	693,000	639,611
Nanya Technology Corp.	1,895,000	2,306,830
Neo Solar Power Corp.[b]	2,132,806	1,170,632
Nien Made Enterprise Co. Ltd.[a]	245,000	2,246,225
Novatek Microelectronics Corp.[b]	1,555,000	5,173,400
OBI Pharma Inc.[a,b]	292,000	5,443,802
Oriental Union Chemical Corp.[b]	1,701,000	1,030,119
Pan-International Industrial Corp.[b]	2,156,366	796,756
Parade Technologies Ltd.[b]	175,000	1,765,427
PChome Online Inc.[b]	216,604	2,590,282
Pegatron Corp.	5,009,000	10,428,857
PharmaEngine Inc.[b]	142,000	1,053,706
Phison Electronics Corp.[b]	357,000	2,933,722
Pixart Imaging Inc.[b]	543,000	1,125,544
Pou Chen Corp.	5,762,000	7,729,782
Powertech Technology Inc.	1,701,000	3,666,701
Poya International Co. Ltd.[b]	162,060	1,823,719
President Chain Store Corp.	1,485,000	11,269,835

23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
President Securities Corp.[b]	2,959,000	$1,116,005
Primax Electronics Ltd.	1,128,000	1,395,624
Prince Housing & Development Corp.[b]	3,879,995	1,344,391
Qisda Corp.[b]	4,373,000	1,401,237
Quanta Computer Inc.[b]	6,821,000	12,130,870
Radiant Opto-Electronics Corp.	4,000	6,169
Radium Life Tech Co. Ltd.[b]	3,069,196	950,521
Realtek Semiconductor Corp.[b]	1,206,110	3,269,302
Rich Development Co. Ltd.[b]	4,432,770	1,245,049
Ritek Corp.[a,b]	11,484,000	901,465
Ruentex Development Co. Ltd.	2,139,822	2,476,912
Ruentex Industries Ltd.	1,300,906	1,912,716
Sampo Corp.[b]	4,789,000	2,041,153
Sanyang Motor Co. Ltd.[a,b]	1,653,000	1,064,408
ScinoPharm Taiwan Ltd.[b]	706,700	1,018,471
Sercomm Corp.[b]	836,000	2,045,621
Shihlin Paper Corp.[a,b]	160,000	169,506
Shin Kong Financial Holding Co. Ltd.	19,785,443	4,125,443
Shin Zu Shing Co. Ltd.[b]	514,000	1,733,691
Shining Building Business Co. Ltd.[a]	2,707,601	900,804
Shinkong Synthetic Fibers Corp.[b]	4,198,000	1,083,853
Sigurd Microelectronics Corp.[b]	1,991,000	1,422,470
Silergy Corp.[b]	140,000	1,657,033
Siliconware Precision Industries Co. Ltd.[b]	5,781,819	9,396,287
Simplo Technology Co. Ltd.	714,000	2,397,332
Sinbon Electronics Co. Ltd.	781,000	1,762,563
Sino-American Silicon Products Inc.[b]	1,577,000	1,731,134
SinoPac Financial Holdings Co. Ltd.	23,758,243	6,979,041
Sinyi Realty Inc.[b]	933,877	758,842
Sitronix Technology Corp.	434,000	1,321,463
Soft-World International Corp.[b]	512,000	957,670
Solar Applied Materials Technology Co.	1,987,000	533,116
St. Shine Optical Co. Ltd.[b]	127,000	2,760,997
Standard Foods Corp.	948,648	2,260,175
Sunny Friend Environmental Technology Co. Ltd.	220,000	1,059,103
Swancor Ind Co. Ltd.[b]	192,000	812,449
Synnex Technology International Corp.[b]	3,229,000	3,207,960

Security	Shares	Value
TA Chen Stainless Pipe[b]	2,776,252	$1,306,722
Taichung Commercial Bank Co. Ltd.	5,772,341	1,607,140
Taiflex Scientific Co. Ltd.	967,000	1,070,409
Taigen Biopharmaceuticals Holdings Ltd.[a,b]	750,000	620,928
TaiMed Biologics Inc.[a]	425,000	3,381,755
Tainan Spinning Co. Ltd.	3,119,894	1,229,303
Taishin Financial Holding Co. Ltd.	19,544,316	7,371,256
Taiwan Acceptance Corp.[b]	462,000	1,049,726
Taiwan Business Bank[a]	9,585,518	2,427,792
Taiwan Cement Corp.	8,350,000	7,693,906
Taiwan Cogeneration Corp.[b]	1,720,000	1,318,513
Taiwan Cooperative Financial Holding Co. Ltd.	17,509,131	7,677,442
Taiwan Fertilizer Co. Ltd.[b]	1,711,000	2,253,352
Taiwan Glass Industry Corp.[a]	3,042,000	1,263,905
Taiwan Hon Chuan Enterprise Co. Ltd.[b]	1,080,674	1,633,644
Taiwan Land Development Corp.[b]	3,110,854	1,049,272
Taiwan Liposome Co. Ltd.[a]	134,000	536,205
Taiwan Mobile Co. Ltd.	4,155,000	14,205,673
Taiwan Paiho Ltd.[b]	690,000	1,868,210
Taiwan PCB Techvest Co. Ltd.[b]	1,264,042	1,164,721
Taiwan Secom Co. Ltd.[b]	924,185	2,550,453
Taiwan Semiconductor Co. Ltd.	554,000	681,193
Taiwan Semiconductor Manufacturing Co. Ltd.	64,470,000	309,376,926
Taiwan Shin Kong Security Co. Ltd.[b]	1,843,770	2,238,813
Taiwan Surface Mounting Technology Corp.[b]	1,698,261	1,447,655
Taiwan TEA Corp.[b]	2,658,000	1,226,613
Tatung Co. Ltd.[a,b]	6,807,000	1,060,316
Teco Electric and Machinery Co. Ltd.	4,987,000	3,998,775
Test Research Inc.[b]	676,400	943,693
Test Rite International Co. Ltd.[b]	2,065,000	1,228,394
Ton Yi Industrial Corp.[b]	2,121,000	978,798
Tong Hsing Electronic Industries Ltd.[b]	475,000	1,404,063
Tong Yang Industry Co. Ltd.[b]	1,061,400	1,573,590
Topco Scientific Co. Ltd.[b]	1,083,371	2,126,048
TPK Holding Co. Ltd.	792,000	1,593,107

24

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Transcend Information Inc.[b]	513,000	$1,466,051
Tripod Technology Corp.[b]	1,225,000	2,340,130
TrueLight Corp.[b]	355,000	857,769
TSRC Corp.	1,717,900	1,406,452
TTY Biopharm Co. Ltd.[b]	581,124	1,995,734
Tung Ho Steel Enterprise Corp.	2,333,000	1,344,895
Tung Thih Electronic Co. Ltd.[b]	167,000	2,335,056
TWi Pharmaceuticals Inc.[a]	201,000	727,267
TXC Corp.[b]	1,217,000	1,641,947
U-Ming Marine Transport Corp.	1,235,000	937,256
Uni-President Enterprises Corp.	12,659,369	24,105,690
Unimicron Technology Corp.[b]	3,528,000	1,503,693
Union Bank of Taiwan	3,355,681	896,220
Unitech Printed Circuit Board Corp.[b]	2,933,000	903,845
United Integrated Services Co. Ltd.	393,000	586,261
United Microelectronics Corp.[b]	29,666,000	11,097,745
UPC Technology Corp.	3,686,146	1,000,303
USI Corp.	2,642,000	1,016,699
Vanguard International Semiconductor Corp.	2,337,000	3,833,791
Visual Photonics Epitaxy Co. Ltd.[b]	973,000	1,515,627
Voltronic Power Technology Corp.[b]	132,451	1,841,825
Wah Lee Industrial Corp.[b]	821,000	1,120,261
Walsin Lihwa Corp.[a,b]	7,753,000	2,201,388
Walsin Technology Corp.	1,079,000	1,040,538
Waterland Financial Holdings Co. Ltd.[b]	6,472,581	1,585,770
Win Semiconductors Corp.[b]	1,471,669	2,897,084
Winbond Electronics Corp.[a,b]	7,783,000	2,052,397
Wistron Corp.	6,385,087	4,101,727
Wistron NeWeb Corp.[b]	657,623	1,576,884
Wowprime Corp.[b]	236,260	865,713
WPG Holdings Ltd.	3,460,000	3,803,480
WT Microelectronics Co. Ltd.[b]	1,042,896	1,279,137
XPEC Entertainment Inc.[b]	359,000	1,155,845
Yageo Corp.[b]	1,239,078	2,085,868
Yang Ming Marine Transport Corp.[a]	4,749,000	1,134,372
Yeong Guan Energy Technology Group Co. Ltd.[b]	219,937	1,463,437
YFY Inc.[b]	2,574,000	765,590
Yieh Phui Enterprise Co. Ltd.	4,001,510	980,362
Yuanta Financial Holding Co. Ltd.	23,631,912	7,970,902
Yulon Motor Co. Ltd.[b]	1,943,000	1,635,427
YungShin Global Holding Corp.[b]	1,075,650	1,563,382

Security	Shares	Value
Yungtay Engineering Co. Ltd.	1,198,000	$1,757,740
Zhen Ding Technology Holding Ltd.[b]	1,017,950	1,916,508
Zinwell Corp.[b]	1,053,000	1,461,043

		1,414,497,888
THAILAND — 2.47%
Advanced Info Service PCL NVDR	2,741,400	12,661,470
Airports of Thailand PCL NVDR	1,108,700	12,289,579
Amata Corp. PCL NVDR[b]	3,090,000	1,081,176
AP Thailand PCL NVDR[b]	5,906,090	983,660
Bangchak Petroleum PCL (The) NVDR[b]	1,241,300	1,051,066
Bangkok Airways Co. Ltd.[b]	1,931,300	1,324,474
Bangkok Bank PCL Foreign	658,600	3,051,037
Bangkok Chain Hospital PCL NVDR	4,799,950	1,464,505
Bangkok Dusit Medical Services PCL NVDR	10,341,600	6,976,419
Bangkok Expressway & Metro PCL	19,398,785	3,502,370
Bangkok Land PCL NVDR	22,587,300	992,640
Banpu PCL NVDR[b]	4,144,200	1,415,234
Beauty Community PCL	5,153,500	980,932
BEC World PCL NVDR	3,094,400	2,139,445
BTS Group Holdings PCL NVDR	14,037,800	3,575,759
Bumrungrad Hospital PCL NVDR	984,300	5,427,770
Central Pattana PCL NVDR	3,751,300	6,064,033
Charoen Pokphand Foods PCL NVDR	7,025,700	5,752,323
Chularat Hospital PCL NVDR	18,647,500	1,513,723
CP ALL PCL NVDR	12,890,400	17,950,942
Delta Electronics Thailand PCL NVDR	1,475,500	2,963,390
Dynasty Ceramic PCL NVDR	13,780,020	1,650,902
Eastern Polymer Group PCL[b]	3,342,900	1,216,451
Electricity Generating PCL NVDR	342,500	1,787,999
Energy Absolute PCL NVDR[b]	3,833,300	2,274,764
Esso Thailand PCL NVDR[a]	6,778,600	1,138,463
Glow Energy PCL NVDR	1,452,500	3,496,571
Group Lease PCL	1,132,200	950,763
Gunkul Engineering PCL NVDR[b]	9,147,560	1,408,302
Hana Microelectronics PCL NVDR[b]	1,731,300	1,405,394

25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Home Product Center PCL NVDR	11,171,074	$2,767,362
Indorama Ventures PCL NVDR	3,779,200	3,517,380
Inter Far East Energy Corp.[b]	30,000	5,752
IRPC PCL NVDR[b]	26,452,300	3,687,402
Italian-Thai Development PCL NVDR[a,b]	6,050,100	1,134,658
Jasmine International PCL NVDR	9,555,900	1,262,529
Kasikornbank PCL Foreign	3,076,500	15,156,445
Kasikornbank PCL NVDR	1,506,500	7,337,467
KCE Electronics PCL NVDR	892,000	2,028,691
Khon Kaen Sugar Industry PCL NVDR	8,804,986	966,145
Kiatnakin Bank PCL NVDR	1,301,300	1,511,657
Krung Thai Bank PCL NVDR[b]	8,806,800	4,215,431
Krungthai Card PCL NVDR[b]	361,900	899,052
LPN Development PCL NVDR[b]	2,741,900	1,020,777
Major Cineplex Group PCL NVDR[b]	1,146,500	1,010,910
Minor International PCL NVDR	5,791,360	6,362,796
Muangthai Leasing PCL[b]	2,025,000	1,139,328
PTG Energy PCL	1,642,600	864,405
PTT Exploration & Production PCL NVDR	3,554,601	7,736,046
PTT Global Chemical PCL NVDR	5,242,000	8,730,553
PTT PCL NVDR	2,582,700	21,760,467
Quality Houses PCL NVDR[b]	16,079,417	1,053,207
Robinson Department Store PCL NVDR	1,254,800	1,993,279
Samart Corp. PCL NVDR[b]	1,987,100	934,452
Siam Cement PCL (The) Foreign	924,100	12,519,647
Siam Cement PCL (The) NVDR[b]	117,200	1,587,818
Siam Commercial Bank PCL (The) NVDR	4,076,900	15,291,941
Siam Global House PCL NVDR[b]	3,554,292	1,164,037
Singha Estate PCL	4,065,400	591,745
Sino-Thai Engineering & Construction PCL NVDR[b]	2,596,428	1,671,598
Sri Trang Agro-Industry PCL NVDR	2,941,800	946,976
Srisawad Power 1979 PCL NVDR[b]	1,555,532	1,850,528
Supalai PCL NVDR[b]	2,133,600	1,218,347
Superblock PCL[a,b]	29,450,900	1,426,174
surGlobal Power Synergy Co. Ltd. NVDR	1,129,900	1,012,087
Thai Airways International PCL NVDR[a,b]	1,954,700	984,873

Security	Shares	Value
Thai Oil PCL NVDR	2,211,500	$3,930,868
Thai Union Group PCL NVDR	5,418,500	3,351,962
Thai Vegetable Oil PCL NVDR	1,743,000	1,451,484
Thaicom PCL NVDR[b]	1,680,900	1,270,379
Thanachart Capital PCL NVDR	1,685,900	1,604,495
Thoresen Thai Agencies PCL NVDR[b]	967,323	231,508
TICON Industrial Connection PCL NVDR	2,462,460	951,209
Tisco Financial Group PCL NVDR	1,117,550	1,345,127
TMB Bank PCL NVDR	38,501,400	2,457,192
True Corp. PCL NVDR[b]	26,799,111	5,476,095
TTW PCL NVDR[b]	4,988,900	1,466,297
Unique Engineering & Construction PCL	2,167,200	1,055,543
VGI Global Media PCL NVDR[b]	11,201,100	1,498,706
Vibhavadi Medical Center PCL NVDR	12,797,800	1,003,047
WHA Corp. PCL NVDR[a,b]	20,648,500	1,918,909

		274,866,339
TURKEY — 1.35%
Akbank TAS	5,897,869	15,925,335
Aksa Akrilik Kimya Sanayii AS	306,960	878,767
Albaraka Turk Katilim Bankasi AS	2,290,428	1,101,895
Anadolu Efes Biracilik ve Malt Sanayii AS	583,233	3,695,037
Arcelik AS	707,877	4,702,952
BIM Birlesik Magazalar AS	577,910	11,336,367
Cimsa Cimento Sanayi VE Ticaret AS	222,976	1,193,577
Coca-Cola Icecek AS	223,598	2,727,128
Dogus Otomotiv Servis ve Ticaret ASb	1,634	6,045
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,233,039	4,786,884
Eregli Demir ve Celik Fabrikalari TAS	3,717,297	5,188,713
Ford Otomotiv Sanayi AS	203,634	2,413,266
Haci Omer Sabanci Holding AS	2,473,664	7,701,784
Is Gayrimenkul Yatirim Ortakligi ASb	2,233,578	1,286,427
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	2,894,958	1,324,071
KOC Holding AS	1,689,205	7,502,745

26

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Koza Altin Isletmeleri ASa,b	151,108	$703,411
Otokar Otomotiv Ve Savunma Sanayi AS	21,693	715,469
Petkim Petrokimya Holding ASa	2,209,921	3,182,005
Sekerbank TAS[a,b]	1,953,422	906,675
Soda Sanayii AS	696,610	1,080,912
TAV Havalimanlari Holding AS	511,420	2,623,244
Tekfen Holding AS	566,233	1,373,546
Tofas Turk Otomobil Fabrikasi AS	359,362	2,695,535
Trakya Cam Sanayii ASb	1,462,980	1,085,470
Tupras Turkiye Petrol Rafinerileri AS	338,553	7,638,992
Turk Hava Yollari AOa,b	1,387,820	2,924,547
Turk Telekomunikasyon AS	1,288,822	2,632,967
Turkcell Iletisim Hizmetleri AS	2,321,005	8,461,035
Turkiye Garanti Bankasi AS	6,172,159	15,808,623
Turkiye Halk Bankasi AS	1,698,738	5,116,386
Turkiye Is Bankasi Class C	4,108,469	6,277,572
Turkiye Sinai Kalkinma Bankasi AS	2,967,852	1,558,508
Turkiye Sise ve Cam Fabrikalari AS	2,085,956	2,487,614
Turkiye Vakiflar Bankasi Tao Class Db	2,002,703	3,026,123
Ulker Biskuvi Sanayi AS	442,117	3,196,442
Yapi ve Kredi Bankasi ASa,b	2,562,023	3,584,827
Yazicilar Holding ASb	243,939	1,027,277

		149,878,173
UNITED ARAB EMIRATES — 0.86%
Abu Dhabi Commercial Bank PJSC	5,106,280	8,285,940
Agthia Group PJSC	575,481	1,162,588
Air Arabia PJSC	5,904,412	2,154,132
Al Waha Capital PJSC	3,289,487	1,773,308
Aldar Properties PJSC	7,887,709	5,648,037
Amlak Finance PJSC[a]	2,600,595	962,947
Arabtec Holding PJSC[a]	6,475,078	2,415,219
Dana Gas PJSC[a]	10,517,861	1,517,729
Deyaar Development PJSC[a]	6,395,150	1,027,291
DP World Ltd.	437,055	7,517,346
Dubai Financial Market PJSC	5,903,015	1,976,833
Dubai Islamic Bank PJSC	1,910,173	2,652,368
Dubai Parks & Resorts PJSC[a]	8,081,662	3,124,496
Emaar Malls Group PJSC	5,255,849	3,906,577

Security	Shares	Value
Emaar Properties PJSC	9,158,293	$15,584,234
Emirates Telecommunications Group Co. PJSC	4,528,295	21,822,217
Eshraq Properties Co. PJSC[a]	4,647,649	999,658
First Gulf Bank PJSC	2,329,985	7,517,308
National Bank of Abu Dhabi PJSC	1,954,643	4,151,002
Orascom Construction Ltd.[a]	189,743	948,715
Union Properties PJSC	39,278	7,486

		95,155,431

TOTAL COMMON STOCKS
(Cost: $11,582,330,148)		10,733,129,851

PREFERRED STOCKS — 2.89%

BRAZIL — 1.92%
Alpargatas SA	227,200	630,130
Banco ABC Brasil SA	272,875	921,199
Banco Bradesco SA	7,192,984	45,530,271
Banco do Estado do Rio Grande do Sul SA Class B	502,200	1,164,178
Bradespar SA	736,300	1,424,767
Braskem SA Class A	416,500	2,428,234
Centrais Eletricas Brasileiras SA Class B	557,600	1,935,036
Cia. Brasileira de Distribuicao	420,200	4,718,792
Cia. Energetica de Minas Gerais	1,984,820	3,102,314
Cia. Energetica de Sao Paulo Class B	526,300	1,769,432
Cia. Energetica do Ceara Class A	26,100	279,043
Cia. Paranaense de Energia Class B	261,500	1,719,134
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,800	5,302
Gerdau SA	2,372,800	3,669,210
Itau Unibanco Holding SA	7,516,012	60,616,366
Itausa-Investimentos Itau SA	10,071,845	19,964,734
Lojas Americanas SA	1,571,010	6,703,616
Marcopolo SA	1,687,300	1,124,242
Metalurgica Gerdau SA	1,699,400	910,561
Petroleo Brasileiro SA	10,138,500	22,630,078

27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Suzano Papel e Celulose SA Class A	1,080,600	$4,398,000
Telefonica Brasil SA	1,120,900	13,035,675
Vale SA	4,638,700	14,475,011

		213,155,325
CHILE — 0.07%
Embotelladora Andina SA Class B	708,005	2,238,275
Sociedad Quimica y Minera de Chile SA Series B	249,861	5,501,038

		7,739,313
COLOMBIA — 0.15%
Avianca Holdings SA	1,400,467	915,378
Bancolombia SA	1,147,632	9,387,628
Grupo Aval Acciones y Valores SA	9,251,488	3,397,689
Grupo de Inversiones Suramericana SA	230,126	2,705,994

		16,406,689
RUSSIA — 0.15%
AK Transneft OJSC	2,068	5,323,649
Surgutneftegas OJSC	18,459,600	11,501,587

		16,825,236
SOUTH KOREA — 0.60%
AmorePacific Corp.	24,382	5,114,533
Hyundai Motor Co.	56,740	4,718,018
Hyundai Motor Co. Series 2	96,550	8,506,251
LG Chem Ltd.	20,011	3,290,951
LG Household & Health Care Ltd.	5,397	2,739,709
Samsung Electronics Co. Ltd.	48,049	42,815,941

		67,185,403

TOTAL PREFERRED STOCKS
(Cost: $427,190,433)		321,311,966

RIGHTS — 0.01%

BRAZIL — 0.00%
Alupar Investimento SAa	36,457	2,632

		2,632
POLAND — 0.01%
Alior Bank SAa,b	171,472	431,465

		431,465

Security	Shares	Value
SOUTH KOREA — 0.00%
Hanjin Kal Corp.[a]	12,768	$20,355
Kolon Life Science Inc.[a]	1,606	39,618

		59,973
UNITED ARAB EMIRATES — 0.00%
Dubai Islamic Bank PJSC[a]	661,929	335,209

		335,209

TOTAL RIGHTS
(Cost: $734,213)		829,279

SHORT-TERM INVESTMENTS — 5.06%

MONEY MARKET FUNDS — 5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[f,g,h]	530,802,597	530,802,597
BlackRock Cash Funds:Prime, SL Agency Shares
0.47%[f,g,h]	32,160,307	32,160,307

		562,962,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $562,962,904)		562,962,904

TOTAL INVESTMENTS IN SECURITIES — 104.51%
(Cost: $12,573,217,698)[i]		11,618,234,000
Other Assets, Less Liabilities — (4.51)%		(501,339,495)

NET ASSETS — 100.00%		$11,116,894,505

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $12,674,348,800. Net unrealized depreciation was $1,056,114,800, of which $607,671,887 represented gross unrealized appreciation on securities and $1,663,786,687 represented gross unrealized depreciation on securities.

28

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2016

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets Mini Index	1,151	Jun. 2016	New York Board of Trade	$45,377,051	$46,362,280	$985,229

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,721,400,035	$10,237,094	$1,492,722	$10,733,129,851
Preferred stocks	321,311,966	—	—	321,311,966
Rights	337,841	491,438	—	829,279
Money market funds	562,962,904	—	—	562,962,904

Total	$11,606,012,746	$10,728,532	$1,492,722	$11,618,234,000

Derivative financial instruments:[a]
Assets:
Futures contracts	$985,229	$—	$—	$985,229

Total	$985,229	$—	$—	$985,229

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.70%
EXCHANGE-TRADED FUNDS — 99.70%	6,109,145	$202,395,974

iShares MSCI Emerging Markets ETF[a,b]		202,395,974

TOTAL INVESTMENT COMPANIES
(Cost: $234,491,760)		202,395,974

SHORT-TERM INVESTMENTS — 45.93%

MONEY MARKET FUNDS — 45.93%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[b,c,d]	87,851,143	87,851,143
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[b,c,d]	5,322,732	5,322,732
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[b,c]	79,633	79,633

		93,253,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,253,508)		93,253,508

TOTAL INVESTMENTS IN SECURITIES — 145.63%
(Cost: $327,745,268)[e]		295,649,482
Other Assets, Less Liabilities — (45.63)%		(92,632,428)

NET ASSETS — 100.00%		$203,017,054

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $328,005,079. Net unrealized depreciation was $32,355,597, of which $—represented gross unrealized appreciation on securities and $32,355,597 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Emerging Markets ETF	6,243,211	2,035,565	(2,169,631)	6,109,145	$202,395,974	$3,173,153	$(7,799,805)

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	52,350,000	USD	14,464,523	MS	06/03/2016	$17,950
MXN	222,080,000	USD	11,999,661	SSB	06/03/2016	31,527
RUB	4,262,000	USD	63,774	JPM	06/03/2016	121
TRY	83,000	USD	28,031	SSB	06/03/2016	69
TWD	10,991,000	USD	336,848	JPM	06/03/2016	159
USD	950,455	BRL	3,314,000	BNP	06/03/2016	33,647
USD	14,169,764	BRL	50,331,000	JPM	06/03/2016	245,841
USD	4,791,236	EUR	4,218,000	SSB	06/03/2016	97,932
USD	496,174	HKD	3,848,000	MS	06/03/2016	976
USD	44,097,036	HKD	342,010,000	SSB	06/03/2016	83,874
USD	17,332,904	INR	1,158,866,000	JPM	06/03/2016	111,305
USD	41,585,437	KRW	47,580,209,000	JPM	06/03/2016	1,658,149
USD	126,044	MXN	2,166,000	MS	06/03/2016	8,701
USD	13,110,560	MXN	226,677,000	SSB	06/03/2016	830,330
USD	7,008,955	RUB	456,450,000	JPM	06/03/2016	165,881
USD	92,592	TRY	261,000	MS	06/03/2016	4,229
USD	3,232,810	TRY	9,187,000	SSB	06/03/2016	122,498
USD	37,344,520	TWD	1,206,228,000	RBS	06/03/2016	359,132
USD	99,108	ZAR	1,414,000	MS	06/03/2016	9,155
USD	15,731,319	ZAR	226,542,000	SSB	06/03/2016	1,319,712
USD	189,446	EUR	170,000	BNP	07/08/2016	58
USD	4,412,805	EUR	3,953,000	SSB	07/08/2016	8,963
USD	43,721,411	HKD	339,368,000	SSB	07/08/2016	27,274
USD	783,277	INR	52,955,000	BNP	07/08/2016	684
USD	16,498,295	INR	1,112,480,000	JPM	07/08/2016	57,559
USD	38,908,520	KRW	46,024,499,000	JPM	07/08/2016	278,960
USD	362,871	MXN	6,705,000	BNP	07/08/2016	1,004
USD	6,760,173	RUB	452,188,000	JPM	07/08/2016	43,406
USD	3,109,539	TRY	9,267,000	SSB	07/08/2016	854
USD	425,144	TWD	13,875,000	CITI	07/08/2016	1
USD	35,509,022	TWD	1,156,749,000	MS	07/08/2016	65,142
USD	14,257,348	ZAR	224,374,000	SSB	07/08/2016	83,809

						5,668,902

BRL	1,295,000	USD	370,029	JPM	06/03/2016	(11,771)
EUR	183,000	USD	209,794	MS	06/03/2016	(6,173)
EUR	4,035,000	USD	4,501,212	SSB	06/03/2016	(11,529)
HKD	345,858,000	USD	44,539,551	SSB	06/03/2016	(31,190)
INR	1,158,866,000	USD	17,290,757	JPM	06/03/2016	(69,157)
KRW	47,580,209,000	USD	40,292,324	JPM	06/03/2016	(365,036)
MXN	6,763,000	USD	384,972	SSB	06/03/2016	(18,587)
RUB	452,188,000	USD	6,826,510	JPM	06/03/2016	(47,332)
TRY	9,365,000	USD	3,173,573	SSB	06/03/2016	(2,997)
TWD	38,488,000	USD	1,192,559	JPM	06/03/2016	(12,439)
TWD	1,156,749,000	USD	35,525,380	MS	06/03/2016	(57,118)
ZAR	227,956,000	USD	14,601,156	SSB	06/03/2016	(99,598)
BRL	3,239,000	USD	890,251	BNP	07/08/2016	(3,083)
BRL	797,000	USD	218,404	CITI	07/08/2016	(104)
EUR	46,000	USD	51,272	CITI	07/08/2016	(25)
HKD	7,398,000	USD	953,007	BNP	07/08/2016	(504)
MXN	1,748,000	USD	94,359	CITI	07/08/2016	(20)
RUB	7,218,000	USD	108,135	BNP	07/08/2016	(919)
TRY	580,000	USD	194,615	BNP	07/08/2016	(50)

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2016

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	14,314,621	BRL	52,350,000	MS	07/08/2016	$(24,134)
USD	428,081	HKD	3,325,000	CITI	07/08/2016	(18)
USD	231,147	INR	15,644,000	CITI	07/08/2016	(48)
USD	406,985	KRW	485,115,000	BNP	07/08/2016	(185)
USD	89,164	KRW	106,259,000	CITI	07/08/2016	(22)
USD	11,953,570	MXN	222,080,000	SSB	07/08/2016	(32,041)
USD	7,360	RUB	496,000	CITI	07/08/2016	(7)
USD	2,011	TRY	6,000	CITI	07/08/2016	(1)
USD	325,059	TWD	10,610,000	BNP	07/08/2016	(41)
USD	361,838	ZAR	5,733,000	BNP	07/08/2016	(311)
USD	91,416	ZAR	1,448,000	CITI	07/08/2016	(53)

						(794,493)

				Net unrealized appreciation		$4,874,409

Counterparties:

BNP— BNP Paribas SA

CITI — Citibank N.A. London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

Currency abbreviations:

BRL — Brazilian Real

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2016

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$202,395,974	$—	$—	$202,395,974
Money market funds	93,253,508	—	—	93,253,508

Total	$295,649,482	$—	$—	$295,649,482

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$5,668,902	$—	$5,668,902
Liabilities:
Forward currency contracts	—	(794,493)	—	(794,493)

Total	$—	$4,874,409	$—	$4,874,409

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

33

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETFa

May 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.69%

EXCHANGE-TRADED FUNDS — 99.69%
iShares Edge MSCI Min Vol Emerging Markets ETF[b]	118,719	$5,956,132

		5,956,132

TOTAL INVESTMENT COMPANIES		5,956,132
(Cost: $5,997,615)

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[b,c]	3,032	3,032

		3,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,032)		3,032

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $6,000,647)[d]		5,959,164
Other Assets, Less Liabilities — 0.26%		15,795

NET ASSETS — 100.00%		$5,974,959

[a]	Formerly the iShares Currency Hedged MSCI EM Minimum Volatility ETF.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $6,000,647. Net unrealized depreciation was $41,483, of which $— represented gross unrealized appreciation on securities and $41,483 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from October 29, 2015 (commencement of operations) to May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	124,213	(5,494)	118,719	$5,956,132	$30,125	$(9,303)

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETFa

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	311,000	USD	85,931	MS	06/03/2016	$107
MXN	8,648,000	USD	467,387	CITI	06/03/2016	1,118
USD	6,310	BRL	22,000	BNP	06/03/2016	223
USD	81,363	BRL	289,000	JPM	06/03/2016	1,412
USD	20,373	HKD	158,000	MS	06/03/2016	40
USD	1,052,587	HKD	8,163,000	UBS	06/03/2016	2,093
USD	297,223	INR	19,872,000	JPM	06/03/2016	1,911
USD	1,234,594	KRW	1,412,554,000	JPM	06/03/2016	49,239
USD	498,410	MXN	8,664,000	CITI	06/03/2016	29,037
USD	2,910	MXN	50,000	MS	06/03/2016	201
USD	156,043	PLN	604,000	MS	06/03/2016	2,888
USD	34,639	RUB	2,256,000	JPM	06/03/2016	817
USD	9,062	TWD	292,000	JPM	06/03/2016	109
USD	1,841,889	TWD	59,493,000	RBS	06/03/2016	17,713
USD	353,489	ZAR	5,071,000	MS	06/03/2016	30,894
MXN	64,000	USD	3,451	GS	07/05/2016	5
USD	1,065,761	HKD	8,272,000	RBS	07/05/2016	770
USD	10,722	INR	725,000	BNP	07/05/2016	2
USD	288,737	INR	19,458,000	JPM	07/05/2016	1,046
USD	1,176,096	KRW	1,390,992,000	JPM	07/05/2016	8,568
USD	24,255	MXN	448,000	JPM	07/05/2016	69
USD	507	PLN	2,000	GS	07/05/2016	—
USD	147,135	PLN	579,000	MS	07/05/2016	435
USD	33,755	RUB	2,256,000	JPM	07/05/2016	215
USD	11,644	TWD	380,000	CITI	07/05/2016	—
USD	1,800,824	TWD	58,664,000	MS	07/05/2016	3,245
USD	322,779	ZAR	5,061,000	BBP	07/05/2016	2,886
ZAR	14,000	USD	884	MS	07/05/2016	1

						155,044

HKD	49,000	USD	6,319	BOM	06/03/2016	(13)
HKD	8,272,000	USD	1,065,334	RBS	06/03/2016	(813)
INR	19,872,000	USD	296,487	JPM	06/03/2016	(1,175)
KRW	1,412,554,000	USD	1,195,858	JPM	06/03/2016	(10,503)
MXN	66,000	USD	3,844	BOM	06/03/2016	(268)
PLN	6,000	USD	1,572	BOM	06/03/2016	(51)
PLN	598,000	USD	152,210	MS	06/03/2016	(576)
RUB	2,256,000	USD	34,058	JPM	06/03/2016	(236)
TWD	1,121,000	USD	34,717	JPM	06/03/2016	(345)
TWD	58,664,000	USD	1,801,654	MS	06/03/2016	(2,897)
ZAR	5,061,000	USD	324,883	BBP	06/03/2016	(2,924)
ZAR	10,000	USD	705	BOM	06/03/2016	(68)
BRL	8,000	USD	2,202	BNP	07/05/2016	(9)
BRL	3,000	USD	823	CITI	07/05/2016	(1)
HKD	146,000	USD	18,804	MS	07/05/2016	(7)
RUB	179,000	USD	2,684	BNP	07/05/2016	(22)
USD	85,075	BRL	311,000	MS	07/05/2016	(185)
USD	9,398	HKD	73,000	CITI	07/05/2016	—
USD	6,430	INR	435,000	CITI	07/05/2016	(1)
USD	46,961	KRW	55,950,000	BNP	07/05/2016	—
USD	15,322	KRW	18,258,000	CITI	07/05/2016	(3)
USD	465,750	MXN	8,648,000	CITI	07/05/2016	(1,127)
USD	1,267	PLN	5,000	JPM	07/05/2016	—
USD	223	RUB	15,000	CITI	07/05/2016	—

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETFa

May 31, 2016

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	12,929	TWD	422,000	BNP	07/05/2016	$(2)
USD	1,010	ZAR	16,000	GS	07/05/2016	(1)

						(21,227)

Net unrealized appreciation						$133,817

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

BOM — Bank of Montreal

CITI — Citibank N.A. London

GS — Goldman Sachs International

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bonk of Scotland

USB — UBS AG London

Currency abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$5,956,132	$—	$—	$5,956,132
Money market funds	3,032	—	—	3,032

Total	$5,959,164	$—	$—	$5,959,164

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$155,044	$—	$155,044
Liabilities:
Forward currency contracts	—	(21,227)	—	(21,227)

Total	$—	$133,817	$—	$133,817

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

36

Consolidated Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.75%

BRAZIL — 1.64%
Ambev SA	2,352,800	$12,482,512
BRF SA	276,800	3,509,566
Cielo SA	3,114,097	27,449,356
Raia Drogasil SA	553,600	8,874,199
TOTVS SA	553,600	4,552,368

		56,868,001
CHILE — 3.55%
AES Gener SA	10,663,028	4,820,211
Aguas Andinas SA Series A	42,461,120	23,394,731
Banco de Chile	407,998,356	41,282,201
Banco de Credito e Inversiones	89,268	3,627,828
Cia. Cervecerias Unidas SA	559,828	6,104,874
Colbun SA	91,227,744	22,131,016
Empresa Nacional de Electricidad SA/Chile	12,088,548	10,551,329
Empresas COPEC SA	334,928	2,870,416
Endesa Americas SA	11,399,816	4,787,972
SACI Falabella	487,860	3,445,770

		123,016,348
CHINA — 21.47%
3SBio Inc.[b,c]	5,882,000	5,731,962
AAC Technologies Holdings Inc.	2,422,000	19,611,336
Agricultural Bank of China Ltd. Class H	28,372,000	10,372,673
ANTA Sports Products Ltd.[d]	4,152,000	9,032,884
Baidu Inc.[b]	28,650	5,115,171
Bank of China Ltd. Class H	71,276,000	28,994,311
Bank of Communications Co. Ltd. Class H	4,844,000	2,999,381
Beijing Capital International Airport Co. Ltd. Class H	8,304,000	8,947,366
Beijing Enterprises Holdings Ltd.	346,000	1,799,450
Beijing Enterprises Water Group Ltd.[d]	6,920,000	4,445,177
China CITIC Bank Corp. Ltd. Class H	7,612,000	4,468,338
China Communications Services Corp. Ltd. Class H	23,528,000	11,055,039
China Construction Bank Corp. Class H	39,444,000	25,439,061

Security	Shares	Value
China Everbright Bank Co. Ltd. Class H	21,452,000	$9,223,519
China Gas Holdings Ltd.[d]	1,384,000	1,959,797
China Huishan Dairy Holdings Co. Ltd.[d]	67,816,000	26,713,820
China Medical System Holdings Ltd.[d]	8,996,000	12,877,650
China Mengniu Dairy Co. Ltd.	9,716,000	16,084,622
China Merchants Holdings International Co. Ltd.[d]	1,384,000	3,955,227
China Minsheng Banking Corp. Ltd. Class H	2,422,100	2,282,367
China Mobile Ltd.	3,806,000	43,409,512
China Petroleum & Chemical Corp. Class H	24,912,000	16,996,788
China Resources Beer Holdings Co. Ltd.	4,152,000	9,000,815
China Resources Gas Group Ltd.[d]	5,536,000	15,500,216
China Resources Power Holdings Co. Ltd.	2,768,000	4,347,187
COSCO Pacific Ltd.	5,536,000	5,601,457
CSPC Pharmaceutical Group Ltd.	16,608,000	15,136,762
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	594,900	3,771,661
ENN Energy Holdings Ltd.	582,000	2,888,217
Guangdong Investment Ltd.	27,680,000	39,053,417
Haier Electronics Group Co. Ltd.	2,129,000	3,442,292
Hanergy Thin Film Power Group Ltd.[b,d]	9,910,389	13
Hengan International Group Co. Ltd.	3,125,000	28,200,086
Industrial & Commercial Bank of China Ltd. Class H	35,292,000	18,717,847
Jiangsu Expressway Co. Ltd. Class H	22,212,000	30,423,676
Lenovo Group Ltd.[d]	17,992,000	11,047,912
Luye Pharma Group Ltd.[b,d]	3,460,000	2,137,961
Netease Inc.	76,120	13,537,181
New Oriental Education & Technology Group Inc. ADR	141,860	5,993,585
PetroChina Co. Ltd. Class H	4,152,000	2,854,178

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
Qihoo 360 Technology Co. Ltd. ADR[b]	271,956	$20,206,331
Semiconductor Manufacturing International Corp.[b]	141,168,000	11,812,233
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,768,000	1,589,218
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,587,094	14,086,966
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,044,800	6,577,080
Shenzhou International Group Holdings Ltd.[d]	6,515,000	32,792,428
Sino Biopharmaceutical Ltd.	33,288,000	22,582,952
Sinopharm Group Co. Ltd. Class H	830,400	3,848,329
Sun Art Retail Group Ltd.[d]	25,258,000	15,899,747
TAL Education Group Class A ADR[b]	314,168	16,782,855
Tencent Holdings Ltd.	2,491,200	55,576,290
TravelSky Technology Ltd. Class H	6,228,000	11,801,543
Tsingtao Brewery Co. Ltd. Class Hd	1,658,000	5,965,526
Want Want China Holdings Ltd.[d]	3,460,000	2,449,747
YY Inc. ADR[b]	210,368	9,140,490
Zhejiang Expressway Co. Ltd. Class H	24,912,000	23,346,532
ZTE Corp. Class H	3,875,320	5,088,504

		742,716,685
COLOMBIA — 0.16%
Corp. Financiera Colombiana SA	432,500	5,443,922

		5,443,922
CZECH REPUBLIC — 0.55%
CEZ AS	109,336	1,986,789
Komercni Banka AS	290,640	11,434,318
O2 Czech Republic AS	581,280	5,627,360

		19,048,467
EGYPT — 0.49%
Commercial International Bank Egypt SAE	3,510,608	16,833,618

		16,833,618

Security	Shares	Value
HUNGARY — 0.87%
MOL Hungarian Oil & Gas PLC	188,916	$10,395,153
Richter Gedeon Nyrt	979,180	19,639,996

		30,035,149
INDIA — 4.88%
Aurobindo Pharma Ltd.	428,348	4,999,356
Cipla Ltd.	289,948	2,036,768
Coal India Ltd.	438,036	1,897,060
Dabur India Ltd.	6,029,396	25,959,962
Divi’s Laboratories Ltd.	737,672	12,053,704
Dr. Reddy’s Laboratories Ltd.	148,780	7,038,443
HCL Technologies Ltd.	643,560	7,075,956
Hindustan Unilever Ltd.	471,252	5,940,640
Infosys Ltd.	1,216,536	22,576,022
Marico Ltd.	891,296	3,301,047
Sun Pharmaceuticals Industries Ltd.	1,350,784	15,312,633
Tata Consultancy Services Ltd.	698,920	26,689,530
Tech Mahindra Ltd.	936,276	7,519,012
Wipro Ltd.	3,250,324	26,348,952

		168,749,085
INDONESIA — 4.58%
Bank Central Asia Tbk PT	35,153,600	33,455,110
Gudang Garam Tbk PT	761,200	3,856,152
Hanjaya Mandala Sampoerna Tbk PT	761,200	5,293,851
Indofood CBP Sukses Makmur Tbk PT	4,290,400	5,088,176
Indofood Sukses Makmur Tbk PT	32,939,200	16,698,679
Jasa Marga Persero Tbk PT	4,913,200	1,942,260
Kalbe Farma Tbk PT	149,126,000	15,611,287
Telekomunikasi Indonesia Persero Tbk PT	141,583,200	38,349,769
Tower Bersama Infrastructure Tbk PT	11,348,800	5,524,855
Unilever Indonesia Tbk PT	10,310,800	32,532,612

		158,352,751
MALAYSIA — 7.72%
Axiata Group Bhd[d]	12,802,000	16,184,655
Berjaya Sports Toto Bhd	2,435,198	1,798,826
DiGi.Com Bhd[d]	3,252,400	3,528,882
Hartalega Holdings Bhd	1,522,400	1,537,517

38

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
Hong Leong Bank Bhd	8,996,000	$29,107,910
IHH Healthcare Bhd[d]	31,970,400	50,019,081
Malayan Banking Bhd[d]	20,344,800	40,206,725
Maxis Bhd[d]	18,822,400	25,072,221
Petronas Chemicals Group Bhd	6,574,000	10,476,367
Petronas Dagangan Bhd	553,600	3,142,742
Petronas Gas Bhd	3,321,600	17,408,434
Public Bank Bhd	10,380,080	48,066,633
Telekom Malaysia Bhd	7,266,000	11,843,105
Tenaga Nasional Bhd	2,629,600	8,903,320

		267,296,418
MEXICO — 3.60%
America Movil SAB de CV	7,266,000	4,457,560
Arca Continental SAB de CV	3,946,000	26,302,879
Coca-Cola Femsa SAB de CV Series L	622,800	5,005,913
El Puerto de Liverpool SAB de CV Series C1	3,231,640	34,846,569
Fibra Uno Administracion SA de CV	1,453,200	3,155,431
Gruma SAB de CV Series B	674,700	9,727,215
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,453,200	14,734,031
Grupo Aeroportuario del Sureste SAB de CV Series B	415,200	6,566,257
Grupo Bimbo SAB de CV	830,400	2,455,127
Wal-Mart de Mexico SAB de CV	7,404,400	17,236,424

		124,487,406
PERU — 1.14%
Cia. de Minas Buenaventura SA ADR[b]	289,256	2,765,287
Credicorp Ltd.	260,884	36,575,937

		39,341,224
PHILIPPINES — 4.78%
Aboitiz Equity Ventures Inc.	15,846,800	26,769,960
Aboitiz Power Corp.	28,510,400	28,044,016
Bank of the Philippine Islands	13,860,764	27,342,146
BDO Unibank Inc.	9,092,880	19,638,210
International Container Terminal Services Inc.	1,591,600	1,924,623
Jollibee Foods Corp.	4,401,120	22,153,826
Metropolitan Bank & Trust Co.	6,221,081	11,586,788
Philippine Long Distance Telephone Co.	211,064	8,575,251

Security	Shares	Value
Robinsons Land Corp.	2,768,000	$1,716,497
Security Bank Corp.	1,923,760	8,350,760
Universal Robina Corp.	2,249,000	9,377,847

		165,479,924
POLAND — 1.69%
Bank Pekao SA	337,004	12,743,974
Bank Zachodni WBK SA	83,040	5,431,923
Cyfrowy Polsat SAb	542,528	3,081,178
Eurocash SA	157,776	1,959,724
Grupa Lotos SAb	296,868	2,330,295
PGE Polska Grupa Energetyczna SA	5,598,972	17,900,698
Polski Koncern Naftowy ORLEN SA	428,348	7,513,181
Powszechny Zaklad Ubezpieczen SA	950,116	7,520,663

		58,481,636
QATAR — 2.69%
Commercial Bank QSC (The)	1,828,956	18,486,735
Doha Bank QSC	435,810	4,153,707
Masraf Al Rayan QSC	193,068	1,742,027
Qatar Electricity & Water Co. QSC	528,653	28,968,282
Qatar Gas Transport Co. Ltd.	367,452	2,359,686
Qatar Insurance Co. SAQ	437,273	8,647,574
Qatar Islamic Bank SAQ	630,365	16,015,591
Qatar National Bank SAQ	301,677	11,061,974
Vodafone Qatar QSC	521,076	1,545,731

		92,981,307
RUSSIA — 0.29%
Rosneft PJSC	906,120	4,334,072
Rosneft PJSC GDR[e]	1,199,480	5,803,084

		10,137,156
SOUTH AFRICA — 1.87%
Bid Corp. Ltd.	382,676	7,362,523
Bidvest Group Ltd. (The)	382,676	3,050,848
Fortress Income Fund Ltd. Class A	7,086,080	7,105,003
New Europe Property Investments PLC	630,780	7,379,420
Pick n Pay Stores Ltd.	1,754,912	7,977,887
Rand Merchant Investment Holdings Ltd.	595,948	1,549,359
SPAR Group Ltd. (The)	740,440	9,525,256
Tiger Brands Ltd.	84,424	1,865,294

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
Vodacom Group Ltd.	1,819,960	$19,023,488

		64,839,078
SOUTH KOREA — 11.03%
AmorePacific Corp.	37,517	13,142,597
AmorePacific Group	61,588	8,629,968
Cheil Worldwide Inc.	186,840	2,547,533
CJ CheilJedang Corp.	18,684	5,996,501
CJ Korea Express Corp.[b]	17,992	3,230,650
Coway Co. Ltd.	71,968	6,219,755
Dongbu Insurance Co. Ltd.	485,092	29,672,098
E-MART Inc.	26,988	4,121,343
Hyundai Marine & Fire Insurance Co. Ltd.	857,620	22,739,379
Kakao Corp.[d]	36,676	3,163,528
Kangwon Land Inc.	741,132	26,460,116
KEPCO Plant Service & Engineering Co. Ltd.	31,832	1,877,655
Kia Motors Corp.	231,820	9,074,008
Korea Electric Power Corp.	350,152	18,480,081
KT Corp.	262,836	7,079,238
KT&G Corp.	401,360	42,937,909
LG Display Co. Ltd.	96,188	2,082,271
Lotte Confectionery Co. Ltd.	24,912	4,535,915
Lotte Shopping Co. Ltd.	17,992	3,449,549
NAVER Corp.	21,452	12,959,758
NCsoft Corp.	40,136	8,099,268
Orion Corp./Republic of Korea	5,536	4,505,723
S-1 Corp.	304,480	25,547,911
Samsung Electronics Co. Ltd.	13,148	14,253,412
Samsung Fire & Marine Insurance Co. Ltd.	94,112	21,952,623
Samsung Life Insurance Co. Ltd.	284,412	24,818,634
SK Hynix Inc.	294,792	7,098,952
SK Telecom Co. Ltd.	135,632	25,264,561
Yuhan Corp.	80,964	21,535,147

		381,476,083
TAIWAN — 16.92%
Advanced Semiconductor Engineering Inc.	2,777,000	3,142,087
Advantech Co. Ltd.	2,768,481	20,458,533
Asia Cement Corp.	18,842,125	14,357,280
Asustek Computer Inc.	1,521,000	13,058,797
Chicony Electronics Co. Ltd.	9,722,579	23,432,571
China Airlines Ltd.[b]	36,676,828	11,639,867

Security	Shares	Value
Chunghwa Telecom Co. Ltd.	15,224,000	$51,349,636
Delta Electronics Inc.	3,035,000	13,959,371
EVA Airways Corp.[b]	6,228,899	2,826,760
Far EasTone Telecommunications Co. Ltd.	19,376,000	44,619,014
First Financial Holding Co. Ltd.	54,668,792	27,659,182
Formosa Chemicals & Fibre Corp.	692,300	1,744,946
Formosa Petrochemical Corp.	6,920,000	18,884,783
Formosa Plastics Corp.	5,695,840	13,797,512
Formosa Taffeta Co. Ltd.	9,718,000	9,297,098
Foxconn Technology Co. Ltd.	4,844,328	11,066,384
Hon Hai Precision Industry Co. Ltd.	11,886,750	29,195,207
Hua Nan Financial Holdings Co. Ltd.	47,056,175	23,446,925
Lite-On Technology Corp.	22,915,548	29,511,783
Novatek Microelectronics Corp.	692,000	2,302,246
OBI Pharma Inc.[b]	72,000	1,342,307
Powertech Technology Inc.	2,768,000	5,966,743
President Chain Store Corp.	2,776,000	21,067,382
Quanta Computer Inc.	2,768,000	4,922,775
Standard Foods Corp.	1,558,340	3,712,779
Synnex Technology International Corp.	13,840,000	13,749,820
Taiwan Business Bank[b]	14,026,921	3,552,698
Taiwan Cement Corp.	2,076,000	1,912,880
Taiwan Cooperative Financial Holding Co. Ltd.	91,344,375	40,052,880
Taiwan Mobile Co. Ltd.	14,840,000	50,736,987
Taiwan Semiconductor Manufacturing Co. Ltd.	11,072,000	53,132,020
Transcend Information Inc.	3,460,000	9,887,988
United Microelectronics Corp.	7,612,000	2,847,571
WPG Holdings Ltd.	6,228,000	6,846,265

		585,481,077
THAILAND — 6.29%
Advanced Info Service PCL NVDR	1,868,400	8,629,419
Airports of Thailand PCL NVDR	1,522,400	16,875,309
Bangkok Dusit Medical Services PCL NVDR	39,238,800	26,470,401
Bangkok Expressway & Metro PCL	72,244,800	13,043,498

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
BTS Group Holdings PCL NVDR	112,796,000	$28,731,801
Bumrungrad Hospital PCL NVDR	3,114,000	17,171,672
Central Pattana PCL NVDR	1,384,000	2,237,257
CP ALL PCL NVDR	15,777,800	21,971,884
Delta Electronics Thailand PCL NVDR	9,619,400	19,319,579
Electricity Generating PCL NVDR	2,491,200	13,005,145
Energy Absolute PCL NVDR	5,605,200	3,326,249
Glow Energy PCL NVDR	3,737,400	8,996,960
Home Product Center PCL NVDR	25,188,800	6,239,913
Kasikornbank PCL NVDR[d]	1,472,900	7,173,817
Minor International PCL NVDR	3,321,600	3,649,343
PTT PCL NVDR	1,117,500	9,415,465
Robinson Department Store PCL NVDR	3,252,400	5,166,514
Siam Cement PCL (The) Foreign	138,400	1,875,034
Thai Oil PCL NVDR	2,491,200	4,428,025

		217,727,285
UNITED ARAB EMIRATES — 2.54%
Abu Dhabi Commercial Bank PJSC	2,569,396	4,169,348
DP World Ltd.	1,100,280	18,924,816
Dubai Islamic Bank PJSC	3,151,368	4,375,827
Emirates Telecommunications Group Co. PJSC	3,455,848	16,654,009
First Gulf Bank PJSC	6,541,476	21,104,983
National Bank of Abu Dhabi PJSC	10,625,660	22,565,316

		87,794,299

TOTAL COMMON STOCKS
(Cost: $3,490,926,338)		3,416,586,919

PREFERRED STOCKS — 0.73%

COLOMBIA — 0.43%
Grupo de Inversiones Suramericana SA	1,264,284	14,866,397

		14,866,397

Security	Shares	Value
RUSSIA — 0.21%
AK Transneft OJSC	2,799	$7,205,462

		7,205,462
SOUTH KOREA — 0.09%
Samsung Electronics Co. Ltd.	3,460	3,083,169

		3,083,169

TOTAL PREFERRED STOCKS
(Cost: $27,787,555)		25,155,028

RIGHTS — 0.01%

UNITED ARAB EMIRATES — 0.01%
Dubai Islamic Bank PJSC[b]	787,388	398,743

		398,743

TOTAL RIGHTS
(Cost: $0)		398,743

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[f,g,h]	69,391,816	69,391,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[f,g,h]	4,204,317	4,204,317
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[f,g]	8,284,674	8,284,674

		81,880,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,880,807)		81,880,807

TOTAL INVESTMENTS IN SECURITIES — 101.86%
(Cost: $3,600,594,700)[i]		3,524,021,497
Other Assets, Less Liabilities — (1.86)%		(64,383,471)

NET ASSETS — 100.00%		$3,459,638,026

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Formerly the iShares MSCI Emerging Markets Minimum Volatility ETF.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETFa

May 31, 2016

[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $3,646,509,082. Net unrealized depreciation was $122,487,585, of which $204,831,263 represented gross unrealized appreciation on securities and $327,318,848 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,416,586,906	$—	$13	$3,416,586,919
Preferred stocks	25,155,028	—	—	25,155,028
Rights	398,743	—	—	398,743
Money market funds	81,880,807	—	—	81,880,807

Total	$3,524,021,484	$—	$13	$3,524,021,497

42

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.43%

BELGIUM — 0.27%
Proximus SADP	131,040	$4,259,703
UCB SA	51,660	3,735,306

		7,995,009
CANADA — 4.02%
Agnico Eagle Mines Ltd.	304,500	13,701,452
BCE Inc.	241,080	11,140,804
Fairfax Financial Holdings Ltd.	13,440	6,923,639
First Capital Realty Inc.	164,640	2,645,618
Franco-Nevada Corp.	251,580	15,951,414
Goldcorp Inc.	660,240	11,129,342
Intact Financial Corp.	202,860	14,220,826
RioCan REIT	160,860	3,373,129
Rogers Communications Inc. Class B	81,480	3,114,441
Shaw Communications Inc. Class B	599,340	11,491,054
Silver Wheaton Corp.	410,340	7,669,760
TELUS Corp.	284,776	9,049,873
Thomson Reuters Corp.	210,840	8,876,201

		119,287,553
CHILE — 0.36%
Aguas Andinas SA Series A	4,389,840	2,418,663
Banco de Chile	40,120,920	4,059,526
Empresas COPEC SA	497,700	4,265,412

		10,743,601
CHINA — 3.13%
Agricultural Bank of China Ltd. Class H	6,300,000	2,303,251
ANTA Sports Products Ltd.[b]	1,260,000	2,741,193
Beijing Capital International Airport Co. Ltd. Class H	1,680,000	1,810,161
China Construction Bank Corp. Class H	12,180,000	7,855,384
China Huishan Dairy Holdings Co. Ltd.	6,720,000	2,647,117
China Medical System Holdings Ltd.[b]	1,260,000	1,803,673

Security	Shares	Value
China Mobile Ltd.	2,100,000	$23,951,649
China Unicom Hong Kong Ltd.	2,520,000	2,721,729
CITIC Ltd.[b]	3,780,000	5,488,874
COSCO Pacific Ltd.	1,444,000	1,461,074
CSPC Pharmaceutical Group Ltd.	5,880,000	5,359,114
Guangdong Investment Ltd.	5,040,000	7,110,882
Hanergy Thin Film Power Group Ltd.[b,c]	2,855,341	4
Hengan International Group Co. Ltd.[b]	630,000	5,685,137
Industrial & Commercial Bank of China Ltd. Class H	2,940,000	1,559,290
Jiangsu Expressway Co. Ltd. Class H	1,680,000	2,301,088
Semiconductor Manufacturing International Corp.[c]	18,480,000	1,546,314
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,360,000	1,929,108
Shenzhou International Group Holdings Ltd.[b]	840,000	4,228,034
Sino Biopharmaceutical Ltd.	4,620,000	3,134,260
Sun Art Retail Group Ltd.	3,570,000	2,247,292
Zhejiang Expressway Co. Ltd. Class H	2,520,000	2,361,643
Zijin Mining Group Co. Ltd. Class H	8,400,000	2,422,198

		92,668,469
COLOMBIA — 0.06%
Corp. Financiera Colombiana SA	130,620	1,644,127

		1,644,127
CZECH REPUBLIC — 0.05%
Komercni Banka AS	41,580	1,635,834

		1,635,834

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
DENMARK — 0.15%
William Demant Holding A/Sc	207,900	$4,387,159

		4,387,159
EGYPT — 0.05%
Commercial International Bank Egypt SAE	283,584	1,359,806

		1,359,806
GERMANY — 0.22%
MAN SE	61,320	6,502,191

		6,502,191
HONG KONG — 3.17%
Cheung Kong Infrastructure Holdings Ltd.	840,000	7,861,331
CLP Holdings Ltd.	2,100,000	19,815,529
Hang Seng Bank Ltd.[b]	1,008,000	17,893,990
HK Electric Investments & HK Electric Investments Ltd.[b,d]	4,200,000	3,703,585
HKT Trust & HKT Ltd.[b]	4,200,000	6,087,936
Hong Kong & China Gas Co. Ltd.[b]	3,611,860	6,937,167
Link REIT[b]	1,260,000	7,745,087
MTR Corp. Ltd.	2,310,000	10,958,014
Power Assets Holdings Ltd.	840,000	8,147,886
Yue Yuen Industrial Holdings Ltd.	1,260,000	4,752,483

		93,903,008
INDIA — 0.27%
Wipro Ltd. ADR[b]	669,559	8,041,404

		8,041,404
INDONESIA — 0.78%
Bank Central Asia Tbk PT	10,668,000	10,152,562
Hanjaya Mandala Sampoerna Tbk PT	378,000	2,628,843
Kalbe Farma Tbk PT	21,966,000	2,299,515
Telekomunikasi Indonesia Persero Tbk PT	20,538,000	5,563,002
Unilever Indonesia Tbk PT	798,000	2,517,848

		23,161,770

Security	Shares	Value
IRELAND — 0.23%
Kerry Group PLC Class A	48,300	$4,360,744
Ryanair Holdings PLC ADR	27,598	2,412,065

		6,772,809
ISRAEL — 0.79%
Azrieli Group Ltd.	72,240	3,067,177
Bank Hapoalim BM	607,320	3,138,442
Bank Leumi le-Israel BMc	532,140	1,953,974
Mizrahi Tefahot Bank Ltd.	241,080	2,839,734
Nice Ltd.	52,920	3,398,500
Teva Pharmaceutical Industries Ltd.	172,200	8,947,952

		23,345,779
JAPAN — 12.61%
ABC-Mart Inc.	42,000	2,719,084
Ajinomoto Co. Inc.	126,000	3,039,656
ANA Holdings Inc.[b]	1,680,000	4,906,469
Astellas Pharma Inc.	630,000	8,617,375
Benesse Holdings Inc.	126,000	2,783,463
Canon Inc.	714,000	20,678,671
Chugai Pharmaceutical Co. Ltd.	84,000	2,950,092
Eisai Co. Ltd.	84,000	5,209,431
FamilyMart Co. Ltd.	42,000	2,204,049
FUJIFILM Holdings Corp.	84,000	3,409,837
Japan Airlines Co. Ltd.	210,000	7,197,241
Japan Prime Realty Investment Corp.	1,260	5,390,830
Japan Real Estate Investment Corp.	1,260	7,373,338
Japan Retail Fund Investment Corp.	3,780	8,783,247
Kakaku.com Inc.	210,000	3,976,376
Keikyu Corp.	840,000	7,952,752
Kintetsu Group Holdings Co. Ltd.	420,000	1,689,013
Konami Holdings Corp.	84,000	3,181,101
Kyowa Hakko Kirin Co. Ltd.	132,000	2,404,220
Lawson Inc.	126,000	9,963,663
M3 Inc.	126,000	3,618,502
McDonald’s Holdings Co. Japan Ltd.[b]	126,000	3,307,209

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
Miraca Holdings Inc.	84,000	$3,548,442
Mitsubishi Tanabe Pharma Corp.	378,000	6,349,705
Nagoya Railroad Co. Ltd.	840,000	4,226,320
Nippon Building Fund Inc.	952	5,656,805
Nippon Prologis REIT Inc.	2,520	5,462,405
Nippon Telegraph & Telephone Corp.	336,000	14,708,805
Nissin Foods Holdings Co. Ltd.	84,000	4,211,172
Nitori Holdings Co. Ltd.	90,100	9,147,703
Nomura Real Estate Master Fund Inc.	3,780	5,964,564
Nomura Research Institute Ltd.	180,700	6,818,714
NTT Data Corp.	210,000	10,830,891
NTT DOCOMO Inc.	504,000	12,628,971
Oracle Corp. Japan[c]	42,000	2,230,558
Oriental Land Co. Ltd./Japan	126,000	8,284,496
Otsuka Corp.	84,000	3,976,376
Otsuka Holdings Co. Ltd.	462,000	18,870,745
Park24 Co. Ltd.	126,000	3,601,461
Recruit Holdings Co. Ltd.	420,000	14,296,019
Sankyo Co. Ltd.	84,000	3,131,870
Santen Pharmaceutical Co. Ltd.	546,000	8,034,552
Secom Co. Ltd.	210,000	16,445,156
Shimadzu Corp.	50,000	761,913
Shimamura Co. Ltd.	42,000	5,453,316
Shionogi & Co. Ltd.	42,000	2,361,967
Showa Shell Sekiyu KK	168,000	1,702,646
Suntory Beverage & Food Ltd.	210,000	9,903,070
Taisho Pharmaceutical Holdings Co. Ltd.	42,000	3,911,997
Takeda Pharmaceutical Co. Ltd.	630,000	27,249,538
Tobu Railway Co. Ltd.	1,260,000	6,396,285
Toho Co. Ltd./Tokyo	126,000	3,442,406
TonenGeneral Sekiyu KK	420,000	3,995,311
Toyo Suisan Kaisha Ltd.	126,000	4,879,582
United Urban Investment Corp.	4,200	6,627,294

Security	Shares	Value
USS Co. Ltd.	126,000	$1,993,869
Yamato Holdings Co. Ltd.	252,000	5,115,892

		373,576,435
MALAYSIA — 0.91%
Axiata Group Bhd[b]	3,024,000	3,823,027
Hong Leong Bank Bhd	588,000	1,902,562
IHH Healthcare Bhd[b]	1,260,000	1,971,325
Malayan Banking Bhd[b]	2,184,000	4,316,164
Maxis Bhd[b]	2,772,000	3,692,419
Petronas Dagangan Bhd[b]	252,000	1,430,584
Public Bank Bhd	1,428,060	6,612,862
Telekom Malaysia Bhd[b]	1,974,000	3,217,491

		26,966,434
PHILIPPINES — 0.49%
Aboitiz Equity Ventures Inc.	2,688,000	4,540,832
Bank of the Philippine Islands	1,222,209	2,410,965
BDO Unibank Inc.	2,776,200	5,995,856
Jollibee Foods Corp.	344,400	1,733,599

		14,681,252
POLAND — 0.05%
Polski Koncern Naftowy ORLEN SA	85,260	1,495,452

		1,495,452
QATAR — 0.27%
Doha Bank QSC	118,921	1,133,436
Qatar National Bank SAQ	188,160	6,899,502

		8,032,938
SINGAPORE — 1.02%
Singapore Airlines Ltd.	966,000	7,493,648
Singapore Press Holdings Ltd.[b]	1,439,500	4,035,933
Singapore Telecommunications Ltd.[b]	5,628,000	15,820,127
StarHub Ltd.[b]	1,176,000	3,015,275

		30,364,983
SOUTH KOREA — 0.92%
CJ Korea Express Corp.[c]	13,440	2,413,291
Dongbu Insurance Co. Ltd.	44,520	2,723,198
Hyundai Department Store Co. Ltd.	16,380	1,821,069

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
Kangwon Land Inc.	139,860	$4,993,324
Kia Motors Corp.	73,080	2,860,532
S-1 Corp.	31,500	2,643,061
Samsung Fire & Marine Insurance Co. Ltd.	13,860	3,232,992
Samsung Life Insurance Co. Ltd.	24,360	2,125,726
SK Telecom Co. Ltd.	23,940	4,459,372

		27,272,565
SWITZERLAND — 4.22%
Chocoladefabriken Lindt & Sprungli AG Registered	116	8,575,739
Givaudan SA Registered	840	1,609,535
Kuehne + Nagel International AG Registered	70,980	9,980,893
Nestle SA Registered	421,371	31,109,064
Novartis AG Registered	208,740	16,565,667
Roche Holding AG	76,440	20,059,541
Schindler Holding AG Registered	31,920	5,881,859
Sonova Holding AG Registered	73,500	9,810,350
Swiss Prime Site AG Registered	60,060	5,146,965
Swisscom AG Registered	34,020	16,205,866

		124,945,479
TAIWAN — 3.60%
Asia Cement Corp.	3,780,000	2,880,276
Asustek Computer Inc.	840,000	7,211,959
Chang Hwa Commercial Bank Ltd.	7,140,482	3,623,610
Chicony Electronics Co. Ltd.	844,064	2,034,294
Chunghwa Telecom Co. Ltd.	6,300,000	21,249,521
Delta Electronics Inc.	420,000	1,931,775
Far EasTone Telecommunications Co. Ltd.	2,520,000	5,803,051
First Financial Holding Co. Ltd.	15,120,932	7,650,299
Formosa Petrochemical Corp.	1,680,000	4,584,745

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	2,520,000	$6,189,406
Hua Nan Financial Holdings Co. Ltd.	9,660,391	4,813,533
Mega Financial Holding Co. Ltd.	8,400,000	6,155,922
Quanta Computer Inc.	840,000	1,493,906
Synnex Technology International Corp.	2,100,000	2,086,317
Taiwan Business Bank[c]	6,750,593	1,709,771
Taiwan Cooperative Financial Holding Co. Ltd.	12,180,316	5,340,851
Taiwan Mobile Co. Ltd.	2,940,000	10,051,667
Taiwan Semiconductor Manufacturing Co. Ltd.	2,100,000	10,077,424
WPG Holdings Ltd.	1,680,000	1,846,776

		106,735,103
THAILAND — 0.72%
Advanced Info Service PCL NVDR	1,537,300	7,100,196
Bangkok Dusit Medical Services PCL NVDR	4,368,000	2,946,642
BTS Group Holdings PCL NVDR	10,710,000	2,728,090
Bumrungrad Hospital PCL NVDR	546,000	3,010,833
CP ALL PCL NVDR	1,974,000	2,748,957
Krung Thai Bank PCL NVDR	6,048,000	2,894,914

		21,429,632
UNITED ARAB EMIRATES — 0.26%
DP World Ltd.	86,100	1,480,920
Emirates Telecommunications Group Co. PJSC	429,660	2,070,566
First Gulf Bank PJSC	527,100	1,700,600
National Bank of Abu Dhabi PJSC	1,139,880	2,420,721

		7,672,807
UNITED KINGDOM — 2.83%
AstraZeneca PLC	36,540	2,142,251
Auto Trader Group PLC[d]	132,393	757,303

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
Capita PLC	99,540	$1,541,528
Compass Group PLC	432,768	8,106,735
easyJet PLC	174,720	3,898,496
Fresnillo PLC	333,480	4,897,486
GlaxoSmithKline PLC	483,000	10,158,446
Inmarsat PLC	446,585	4,676,783
Kingfisher PLC	1,256,220	6,713,989
Next PLC	47,880	3,791,101
Randgold Resources Ltd.	122,451	10,337,193
Reckitt Benckiser Group PLC	86,100	8,615,652
Royal Mail PLC	677,880	5,337,801
SABMiller PLC	42,840	2,677,777
Sky PLC	297,695	4,174,799
TUI AG	388,116	5,971,024

		83,798,364
UNITED STATES — 57.98%
Abbott Laboratories	397,740	15,762,436
Accenture PLC Class A	28,560	3,397,783
Adobe Systems Inc.[c]	23,520	2,339,534
Advance Auto Parts Inc.	10,080	1,550,707
AGL Resources Inc.	38,640	2,542,512
Alleghany Corp.[c]	18,384	10,016,155
Allergan PLC[c]	6,300	1,485,225
Allstate Corp. (The)	26,460	1,786,315
Altria Group Inc.	296,100	18,843,804
American Capital Agency Corp.	559,440	10,567,822
American Tower Corp.	81,480	8,618,954
American Water Works Co. Inc.	107,100	7,936,110
AmerisourceBergen Corp.	201,600	15,115,968
Annaly Capital Management Inc.	1,518,720	16,068,058
ANSYS Inc.[c]	134,820	12,012,462
Arch Capital Group Ltd.[b,c]	204,540	14,861,876
AT&T Inc.	880,320	34,464,528
Automatic Data Processing Inc.	482,160	42,352,935
AutoZone Inc.[c]	36,960	28,170,912
AvalonBay Communities Inc.	133,560	24,024,773
Axis Capital Holdings Ltd.	160,440	8,848,266
Baxter International Inc.	187,319	8,084,688

Security	Shares	Value
Becton Dickinson and Co.	134,820	$22,440,789
Berkshire Hathaway Inc. Class Bc	125,160	17,589,986
Bristol-Myers Squibb Co.	281,820	20,206,494
Broadridge Financial Solutions Inc.	93,660	6,012,035
Campbell Soup Co.	113,820	6,894,077
Cardinal Health Inc.	51,240	4,045,398
CH Robinson Worldwide Inc.	139,440	10,455,211
Charter Communications Inc. Class Ac	6,300	1,379,322
Chipotle Mexican Grill Inc.[b,c]	17,220	7,610,551
Church & Dwight Co. Inc.	199,080	19,605,398
Cintas Corp.	102,060	9,675,288
Cisco Systems Inc.	173,460	5,039,013
Clorox Co. (The)	167,580	21,540,733
Coca-Cola Co. (The)	401,940	17,926,524
Colgate-Palmolive Co.	403,620	28,418,884
Comcast Corp. Class A	36,120	2,286,396
Consolidated Edison Inc.	433,020	31,723,045
Costco Wholesale Corp.	37,800	5,623,506
CR Bard Inc.	86,940	19,043,338
Crown Castle International Corp.	97,860	8,886,667
CVS Health Corp.	48,720	4,699,044
Darden Restaurants Inc.	31,500	2,136,645
DaVita HealthCare Partners Inc.[c]	150,780	11,658,310
Dollar General Corp.	93,660	8,420,034
Dollar Tree Inc.[c]	68,460	6,198,368
Dominion Resources Inc./VA	291,900	21,089,775
Duke Energy Corp.	292,320	22,868,194
eBay Inc.[c]	96,600	2,362,836
Ecolab Inc.	23,940	2,806,726
Eli Lilly & Co.	258,720	19,411,762
EMC Corp./MA	189,840	5,306,028
Equity Residential	117,180	8,110,028
Essex Property Trust Inc.	12,180	2,767,661
Everest Re Group Ltd.	63,632	11,397,128
Eversource Energy	67,200	3,712,128

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
Expeditors International of Washington Inc.	214,620	$10,419,801
Express Scripts Holding Co.[c]	116,340	8,789,487
Exxon Mobil Corp.	307,020	27,330,921
F5 Networks Inc.[c]	13,860	1,527,372
Federal Realty Investment Trust	97,440	14,926,834
Fidelity National Information Services Inc.	107,520	7,985,510
FNF Group	46,200	1,614,690
Foot Locker Inc.	56,280	3,147,178
Gartner Inc.[c]	128,100	13,017,522
General Mills Inc.	689,640	43,295,599
Genuine Parts Co.	32,340	3,134,393
Henry Schein Inc.[c]	99,120	17,220,118
Hershey Co. (The)	233,100	21,643,335
Home Depot Inc. (The)	45,780	6,048,454
Hormel Foods Corp.	123,900	4,263,399
Intel Corp.	70,560	2,228,990
International Business Machines Corp.	72,240	11,106,178
JB Hunt Transport Services Inc.	42,840	3,543,725
JM Smucker Co. (The)	76,860	9,926,469
Johnson & Johnson	385,140	43,401,427
Kellogg Co.	314,580	23,395,315
Kimberly-Clark Corp.	140,280	17,821,171
L Brands Inc.	33,180	2,274,489
Laboratory Corp. of America Holdings[c]	94,080	12,037,536
Lowe’s Companies Inc.	57,960	4,644,335
Macerich Co. (The)	86,100	6,571,152
Markel Corp.[c]	6,300	6,003,900
Marsh & McLennan Companies Inc.	268,800	17,759,616
McCormick & Co. Inc./MD	173,040	16,796,993
McDonald’s Corp.	277,200	33,835,032
McKesson Corp.	43,260	7,922,636
Merck & Co. Inc.	368,340	20,722,808
Microsoft Corp.	84,420	4,474,260
Motorola Solutions Inc.	180,600	12,510,162
Newmont Mining Corp.	227,640	7,377,812
NextEra Energy Inc.	33,600	4,036,032

Security	Shares	Value
Nordstrom Inc.	46,620	$1,770,628
O’Reilly Automotive Inc.[c]	29,820	7,885,303
Occidental Petroleum Corp.	80,220	6,051,797
OGE Energy Corp.	50,820	1,534,256
Oracle Corp.	58,380	2,346,876
Patterson Companies Inc.	128,100	6,252,561
Paychex Inc.	480,060	26,028,853
People’s United Financial Inc.	454,020	7,209,838
PepsiCo Inc.	265,860	26,897,056
Pfizer Inc.	498,540	17,299,338
PG&E Corp.	333,480	20,035,478
Procter & Gamble Co. (The)	432,180	35,023,867
Public Storage	82,740	20,991,965
QUALCOMM Inc.	71,400	3,921,288
Realty Income Corp.[b]	92,820	5,577,554
RenaissanceRe Holdings Ltd.	57,768	6,672,782
Republic Services Inc.	371,280	17,925,398
Reynolds American Inc.	54,180	2,692,746
Ross Stores Inc.	52,080	2,781,072
SBA Communications Corp. Class Ac	49,560	4,926,264
SCANA Corp.	34,020	2,378,338
Sherwin-Williams Co. (The)	4,620	1,344,836
Shire PLC	63,123	2,855,053
Simon Property Group Inc.	18,480	3,652,387
Southern Co. (The)	858,900	42,464,016
Starbucks Corp.	186,900	10,258,941
Stericycle Inc.[c]	21,840	2,140,102
Stryker Corp.	113,820	12,652,231
Synopsys Inc.[c]	227,220	11,740,457
Sysco Corp.	61,320	2,950,105
Target Corp.	259,140	17,823,649
TJX Companies Inc. (The)	283,920	21,611,990
Travelers Companies Inc. (The)	105,840	12,080,578
UDR Inc.	239,400	8,625,582
United Parcel Service Inc. Class B	149,940	15,457,315
UnitedHealth Group Inc.	80,640	10,779,149
Varian Medical Systems Inc.[c]	156,660	12,969,881
Ventas Inc.	103,740	6,881,074
Verizon Communications Inc.	616,140	31,361,526
VF Corp.	25,200	1,570,464
Visa Inc. Class A	120,960	9,548,582

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Security	Shares	Value
VMware Inc. Class Ac	67,200	$4,069,632
Wal-Mart Stores Inc.	259,980	18,401,384
Waste Management Inc.	379,680	23,141,496
Waters Corp.[c]	19,740	2,715,237
WEC Energy Group Inc.	300,720	18,085,301
Wells Fargo & Co.	120,120	6,092,486
Welltower Inc.	197,400	13,602,834
WR Berkley Corp.	154,140	8,790,604
Xcel Energy Inc.	418,740	17,323,274

		1,718,147,220

TOTAL COMMON STOCKS
(Cost: $2,688,743,286)		2,946,567,183

PREFERRED STOCKS — 0.05%

COLOMBIA — 0.05%
Grupo Aval Acciones y Valores SA	4,153,380	1,525,365

		1,525,365

TOTAL PREFERRED STOCKS
(Cost: $1,784,278)		1,525,365

SHORT-TERM INVESTMENTS — 4.90%

MONEY MARKET FUNDS — 4.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	60,409,987	60,409,987
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	3,660,125	3,660,125
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	81,063,487	81,063,487

		145,133,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,133,599)		145,133,599
TOTAL INVESTMENTS IN SECURITIES — 104.38%
(Cost: $2,835,661,163)[h]		3,093,226,147
Other Assets, Less Liabilities — (4.38)%		(129,719,464)

NET ASSETS — 100.00%		$2,963,506,683

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Formerly the iShares MSCI All Country World Minimum Volatility ETF.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,849,118,446. Net unrealized appreciation was $244,107,701, of which $307,522,298 represented gross unrealized appreciation on securities and $63,414,597 represented gross unrealized depreciation on securities.

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETFa

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,946,567,179	$—	$4	$2,946,567,183
Preferred stocks	1,525,365	—	—	1,525,365
Money market funds	145,133,599	—	—	145,133,599

Total	$3,093,226,143	$—	$4	$3,093,226,147

50

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 89.28%

BRAZIL — 5.45%
AES Tiete Energia SA	100	$394
BB Seguridade Participacoes SA	6,200	46,922
CETIP SA — Mercados Organizados	2,400	28,311
EDP — Energias do Brasil SA	2,600	8,813
Embraer SA	5,100	26,618
M. Dias Branco SA	300	7,630
Odontoprev SA	4,000	12,449
Porto Seguro SA	500	3,665
Raia Drogasil SA	2,300	36,869
Sul America SA	1,900	7,902
Transmissora Alianca de Energia Eletrica SA Units	1,200	6,280

		185,853
CHINA — 30.16%
AAC Technologies Holdings Inc.	7,500	60,729
Alibaba Group Holding Ltd. ADR[b]	76	6,232
ANTA Sports Products Ltd.	10,000	21,755
Beijing Capital International Airport Co. Ltd. Class H	16,000	17,240
China Communications Services Corp. Ltd. Class H	26,000	12,217
China Conch Venture Holdings Ltd.	13,500	27,215
China Everbright Ltd.	10,000	19,207
China Huishan Dairy Holdings Co. Ltd.[c]	47,000	18,514
China Jinmao Holdings Group Ltd.	40,000	11,534
China Medical System Holdings Ltd.	13,000	18,609
China Power International Development Ltd.	32,000	13,512
China Resources Beer Holdings Co. Ltd.	14,000	30,350
China Resources Land Ltd.	18,000	43,053
China Southern Airlines Co. Ltd. Class H	20,000	11,740
Chongqing Changan Automobile Co. Ltd. Class B	5,300	7,403
Chongqing Rural Commercial Bank Co. Ltd. Class H	23,000	11,784
COSCO Pacific Ltd.	14,000	14,165
Country Garden Holdings Co. Ltd.	60,000	24,021
Dongfeng Motor Group Co. Ltd. Class H	26,000	28,985
Far East Horizon Ltd.	19,000	14,406
Fosun International Ltd.	20,000	28,424
Geely Automobile Holdings Ltd.	50,000	26,454

Security	Shares	Value
Guangdong Investment Ltd.	30,000	$42,327
Guangzhou R&F Properties Co. Ltd. Class H	10,800	14,348
Haitian International Holdings Ltd.	6,000	9,639
Jiangsu Expressway Co. Ltd. Class H	14,000	19,176
Longfor Properties Co. Ltd.	15,500	20,951
Netease Inc.	451	80,206
New Oriental Education & Technology Group Inc. ADR	1,133	47,869
Nine Dragons Paper (Holdings) Ltd.	11,000	7,958
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	11,483
Shanghai Industrial Holdings Ltd.	4,000	9,021
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,300	15,769
Shenzhou International Group Holdings Ltd.	6,000	30,200
Shimao Property Holdings Ltd.	13,500	17,101
Shui On Land Ltd.	7,500	1,892
Sino Biopharmaceutical Ltd.	49,000	33,242
Sino-Ocean Group Holding Ltd.	22,500	9,124
Sinopec Engineering Group Co. Ltd. Class H	11,500	10,096
Sinopharm Group Co. Ltd. Class H	9,600	44,489
Sinotrans Ltd. Class H	30,000	12,937
Sunac China Holdings Ltd.	18,000	11,192
TAL Education Group Class A ADR[b]	311	16,614
Tencent Holdings Ltd.	1,800	40,156
TravelSky Technology Ltd. Class H	6,000	11,369
Zhejiang Expressway Co. Ltd. Class H	16,000	14,995
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,000	27,999

		1,027,702
COLOMBIA — 0.21%
Corp. Financiera Colombiana SA	557	7,011

		7,011
CZECH REPUBLIC — 0.19%
O2 Czech Republic AS	671	6,496

		6,496
GREECE — 0.31%
JUMBO SAb	759	10,393

		10,393

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
HUNGARY — 0.92%
Richter Gedeon Nyrt	1,559	$31,270

		31,270
INDONESIA — 0.33%
AKR Corporindo Tbk PT	16,800	7,871
Waskita Karya Persero Tbk PT	17,900	3,289

		11,160
MALAYSIA — 1.06%
HAP Seng Consolidated Bhd	1,300	2,450
PPB Group Bhd	5,600	22,134
Westports Holdings Bhd	11,000	11,562

		36,146
MEXICO — 3.29%
Gentera SAB de CV	6,200	11,323
Gruma SAB de CV Series B	2,200	31,718
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,300	33,459
Grupo Comercial Chedraui SA de CV	3,800	9,519
Grupo Lala SAB de CV	7,000	16,877
OHL Mexico SAB de CVb	7,200	9,088

		111,984
POLAND — 0.74%
Enea SA	2,075	5,272
Eurocash SA	573	7,117
Grupa Azoty SAb	395	6,824
Tauron Polska Energia SA	9,102	5,954

		25,167
QATAR — 1.40%
Barwa Real Estate Co.	1,491	12,408
Qatar Electricity & Water Co. QSC	187	10,247
Qatar Insurance Co. SAQ	1,274	25,195

		47,850
RUSSIA — 7.21%
Alrosa PJSC	18,700	20,009
Gazprom PJSC	35,360	78,435
Lukoil PJSC	126	4,908
Moscow Exchange MICEX-RTS PJSC	11,300	18,726
PhosAgro OJSC GDR[d]	40	600
Rostelecom PJSC	9,150	13,565
RusHydro PJSC	1,342,000	12,793
Surgutneftegas OJSC	67,300	35,017

Security	Shares	Value
Tatneft PJSC Class S	13,290	$61,536

		245,589
SOUTH AFRICA — 10.86%
Brait SEb	3,334	33,815
Capitec Bank Holdings Ltd.	330	12,484
Coronation Fund Managers Ltd.	1,625	7,013
Fortress Income Fund Ltd.	6,951	16,131
Fortress Income Fund Ltd. Class A	10,642	10,670
Foschini Group Ltd. (The)	1,955	17,402
Hyprop Investments Ltd.	2,798	20,981
Liberty Holdings Ltd.	944	7,145
Life Healthcare Group Holdings Ltd.	9,745	23,793
Mondi Ltd.	1,217	23,563
Mr. Price Group Ltd.	2,318	27,192
Netcare Ltd.	10,448	21,703
Pick n Pay Stores Ltd.	2,906	13,211
PSG Group Ltd.	594	7,092
Resilient REIT Ltd.	3,175	26,265
RMB Holdings Ltd.	6,216	20,899
Sappi Ltd.[b]	2,678	12,554
Sibanye Gold Ltd.	5,596	16,011
SPAR Group Ltd. (The)	1,866	24,005
Tiger Brands Ltd.	80	1,768
Truworths International Ltd.	4,420	26,422

		370,119
SOUTH KOREA — 12.11%
BGF retail Co. Ltd.	91	16,760
BNK Financial Group Inc.	2,450	17,987
DGB Financial Group Inc.	1,550	12,056
Dongbu Insurance Co. Ltd.	446	27,281
Dongsuh Cos. Inc.	354	9,891
E-MART Inc.	145	22,143
GS Retail Co. Ltd.	289	12,828
Hanssem Co. Ltd.	94	14,552
Hyosung Corp.	130	12,817
Hyundai Department Store Co. Ltd.	148	16,454
Hyundai Engineering & Construction Co. Ltd.	454	13,028
Hyundai Marine & Fire Insurance Co. Ltd.	587	15,564
Hyundai Steel Co.	593	24,331
KT&G Corp.	797	85,264
Lotte Chemical Corp.	156	37,174
Ottogi Corp.	13	9,250

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
Samsung Electronics Co. Ltd.	37	$40,111
Yuhan Corp.	94	25,002

		412,493
TAIWAN — 12.21%
Catcher Technology Co. Ltd.	6,000	45,627
Chicony Electronics Co. Ltd.	5,000	12,051
Eclat Textile Co. Ltd.	2,000	21,464
Feng TAY Enterprise Co. Ltd.	3,000	12,557
Foxconn Technology Co. Ltd.	9,000	20,560
Highwealth Construction Corp.	8,000	12,057
Innolux Corp.	75,000	22,238
Inventec Corp.	22,000	14,639
Lite-On Technology Corp.	19,000	24,469
Nien Made Enterprise Co. Ltd.[b]	2,000	18,336
Novatek Microelectronics Corp.	5,000	16,635
Phison Electronics Corp.	2,000	16,435
Powertech Technology Inc.	4,000	8,622
Realtek Semiconductor Corp.	6,000	16,264
Ruentex Development Co. Ltd.	8,000	9,260
Ruentex Industries Ltd.	1,000	1,470
Simplo Technology Co. Ltd.	3,000	10,073
Taiwan Business Bank[b]	57,000	14,437
Taiwan Fertilizer Co. Ltd.	2,000	2,634
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	38,390
Transcend Information Inc.	2,000	5,716
United Microelectronics Corp.	101,000	37,783
Vanguard International Semiconductor Corp.	5,000	8,202
Wistron Corp.	13,000	8,351
WPG Holdings Ltd.	16,000	17,588

		415,858
THAILAND — 0.58%
Delta Electronics Thailand PCL NVDR	6,900	13,858
Thai Union Group PCL NVDR	9,600	5,939

		19,797
TURKEY — 1.16%
Eregli Demir ve Celik Fabrikalari TAS	12,035	16,799
Tofas Turk Otomobil Fabrikasi AS	1,560	11,701
Turkiye Sise ve Cam Fabrikalari AS	9,327	11,123

		39,623
UNITED ARAB EMIRATES — 1.09%
Dubai Islamic Bank PJSC	11,053	15,347

Security	Shares	Value
Emirates Telecommunications Group Co. PJSC	4,528	$21,821

		37,168

TOTAL COMMON STOCKS
(Cost: $3,039,465)		3,041,679

PREFERRED STOCKS — 5.57%

BRAZIL — 2.91%
Braskem SA Class A	1,300	7,579
Centrais Eletricas Brasileiras SA Class B	2,200	7,635
Cia. Paranaense de Energia Class B	1,000	6,574
Itausa-Investimentos Itau SA	38,990	77,287

		99,075
CHILE — 0.03%
Embotelladora Andina SA Class B	381	1,205

		1,205
RUSSIA — 1.28%
Surgutneftegas OJSC	69,800	43,490

		43,490
SOUTH KOREA — 1.35%
AmorePacific Corp.	91	19,089
Hyundai Motor Co.	235	19,540
LG Chem Ltd.	46	7,565

		46,194

TOTAL PREFERRED STOCKS
(Cost: $182,016)		189,964

RIGHTS — 0.04%

UNITED ARAB EMIRATES — 0.04%
Dubai Islamic Bank PJSC[b]	2,763	1,399

		1,399

TOTAL RIGHTS
(Cost: $0)		1,399

INVESTMENT COMPANIES — 4.49%

INDIA — 4.49%
iShares MSCI India ETF[e]	5,533	152,877

		152,877

TOTAL INVESTMENT COMPANIES
(Cost: $146,126)		152,877

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETFa

May 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	18,945	$18,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	1,148	1,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	3,793	3,793

		23,886

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,886)		23,886

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $3,391,493)[h]		3,409,805
Other Assets, Less Liabilities — (0.08)%		(2,762)

NET ASSETS — 100.00%		$3,407,043

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	Formerly the iShares FactorSelectTM MSCI Emerging ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $3,391,493. Net unrealized appreciation was $18,312, of which $171,678 represented gross unrealized appreciation on securities and $153,366 represented gross unrealized depreciation on securities.

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETFa

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from December 8, 2015 (commencement of operations) to May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	—	8,883	(3,350)	5,533	$152,877	$1,779	$4,098

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,041,679	$—	$—	$3,041,679
Preferred stocks	189,964	—	—	189,964
Rights	1,399	—	—	1,399
Investment companies	152,877	—	—	152,877
Money market funds	23,886	—	—	23,886

Total	$3,409,805	$—	$—	$3,409,805

55

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.01%

AIRLINES — 0.13%
Qantas Airways Ltd.	952,186	$2,124,618

		2,124,618

BANKS — 32.83%
Australia & New Zealand Banking Group Ltd.	5,386,890	99,436,492
Bank of Queensland Ltd.	694,686	5,852,973
Bendigo & Adelaide Bank Ltd.	843,595	6,258,096
Commonwealth Bank of Australia	3,153,052	176,867,752
National Australia Bank Ltd.	4,870,501	95,796,961
Westpac Banking Corp.	6,159,421	136,989,263

		521,201,537

BEVERAGES — 1.07%
Coca-Cola Amatil Ltd.	1,057,622	6,803,803
Treasury Wine Estates Ltd.	1,363,153	10,211,120

		17,014,923

BIOTECHNOLOGY — 4.52%
CSL Ltd.	854,785	71,684,238

		71,684,238

CAPITAL MARKETS — 2.06%
Macquarie Group Ltd.	565,609	30,678,379
Platinum Asset Management Ltd.	433,380	2,065,870

		32,744,249

CHEMICALS — 0.92%
Incitec Pivot Ltd.	3,115,786	7,787,445
Orica Ltd.	689,637	6,794,660

		14,582,105

COMMERCIAL SERVICES & SUPPLIES — 1.71%
Brambles Ltd.	2,915,951	27,145,110

		27,145,110

CONSTRUCTION & ENGINEERING — 0.32%
CIMIC Group Ltd.	185,592	5,028,508

		5,028,508

CONSTRUCTION MATERIALS — 1.22%
Boral Ltd.	1,373,244	6,764,955
James Hardie Industries PLC	822,718	12,564,056

		19,329,011

Security	Shares	Value
CONTAINERS & PACKAGING — 1.59%
Amcor Ltd./Australia	2,138,800	$25,225,097

		25,225,097

DIVERSIFIED FINANCIAL SERVICES — 2.59%
AMP Ltd.	5,462,210	22,318,025
ASX Ltd.	357,522	11,528,389
Challenger Ltd./Australia	1,053,788	7,305,896

		41,152,310

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.73%
Telstra Corp. Ltd.	7,897,258	31,981,321
TPG Telecom Ltd.	626,768	5,594,043
Vocus Communications Ltd.	835,320	5,694,436

		43,269,800

ELECTRIC UTILITIES — 0.23%
AusNet Services	3,266,568	3,727,181

		3,727,181

FOOD & STAPLES RETAILING — 6.22%
Wesfarmers Ltd.	2,079,012	61,194,456
Woolworths Ltd.	2,347,106	37,611,971

		98,806,427

GAS UTILITIES — 0.82%
APA Group	2,057,850	13,074,394
		13,074,394

HEALTH CARE EQUIPMENT & SUPPLIES — 0.58%
Cochlear Ltd.	105,641	9,235,068

		9,235,068

HEALTH CARE PROVIDERS & SERVICES — 2.01%
Healthscope Ltd.	3,204,288	6,964,037
Ramsay Health Care Ltd.	261,236	13,768,109
Sonic Healthcare Ltd.	725,202	11,242,969

		31,975,115

HOTELS, RESTAURANTS & LEISURE — 2.26%
Aristocrat Leisure Ltd.	1,000,112	9,317,467
Crown Resorts Ltd.	672,582	5,866,512
Domino’s Pizza Enterprises Ltd.	113,305	5,653,110
Flight Centre Travel Group Ltd.[a]	102,481	2,346,800
Tabcorp Holdings Ltd.	1,535,503	4,916,785
Tatts Group Ltd.	2,704,613	7,719,864

		35,820,538

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2016

Security	Shares	Value
INSURANCE — 4.79%
Insurance Australia Group Ltd.	4,490,166	$19,127,050
Medibank Pvt Ltd.	5,085,962	11,790,476
QBE Insurance Group Ltd.	2,532,397	22,822,354
Suncorp Group Ltd.	2,376,034	22,342,697

		76,082,577

IT SERVICES — 0.42%
Computershare Ltd.	860,979	6,698,925

		6,698,925

MEDIA — 0.25%
REA Group Ltd.	97,298	3,946,596

		3,946,596

METALS & MINING — 9.38%
Alumina Ltd.	4,520,604	4,634,055
BHP Billiton Ltd.	5,931,199	81,984,005
Fortescue Metals Group Ltd.[a]	2,875,207	6,207,170
Newcrest Mining Ltd.[b]	1,415,556	19,556,269
Rio Tinto Ltd.	782,720	25,341,076
South32 Ltd.[b]	9,831,673	11,111,183

		148,833,758

MULTI-UTILITIES — 1.52%
AGL Energy Ltd.	1,246,027	16,780,894
DUET Group	4,286,714	7,297,946

		24,078,840

MULTILINE RETAIL — 0.21%
Harvey Norman Holdings Ltd.	1,026,203	3,390,052

		3,390,052

OIL, GAS & CONSUMABLE FUELS — 4.69%
Caltex Australia Ltd.	498,623	11,819,357
Oil Search Ltd.	2,530,833	12,449,202
Origin Energy Ltd.	3,231,637	13,368,016
Santos Ltd.	2,935,755	9,634,436
Woodside Petroleum Ltd.	1,369,403	27,182,544

		74,453,555

PROFESSIONAL SERVICES — 0.45%
Seek Ltd.	604,287	7,135,742

		7,135,742

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.91%
Dexus Property Group	1,787,560	$11,214,677
Goodman Group	3,284,114	16,915,938
GPT Group (The)	3,318,673	12,934,660
Mirvac Group	6,835,188	9,631,154
Scentre Group	9,832,658	33,194,422
Stockland	4,417,510	14,497,196
Vicinity Centres	6,214,050	14,675,760
Westfield Corp.	3,643,155	28,293,111

		141,356,918

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
LendLease Group	1,019,685	9,920,882

		9,920,882

ROAD & RAIL — 1.23%
Asciano Ltd.	1,080,778	6,960,597
Aurizon Holdings Ltd.	3,865,900	12,630,933

		19,591,530

TRANSPORTATION INFRASTRUCTURE — 2.72%
Sydney Airport	2,013,524	10,327,574
Transurban Group	3,759,125	32,815,731

		43,143,305

TOTAL COMMON STOCKS
(Cost: $1,923,570,803)		1,571,772,909

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	1,880,969	1,880,969
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	113,964	113,964
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	54,483	54,483

		2,049,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,049,416)		2,049,416

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $1,925,620,219)[f]	$1,573,822,325
Other Assets, Less Liabilities — 0.86%	13,579,822

NET ASSETS — 100.00%	$1,587,402,147

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,971,863,017. Net unrealized depreciation was $398,040,692, of which $72,449,405 represented gross unrealized appreciation on securities and $470,490,097 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	154	Jun. 2016	Sydney Futures	$14,709,391	$15,011,106	$301,715

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,571,772,909	$—	$—	$1,571,772,909
Money market funds	2,049,416	—	—	2,049,416

Total	$1,573,822,325	$—	$—	$1,573,822,325

Derivative financial instruments:[a]
Assets:
Futures contracts	$301,715	$—	$—	$301,715

Total	$301,715	$—	$—	$301,715

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

58

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.18%

AEROSPACE & DEFENSE — 0.75%
FACC AGa,b	92,347	$508,475

		508,475

AIR FREIGHT & LOGISTICS — 3.74%
Oesterreichische Post AG	70,995	2,544,537

		2,544,537

BANKS — 22.39%
Erste Group Bank AG	463,444	12,408,091
Raiffeisen Bank International AGa	210,382	2,816,348

		15,224,439

CHEMICALS — 2.47%
Lenzing AG	18,324	1,681,913

		1,681,913

CONSTRUCTION & ENGINEERING — 1.21%
Porr AG	28,002	822,817

		822,817

CONSTRUCTION MATERIALS — 6.34%
RHI AG	65,669	1,292,149
Wienerberger AG	167,619	3,016,418

		4,308,567

ELECTRIC UTILITIES — 1.66%
EVN AG	96,785	1,125,944

		1,125,944

ELECTRICAL EQUIPMENT — 1.50%
Zumtobel Group AG	70,528	1,017,166

		1,017,166

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.29%
Austria Technologie & Systemtechnik AG	74,516	936,561
Kapsch TrafficCom AG	19,463	620,440

		1,557,001

ENERGY EQUIPMENT & SERVICES — 2.33%
Schoeller-Bleckmann Oilfield Equipment AG	25,964	1,583,673

		1,583,673

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.14%
DO & CO AG	14,071	$1,456,175

		1,456,175

INSURANCE — 5.01%
UNIQA Insurance Group AG	272,133	1,958,585
Vienna Insurance Group AG Wiener Versicherung Gruppe	65,499	1,450,678

		3,409,263

MACHINERY — 11.34%
Andritz AG	110,957	5,654,259
Palfinger AG	36,411	1,053,898
Semperit AG Holding	29,123	1,006,029

		7,714,186

METALS & MINING — 8.49%
Voestalpine AG	168,381	5,770,652

		5,770,652

OIL, GAS & CONSUMABLE FUELS — 8.94%
OMV AG	218,000	6,079,346

		6,079,346

REAL ESTATE MANAGEMENT & DEVELOPMENT — 17.58%
BUWOG AG	131,014	2,822,223
CA Immobilien Anlagen AG	154,038	2,742,010
Conwert Immobilien Invest SEa	133,397	2,168,161
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGa	1,317,404	3,056,394
IMMOFINANZ AG Escrow[a]	897,599	10
S IMMO AG	120,827	1,162,844

		11,951,653

TOTAL COMMON STOCKS
(Cost: $91,190,387)		66,755,807

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d],e	26,165	26,165

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d],e	1,585	$1,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	656	656

		28,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,406)		28,406

TOTAL INVESTMENTS IN SECURITIES — 98.22%
(Cost: $91,218,793)[f]		66,784,213
Other Assets, Less Liabilities — 1.78%		1,209,424

NET ASSETS — 100.00%		$67,993,637

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $96,420,439. Net unrealized depreciation was $29,636,226, of which $513,444 represented gross unrealized appreciation on securities and $30,149,670 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$66,755,786	$—	$21	$66,755,807
Money market funds	28,406	—	—	28,406

Total	$66,784,192	$—	$21	$66,784,213

60

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.37%

AIR FREIGHT & LOGISTICS — 1.91%
bpost SA	196,188	$5,174,044

		5,174,044

BANKS — 7.16%
KBC Group NVa	328,169	19,439,426

		19,439,426

BEVERAGES — 22.18%
Anheuser-Busch InBev SA/NV	474,844	60,183,385

		60,183,385

BIOTECHNOLOGY — 3.00%
Ablynx NVa,b	185,918	2,964,891
Celyad SAa	7,016	380,374
Galapagos NVa,b	83,073	4,788,666

		8,133,931

CAPITAL MARKETS — 1.25%
Gimv NV	59,138	3,406,322

		3,406,322

CHEMICALS — 8.40%
Solvay SA	112,829	11,455,346
Tessenderlo Chemie NVa	92,980	3,305,591
Umicore SA	159,237	8,030,356

		22,791,293

COMMUNICATIONS EQUIPMENT — 0.89%
EVS Broadcast Equipment SA	70,600	2,424,669

		2,424,669

CONSTRUCTION & ENGINEERING — 0.94%
Cie. d’Entreprises CFE	26,763	2,543,804

		2,543,804

DISTRIBUTORS — 1.30%
D’ieteren SA/NV	74,710	3,531,852

		3,531,852

DIVERSIFIED FINANCIAL SERVICES — 8.39%
Ackermans & van Haaren NV	44,245	5,743,219
Groupe Bruxelles Lambert SA	122,439	10,415,080
KBC Ancora	90,678	3,524,069
Sofina SA	22,471	3,078,198

		22,760,566

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.98%
Proximus SADP	248,930	$8,091,941

		8,091,941

ELECTRIC UTILITIES — 1.41%
Elia System Operator SA/NV	75,633	3,820,503

		3,820,503

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
Barco NV	41,091	2,823,354

		2,823,354

FOOD & STAPLES RETAILING — 7.94%
Colruyt SA	118,743	7,058,979
Delhaize Group	138,026	14,479,138

		21,538,117

FOOD PRODUCTS — 0.18%
Greenyard Foods	31,888	489,891

		489,891

HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Biocartis NV	41,186	367,719
Ion Beam Applications	71,867	3,154,634

		3,522,353

HEALTH CARE PROVIDERS & SERVICES — 0.44%
Fagron[a,b]	133,445	1,184,450

		1,184,450

HEALTH CARE TECHNOLOGY — 1.01%
AGFA-Gevaert NVa	754,224	2,757,377

		2,757,377

INSURANCE — 4.03%
Ageas	270,115	10,932,147

		10,932,147

IT SERVICES — 1.10%
Econocom Group SA/NV	250,288	2,985,553

		2,985,553

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2016

Security	Shares	Value
MEDIA — 2.78%
Kinepolis Group NV	61,465	$2,854,386
Telenet Group Holding NVa,b	98,407	4,687,712

		7,542,098

METALS & MINING — 2.50%
Bekaert SA	91,311	4,066,078
Nyrstar NVa,b	3,535,925	2,716,094

		6,782,172

OIL, GAS & CONSUMABLE FUELS — 1.74%
Euronav NV	303,207	3,134,444
Exmar NV	196,889	1,589,103

		4,723,547

PERSONAL PRODUCTS — 1.64%
Ontex Group NV	136,455	4,442,564

		4,442,564

PHARMACEUTICALS — 4.46%
UCB SA	167,537	12,113,859

		12,113,859

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.69%
Aedifica SA	44,662	3,331,237
Befimmo SA	53,508	3,554,409
Cofinimmo SA	42,037	5,124,346
Intervest Offices & Warehouses NV	88,181	2,452,715
Warehouses De Pauw CVA	38,907	3,699,381

		18,162,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.30%
Melexis NV	58,533	3,543,501

		3,543,501

TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Sioen Industries NV	17,945	370,079
Van de Velde NV	10,244	735,794

		1,105,873

WIRELESS TELECOMMUNICATION SERVICES — 1.00%
Orange Belgium SAa	113,386	2,722,715

		2,722,715

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $275,094,855)		$269,673,395

SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d],e	7,673,963	7,673,963
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d],e	464,951	464,951
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	72,489	72,489

		8,211,403

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,211,403)		8,211,403

TOTAL INVESTMENTS IN SECURITIES — 102.40%
(Cost: $283,306,258)[f]		277,884,798
Other Assets, Less Liabilities — (2.40)%		(6,506,753)

NET ASSETS — 100.00%		$271,378,045

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $286,860,293. Net unrealized depreciation was $8,975,495, of which $6,192,236 represented gross unrealized appreciation on securities and $15,167,731 represented gross unrealized depreciation on securities.

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$269,673,395	$—	$—	$269,673,395
Money market funds	8,211,403	—	—	8,211,403

Total	$277,884,798	$—	$—	$277,884,798

63

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 65.18%

AEROSPACE & DEFENSE — 1.58%
Embraer SA	9,017,432	$47,064,887

		47,064,887

BANKS — 4.72%
Banco Bradesco SA	9,787,270	66,597,997
Banco do Brasil SA	10,103,297	46,196,919
Banco Santander Brasil SA Units	5,664,900	27,333,693

		140,128,609

BEVERAGES — 10.60%
Ambev SA	59,384,360	315,056,946

		315,056,946

CAPITAL MARKETS — 1.22%
CETIP SA — Mercados Organizados	3,084,103	36,380,771

		36,380,771

CONTAINERS & PACKAGING — 1.15%
Klabin SA Units	6,783,020	34,178,738

		34,178,738

DIVERSIFIED CONSUMER SERVICES — 1.88%
Kroton Educacional SA	18,188,664	55,949,583

		55,949,583

DIVERSIFIED FINANCIAL SERVICES — 3.55%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	23,835,800	105,348,677

		105,348,677

ELECTRIC UTILITIES — 2.29%
CPFL Energia SA	3,785,751	19,212,529
EDP — Energias do Brasil SA	5,682,800	19,263,461
Equatorial Energia SA	1,595,300	20,195,913
Transmissora Alianca de Energia Eletrica SA Units	1,787,500	9,354,352

		68,026,255

FOOD & STAPLES RETAILING — 1.75%
Raia Drogasil SA	3,239,300	51,925,925

		51,925,925

FOOD PRODUCTS — 4.88%
BRF SA	7,974,650	101,111,123

Security	Shares	Value
JBS SA	10,525,822	$29,222,160
M. Dias Branco SA	571,500	14,535,013

		144,868,296
HEALTH CARE PROVIDERS & SERVICES — 0.71%
Odontoprev SA	2,636,200	8,204,276
Qualicorp SA	3,031,500	12,834,640

		21,038,916

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.04%
AES Tiete Energia SA	1,612,300	6,360,573
Tractebel Energia SA	2,481,900	24,446,921

		30,807,494
INSURANCE — 3.00%
BB Seguridade Participacoes SA	8,215,700	62,176,564
Porto Seguro SA	1,889,700	13,850,106
Sul America SA	3,125,550	12,998,539

		89,025,209
IT SERVICES — 4.00%
Cielo SA	13,478,455	118,806,481

		118,806,481
MACHINERY — 1.08%
WEG SA	8,057,960	32,191,573

		32,191,573
METALS & MINING — 2.48%
Cia. Siderurgica Nacional SAa	10,977,254	19,930,939
Vale SA	13,626,400	53,794,394

		73,725,333
MULTILINE RETAIL — 2.13%
Lojas Americanas SA	3,674,660	10,997,456
Lojas Renner SA	8,988,400	52,153,681

		63,151,137
OIL, GAS & CONSUMABLE FUELS — 7.10%
Cosan SA Industria e Comercio	1,998,190	18,212,265
Petroleo Brasileiro SAa	36,039,744	101,855,800
Ultrapar Participacoes SA	4,803,500	91,015,790

		211,083,855
PAPER & FOREST PRODUCTS — 1.32%
Duratex SA	3,196,011	6,432,837
Fibria Celulose SA	3,550,426	32,921,774

		39,354,611
PERSONAL PRODUCTS — 1.93%
Hypermarcas SA	5,184,500	41,021,169

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2016

Security	Shares	Value
Natura Cosmeticos SA	2,593,600	$16,215,400

		57,236,569
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.53%
BR Malls Participacoes SA	8,133,720	26,081,195
Multiplan Empreendimentos Imobiliarios SA	1,281,300	19,440,046

		45,521,241
ROAD & RAIL — 0.99%
Localiza Rent A Car SA	2,289,640	21,135,627
Rumo Logistica Operadora Multimodal SAa	6,223,100	8,189,199

		29,324,826
SOFTWARE — 0.54%
TOTVS SA	1,946,400	16,005,655

		16,005,655
TRANSPORTATION INFRASTRUCTURE — 1.72%
CCR SA	12,071,600	51,108,245

		51,108,245
WATER UTILITIES — 1.20%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,038,900	35,798,293

		35,798,293
WIRELESS TELECOMMUNICATION SERVICES — 0.79%
TIM Participacoes SA	11,859,090	23,441,622

		23,441,622

TOTAL COMMON STOCKS (Cost: $1,654,770,571)		1,936,549,747

PREFERRED STOCKS — 34.34%

BANKS — 21.07%
Banco Bradesco SA	35,345,635	223,731,393
Itau Unibanco Holding SA	38,401,462	309,706,405
Itausa-Investimentos Itau SA	46,654,297	92,479,645

		625,917,443
CHEMICALS — 0.52%
Braskem SA Class A	2,678,636	15,616,701

		15,616,701

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
Telefonica Brasil SA	4,729,974	$55,007,943

		55,007,943
ELECTRIC UTILITIES — 1.40%
Centrais Eletricas Brasileiras SA Class B	4,019,351	13,948,331
Cia. Energetica de Minas Gerais	10,468,890	16,363,090
Cia. Paranaense de Energia Class B	1,714,100	11,268,708

		41,580,129
FOOD & STAPLES RETAILING — 0.72%
Cia. Brasileira de Distribuicao	1,895,564	21,286,942

		21,286,942
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.32%
Cia. Energetica de Sao Paulo Class B	2,842,870	9,557,789

		9,557,789
METALS & MINING — 2.86%
Gerdau SA	12,264,646	18,965,596
Vale SA	21,138,100	65,961,201

		84,926,797
MULTILINE RETAIL — 1.23%
Lojas Americanas SA	8,583,427	36,626,117

		36,626,117
OIL, GAS & CONSUMABLE FUELS — 3.64%
Petroleo Brasileiro SA	48,394,678	108,021,435

		108,021,435
PAPER & FOREST PRODUCTS — 0.73%
Suzano Papel e Celulose SA Class A	5,349,600	21,772,664

		21,772,664

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2016

Security	Shares	Value
TOTAL PREFERRED STOCKS
(Cost: $1,013,585,785)		$1,020,313,960

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%

BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[b,c]	496,318	496,318

		496,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $496,318)		496,318

TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $2,668,852,674)[d]		2,957,360,025
Other Assets, Less Liabilities — 0.46%		13,549,033

NET ASSETS — 100.00%		$2,970,909,058

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,241,321,171. Net unrealized depreciation was $283,961,146, of which $542,766,294 represented gross unrealized appreciation on securities and $826,727,440 represented gross unrealized depreciation on securities.

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,936,549,747	$—	$—	$1,936,549,747
Preferred stocks	1,020,313,960	—	—	1,020,313,960
Money market funds	496,318	—	—	496,318

Total	$2,957,360,025	$—	$—	$2,957,360,025

67

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 93.76%

BRAZIL — 8.75%
AES Tiete Energia SA	11,300	$44,579
Ambev SA	474,665	2,518,281
Banco Bradesco SA	82,426	560,872
Banco do Brasil SA	90,489	413,757
Banco Santander Brasil SA Units	45,200	218,094
BB Seguridade Participacoes SA	67,800	513,112
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	169,569	749,455
BR Malls Participacoes SA	58,820	188,609
BRF SA	56,500	716,367
CCR SA	90,400	382,732
CETIP SA — Mercados Organizados	23,160	273,201
Cia. de Saneamento Basico do Estado de Sao Paulo	33,900	240,839
Cia. Siderurgica Nacional SAa	56,500	102,585
Cielo SA	108,101	952,861
Cosan SA Industria e Comercio	11,300	102,992
CPFL Energia SA	24,654	125,118
Duratex SA	33,948	68,330
EDP — Energias do Brasil SA	22,600	76,609
Embraer SA	67,800	353,870
Equatorial Energia SA	22,600	286,108
Fibria Celulose SA	22,641	209,942
Hypermarcas SA	33,900	268,226
JBS SA	79,152	219,745
Klabin SA Units	56,500	284,696
Kroton Educacional SA	135,664	417,312
Localiza Rent A Car SA	11,360	104,864
Lojas Americanas SA	11,300	33,818
Lojas Renner SA	67,800	393,398
Multiplan Empreendimentos Imobiliarios SA	11,300	171,445
Natura Cosmeticos SA	22,600	141,297
Odontoprev SA	22,600	70,335
Petroleo Brasileiro SAa	305,100	862,276
Porto Seguro SA	11,300	82,821
Qualicorp SA	22,600	95,683

Security	Shares	Value
Raia Drogasil SA	22,650	$363,079
Rumo Logistica Operadora Multimodal SAa	79,100	104,091
Sul America SA	11,372	47,294
TIM Participacoes SA	90,469	178,828
TOTVS SA	11,300	92,922
Tractebel Energia SA	22,600	222,612
Transmissora Alianca de Energia Eletrica SA Units	11,300	59,135
Ultrapar Participacoes SA	33,900	642,331
Vale SA	124,300	490,712
WEG SA	55,440	221,483

		14,666,716
CHINA — 58.44%
3SBio Inc.[a,b]	113,000	110,118
58.com Inc. ADR[a]	7,458	403,105
AAC Technologies Holdings Inc.	56,500	457,490
Agricultural Bank of China Ltd. Class H	2,373,000	867,558
Air China Ltd. Class H	244,000	161,449
Alibaba Group Holding Ltd. ADR[a,c]	95,506	7,831,492
Alibaba Health Information Technology Ltd.[a,c]	304,000	221,891
Alibaba Pictures Group Ltd.[a,c]	1,200,000	282,693
Aluminum Corp. of China Ltd. Class Ha,c	452,000	136,738
Anhui Conch Cement Co. Ltd. Class H	113,000	273,476
ANTA Sports Products Ltd.	113,040	245,924
AviChina Industry & Technology Co. Ltd. Class H	226,000	158,849
Baidu Inc.[a]	26,137	4,666,500
Bank of China Ltd. Class H	7,910,000	3,217,703
Bank of Communications Co. Ltd. Class H	795,200	492,384
Beijing Capital International Airport Co. Ltd. Class H	226,000	243,510
Beijing Enterprises Holdings Ltd.	56,500	293,841
Beijing Enterprises Water Group Ltd.	452,000	290,350

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
Belle International Holdings Ltd.	565,000	$331,662
Brilliance China Automotive Holdings Ltd.	226,000	219,653
Byd Co. Ltd. Class Ha,c	56,500	326,934
CGN Power Co. Ltd. Class Hb	1,017,000	308,969
China Cinda Asset Management Co. Ltd. Class H	791,000	258,638
China CITIC Bank Corp. Ltd. Class H	904,000	530,659
China Coal Energy Co. Ltd. Class Hc	113,000	50,768
China Communications Construction Co. Ltd. Class H	462,000	523,368
China Communications Services Corp. Ltd. Class H	226,800	106,566
China Conch Venture Holdings Ltd.	169,500	341,699
China Construction Bank Corp. Class H	8,362,370	5,393,237
China COSCO Holdings Co. Ltd. Class Ha,c	241,000	86,557
China Everbright Bank Co. Ltd. Class H	348,000	149,626
China Everbright International Ltd.	226,000	242,346
China Galaxy Securities Co. Ltd. Class H	282,500	249,110
China Gas Holdings Ltd.[c]	226,000	320,025
China Huishan Dairy Holdings Co. Ltd.[c]	339,000	133,538
China International Marine Containers Group Co. Ltd. Class H	1,000	1,265
China Jinmao Holdings Group Ltd.[c]	488,000	140,718
China Life Insurance Co. Ltd. Class H	791,000	1,769,737
China Longyuan Power Group Corp. Ltd.	339,000	233,036
China Medical System Holdings Ltd.	113,000	161,758

Security	Shares	Value
China Mengniu Dairy Co. Ltd.	339,000	$561,207
China Merchants Bank Co. Ltd. Class H	395,956	812,489
China Merchants Holdings International Co. Ltd.	226,000	645,868
China Minsheng Banking Corp. Ltd. Class H	565,000	532,405
China Mobile Ltd.	621,500	7,088,547
China National Building Material Co. Ltd. Class H	226,000	102,699
China Oilfield Services Ltd. Class H	226,000	171,941
China Overseas Land & Investment Ltd.	452,800	1,361,055
China Pacific Insurance Group Co. Ltd. Class H	248,600	849,666
China Petroleum & Chemical Corp. Class H	2,712,600	1,850,734
China Power International Development Ltd.	339,000	143,138
China Railway Construction Corp. Ltd. Class H	181,500	226,871
China Railway Group Ltd. Class H	452,000	347,372
China Resources Beer Holdings Co. Ltd.	226,000	489,929
China Resources Gas Group Ltd.	171,000	478,782
China Resources Land Ltd.	254,444	608,584
China Resources Power Holdings Co. Ltd.	226,200	355,251
China Shenhua Energy Co. Ltd. Class H	282,500	448,762
China Shipping Container Lines Co. Ltd. Class Ha,c	246,000	53,518
China Southern Airlines Co. Ltd. Class H	226,000	132,665
China State Construction International Holdings Ltd.	226,000	289,477
China Taiping Insurance Holdings Co. Ltd.[a]	137,640	266,486
China Telecom Corp. Ltd. Class H	1,356,000	631,903
China Unicom Hong Kong Ltd.	679,900	734,327

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
China Vanke Co. Ltd. Class H	122,401	$291,815
Chongqing Changan Automobile Co. Ltd. Class B	83,800	117,046
Chongqing Rural Commercial Bank Co. Ltd. Class H	339,000	173,686
CITIC Ltd.[c]	452,000	656,342
CITIC Securities Co. Ltd. Class H	226,000	489,929
CNOOC Ltd.	1,808,000	2,159,876
COSCO Pacific Ltd.	236,000	238,790
Country Garden Holdings Co. Ltd.[c]	565,046	226,218
CRRC Corp. Ltd. Class H	414,400	394,227
CSPC Pharmaceutical Group Ltd.	452,000	411,959
Ctrip.com International Ltd.[a,c]	33,561	1,535,751
Dalian Wanda Commercial Properties Co. Ltd. Class Hb	69,600	441,263
Dongfeng Motor Group Co. Ltd. Class H	226,000	251,947
ENN Energy Holdings Ltd.	124,000	615,359
Evergrande Real Estate Group Ltd.[c]	452,000	302,569
Far East Horizon Ltd.	226,000	171,359
Fosun International Ltd.	226,000	321,188
GCL-Poly Energy Holdings Ltd.	1,320,000	188,616
Geely Automobile Holdings Ltd.	565,000	298,932
GF Securities Co. Ltd.[a]	135,600	314,206
GOME Electrical Appliances Holding Ltd.[c]	1,166,400	139,641
Great Wall Motor Co. Ltd. Class H	273,000	210,158
Guangdong Investment Ltd.	226,000	318,861
Guangzhou Automobile Group Co. Ltd. Class H	226,454	259,158
Guangzhou R&F Properties Co. Ltd. Class H	45,200	60,048
Haier Electronics Group Co. Ltd.	133,000	215,042
Haitian International Holdings Ltd.	113,000	181,541

Security	Shares	Value
Haitong Securities Co. Ltd. Class H	271,200	$443,380
Hanergy Thin Film Power Group Ltd.[a,c]	498,931	1
Hengan International Group Co. Ltd.	56,500	509,858
Huadian Power International Corp. Ltd. Class H	226,000	119,864
Huaneng Power International Inc. Class H	452,000	308,969
Huaneng Renewables Corp. Ltd. Class H	452,000	137,320
Huatai Securities Co. Ltd.[a,b]	135,600	284,531
Industrial & Commercial Bank of China Ltd. Class H	7,345,050	3,895,600
JD.com Inc. ADR[a,c]	65,540	1,612,939
Jiangxi Copper Co. Ltd. Class H	113,000	121,464
Kingsoft Corp. Ltd.[c]	113,000	215,871
Kunlun Energy Co. Ltd.	226,000	185,032
Lenovo Group Ltd.[c]	678,000	416,323
Longfor Properties Co. Ltd.	169,500	229,109
Luye Pharma Group Ltd.[a,c]	113,000	69,824
Netease Inc.	7,797	1,386,618
New China Life Insurance Co. Ltd. Class H	67,900	232,506
New Oriental Education & Technology Group Inc. ADR	12,204	515,619
Nine Dragons Paper (Holdings) Ltd.	226,000	163,503
People’s Insurance Co. Group of China Ltd. (The) Class H	678,000	271,439
PetroChina Co. Ltd. Class H	2,034,000	1,398,217
PICC Property & Casualty Co. Ltd. Class H	453,548	827,908
Ping An Insurance Group Co. of China Ltd. Class H	508,500	2,271,448
Qihoo 360 Technology Co. Ltd. ADR[a]	8,814	654,880
Qunar Cayman Islands Ltd. ADR[a,c]	3,051	99,096
Semiconductor Manufacturing International Corp.[a]	2,938,000	245,837

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	$234,249
Shanghai Electric Group Co. Ltd. Class Ha,c	230,000	98,891
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	60,000	156,022
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	38,800	119,155
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	67,800	146,455
Shenzhou International Group Holdings Ltd.[c]	113,000	568,771
Shimao Property Holdings Ltd.	56,500	71,569
Shui On Land Ltd.	339,333	85,618
Sino Biopharmaceutical Ltd.	452,000	306,642
Sino-Ocean Group Holding Ltd.[c]	282,500	114,554
Sinopec Engineering Group Co. Ltd. Class H	113,000	99,208
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	453,000	221,597
Sinopharm Group Co. Ltd. Class H	135,600	628,412
Sinotrans Ltd. Class H	226,000	97,462
SOHO China Ltd.[c]	226,000	99,208
SouFun Holdings Ltd. ADR[a]	26,216	142,353
Sun Art Retail Group Ltd.	226,000	142,265
Sunac China Holdings Ltd.[c]	226,000	140,520
TAL Education Group Class A ADRac	3,277	175,057
Tencent Holdings Ltd.	565,000	12,604,610
Tingyi Cayman Islands Holding Corp.	226,000	205,398
TravelSky Technology Ltd. Class H	113,000	214,126
Tsingtao Brewery Co. Ltd. Class H	40,000	143,921
Vipshop Holdings Ltd. ADR[a]	39,211	457,592
Want Want China Holdings Ltd.[c]	452,000	320,025
Weichai Power Co. Ltd. Class H	153,550	179,481

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. Class Hc	226,000	$121,609
YY Inc. ADR[a]	2,486	108,017
Zhejiang Expressway Co. Ltd. Class H	226,000	211,798
Zhuzhou CRRC Times Electric Co. Ltd. Class H	62,500	349,987
Zijin Mining Group Co. Ltd. Class H	709,000	204,445
ZTE Corp. Class H	90,448	118,763

		97,909,079
INDIA — 18.75%
ACC Ltd.	5,198	118,124
Adani Ports & Special Economic Zone Ltd.	84,743	242,006
Ambuja Cements Ltd.	70,851	240,505
Apollo Hospitals Enterprise Ltd.	7,684	156,352
Ashok Leyland Ltd.	105,112	170,201
Asian Paints Ltd.	28,589	418,457
Aurobindo Pharma Ltd.	25,870	301,935
Axis Bank Ltd.	62,263	476,747
Bajaj Auto Ltd.	8,701	338,593
Bajaj Finance Ltd.	1,469	165,682
Bharat Forge Ltd.	11,978	134,475
Bharat Heavy Electricals Ltd.	66,331	118,791
Bharat Petroleum Corp. Ltd.	7,571	110,327
Bharti Airtel Ltd.	99,553	519,922
Bharti Infratel Ltd.	51,867	288,724
Bosch Ltd.	791	262,717
Cadila Healthcare Ltd.	15,933	79,659
Cairn India Ltd.	53,788	116,034
Cipla Ltd.	34,352	241,309
Coal India Ltd.	71,828	311,075
Container Corp. of India Ltd.	3,077	65,809
Dabur India Ltd.	57,291	246,670
Divi’s Laboratories Ltd.	8,701	142,176
Dr. Reddy’s Laboratories Ltd.	11,627	550,047
Eicher Motors Ltd.	1,243	341,501
GAIL (India) Ltd.	27,233	149,936
GlaxoSmithKline Consumer Healthcare Ltd.	1,017	86,854
Glenmark Pharmaceuticals Ltd.	13,334	168,674
Godrej Consumer Products Ltd.	11,865	261,450
Havells India Ltd.	20,566	111,411

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
HCL Technologies Ltd.	57,630	$633,643
Hero Motocorp Ltd.	5,424	249,810
Hindalco Industries Ltd.	117,182	183,301
Hindustan Unilever Ltd.	64,820	817,126
Housing Development Finance Corp. Ltd.	153,454	2,822,769
ICICI Bank Ltd.	120,910	439,632
Idea Cellular Ltd.	121,814	208,108
Indiabulls Housing Finance Ltd.	30,397	324,570
Infosys Ltd.	185,998	3,451,682
ITC Ltd.	225,322	1,175,586
JSW Steel Ltd.	8,362	172,640
Larsen & Toubro Ltd.	32,883	720,142
LIC Housing Finance Ltd.	31,075	217,412
Lupin Ltd.	21,922	480,486
Mahindra & Mahindra Financial Services Ltd.	27,661	132,190
Mahindra & Mahindra Ltd.	38,120	749,143
Marico Ltd.	47,460	175,775
Maruti Suzuki India Ltd.	10,283	636,007
Motherson Sumi Systems Ltd.	35,256	149,203
Nestle India Ltd.	2,373	215,041
NTPC Ltd.	141,590	301,235
Oil & Natural Gas Corp. Ltd.	92,773	290,583
Piramal Enterprises Ltd.	7,458	160,250
Power Finance Corp. Ltd.	29,723	72,314
Reliance Industries Ltd.	131,389	1,870,416
Shree Cement Ltd.	904	176,406
Shriram Transport Finance Co. Ltd.	15,078	264,518
Siemens Ltd.	7,687	137,574
State Bank of India	172,222	524,588
Sun Pharmaceuticals Industries Ltd.	96,622	1,095,317
Tata Consultancy Services Ltd.	47,912	1,829,607
Tata Motors Ltd.[a]	164,080	1,120,894
Tata Motors Ltd. Class Aa	36,750	171,775
Tata Power Co. Ltd.	122,599	134,379
Tata Steel Ltd.	29,267	145,432
Tech Mahindra Ltd.	23,617	189,663
Titan Co. Ltd.	24,295	130,168
Ultratech Cement Ltd.	3,955	189,665
United Spirits Ltd.[a]	6,667	244,752
UPL Ltd.	29,945	265,026

Security	Shares	Value
Vedanta Ltd.	98,197	$158,420
Wipro Ltd.	62,489	506,571
Yes Bank Ltd.	10,283	157,871
Zee Entertainment Enterprises Ltd.	57,517	378,987

		31,406,840
RUSSIA — 7.82%
Alrosa PJSC	158,200	169,270
Gazprom PJSC	560,484	1,243,263
Gazprom PJSC ADR	327,455	1,431,633
Lukoil PJSC	19,558	761,734
Lukoil PJSC ADR	23,956	916,317
Magnit PJSC GDR[d]	28,702	1,016,051
MegaFon PJSC GDR[d]	9,718	108,842
MMC Norilsk Nickel PJSC	5,650	770,506
Mobile TeleSystems PJSC ADR	51,754	453,365
Moscow Exchange MICEX-RTS PJSC	135,340	224,282
Novatek OJSC GDR[d]	9,379	941,652
PhosAgro OJSC GDR[d]	8,588	128,820
Rosneft PJSC	113,822	544,423
Rostelecom PJSC	89,910	133,294
RusHydro PJSC	10,961,200	104,492
Sberbank of Russia PJSC	1,100,260	2,211,468
Severstal PJSC	19,210	196,995
Sistema JSFC GDR[d]	16,498	122,910
Surgutneftegas OJSC	325,210	169,209
Surgutneftegas OJSC ADR	42,983	217,924
Tatneft PJSC Class S	145,773	674,967
VTB Bank PJSC	538,966,001	553,026

		13,094,443

TOTAL COMMON STOCKS
(Cost: $175,846,455)		157,077,078

PREFERRED STOCKS — 5.48%

BRAZIL — 4.98%
Banco Bradesco SA	288,485	1,826,057
Braskem SA Class A	11,300	65,880
Centrais Eletricas Brasileiras SA Class B	22,682	78,713
Cia. Brasileira de Distribuicao	22,656	254,424

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Security	Shares	Value
Cia. Energetica de Minas Gerais	79,132	$123,685
Cia. Energetica de Sao Paulo Class B	22,600	75,982
Cia. Paranaense de Energia Class B	11,300	74,288
Gerdau SA	101,700	157,265
Itau Unibanco Holding SA	293,829	2,369,720
Itausa-Investimentos Itau SA	422,789	838,066
Lojas Americanas SA	67,904	289,751
Petroleo Brasileiro SA	395,514	882,824
Suzano Papel e Celulose SA Class A	33,900	137,972
Telefonica Brasil SA	45,264	526,405
Vale SA	203,400	634,707

		8,335,739
RUSSIA — 0.50%
AK Transneft OJSC	158	406,739
Surgutneftegas OJSC	700,600	436,522

		843,261

TOTAL PREFERRED STOCKS
(Cost: $15,826,527)		9,179,000

SHORT-TERM INVESTMENTS — 3.63%

MONEY MARKET FUNDS — 3.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	5,740,573	5,740,573
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	347,810	347,810

		6,088,383

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,088,383)		6,088,383

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $197,761,365)[h]		172,344,461

Other Assets, Less Liabilities — (2.87)%		(4,812,118)

NET ASSETS — 100.00%		$167,532,343

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
h	The cost of investments for federal income tax purposes was $207,645,026. Net unrealized depreciation was $35,300,565, of which $24,121,296 represented gross unrealized appreciation on securities and $59,421,861 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$157,077,077	$—	$1	$157,077,078
Preferred stocks	9,179,000	—	—	9,179,000
Money market funds	6,088,383	—	—	6,088,383

Total	$172,344,460	$—	$1	$172,344,461

74

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 0.56%
Bombardier Inc. Class Ba	4,789,512	$7,213,010
CAE Inc.	675,296	8,461,205

		15,674,215

AUTO COMPONENTS — 1.63%
Linamar Corp.	121,177	5,080,152
Magna International Inc. Class A	996,464	40,563,954

		45,644,106

BANKS — 27.62%
Bank of Montreal	1,592,576	100,198,001
Bank of Nova Scotia (The)	2,981,247	146,179,331
Canadian Imperial Bank of Commerce/Canada	984,514	76,580,001
National Bank of Canada	836,550	27,831,707
Royal Bank of Canada	3,681,078	221,832,718
Toronto-Dominion Bank (The)	4,595,935	200,652,739

		773,274,497

CAPITAL MARKETS — 3.50%
Brookfield Asset Management Inc. Class A	2,200,266	77,407,111
CI Financial Corp.	611,399	13,414,228
IGM Financial Inc.	242,991	7,133,135

		97,954,474

CHEMICALS — 2.52%
Agrium Inc.	325,150	29,417,860
Methanex Corp.	222,126	7,325,522
Potash Corp. of Saskatchewan Inc.	2,070,552	33,873,414

		70,616,796

CONSTRUCTION & ENGINEERING — 0.53%
SNC-Lavalin Group Inc.	370,778	14,968,876

		14,968,876

CONTAINERS & PACKAGING — 0.44%
CCL Industries Inc. Class B	68,819	12,280,201

		12,280,201

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Element Financial Corp.	956,446	$11,245,424
Onex Corp.	208,320	12,679,794

		23,925,218

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
BCE Inc.	365,749	16,902,016
TELUS Corp.	492,775	15,659,855

		32,561,871

ELECTRIC UTILITIES — 1.07%
Fortis Inc./Canada	699,441	21,933,392
Hydro One Ltd.[b]	428,697	8,009,597

		29,942,989

FOOD & STAPLES RETAILING — 4.20%
Alimentation Couche-Tard Inc. Class B	1,038,807	45,821,546
Empire Co. Ltd. Class A	409,162	7,028,415
George Weston Ltd.	126,708	10,981,489
Jean Coutu Group PJC Inc. (The) Class A	206,288	3,269,131
Loblaw Companies Ltd.	559,425	30,393,957
Metro Inc.	591,743	20,098,724

		117,593,262

FOOD PRODUCTS — 0.69%
Saputo Inc.	631,743	19,293,733

		19,293,733

HOTELS, RESTAURANTS & LEISURE — 0.81%
Restaurant Brands International Inc.	543,904	22,764,883

		22,764,883

INSURANCE — 8.59%
Fairfax Financial Holdings Ltd.	54,586	28,120,073
Great-West Lifeco Inc.	737,401	19,921,834
Industrial Alliance Insurance & Financial Services Inc.	253,090	8,240,274
Intact Financial Corp.	325,832	22,841,369
Manulife Financial Corp.	4,885,207	72,899,045
Power Corp. of Canada	924,046	20,895,406

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2016

Security	Shares	Value
Power Financial Corp.	618,894	$15,016,968
Sun Life Financial Inc.	1,515,205	52,611,124

		240,546,093

IT SERVICES — 0.92%
CGI Group Inc. Class Aa	551,458	25,854,995

		25,854,995

MEDIA — 1.98%
Shaw Communications Inc. Class B	1,014,743	19,455,512
Thomson Reuters Corp.	853,391	35,927,102

		55,382,614

METALS & MINING — 7.78%
Agnico Eagle Mines Ltd.	539,991	24,297,737
Barrick Gold Corp.	2,885,921	48,359,750
Eldorado Gold Corp.	1,766,062	7,533,542
First Quantum Minerals Ltd.	1,707,639	11,226,738
Franco-Nevada Corp.	438,494	27,802,685
Goldcorp Inc.	2,057,171	34,676,722
Kinross Gold Corp.[a]	3,049,509	13,101,629
Silver Wheaton Corp.	1,080,122	20,188,810
Teck Resources Ltd. Class Bc	1,404,031	13,534,769
Turquoise Hill Resources Ltd.[a]	2,493,825	7,072,923
Yamana Gold Inc.	2,348,366	9,927,730

		217,723,035

MULTI-UTILITIES — 0.53%
Atco Ltd./Canada Class I	188,763	6,228,126
Canadian Utilities Ltd. Class A	310,969	8,617,557

		14,845,683

MULTILINE RETAIL — 1.39%
Canadian Tire Corp. Ltd. Class A	174,386	19,090,341
Dollarama Inc.	287,957	19,878,081

		38,968,422

OIL, GAS & CONSUMABLE FUELS — 21.54%
AltaGas Ltd.	363,462	8,421,782
ARC Resources Ltd.	862,428	14,221,063
Cameco Corp.	980,346	11,451,485
Canadian Natural Resources Ltd.	2,711,833	80,789,031
Cenovus Energy Inc.	2,064,155	31,196,655
Crescent Point Energy Corp.	1,250,935	21,229,843

Security	Shares	Value
Enbridge Inc.	2,270,724	$90,752,581
Encana Corp.	2,102,866	16,734,833
Husky Energy Inc.	873,516	10,110,108
Imperial Oil Ltd.	735,432	23,494,919
Inter Pipeline Ltd.	832,617	16,962,956
Keyera Corp.	452,966	13,546,388
Pembina Pipeline Corp.	926,263	27,240,530
Peyto Exploration & Development Corp.	392,958	10,327,877
PrairieSky Royalty Ltd.	452,649	8,782,380
Seven Generations Energy Ltd.[a]	476,495	9,616,595
Suncor Energy Inc.	3,917,808	108,480,243
Tourmaline Oil Corp.[a]	492,053	11,803,855
TransCanada Corp.	1,756,227	72,955,718
Veresen Inc.	745,384	5,846,372
Vermilion Energy Inc.	275,629	9,142,682

		603,107,896

PAPER & FOREST PRODUCTS — 0.21%
West Fraser Timber Co. Ltd.	168,922	5,785,265

		5,785,265

PHARMACEUTICALS — 0.82%
Valeant Pharmaceuticals International Inc.[a,c]	802,780	22,964,626

		22,964,626

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.65%
H&R REIT	344,059	5,581,325
RioCan REIT	393,453	8,250,452
Smart REIT	161,505	4,259,554

		18,091,331

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
First Capital Realty Inc.	298,485	4,796,388

		4,796,388

ROAD & RAIL — 5.82%
Canadian National Railway Co.	1,953,962	116,138,327
Canadian Pacific Railway Ltd.	359,959	46,703,036

		162,841,363

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2016

Security	Shares	Value
SOFTWARE — 1.32%
Constellation Software Inc./Canada	47,234	$19,246,022
Open Text Corp.	300,148	17,626,611

		36,872,633

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.32%
BlackBerry Ltd.[a,c]	1,235,551	9,010,899

		9,010,899

TEXTILES, APPAREL & LUXURY GOODS — 0.61%
Gildan Activewear Inc.	572,541	17,100,510

		17,100,510

TRADING COMPANIES & DISTRIBUTORS — 0.25%
Finning International Inc.	417,976	7,058,398

		7,058,398

WIRELESS TELECOMMUNICATION SERVICES — 1.22%
Rogers Communications Inc. Class B	896,878	34,281,706

		34,281,706

TOTAL COMMON STOCKS
(Cost: $3,395,911,137)		2,791,726,978

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d],e,f	8,946,147	8,946,147
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	542,030	542,030
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d],e	748,370	748,370

		10,236,547

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,236,547)	$10,236,547

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $3,406,147,684)[g]	2,801,963,525
Other Assets, Less Liabilities — (0.06)%	(1,786,359)

NET ASSETS — 100.00%	$2,800,177,166

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,435,077,953. Net unrealized depreciation was $633,114,428, of which $128,985,497 represented gross unrealized appreciation on securities and $762,099,925 represented gross unrealized depreciation on securities.

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P/TSX 60 Index	63	Jun. 2016	Montreal	$7,533,401	$7,896,552	$363,151

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,791,726,978	$—	$—	$2,791,726,978
Money market funds	10,236,547	—	—	10,236,547

Total	$2,801,963,525	$—	$—	$2,801,963,525

Derivative financial instruments:[a]
Assets:
Futures contracts	$363,151	$—	$—	$363,151

Total	$363,151	$—	$—	$363,151

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

78

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 92.71%

AIRLINES — 3.92%
LATAM Airlines Group SAa	2,040,494	$12,442,174

		12,442,174
BANKS — 15.71%
Banco de Chile	126,319,040	12,781,248
Banco de Credito e Inversiones	250,739	10,189,966
Banco Santander Chile	404,583,326	18,282,107
Itau CorpBanca	1,072,683,192	8,566,216

		49,819,537
BEVERAGES — 5.16%
Cia. Cervecerias Unidas SA	1,013,020	11,046,892
Vina Concha y Toro SA	3,230,819	5,334,472

		16,381,364
CONSTRUCTION & ENGINEERING — 0.64%
SalfaCorp SA	3,186,333	2,033,226

		2,033,226
DIVERSIFIED FINANCIAL SERVICES — 1.00%
Inversiones La Construccion SA	285,491	3,161,170

		3,161,170
ELECTRIC UTILITIES — 12.28%
Enersis Americas SA	122,606,168	18,676,831
Enersis Chile SA	122,529,449	14,095,286
Engie Energia Chile SA	3,795,444	6,175,339

		38,947,456
FOOD & STAPLES RETAILING — 6.19%
Cencosud SA	7,386,266	19,635,992

		19,635,992
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.92%
AES Gener SA	17,669,441	7,987,454
Colbun SA	53,522,084	12,983,967
Empresa Nacional de Electricidad SA/Chile	20,392,825	17,799,607
Endesa Americas SA	20,347,654	8,546,103

		47,317,131

Security	Shares	Value
IT SERVICES — 1.94%
SONDA SA	3,454,206	$6,150,276

		6,150,276
MARINE — 0.42%
Cia. Sud Americana de Vapores SAa	69,373,534	1,321,353

		1,321,353
METALS & MINING — 0.71%
CAP SA	725,080	2,264,277

		2,264,277
MULTILINE RETAIL — 7.70%
Ripley Corp. SA	6,429,190	3,310,704
SACI Falabella	2,989,331	21,113,736

		24,424,440
OIL, GAS & CONSUMABLE FUELS — 7.62%
Empresas COPEC SA	2,820,211	24,169,906

		24,169,906
PAPER & FOREST PRODUCTS — 4.35%
Empresas CMPC SA	6,597,917	13,804,563

		13,804,563
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.66%
Parque Arauco SA	4,373,944	8,438,885

		8,438,885
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Forus SA	825,057	2,394,802

		2,394,802
WATER UTILITIES — 4.47%
Aguas Andinas SA Series A	17,832,543	9,825,166
Inversiones Aguas Metropolitanas SA	2,926,531	4,357,850

		14,183,016
WIRELESS TELECOMMUNICATION SERVICES — 2.27%
Empresa Nacional de Telecomunicaciones SA	839,102	7,191,190

		7,191,190

TOTAL COMMON STOCKS
(Cost: $267,158,475)		294,080,758

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2016

Security	Shares	Value

PREFERRED STOCKS — 6.32%

BEVERAGES — 1.87%
Embotelladora Andina SA Class B	1,878,215	$5,937,759

		5,937,759
CHEMICALS — 4.45%
Sociedad Quimica y Minera de Chile SA Series B	641,511	14,123,758

		14,123,758

TOTAL PREFERRED STOCKS
(Cost: $16,927,719)		20,061,517

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[b,c]	3,385,387	3,385,387

		3,385,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,385,387)		3,385,387

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $287,471,581)[d]		317,527,662
Other Assets, Less Liabilities — (0.10)%		(321,280)

NET ASSETS — 100.00%		$317,206,382

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $317,861,494. Net unrealized depreciation was $333,832, of which $34,157,641 represented gross unrealized appreciation on securities and $34,491,473 represented gross unrealized depreciation on securities.

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$294,080,758	$—	$—	$294,080,758
Preferred stocks	20,061,517	—	—	20,061,517
Money market funds	3,385,387	—	—	3,385,387

Total	$317,527,662	$—	$—	$317,527,662

81

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 73.38%

BANKS — 5.56%
Banco de Bogota SA	7,306	$139,242
Bancolombia SA	86,528	663,561
Grupo Aval Acciones y Valores SA	158,486	58,975

		861,778
CONSTRUCTION & ENGINEERING — 0.44%
Construcciones El Condor SA	187,772	68,050

		68,050
CONSTRUCTION MATERIALS — 12.42%
Cementos Argos SA	150,280	566,018
Cemex Latam Holdings SAa	177,138	772,641
Grupo Argos SA/Colombia	104,754	585,721

		1,924,380
DIVERSIFIED FINANCIAL SERVICES — 12.40%
Bolsa de Valores de Colombia	51,918,750	288,954
Corp. Financiera Colombiana SA	30,056	378,318
Grupo de Inversiones Suramericana SA	104,208	1,254,354

		1,921,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.64%
Empresa de Telecomunicaciones de Bogota	2,128,227	408,365

		408,365
ELECTRIC UTILITIES — 13.10%
Celsia SA ESP	573,300	714,199
Interconexion Electrica SA ESP	280,150	797,718
Isagen SA ESP	359,235	517,848

		2,029,765
FOOD & STAPLES RETAILING — 4.60%
Almacenes Exito SA	145,028	713,299

		713,299
FOOD PRODUCTS — 5.52%
Grupo Nutresa SA	103,610	854,905

		854,905
GAS UTILITIES — 4.57%
Empresa de Energia de Bogota SA ESP	1,176,240	707,921

		707,921
METALS & MINING — 1.99%
Mineros SA	409,786	308,951

		308,951

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 10.14%
Canacol Energy Ltd.[a]	234,442	$681,049
Ecopetrol SA	2,053,194	890,248

		1,571,297

TOTAL COMMON STOCKS
(Cost: $11,374,067)		11,370,337

PREFERRED STOCKS — 26.09%

AIRLINES — 3.78%
Avianca Holdings SA	895,778	585,501

		585,501
BANKS — 18.18%
Banco Davivienda SA	90,662	768,604
Bancolombia SA	202,722	1,658,266
Grupo Aval Acciones y Valores SA	1,062,828	390,333

		2,817,203
CONSTRUCTION MATERIALS — 1.70%
Cementos Argos SA	38,454	133,386
Grupo Argos SA/Colombia	24,232	130,159

		263,545
DIVERSIFIED FINANCIAL SERVICES — 2.43%
Grupo de Inversiones Suramericana SA	32,006	376,351

		376,351
TOTAL PREFERRED STOCKS
(Cost: $4,341,320)		4,042,600

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	21,017	21,017

		21,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,017)		21,017

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $15,736,404)[d]	$15,433,954
Other Assets, Less Liabilities — 0.39%	60,847

NET ASSETS — 100.00%	$15,494,801

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $20,287,275. Net unrealized depreciation was $4,853,321, of which $444,678 represented gross unrealized appreciation on securities and $5,297,999 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$11,370,337	$—	$—	$11,370,337
Preferred stocks	4,042,600	—	—	4,042,600
Money market funds	21,017	—	—	21,017

Total	$15,433,954	$—	$—	$15,433,954

83

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.61%

CHINA — 37.25%
3SBio Inc.[a,b]	46,000	$44,827
58.com Inc. ADR[a]	3,524	190,472
AAC Technologies Holdings Inc.	33,500	271,255
Agricultural Bank of China Ltd. Class H	1,100,000	402,155
Air China Ltd. Class H	82,000	54,257
Alibaba Group Holding Ltd. ADR[a]	43,304	3,550,928
Alibaba Health Information Technology Ltd.[a,c]	150,000	109,486
Alibaba Pictures Group Ltd.[a,c]	480,000	113,077
Aluminum Corp. of China Ltd. Class Ha,c	182,000	55,058
Anhui Conch Cement Co. Ltd. Class H	56,500	136,738
ANTA Sports Products Ltd.[c]	44,000	95,724
AviChina Industry & Technology Co. Ltd. Class H	104,000	73,098
Baidu Inc.[a]	11,855	2,116,592
Bank of China Ltd. Class H	3,645,000	1,482,747
Bank of Communications Co. Ltd. Class H	398,000	246,440
Beijing Capital International Airport Co. Ltd. Class H	66,000	71,113
Beijing Enterprises Holdings Ltd.	23,000	119,617
Beijing Enterprises Water Group Ltd.	196,000	125,904
Belle International Holdings Ltd.	290,000	170,234
Brilliance China Automotive Holdings Ltd.	142,000	138,012
Byd Co. Ltd. Class Ha,c	29,500	170,700
CGN Power Co. Ltd. Class Hb	487,000	147,953
China Cinda Asset Management Co. Ltd. Class H	396,000	129,483
China CITIC Bank Corp. Ltd. Class H	404,000	237,153
China Coal Energy Co. Ltd. Class Hc	94,000	42,231
China Communications Construction Co. Ltd. Class H	208,000	235,629
China Communications Services Corp. Ltd. Class H	120,000	56,384
China Conch Venture Holdings Ltd.	60,500	121,963

Security	Shares	Value
China Construction Bank Corp. Class H	3,861,000	$2,490,118
China COSCO Holdings Co. Ltd. Class Ha,c	123,500	44,356
China Everbright Bank Co. Ltd. Class H	136,000	58,475
China Everbright International Ltd.[c]	111,000	119,028
China Everbright Ltd.	40,000	76,827
China Galaxy Securities Co. Ltd. Class H	135,500	119,485
China Gas Holdings Ltd.[c]	80,000	113,283
China Huishan Dairy Holdings Co. Ltd.[c]	185,000	72,874
China International Marine Containers Group Co. Ltd. Class H	400	506
China Jinmao Holdings Group Ltd.[c]	186,000	53,634
China Life Insurance Co. Ltd. Class H	341,000	762,933
China Longyuan Power Group Corp. Ltd.	152,000	104,488
China Medical System Holdings Ltd.	50,000	71,574
China Mengniu Dairy Co. Ltd.	125,000	206,935
China Merchants Bank Co. Ltd. Class H	178,831	366,956
China Merchants Holdings International Co. Ltd.[c]	60,000	171,469
China Minsheng Banking Corp. Ltd. Class H	270,300	254,706
China Mobile Ltd.	282,000	3,216,364
China National Building Material Co. Ltd. Class H	132,000	59,983
China Oilfield Services Ltd. Class Hc	80,000	60,864
China Overseas Land & Investment Ltd.	180,000	541,055
China Pacific Insurance Group Co. Ltd. Class H	121,000	413,554
China Petroleum & Chemical Corp. Class H	1,170,600	798,669
China Power International Development Ltd.	149,000	62,913
China Railway Construction Corp. Ltd. Class H	94,500	118,123
China Railway Group Ltd. Class H	180,000	138,334

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.	58,000	$125,734
China Resources Gas Group Ltd.[c]	40,000	111,996
China Resources Land Ltd.	127,777	305,619
China Resources Power Holdings Co. Ltd.	88,000	138,205
China Shenhua Energy Co. Ltd. Class H	154,000	244,635
China Shipping Container Lines Co. Ltd. Class Ha,c	180,000	39,160
China Southern Airlines Co. Ltd. Class H	92,000	54,005
China State Construction International Holdings Ltd.	84,000	107,593
China Taiping Insurance Holdings Co. Ltd.[a]	76,500	148,112
China Telecom Corp. Ltd. Class H	636,000	296,379
China Unicom Hong Kong Ltd.	274,000	295,934
China Vanke Co. Ltd. Class H	59,500	141,854
Chongqing Changan Automobile Co. Ltd. Class B	41,000	57,266
Chongqing Rural Commercial Bank Co. Ltd. Class H	107,000	54,821
CITIC Ltd.[c]	199,000	288,965
CITIC Securities Co. Ltd. Class H	98,000	212,447
CNOOC Ltd.	820,000	979,590
COSCO Pacific Ltd.	74,000	74,875
Country Garden Holdings Co. Ltd.	268,828	107,626
CRRC Corp. Ltd. Class H	190,750	181,464
CSPC Pharmaceutical Group Ltd.	190,000	173,169
Ctrip.com International Ltd.[a]	15,496	709,097
Dalian Wanda Commercial Properties Co. Ltd. Class Hb	28,800	182,592
Dongfeng Motor Group Co. Ltd. Class H	126,000	140,466
ENN Energy Holdings Ltd.	34,000	168,727
Evergrande Real Estate Group Ltd.[c]	196,000	131,202
Far East Horizon Ltd.	79,000	59,900
Fosun International Ltd.	118,500	168,411
GCL-Poly Energy Holdings Ltd.[c]	607,000	86,735
Geely Automobile Holdings Ltd.	235,000	124,335
GF Securities Co. Ltd.[a]	61,800	143,200
GOME Electrical Appliances Holding Ltd.[c]	565,000	67,642
Great Wall Motor Co. Ltd. Class H	138,500	106,619

Security	Shares	Value
Guangdong Investment Ltd.	130,000	$183,416
Guangzhou Automobile Group Co. Ltd. Class H	96,000	109,864
Guangzhou R&F Properties Co. Ltd. Class H	43,600	57,923
Haier Electronics Group Co. Ltd.	59,000	95,395
Haitian International Holdings Ltd.	27,000	43,377
Haitong Securities Co. Ltd. Class H	140,800	230,191
Hanergy Thin Film Power Group Ltd.[a,c]	198,509	—
Hengan International Group Co. Ltd.	33,500	302,305
Huadian Power International Corp. Ltd. Class H	72,000	38,187
Huaneng Power International Inc. Class H	194,000	132,611
Huaneng Renewables Corp. Ltd. Class H	186,000	56,508
Huatai Securities Co. Ltd.[a,b]	65,000	136,390
Industrial & Commercial Bank of China Ltd. Class H	3,385,000	1,795,305
JD.com Inc. ADR[a]	30,384	747,750
Jiangsu Expressway Co. Ltd. Class H	60,000	82,182
Jiangxi Copper Co. Ltd. Class H	57,000	61,269
Kingsoft Corp. Ltd.[c]	36,000	68,773
Kunlun Energy Co. Ltd.[c]	144,000	117,897
Lenovo Group Ltd.[c]	332,000	203,863
Longfor Properties Co. Ltd.	65,500	88,535
Luye Pharma Group Ltd.[a]	67,000	41,400
Netease Inc.	3,623	644,314
New China Life Insurance Co. Ltd. Class H	34,700	118,821
New Oriental Education & Technology Group Inc. ADR	6,104	257,894
Nine Dragons Paper (Holdings) Ltd.	71,000	51,366
People’s Insurance Co. Group of China Ltd. (The) Class H	321,000	128,513
PetroChina Co. Ltd. Class H	968,000	665,425
PICC Property & Casualty Co. Ltd. Class H	211,160	385,452
Ping An Insurance Group Co. of China Ltd. Class H	239,000	1,067,603
Qihoo 360 Technology Co. Ltd. ADR[a]	4,171	309,905
Qunar Cayman Islands Ltd. ADR[a]	1,633	53,040

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
Semiconductor Manufacturing International Corp.[a]	1,274,000	$106,602
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	55,117
Shanghai Electric Group Co. Ltd. Class Ha,c	138,000	59,335
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	20,000	52,007
Shanghai Industrial Holdings Ltd.	23,000	51,873
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	24,600	75,547
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	30,200	65,235
Shenzhou International Group Holdings Ltd.[c]	26,000	130,868
Shimao Property Holdings Ltd.	56,000	70,936
Shui On Land Ltd.	177,000	44,659
Sino Biopharmaceutical Ltd.	200,000	135,682
Sino-Ocean Group Holding Ltd.[c]	140,000	56,770
Sinopec Engineering Group Co. Ltd. Class H	53,500	46,970
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	163,000	79,736
Sinopharm Group Co. Ltd. Class H	54,000	250,253
Sinotrans Ltd. Class H	89,000	38,381
SOHO China Ltd.	86,500	37,971
SouFun Holdings Ltd. ADR[a]	12,983	70,498
Sun Art Retail Group Ltd.[c]	106,500	67,041
Sunac China Holdings Ltd.[c]	89,000	55,338
TAL Education Group Class A ADR[a]	1,934	103,314
Tencent Holdings Ltd.	258,900	5,775,812
Tingyi Cayman Islands Holding Corp.[c]	92,000	83,613
TravelSky Technology Ltd. Class H	42,000	79,587
Tsingtao Brewery Co. Ltd. Class Hc	18,000	64,764
Vipshop Holdings Ltd. ADR[a]	18,421	214,973
Want Want China Holdings Ltd.[c]	264,000	186,917
Weichai Power Co. Ltd. Class H	47,600	55,638
Yanzhou Coal Mining Co. Ltd. Class H	96,000	51,657
YY Inc. ADR[a]	1,337	58,093
Zhejiang Expressway Co. Ltd. Class H	66,000	61,853

Security	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	25,500	$142,795
Zijin Mining Group Co. Ltd. Class H	252,000	72,666
ZTE Corp. Class H	37,360	49,056

		44,262,142
INDIA — 11.99%
ACC Ltd.	1,913	43,473
Adani Ports & Special Economic Zone Ltd.	36,393	103,930
Ambuja Cements Ltd.	33,119	112,423
Apollo Hospitals Enterprise Ltd.	3,706	75,409
Ashok Leyland Ltd.	54,062	87,539
Asian Paints Ltd.	13,205	193,282
Aurobindo Pharma Ltd.	11,813	137,872
Axis Bank Ltd.	27,310	209,112
Bajaj Auto Ltd.	3,823	148,769
Bajaj Finance Ltd.	742	83,687
Bharat Forge Ltd.	5,094	57,190
Bharat Heavy Electricals Ltd.	27,397	49,065
Bharat Petroleum Corp. Ltd.	4,057	59,120
Bharti Airtel Ltd.	45,859	239,501
Bharti Infratel Ltd.	26,576	147,938
Bosch Ltd.	356	118,239
Cadila Healthcare Ltd.	9,239	46,192
Cairn India Ltd.	21,533	46,452
Cipla Ltd.	15,481	108,748
Coal India Ltd.	31,379	135,897
Container Corp. of India Ltd.	1,556	33,279
Dabur India Ltd.	25,481	109,710
Divi’s Laboratories Ltd.	3,461	56,553
Dr. Reddy’s Laboratories Ltd.	5,402	255,556
Eicher Motors Ltd.	561	154,129
GAIL (India) Ltd.	14,552	80,119
GlaxoSmithKline Consumer Healthcare Ltd.	417	35,613
Glenmark Pharmaceuticals Ltd.	6,704	84,805
Godrej Consumer Products Ltd.	5,601	123,420
Havells India Ltd.	11,465	62,109
HCL Technologies Ltd.	25,882	284,573
Hero Motocorp Ltd.	2,284	105,193
Hindalco Industries Ltd.	51,129	79,978
Hindustan Unilever Ltd.	29,789	375,523
Housing Development Finance Corp. Ltd.	68,850	1,266,488
ICICI Bank Ltd.	52,404	190,542

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
Idea Cellular Ltd.	52,218	$89,209
Indiabulls Housing Finance Ltd.	13,355	142,601
Infosys Ltd.	84,323	1,564,835
ITC Ltd.	103,315	539,031
JSW Steel Ltd.	3,792	78,289
Larsen & Toubro Ltd.	14,533	318,275
LIC Housing Finance Ltd.	13,348	93,387
Lupin Ltd.	10,381	227,530
Mahindra & Mahindra Financial Services Ltd.	13,189	63,029
Mahindra & Mahindra Ltd.	17,101	336,073
Marico Ltd.	20,512	75,969
Maruti Suzuki India Ltd.	4,852	300,098
Motherson Sumi Systems Ltd.	15,180	64,242
Nestle India Ltd.	1,070	96,963
NTPC Ltd.	75,675	161,000
Oil & Natural Gas Corp. Ltd.	38,253	119,816
Piramal Enterprises Ltd.	3,456	74,259
Power Finance Corp. Ltd.	13,216	32,154
Reliance Industries Ltd.	59,466	846,541
Shree Cement Ltd.	373	72,787
Shriram Transport Finance Co. Ltd.	6,895	120,961
Siemens Ltd.	3,229	57,789
State Bank of India	71,245	217,012
Sun Pharmaceuticals Industries Ltd.	44,176	500,784
Tata Consultancy Services Ltd.	21,701	828,692
Tata Motors Ltd.[a]	72,551	495,624
Tata Motors Ltd. Class Aa	17,805	83,223
Tata Power Co. Ltd.	53,607	58,758
Tata Steel Ltd.	14,928	74,180
Tech Mahindra Ltd.	10,898	87,519
Titan Co. Ltd.	14,259	76,397
Ultratech Cement Ltd.	1,556	74,619
United Spirits Ltd.[a]	2,745	100,772
UPL Ltd.	14,021	124,092
Vedanta Ltd.	41,641	67,179
Wipro Ltd.	28,343	229,764
Yes Bank Ltd.	4,824	74,061
Zee Entertainment Enterprises Ltd.	26,444	174,243

		14,243,185
INDONESIA — 3.58%
Adaro Energy Tbk PT	689,300	35,827
AKR Corporindo Tbk PT	82,300	38,559
Astra International Tbk PT	928,900	448,810
Bank Central Asia Tbk PT	565,700	538,367

Security	Shares	Value
Bank Danamon Indonesia Tbk PT	172,000	$41,300
Bank Mandiri Persero Tbk PT	428,900	283,369
Bank Negara Indonesia Persero Tbk PT	330,500	116,135
Bank Rakyat Indonesia Persero Tbk PT	509,400	385,966
Bumi Serpong Damai Tbk PT	364,800	48,871
Charoen Pokphand Indonesia Tbk PT	353,200	90,498
Global Mediacom Tbk PT	305,400	22,245
Gudang Garam Tbk PT	21,900	110,943
Hanjaya Mandala Sampoerna Tbk PT	16,600	115,447
Indocement Tunggal Prakarsa Tbk PT	69,300	84,469
Indofood CBP Sukses Makmur Tbk PT	53,700	63,685
Indofood Sukses Makmur Tbk PT	193,300	97,994
Jasa Marga Persero Tbk PT	108,200	42,773
Kalbe Farma Tbk PT	968,000	101,335
Lippo Karawaci Tbk PT	812,900	56,832
Matahari Department Store Tbk PT	104,800	145,577
Media Nusantara Citra Tbk PT	251,000	38,587
Perusahaan Gas Negara Persero Tbk PT	519,400	94,298
Semen Indonesia Persero Tbk PT	140,500	92,570
Summarecon Agung Tbk PT	439,200	51,444
Surya Citra Media Tbk PT	256,900	63,003
Telekomunikasi Indonesia Persero Tbk PT	2,312,800	626,454
Tower Bersama Infrastructure Tbk PT	91,000	44,301
Unilever Indonesia Tbk PT	70,000	220,864
United Tractors Tbk PT	78,600	81,707
Waskita Karya Persero Tbk PT	218,000	40,057
XL Axiata Tbk PTa	140,800	36,385

		4,258,672
MALAYSIA — 4.10%
AirAsia Bhd[c]	54,400	30,303
Alliance Financial Group Bhd	43,700	42,864
AMMB Holdings Bhd	83,000	86,638
Astro Malaysia Holdings Bhd[c]	71,900	48,061
Axiata Group Bhd[c]	125,500	158,661
Berjaya Sports Toto Bhd	29,555	21,832

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
British American Tobacco Malaysia Bhd	6,700	$81,231
CIMB Group Holdings Bhd[c]	137,000	145,660
Dialog Group Bhd	143,378	53,823
DiGi.Com Bhd[c]	160,900	174,578
Felda Global Ventures Holdings Bhd	61,000	20,240
Gamuda Bhd	75,500	87,769
Genting Bhd[c]	103,100	208,747
Genting Malaysia Bhd	132,600	141,624
Genting Plantations Bhd[c]	12,400	31,233
HAP Seng Consolidated Bhd	24,000	45,222
Hartalega Holdings Bhd	28,300	28,581
Hong Leong Bank Bhd	29,400	95,128
Hong Leong Financial Group Bhd	10,500	37,840
IHH Healthcare Bhd	132,100	206,676
IJM Corp. Bhd	130,500	110,304
IOI Corp. Bhd	103,800	104,076
IOI Properties Group Bhd[c]	78,115	45,972
Kuala Lumpur Kepong Bhd	19,200	107,137
Lafarge Malaysia Bhd	13,600	26,153
Malayan Banking Bhd	156,800	309,878
Malaysia Airports Holdings Bhd	34,300	53,082
Maxis Bhd[c]	82,900	110,426
MISC Bhd	52,200	97,598
Petronas Chemicals Group Bhd	110,100	175,456
Petronas Dagangan Bhd[c]	9,100	51,660
Petronas Gas Bhd	31,100	162,994
PPB Group Bhd[c]	21,200	83,794
Public Bank Bhd	124,710	577,490
RHB Bank Bhd	28,800	42,548
Sapurakencana Petroleum Bhd	159,200	61,690
Sime Darby Bhd[c]	116,100	208,356
Telekom Malaysia Bhd[c]	50,200	81,823
Tenaga Nasional Bhd	155,400	526,154
UMW Holdings Bhd[c]	21,400	25,811
Westports Holdings Bhd	51,500	54,132
YTL Corp. Bhd	197,553	77,988
YTL Power International Bhd	97,215	34,139

		4,875,372
PHILIPPINES — 2.19%
Aboitiz Equity Ventures Inc.	86,650	146,378
Aboitiz Power Corp.	63,600	62,560
Alliance Global Group Inc.	92,700	30,170
Ayala Corp.	11,370	205,810
Ayala Land Inc.	337,200	257,416

Security	Shares	Value
Bank of the Philippine Islands	32,480	$64,071
BDO Unibank Inc.	73,900	159,604
DMCI Holdings Inc.	199,900	54,287
Energy Development Corp.	433,500	52,374
Globe Telecom Inc.	1,485	76,528
GT Capital Holdings Inc.	3,760	112,161
International Container Terminal Services Inc.	25,060	30,303
JG Summit Holdings Inc.	131,476	232,223
Jollibee Foods Corp.	19,570	98,509
Megaworld Corp.	578,600	55,676
Metro Pacific Investments Corp.	633,900	81,737
Metropolitan Bank & Trust Co.	29,186	54,359
Philippine Long Distance Telephone Co.	4,380	177,954
Robinsons Land Corp.	77,300	47,935
Security Bank Corp.	20,750	90,073
SM Investments Corp.	7,453	149,809
SM Prime Holdings Inc.	380,450	195,248
Universal Robina Corp.	39,980	166,708

		2,601,893
SOUTH KOREA — 19.35%
AmorePacific Corp.	1,475	516,708
AmorePacific Group	1,282	179,639
BGF retail Co. Ltd.	410	75,512
BNK Financial Group Inc.	12,685	93,131
Celltrion Inc.[a,c]	3,454	287,205
Cheil Worldwide Inc.	3,048	41,559
CJ CheilJedang Corp.	356	114,256
CJ Corp.	664	120,899
CJ E&M Corp.	915	57,811
CJ Korea Express Corp.[a]	299	53,689
Coway Co. Ltd.	2,506	216,578
Daelim Industrial Co. Ltd.	1,298	88,545
Daewoo Engineering & Construction Co. Ltd.[a]	5,783	28,289
DGB Financial Group Inc.	7,654	59,534
Dongbu Insurance Co. Ltd.	2,274	139,096
Dongsuh Cos. Inc.	1,675	46,801
Doosan Heavy Industries & Construction Co. Ltd.	2,283	46,453
E-MART Inc.	895	136,676
GS Engineering & Construction Corp.[a]	2,131	52,926
GS Holdings Corp.	2,295	100,904

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
GS Retail Co. Ltd.	1,285	$57,037
Hana Financial Group Inc.	13,538	293,638
Hankook Tire Co. Ltd.	3,368	144,690
Hanmi Pharm Co. Ltd.	237	125,878
Hanmi Science Co. Ltd.	553	71,457
Hanon Systems	8,454	87,604
Hanssem Co. Ltd.	457	70,747
Hanwha Chemical Corp.	4,633	92,714
Hanwha Corp.	2,219	71,683
Hanwha Life Insurance Co. Ltd.	10,674	57,230
Hotel Shilla Co. Ltd.	1,598	88,361
Hyosung Corp.	975	96,126
Hyundai Department Store Co. Ltd.	721	80,158
Hyundai Development Co.– Engineering & Construction	2,663	100,103
Hyundai Engineering & Construction Co. Ltd.	3,340	95,845
Hyundai Glovis Co. Ltd.	853	130,262
Hyundai Heavy Industries Co. Ltd.[a]	1,918	176,222
Hyundai Marine & Fire Insurance Co. Ltd.	2,923	77,502
Hyundai Mobis Co. Ltd.	3,127	669,059
Hyundai Motor Co.	6,570	769,017
Hyundai Steel Co.	3,674	150,746
Hyundai Wia Corp.	760	59,050
Industrial Bank of Korea	11,490	109,906
Kakao Corp.	1,453	125,330
Kangwon Land Inc.	5,400	192,792
KB Financial Group Inc.	17,729	507,265
KCC Corp.	257	87,226
KEPCO Plant Service & Engineering Co. Ltd.	962	56,745
Kia Motors Corp.	12,091	473,272
Korea Aerospace Industries Ltd.	2,773	155,658
Korea Electric Power Corp.	11,784	621,928
Korea Gas Corp.	1,165	38,856
Korea Investment Holdings Co. Ltd.	1,873	70,171
Korea Zinc Co. Ltd.	390	153,637
Korean Air Lines Co. Ltd.[a]	1,654	38,443
KT Corp.	1,558	41,963
KT&G Corp.	5,271	563,897
Kumho Petrochemical Co. Ltd.	839	44,914
LG Chem Ltd.	2,129	484,107
LG Corp.	4,355	240,808
LG Display Co. Ltd.	10,660	230,767

Security	Shares	Value
LG Electronics Inc.	4,998	$235,264
LG Household & Health Care Ltd.	430	381,003
LG Innotek Co. Ltd.	687	50,093
LG Uplus Corp.	10,279	99,616
Lotte Chemical Corp.	708	168,713
Lotte Chilsung Beverage Co. Ltd.	25	40,737
Lotte Confectionery Co. Ltd.	261	47,522
Lotte Shopping Co. Ltd.	534	102,382
Mirae Asset Daewoo Co. Ltd.	8,528	56,744
Mirae Asset Securities Co. Ltd.	3,520	69,260
NAVER Corp.	1,286	776,909
NCsoft Corp.	805	162,445
NH Investment & Securities Co. Ltd.	6,601	50,291
OCI Co. Ltd.[a,c]	743	61,033
Orion Corp./Republic of Korea	164	133,479
Ottogi Corp.	57	40,557
Paradise Co. Ltd.	2,210	32,080
POSCO	3,201	558,657
Posco Daewoo Corp.	2,092	41,426
S-1 Corp.	930	78,033
S-Oil Corp.	2,068	149,053
Samsung C&T Corp.	3,482	350,596
Samsung Card Co. Ltd.	1,685	54,220
Samsung Electro-Mechanics Co. Ltd.	2,571	112,608
Samsung Electronics Co. Ltd.	4,660	5,051,787
Samsung Fire & Marine Insurance Co. Ltd.	1,522	355,023
Samsung Heavy Industries Co. Ltd.[a]	7,004	56,065
Samsung Life Insurance Co. Ltd.	3,212	280,289
Samsung SDI Co. Ltd.	2,523	238,159
Samsung SDS Co. Ltd.	1,598	245,372
Samsung Securities Co. Ltd.	2,713	81,153
Shinhan Financial Group Co. Ltd.	19,585	649,930
Shinsegae Co. Ltd.	332	57,803
SK Holdings Co. Ltd.	2,099	403,315
SK Hynix Inc.	26,726	643,595
SK Innovation Co. Ltd.	2,970	407,447
SK Networks Co. Ltd.	4,761	24,648
SK Telecom Co. Ltd.	926	172,489
Woori Bank	13,959	116,540
Yuhan Corp.	377	100,276

		22,995,637
TAIWAN — 16.95%
Acer Inc.[a]	141,062	55,365

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
Advanced Semiconductor Engineering Inc.	290,434	$328,617
Advantech Co. Ltd.	14,894	110,064
Asia Cement Corp.	114,229	87,040
Asia Pacific Telecom Co. Ltd.[a]	93,000	29,943
Asustek Computer Inc.	32,000	274,741
AU Optronics Corp.	418,000	116,124
Casetek Holdings Ltd.	7,000	26,616
Catcher Technology Co. Ltd.	30,000	228,133
Cathay Financial Holding Co. Ltd.	374,944	433,435
Chailease Holding Co. Ltd.	47,496	72,673
Chang Hwa Commercial Bank Ltd.	206,580	104,834
Cheng Shin Rubber Industry Co. Ltd.	88,776	182,384
Chicony Electronics Co. Ltd.	24,741	59,629
China Airlines Ltd.[a]	113,000	35,862
China Development Financial Holding Corp.	625,200	157,582
China Life Insurance Co. Ltd./Taiwan	152,726	116,608
China Steel Corp.	541,867	336,460
Chunghwa Telecom Co. Ltd.	174,000	586,892
Compal Electronics Inc.	205,000	120,690
CTBC Financial Holding Co. Ltd.	753,098	394,879
Delta Electronics Inc.	89,000	409,352
E.Sun Financial Holding Co. Ltd.	331,834	185,695
Eclat Textile Co. Ltd.	9,200	98,735
EVA Airways Corp.[a]	78,426	35,591
Evergreen Marine Corp. Taiwan Ltd.	63,050	22,233
Far Eastern New Century Corp.	155,460	109,638
Far EasTone Telecommunications Co. Ltd.	73,000	168,104
Feng TAY Enterprise Co. Ltd.	13,450	56,295
First Financial Holding Co. Ltd.	416,264	210,605
Formosa Chemicals & Fibre Corp.	147,950	372,909
Formosa Petrochemical Corp.	53,000	144,638
Formosa Plastics Corp.	189,400	458,800
Formosa Taffeta Co. Ltd.	35,000	33,484
Foxconn Technology Co. Ltd.	42,843	97,871
Fubon Financial Holding Co. Ltd.	305,396	360,529
Giant Manufacturing Co. Ltd.	13,000	77,532
Hermes Microvision Inc.	2,000	70,832
Highwealth Construction Corp.	38,840	58,535
Hiwin Technologies Corp.	9,688	40,995
Hon Hai Precision Industry Co. Ltd.	646,104	1,586,905

Security	Shares	Value
Hotai Motor Co. Ltd.	11,000	$105,067
HTC Corp.	33,000	86,010
Hua Nan Financial Holdings Co. Ltd.	310,968	154,948
Innolux Corp.	410,620	121,754
Inotera Memories Inc.[a]	114,000	101,897
Inventec Corp.	104,980	69,853
Largan Precision Co. Ltd.	5,000	417,018
Lite-On Technology Corp.	96,253	123,959
MediaTek Inc.	68,176	459,907
Mega Financial Holding Co. Ltd.	499,542	366,088
Merida Industry Co. Ltd.	9,350	39,421
Nan Ya Plastics Corp.	218,090	415,951
Nanya Technology Corp.	32,000	38,954
Nien Made Enterprise Co. Ltd.[a]	7,000	64,178
Novatek Microelectronics Corp.	27,000	89,828
OBI Pharma Inc.[a]	5,000	93,216
Pegatron Corp.	89,000	185,300
Phison Electronics Corp.	7,000	57,524
Pou Chen Corp.	100,000	134,151
Powertech Technology Inc.	33,000	71,135
President Chain Store Corp.	27,000	204,906
Quanta Computer Inc.	124,000	220,529
Realtek Semiconductor Corp.	20,140	54,592
Ruentex Development Co. Ltd.	42,888	49,644
Ruentex Industries Ltd.	24,855	36,544
Shin Kong Financial Holding Co. Ltd.	379,138	79,054
Siliconware Precision Industries Co. Ltd.	99,438	161,601
Simplo Technology Co. Ltd.	13,200	44,320
SinoPac Financial Holdings Co. Ltd.	432,499	127,048
Standard Foods Corp.	15,913	37,913
Synnex Technology International Corp.	63,000	62,589
TaiMed Biologics Inc.[a]	7,000	55,699
Taishin Financial Holding Co. Ltd.	357,067	134,670
Taiwan Business Bank[a]	159,045	40,282
Taiwan Cement Corp.	150,000	138,214
Taiwan Cooperative Financial Holding Co. Ltd.	332,463	145,779
Taiwan Fertilizer Co. Ltd.	34,000	44,777
Taiwan Mobile Co. Ltd.	76,000	259,839
Taiwan Semiconductor Manufacturing Co. Ltd.	1,130,000	5,422,614

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Security	Shares	Value
Teco Electric and Machinery Co. Ltd.	85,000	$68,156
Transcend Information Inc.	8,000	22,862
Uni-President Enterprises Corp.	221,650	422,061
United Microelectronics Corp.	557,000	208,368
Vanguard International Semiconductor Corp.	43,000	70,540
Wistron Corp.	116,736	74,990
WPG Holdings Ltd.	70,000	76,949
Yuanta Financial Holding Co. Ltd.	428,893	144,663
Yulon Motor Co. Ltd.	42,000	35,351
Zhen Ding Technology Holding Ltd.	18,455	34,745

		20,133,307
THAILAND — 3.20%
Advanced Info Service PCL NVDR	47,800	220,770
Airports of Thailand PCL NVDR	19,700	218,368
Bangkok Bank PCL Foreign	11,500	53,275
Bangkok Dusit Medical Services PCL NVDR	177,700	119,876
Bangkok Expressway & Metro PCL	329,500	59,490
Banpu PCL NVDR[c]	58,100	19,841
BEC World PCL NVDR	51,800	35,814
BTS Group Holdings PCL NVDR	257,400	65,566
Bumrungrad Hospital PCL NVDR	16,100	88,781
Central Pattana PCL NVDR	63,700	102,972
Charoen Pokphand Foods PCL NVDR	124,400	101,853
CP ALL PCL NVDR	226,700	315,698
Delta Electronics Thailand PCL NVDR	23,600	47,398
Electricity Generating PCL NVDR	6,000	31,323
Energy Absolute PCL NVDR	53,300	31,629
Glow Energy PCL NVDR	24,700	59,460
Home Product Center PCL NVDR	175,045	43,363
Indorama Ventures PCL NVDR	64,400	59,939
IRPC PCL NVDR	437,200	60,945
Kasikornbank PCL Foreign	54,900	270,466
Kasikornbank PCL NVDR[c]	25,900	126,147
Krung Thai Bank PCL NVDR[c]	165,950	79,433
Minor International PCL NVDR	98,980	108,747
PTT Exploration & Production PCL NVDR	62,010	134,955
PTT Global Chemical PCL NVDR	93,500	155,724
PTT PCL NVDR	45,900	386,729

Security	Shares	Value
Robinson Department Store PCL NVDR	22,900	$36,377
Siam Cement PCL (The) Foreign	13,800	186,962
Siam Cement PCL (The) NVDR	4,700	63,675
Siam Commercial Bank PCL (The) NVDR	71,700	268,938
Thai Oil PCL NVDR	36,600	65,055
Thai Union Group PCL NVDR	87,400	54,067
TMB Bank PCL NVDR	649,300	41,439
True Corp. PCL NVDR[c]	413,805	84,556

		3,799,631

TOTAL COMMON STOCKS
(Cost: $126,668,532)		117,169,839

PREFERRED STOCKS — 1.00%

SOUTH KOREA — 1.00%
AmorePacific Corp.	439	92,088
Hyundai Motor Co.	1,021	84,898
Hyundai Motor Co. Series 2	1,729	152,328
LG Chem Ltd.	356	58,547
LG Household & Health Care Ltd.	96	48,733
Samsung Electronics Co. Ltd.	842	750,297

		1,186,891

TOTAL PREFERRED STOCKS
(Cost: $1,128,054)		1,186,891

SHORT-TERM INVESTMENTS — 3.01%

MONEY MARKET FUNDS — 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	3,368,558	3,368,558
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	204,094	204,094

		3,572,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,572,652)		3,572,652

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.62%
(Cost: $131,369,238)[g]	$121,929,382
Other Assets, Less Liabilities — (2.62)%	(3,115,904)

NET ASSETS — 100.00%	$118,813,478

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $133,642,226. Net unrealized depreciation was $11,712,844, of which $8,277,698 represented gross unrealized appreciation on securities and $19,990,542 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$117,127,291	$42,548	$0	[a]	$117,169,839
Preferred stocks	1,186,891	—	—		1,186,891
Money market funds	3,572,652	—	—		3,572,652

Total	$121,886,834	$42,548	$0	[a]	$121,929,382

[a]	Rounds to less than $1.

92

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 96.23%

BRAZIL — 4.05%
AES Tiete Energia SA	456,300	$1,800,117
Ambev SA	28,088,415	149,019,881
Banco Bradesco SA	5,067,108	34,479,405
Banco do Brasil SA	5,145,874	23,529,302
Banco Santander Brasil SA Units	2,560,500	12,354,661
BB Seguridade Participacoes SA	4,192,700	31,730,428
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	10,385,600	45,901,930
BR Malls Participacoes SA	3,448,420	11,057,538
BRF SA	3,651,185	46,293,620
CCR SA	5,313,100	22,494,385
CETIP SA – Mercados Organizados	1,352,329	15,952,376
Cia. de Saneamento Basico do Estado de Sao Paulo	2,071,924	14,719,749
Cia. Siderurgica Nacional SAa	3,766,528	6,838,727
Cielo SA	6,121,297	53,956,463
Cosan SA Industria e Comercio	739,500	6,740,085
CPFL Energia SA	1,281,566	6,503,894
Duratex SA	1,897,455	3,819,142
EDP – Energias do Brasil SA	1,527,700	5,178,572
Embraer SA	3,994,100	20,846,496
Equatorial Energia SA	1,111,700	14,073,715
Fibria Celulose SA	1,496,261	13,874,269
Hypermarcas SA	2,090,300	16,539,020
JBS SA	4,286,865	11,901,347
Klabin SA Units	3,331,100	16,784,971
Kroton Educacional SA	8,317,780	25,586,064
Localiza Rent A Car SA	915,989	8,455,479
Lojas Americanas SA	993,850	2,974,376
Lojas Renner SA	3,872,700	22,470,691
M. Dias Branco SA	186,900	4,753,445
Multiplan Empreendimentos Imobiliarios SA	494,400	7,501,099
Natura Cosmeticos SA	1,034,500	6,467,779
Odontoprev SA	1,651,000	5,138,176
Petroleo Brasileiro SAa	18,193,774	51,419,384
Porto Seguro SA	712,100	5,219,167

Security	Shares	Value
Qualicorp SA	1,331,200	$5,635,980
Raia Drogasil SA	1,344,900	21,558,725
Rumo Logistica Operadora Multimodal SAa	4,647,800	6,116,206
Sul America SA	1,077,265	4,480,130
TIM Participacoes SA	5,109,076	10,099,006
TOTVS SA	762,600	6,271,019
Tractebel Energia SA	980,100	9,654,067
Transmissora Alianca de Energia Eletrica SA Units	495,400	2,592,529
Ultrapar Participacoes SA	2,162,900	40,982,211
Vale SA	7,766,048	30,658,857
WEG SA	3,411,020	13,627,034

		878,051,517
CHILE — 1.10%
AES Gener SA	15,723,873	7,107,962
Aguas Andinas SA Series A	15,624,583	8,608,650
Banco de Chile	140,329,188	14,198,826
Banco de Credito e Inversiones	217,111	8,823,333
Banco Santander Chile	402,254,707	18,176,883
Cencosud SA	7,681,062	20,419,691
Cia. Cervecerias Unidas SA	862,240	9,402,650
Colbun SA	47,279,862	11,469,662
Empresa Nacional de Electricidad SA/Chile	19,716,845	17,209,587
Empresa Nacional de Telecomunicaciones SA	740,092	6,342,664
Empresas CMPC SA	7,509,919	15,712,709
Empresas COPEC SA	2,689,691	23,051,317
Endesa Americas SA	19,725,223	8,284,679
Enersis Americas SA	118,176,961	18,002,122
Enersis Chile SA	117,632,440	13,531,954
Itau CorpBanca	951,808,113	7,600,934
LATAM Airlines Group SAa	1,815,570	11,070,671
SACI Falabella	2,876,350	20,315,747

		239,330,041
CHINA — 26.55%
3SBio Inc.[a,b]	5,280,500	5,145,805
58.com Inc. ADR[a]	451,613	24,409,683
AAC Technologies Holdings Inc.[c]	4,422,500	35,809,717
Agricultural Bank of China Ltd. Class H	142,215,000	51,993,152
Air China Ltd. Class H	11,088,000	7,336,666

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Alibaba Group Holding Ltd. ADR[a,c]	5,619,269	$460,780,058
Alibaba Health Information Technology Ltd.[a,c]	16,552,000	12,081,363
Alibaba Pictures Group Ltd.[a,c]	65,470,000	15,423,247
Aluminum Corp. of China Ltd. Class Ha,c	23,724,000	7,176,921
Anhui Conch Cement Co. Ltd. Class H	7,382,500	17,866,674
ANTA Sports Products Ltd.[c]	6,072,402	13,210,815
AviChina Industry & Technology Co. Ltd. Class H	12,748,000	8,960,187
Baidu Inc.[a]	1,537,956	274,586,664
Bank of China Ltd. Class H	473,170,000	192,480,475
Bank of Communications Co. Ltd. Class H	52,327,600	32,400,991
Beijing Capital International Airport Co. Ltd. Class H	9,256,000	9,973,124
Beijing Enterprises Holdings Ltd.	3,073,000	15,981,823
Beijing Enterprises Water Group Ltd.[c]	26,404,000	16,961,047
Belle International Holdings Ltd.	35,545,000	20,865,354
Brilliance China Automotive Holdings Ltd.	18,182,000	17,671,402
Byd Co. Ltd. Class Ha,c	3,846,500	22,257,574
CGN Power Co. Ltd. Class Hb	59,247,000	17,999,513
China Cinda Asset Management Co. Ltd. Class H	52,413,000	17,137,802
China CITIC Bank Corp. Ltd. Class H	50,491,800	29,639,310
China Coal Energy Co. Ltd. Class Hc	14,313,000	6,430,408
China Communications Construction Co. Ltd. Class H	26,520,000	30,042,674
China Communications Services Corp. Ltd. Class H	14,572,000	6,846,907
China Conch Venture Holdings Ltd.	8,176,000	16,482,195

Security	Shares	Value
China Construction Bank Corp. Class H	501,257,760	$323,281,782
China COSCO Holdings Co. Ltd. Class Ha,c	15,793,500	5,672,376
China Everbright Bank Co. Ltd. Class H	19,889,000	8,551,490
China Everbright International Ltd.[c]	14,944,000	16,024,860
China Everbright Ltd.	5,626,000	10,805,651
China Galaxy Securities Co. Ltd. Class H	18,024,000	15,893,668
China Gas Holdings Ltd.[c]	10,500,000	14,868,405
China Huishan Dairy Holdings Co. Ltd.[c]	27,179,000	10,706,248
China International Marine Containers Group Co. Ltd. Class H	57,100	72,256
China Jinmao Holdings Group Ltd.	22,322,000	6,436,704
China Life Insurance Co. Ltd. Class H	44,236,000	98,971,014
China Longyuan Power Group Corp. Ltd.	19,063,000	13,104,332
China Medical System Holdings Ltd.[c]	6,963,000	9,967,439
China Mengniu Dairy Co. Ltd.	16,485,000	27,290,552
China Merchants Bank Co. Ltd. Class H	23,408,967	48,034,466
China Merchants Holdings International Co. Ltd.[c]	7,314,000	20,902,120
China Minsheng Banking Corp. Ltd. Class H	35,236,540	33,203,719
China Mobile Ltd.	36,630,000	417,785,187
China National Building Material Co. Ltd. Class Hc	17,258,000	7,842,374
China Oilfield Services Ltd. Class H	10,602,000	8,065,990
China Overseas Land & Investment Ltd.	23,472,960	70,556,518
China Pacific Insurance Group Co. Ltd. Class H	15,754,400	53,845,423
China Petroleum & Chemical Corp. Class H	152,146,800	103,805,673
China Power International Development Ltd.	19,766,000	8,345,936

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	11,834,500	$14,792,839
China Railway Group Ltd. Class H	24,002,000	18,446,083
China Resources Beer Holdings Co. Ltd.	7,362,000	15,959,537
China Resources Gas Group Ltd.[c]	5,416,000	15,164,228
China Resources Land Ltd.	16,511,333	39,492,101
China Resources Power Holdings Co. Ltd.	11,532,999	18,112,754
China Shenhua Energy Co. Ltd. Class H	20,176,000	32,050,339
China Shipping Container Lines Co. Ltd. Class Ha,c	22,811,000	4,962,647
China Southern Airlines Co. Ltd. Class H	11,002,000	6,458,310
China State Construction International Holdings Ltd.	11,040,000	14,140,819
China Taiping Insurance Holdings Co. Ltd.[a]	9,700,460	18,781,166
China Telecom Corp. Ltd. Class H	83,326,000	38,830,368
China Unicom Hong Kong Ltd.	35,842,000	38,711,196
China Vanke Co. Ltd. Class H	7,880,231	18,787,212
Chongqing Changan Automobile Co. Ltd. Class B	5,252,975	7,336,982
Chongqing Rural Commercial Bank Co. Ltd. Class H	15,425,000	7,902,976
CITIC Ltd.	25,920,000	37,637,996
CITIC Securities Co. Ltd. Class H	12,975,000	28,127,546
CNOOC Ltd.	106,241,000	126,917,796
COSCO Pacific Ltd.	10,290,000	10,411,668
Country Garden Holdings Co. Ltd.	33,753,939	13,513,481
CRRC Corp. Ltd. Class Hc	24,881,300	23,670,090
CSPC Pharmaceutical Group Ltd.	25,020,000	22,803,576
Ctrip.com International Ltd.[a,c]	2,004,403	91,721,481
Dalian Wanda Commercial Properties Co. Ltd. Class Hb	4,183,000	26,520,182

Security	Shares	Value
Dongfeng Motor Group Co. Ltd. Class H	16,236,000	$18,100,032
ENN Energy Holdings Ltd.	4,582,000	22,738,503
Evergrande Real Estate Group Ltd.[c]	24,663,388	16,509,673
Far East Horizon Ltd.	10,689,000	8,104,659
Fosun International Ltd.	14,222,000	20,212,133
GCL-Poly Energy Holdings Ltd.[c]	78,912,000	11,275,828
Geely Automobile Holdings Ltd.[c]	31,685,000	16,764,011
GF Securities Co. Ltd.[a]	8,223,200	19,054,421
GOME Electrical Appliances Holding Ltd.[c]	72,722,200	8,706,274
Great Wall Motor Co. Ltd. Class H	18,455,500	14,207,230
Guangdong Investment Ltd.	17,114,110	24,146,115
Guangzhou Automobile Group Co. Ltd. Class H	12,942,742	14,811,889
Guangzhou R&F Properties Co. Ltd. Class H	5,976,800	7,940,189
Haier Electronics Group Co. Ltd.	7,618,000	12,317,229
Haitian International Holdings Ltd.	3,956,000	6,355,552
Haitong Securities Co. Ltd. Class H	18,298,000	29,915,051
Hanergy Thin Film Power Group Ltd.[a,c]	24,101,131	31
Hengan International Group Co. Ltd.	4,359,500	39,340,248
Huadian Power International Corp. Ltd. Class H	9,698,000	5,143,536
Huaneng Power International Inc. Class H	25,130,000	17,177,874
Huaneng Renewables Corp. Ltd. Class H	24,172,000	7,343,566
Huatai Securities Co. Ltd.[a,b]	8,776,600	18,416,042
Industrial & Commercial Bank of China Ltd. Class H	439,508,085	233,102,259
JD.com Inc. ADR[a,c]	3,924,477	96,581,379
Jiangsu Expressway Co. Ltd. Class H	7,524,000	10,305,589
Jiangxi Copper Co. Ltd. Class H	7,642,000	8,214,401

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Kingsoft Corp. Ltd.[c]	4,767,000	$9,106,709
Kunlun Energy Co. Ltd.[c]	19,174,000	15,698,286
Lenovo Group Ltd.[c]	43,232,000	26,546,429
Longfor Properties Co. Ltd.	8,938,000	12,081,255
Luye Pharma Group Ltd.[a]	7,943,000	4,908,041
Netease Inc.	469,722	83,535,360
New China Life Insurance Co. Ltd. Class H	4,651,200	15,926,819
New Oriental Education & Technology Group Inc. ADR	785,206	33,174,954
Nine Dragons Paper Holdings Ltd.	9,934,000	7,186,921
People’s Insurance Co. Group of China Ltd. (The) Class H	40,252,000	16,114,998
PetroChina Co. Ltd. Class H	125,740,000	86,436,487
PICC Property & Casualty Co. Ltd. Class H	26,890,128	49,085,305
Ping An Insurance Group Co. of China Ltd. Class H	31,092,500	138,888,892
Qihoo 360 Technology Co. Ltd. ADR[a,c]	540,745	40,177,354
Qunar Cayman Islands Ltd. ADR[a,c]	204,434	6,640,016
Semiconductor Manufacturing International Corp.[a,c]	165,473,000	13,845,954
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,512,000	6,609,491
Shanghai Electric Group Co. Ltd. Class Ha,c	16,816,000	7,230,221
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,456,000	6,386,488
Shanghai Industrial Holdings Ltd.	3,030,000	6,833,751
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,548,312	7,825,866
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,222,300	9,120,601
Shenzhou International Group Holdings Ltd.[c]	3,399,000	17,108,436

Security	Shares	Value
Shimao Property Holdings Ltd.	7,478,000	$9,472,464
Shui On Land Ltd.	23,461,100	5,919,525
Sino Biopharmaceutical Ltd.	26,962,000	18,291,323
Sino-Ocean Group Holding Ltd.[c]	18,903,500	7,665,406
Sinopec Engineering Group Co. Ltd. Class H	7,376,000	6,475,714
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	21,161,000	10,351,474
Sinopharm Group Co. Ltd. Class H	7,194,800	33,342,920
Sinotrans Ltd. Class H	11,313,000	4,878,710
SOHO China Ltd.[c]	12,715,000	5,581,528
SouFun Holdings Ltd. ADR[a,c]	1,582,760	8,594,387
Sun Art Retail Group Ltd.[c]	14,520,500	9,140,560
Sunac China Holdings Ltd.[c]	11,219,000	6,975,634
TAL Education Group Class A ADR[a,c]	243,621	13,014,234
Tencent Holdings Ltd.	33,608,600	749,775,736
Tingyi Cayman Islands Holding Corp.[c]	11,740,000	10,669,773
TravelSky Technology Ltd. Class H	5,704,000	10,808,607
Tsingtao Brewery Co. Ltd. Class H	2,214,000	7,966,028
Vipshop Holdings Ltd. ADR[a]	2,368,910	27,645,180
Want Want China Holdings Ltd.[c]	34,580,000	24,483,307
Weichai Power Co. Ltd. Class H	5,877,400	6,869,949
Yanzhou Coal Mining Co. Ltd. Class Hc	11,330,800	6,097,043
YY Inc. ADR[a]	168,434	7,318,457
Zhejiang Expressway Co. Ltd. Class H	8,740,000	8,190,779
Zhuzhou CRRC Times Electric Co. Ltd. Class H	3,234,000	18,109,717
Zijin Mining Group Co. Ltd. Class H	34,252,000	9,876,802
ZTE Corp. Class H	4,470,400	5,869,876

		5,753,876,588
COLOMBIA — 0.30%
Cementos Argos SA	2,664,239	10,034,652

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Corp. Financiera Colombiana SA	618,329	$7,782,971
Ecopetrol SA	28,610,402	12,405,233
Grupo Argos SA/Colombia	1,778,921	9,946,644
Grupo de Inversiones Suramericana SA	1,523,989	18,344,291
Interconexion Electrica SA ESP	2,259,676	6,434,355

		64,948,146
CZECH REPUBLIC — 0.18%
CEZ AS	971,483	17,653,213
Komercni Banka AS	467,077	18,375,677
O2 Czech Republic AS	250,814	2,428,126

		38,457,016
EGYPT — 0.18%
Commercial International Bank Egypt SAE	6,372,228	30,555,292
Global Telecom Holding SAE[a]	15,957,072	5,408,903
Talaat Moustafa Group	5,698,526	3,741,283

		39,705,478
GREECE — 0.47%
Alpha Bank AEa	8,184,675	22,232,274
Eurobank Ergasias SAa	10,967,995	12,088,017
FF Group[c]	222,512	4,808,079
Hellenic Telecommunications Organization SA	1,434,122	14,544,443
JUMBO SAa	655,555	8,976,497
National Bank of Greece SAa	32,350,755	10,336,153
OPAP SA	1,275,233	10,448,645
Piraeus Bank SAa	38,790,952	11,702,869
Titan Cement Co. SA	308,226	7,205,783

		102,342,760
HUNGARY — 0.29%
MOL Hungarian Oil & Gas PLC	215,497	11,857,779
OTP Bank PLC	1,435,347	34,705,492
Richter Gedeon Nyrt	826,999	16,587,611

		63,150,882
INDIA — 8.54%
ACC Ltd.	253,792	5,767,417
Adani Ports & Special Economic Zone Ltd.	4,929,995	14,078,896
Ambuja Cements Ltd.	4,155,279	14,105,161

Security	Shares	Value
Apollo Hospitals Enterprise Ltd.	478,282	$9,731,974
Ashok Leyland Ltd.	6,965,106	11,278,120
Asian Paints Ltd.	1,745,849	25,553,978
Aurobindo Pharma Ltd.	1,606,906	18,754,600
Axis Bank Ltd.	3,573,183	27,359,796
Bajaj Auto Ltd.	505,823	19,683,758
Bajaj Finance Ltd.	89,443	10,087,910
Bharat Forge Ltd.	631,470	7,089,432
Bharat Heavy Electricals Ltd.	3,505,266	6,277,544
Bharat Petroleum Corp. Ltd.	545,250	7,945,569
Bharti Airtel Ltd.	6,121,107	31,967,853
Bharti Infratel Ltd.	3,430,036	19,093,706
Bosch Ltd.	45,591	15,142,263
Cadila Healthcare Ltd.	1,200,590	6,002,504
Cairn India Ltd.	2,618,838	5,649,466
Cipla Ltd.	2,102,034	14,765,941
Coal India Ltd.	4,094,166	17,731,143
Container Corp. of India Ltd.	213,065	4,556,903
Dabur India Ltd.	3,150,907	13,566,438
Divi’s Laboratories Ltd.	510,181	8,336,457
Dr. Reddy’s Laboratories Ltd.	707,533	33,471,774
Eicher Motors Ltd.	73,881	20,298,032
GAIL (India) Ltd.	2,004,472	11,035,991
GlaxoSmithKline Consumer Healthcare Ltd.	52,370	4,472,523
Glenmark Pharmaceuticals Ltd.	827,673	10,469,999
Godrej Consumer Products Ltd.	725,701	15,991,091
Havells India Ltd.	1,272,567	6,893,820
HCL Technologies Ltd.	3,370,828	37,062,325
Hero Motocorp Ltd.	299,023	13,771,901
Hindalco Industries Ltd.	6,704,599	10,487,613
Hindustan Unilever Ltd.	3,906,754	49,248,848
Housing Development Finance Corp. Ltd.	8,975,953	165,111,645
ICICI Bank Ltd.	6,600,216	23,998,556
Idea Cellular Ltd.	7,106,328	12,140,483
Indiabulls Housing Finance Ltd.	1,783,123	19,039,678
Infosys Ltd.	10,979,922	203,761,308
ITC Ltd.	13,426,252	70,049,577
JSW Steel Ltd.	516,752	10,668,738
Larsen & Toubro Ltd.	1,889,412	41,378,362
LIC Housing Finance Ltd.	1,721,546	12,044,553

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Lupin Ltd.	1,328,895	$29,126,669
Mahindra & Mahindra Financial Services Ltd.	1,716,445	8,202,763
Mahindra & Mahindra Ltd.	2,239,017	44,001,667
Marico Ltd.	2,677,884	9,917,941
Maruti Suzuki India Ltd.	631,876	39,081,744
Motherson Sumi Systems Ltd.	1,928,752	8,162,475
Nestle India Ltd.	134,452	12,184,007
NTPC Ltd.	9,107,874	19,377,159
Oil & Natural Gas Corp. Ltd.	5,010,714	15,694,553
Piramal Enterprises Ltd.	429,626	9,231,356
Power Finance Corp. Ltd.	1,672,120	4,068,159
Reliance Industries Ltd.	7,716,984	109,856,775
Shree Cement Ltd.	49,567	9,672,471
Shriram Transport Finance Co. Ltd.	898,729	15,766,660
Siemens Ltd.	439,716	7,869,600
State Bank of India	9,264,598	28,219,950
Sun Pharmaceuticals Industries Ltd.	5,764,891	65,351,425
Tata Consultancy Services Ltd.	2,830,191	108,075,987
Tata Motors Ltd.[a]	9,260,727	63,263,627
Tata Motors Ltd. Class Aa	2,197,521	10,271,537
Tata Power Co. Ltd.	6,964,902	7,634,116
Tata Steel Ltd.	1,787,813	8,883,931
Tech Mahindra Ltd.	1,413,994	11,355,453
Titan Co. Ltd.	1,566,951	8,395,420
Ultratech Cement Ltd.	216,753	10,394,544
United Spirits Ltd.[a]	376,382	13,817,362
UPL Ltd.	1,748,296	15,473,141
Vedanta Ltd.	5,730,238	9,244,517
Wipro Ltd.	3,705,803	30,041,320
Yes Bank Ltd.	584,442	8,972,707
Zee Entertainment Enterprises Ltd.	3,516,830	23,172,870

		1,850,705,552
INDONESIA — 2.56%
Adaro Energy Tbk PT	86,694,600	4,506,088
AKR Corporindo Tbk PT	9,918,600	4,647,075
Astra International Tbk PT	121,276,100	58,596,066
Bank Central Asia Tbk PT	74,140,300	70,558,119
Bank Danamon Indonesia Tbk PT	23,089,816	5,544,260

Security	Shares	Value
Bank Mandiri Persero Tbk PT	56,551,500	$37,362,905
Bank Negara Indonesia Persero Tbk PT	45,423,976	15,961,573
Bank Rakyat Indonesia Persero Tbk PT	66,656,622	50,504,834
Bumi Serpong Damai Tbk PT	45,972,300	6,158,807
Charoen Pokphand Indonesia Tbk PT	45,407,745	11,634,488
Global Mediacom Tbk PT	40,427,200	2,944,734
Gudang Garam Tbk PT	2,969,700	15,044,161
Hanjaya Mandala Sampoerna Tbk PT	2,189,500	15,227,123
Indocement Tunggal Prakarsa Tbk PT	8,826,300	10,758,265
Indofood CBP Sukses Makmur Tbk PT	6,283,700	7,452,119
Indofood Sukses Makmur Tbk PT	26,994,000	13,684,733
Jasa Marga Persero Tbk PT	12,145,200	4,801,177
Kalbe Farma Tbk PT	129,250,915	13,530,659
Lippo Karawaci Tbk PT	113,664,500	7,946,530
Matahari Department Store Tbk PT	13,919,500	19,335,469
Media Nusantara Citra Tbk PT	29,158,400	4,482,624
Perusahaan Gas Negara Persero Tbk PT	66,010,400	11,984,319
Semen Indonesia Persero Tbk PT	17,920,400	11,806,998
Summarecon Agung Tbk PT	58,589,000	6,862,548
Surya Citra Media Tbk PT	33,617,300	8,244,360
Telekomunikasi Indonesia Persero Tbk PT	302,972,100	82,064,185
Tower Bersama Infrastructure Tbk PT	10,803,500	5,259,391
Unilever Indonesia Tbk PT	9,248,000	29,179,268
United Tractors Tbk PT	10,207,353	10,610,865
Waskita Karya Persero Tbk PT	15,911,400	2,923,691
XL Axiata Tbk PTa	19,274,900	4,980,995

		554,598,429
MALAYSIA — 2.94%
AirAsia Bhd[c]	7,580,200	4,222,441
Alliance Financial Group Bhd	6,346,600	6,225,171

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
AMMB Holdings Bhd	11,866,475	$12,386,657
Astro Malaysia Holdings Bhd[c]	8,199,300	5,480,762
Axiata Group Bhd[c]	15,924,100	20,131,703
Berjaya Sports Toto Bhd	6,390,792	4,720,735
British American Tobacco Malaysia Bhd	822,900	9,976,840
CIMB Group Holdings Bhd[c]	18,161,200	19,309,195
Dialog Group Bhd	19,195,612	7,205,909
DiGi.Com Bhd[c]	20,528,400	22,273,488
Felda Global Ventures Holdings Bhd	7,139,000	2,368,716
Gamuda Bhd	10,417,200	12,110,090
Genting Bhd[c]	13,439,000	27,209,988
Genting Malaysia Bhd	18,078,400	19,308,730
Genting Plantations Bhd[c]	1,886,000	4,750,400
HAP Seng Consolidated Bhd	2,854,400	5,378,356
Hartalega Holdings Bhd	3,567,200	3,602,622
Hong Leong Bank Bhd[c]	3,368,600	10,899,612
Hong Leong Financial Group Bhd	997,200	3,593,688
IHH Healthcare Bhd	15,343,800	24,006,042
IJM Corp. Bhd	17,515,540	14,804,852
IOI Corp. Bhd	15,014,720	15,054,721
IOI Properties Group Bhd[c]	12,111,685	7,127,972
Kuala Lumpur Kepong Bhd	2,530,300	14,119,184
Lafarge Malaysia Bhd	2,411,100	4,636,506
Malayan Banking Bhd[c]	20,206,600	39,933,605
Malaysia Airports Holdings Bhd	4,587,500	7,099,570
Maxis Bhd[c]	11,157,900	14,862,788
MISC Bhd[c]	6,533,000	12,214,764
Petronas Chemicals Group Bhd	14,990,900	23,889,591
Petronas Dagangan Bhd[c]	1,301,600	7,389,078
Petronas Gas Bhd	4,109,400	21,537,277
PPB Group Bhd[c]	3,021,100	11,940,991
Public Bank Bhd	15,342,530	71,046,058
RHB Bank Bhd	3,214,200	4,748,515
Sapurakencana Petroleum Bhd[c]	19,195,200	7,438,198
Sime Darby Bhd[c]	16,187,973	29,051,315
Telekom Malaysia Bhd[c]	6,605,800	10,767,022
Tenaga Nasional Bhd	20,109,850	68,088,085
UMW Holdings Bhd[c]	3,153,500	3,803,446
Westports Holdings Bhd	5,234,800	5,502,309

Security	Shares	Value
YTL Corp. Bhd[c]	26,397,462	$10,420,892
YTL Power International Bhd	15,546,143	5,459,411

		636,097,295
MEXICO — 4.18%
Alfa SAB de CV	16,762,100	29,474,387
America Movil SAB de CV	187,388,100	114,959,213
Arca Continental SAB de CV	2,500,636	16,668,506
Cemex SAB de CV CPO[a]	83,672,005	53,331,773
Coca-Cola Femsa SAB de CV Series L	2,964,193	23,825,455
El Puerto de Liverpool SAB de CV Series C1	1,138,710	12,278,638
Fibra Uno Administracion SA de CV	14,803,100	32,142,969
Fomento Economico Mexicano SAB de CV	10,944,200	99,158,889
Gentera SAB de CV	6,469,400	11,815,180
Gruma SAB de CV Series B	1,227,250	17,693,382
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,032,100	20,603,513
Grupo Aeroportuario del Sureste SAB de CV Series B	1,271,000	20,100,463
Grupo Bimbo SAB de CV	9,957,200	29,439,050
Grupo Carso SAB de CV Series A1	3,390,941	14,390,607
Grupo Comercial Chedraui SA de CVc	1,804,600	4,520,534
Grupo Financiero Banorte SAB de CV	14,952,556	78,414,357
Grupo Financiero Inbursa SAB de CV Series O	14,200,500	23,750,901
Grupo Financiero Santander Mexico SAB de CV Series B	11,061,900	20,046,262
Grupo Lala SAB de CV	3,622,700	8,734,331
Grupo Mexico SAB de CV Series B	22,634,088	50,290,731
Grupo Televisa SAB	14,656,900	78,432,850
Industrias Penoles SAB de CV	820,443	13,123,949
Kimberly-Clark de Mexico SAB de CV Series A	9,250,800	22,037,264
Mexichem SAB de CV	6,281,092	13,252,884

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
OHL Mexico SAB de CVa	4,699,600	$5,932,229
Promotora y Operadora de Infraestructura SAB de CV	1,563,550	18,735,599
Wal-Mart de Mexico SAB de CV	31,277,500	72,809,715

		905,963,631
PERU — 0.37%
Cia. de Minas Buenaventura SA ADR[a]	1,135,025	10,850,839
Credicorp Ltd.	404,559	56,719,172
Southern Copper Corp.[c]	503,935	13,127,507

		80,697,518
PHILIPPINES — 1.55%
Aboitiz Equity Ventures Inc.	12,957,880	21,889,715
Aboitiz Power Corp.	6,539,364	6,432,390
Alliance Global Group Inc.	13,261,680	4,316,108
Ayala Corp.	1,453,836	26,316,095
Ayala Land Inc.	45,328,600	34,603,465
Bank of the Philippine Islands	5,347,182	10,548,007
BDO Unibank Inc.	9,293,256	20,070,969
DMCI Holdings Inc.	19,642,900	5,334,434
Energy Development Corp.	51,391,500	6,208,959
Globe Telecom Inc.	215,135	11,086,824
GT Capital Holdings Inc.	434,565	12,963,074
International Container Terminal Services Inc.	3,686,120	4,457,395
JG Summit Holdings Inc.	15,893,404	28,072,173
Jollibee Foods Corp.	2,899,199	14,593,637
Megaworld Corp.	61,076,000	5,877,088
Metro Pacific Investments Corp.	72,383,400	9,333,303
Metropolitan Bank & Trust Co.	2,650,506	4,936,578
Philippine Long Distance Telephone Co.	597,588	24,279,209
Robinsons Land Corp.	7,675,900	4,759,994
Security Bank Corp.	2,215,200	9,615,858
SM Investments Corp.	1,053,915	21,184,221
SM Prime Holdings Inc.	49,917,725	25,617,992
Universal Robina Corp.	5,480,100	22,850,839

		335,348,327
POLAND — 1.18%
Alior Bank SAa,c	301,851	3,953,608
Bank Handlowy w Warszawie SA	213,579	4,030,988

Security	Shares	Value
Bank Millennium SAa	3,614,214	$4,178,547
Bank Pekao SA	780,700	29,522,560
Bank Zachodni WBK SA	209,621	13,712,008
CCC SA	144,311	6,238,360
Cyfrowy Polsat SAa	1,217,177	6,912,710
Enea SA	1,179,029	2,995,289
Energa SA	1,215,051	3,034,431
Eurocash SA	486,127	6,038,148
Grupa Azoty SAa	256,005	4,422,799
Grupa Lotos SAa	528,680	4,149,927
KGHM Polska Miedz SA	799,013	12,217,708
LPP SAc	7,603	10,409,391
mBank SAa,c	92,850	7,185,950
Orange Polska SA	3,886,710	5,656,406
PGE Polska Grupa Energetyczna SA	5,002,313	15,993,095
Polski Koncern Naftowy ORLEN SAc	1,911,698	33,530,993
Polskie Gornictwo Naftowe i Gazownictwo SA	10,498,157	14,080,410
Powszechna Kasa Oszczednosci Bank Polski SAa	5,225,086	32,801,270
Powszechny Zaklad Ubezpieczen SA	3,345,510	26,481,453
Synthos SA	3,391,458	3,121,330
Tauron Polska Energia SA	6,477,737	4,237,304

		254,904,685
QATAR — 0.89%
Barwa Real Estate Co.	629,445	5,238,531
Commercial Bank QSC (The)	854,345	8,635,555
Doha Bank QSC	585,745	5,582,737
Ezdan Holding Group QSC	4,741,758	22,023,794
Industries Qatar QSC	931,588	24,564,293
Masraf Al Rayan QSC	2,279,451	20,567,181
Ooredoo QSC	470,816	10,604,110
Qatar Electricity & Water Co. QSC	187,627	10,281,285
Qatar Gas Transport Co. Ltd.	1,409,195	9,049,503
Qatar Insurance Co. SAQ	682,718	13,501,530
Qatar Islamic Bank SAQ	352,598	8,958,406
Qatar National Bank SAQ	1,299,906	47,665,303
Vodafone Qatar QSC	2,153,854	6,389,239

		193,061,467

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
RUSSIA — 3.55%
Alrosa PJSC	11,118,000	$11,895,993
Gazprom PJSC	44,292,669	98,249,772
Gazprom PJSC ADR	13,397,365	58,573,280
Lukoil PJSC	1,855,977	72,285,531
Lukoil PJSC ADR	698,768	26,727,876
Magnit PJSC GDR[d]	1,608,236	56,931,554
MegaFon PJSC GDR[d]	593,874	6,651,389
MMC Norilsk Nickel PJSC	334,379	45,600,184
Mobile TeleSystems PJSC ADR	3,131,554	27,432,413
Moscow Exchange MICEX-RTS PJSC	7,017,860	11,629,832
Novatek OJSC GDR[d]	547,068	54,925,627
PhosAgro OJSC GDR[d]	294,832	4,422,480
Rosneft PJSC	6,700,087	32,047,256
Rosneft PJSC GDR[d]	333,596	1,613,938
Rostelecom PJSC	5,323,870	7,892,795
RusHydro PJSC	740,458,100	7,058,732
Sberbank of Russia PJSC	61,067,081	122,741,818
Sberbank of Russia PJSC ADR	914,844	7,812,768
Severstal PJSC	1,302,803	13,360,009
Sistema JSFC GDR[d]	1,074,032	8,001,538
Surgutneftegas OJSC	29,284,960	15,237,198
Surgutneftegas OJSC ADR	1,398,274	7,089,249
Tatneft PJSC Class S	8,576,160	39,709,822
VTB Bank PJSC	29,830,502,000	30,608,699
VTB Bank PJSC GDR[d]	758,990	1,543,027

		770,042,780
SOUTH AFRICA — 7.02%
African Bank Investments Ltd.[a,c]	14,665,413	9,324
Anglo American Platinum Ltd.[a,c]	318,641	7,117,963
AngloGold Ashanti Ltd.[a]	2,435,863	32,539,091
Aspen Pharmacare Holdings Ltd.	2,055,603	42,084,446
Barclays Africa Group Ltd.	2,385,489	22,136,452
Bid Corp. Ltd.	1,995,421	38,391,048
Bidvest Group Ltd. (The)	1,995,421	15,908,306
Brait SEa,c	2,067,363	20,968,066
Capitec Bank Holdings Ltd.[c]	218,414	8,262,598
Coronation Fund Managers Ltd.	1,318,233	5,689,322

Security	Shares	Value
Discovery Ltd.	2,163,265	$16,533,958
Exxaro Resources Ltd.[c]	877,548	3,490,552
FirstRand Ltd.	20,053,814	54,189,159
Fortress Income Fund Ltd.	4,400,071	10,211,253
Fortress Income Fund Ltd. Class A	4,578,874	4,591,101
Foschini Group Ltd. (The)	1,252,464	11,148,586
Gold Fields Ltd.	4,697,272	16,312,627
Growthpoint Properties Ltd.	12,678,857	18,944,121
Hyprop Investments Ltd.	1,417,261	10,627,655
Impala Platinum Holdings Ltd.[a]	3,692,505	10,564,771
Imperial Holdings Ltd.	981,734	8,738,731
Investec Ltd.	1,542,305	10,405,263
Liberty Holdings Ltd.	741,536	5,612,911
Life Healthcare Group Holdings Ltd.	5,692,932	13,899,325
Massmart Holdings Ltd.	612,874	4,659,292
MMI Holdings Ltd./South Africa	6,242,354	8,930,122
Mondi Ltd.	698,375	13,521,691
Mr. Price Group Ltd.	1,458,222	17,105,923
MTN Group Ltd.	9,921,535	77,275,435
Naspers Ltd. Class N	2,601,618	382,364,072
Nedbank Group Ltd.	1,203,596	13,545,047
Netcare Ltd.	5,935,063	12,328,237
New Europe Property Investments PLC	1,283,184	15,011,817
Pick n Pay Stores Ltd.	1,601,657	7,281,185
Pioneer Foods Group Ltd.	711,842	7,394,503
PSG Group Ltd.	526,214	6,282,583
Rand Merchant Investment Holdings Ltd.	3,801,398	9,882,958
Redefine Properties Ltd.	26,273,615	18,291,969
Remgro Ltd.	2,891,350	44,690,182
Resilient REIT Ltd.	1,699,609	14,060,028
RMB Holdings Ltd.	4,168,908	14,016,522
Sanlam Ltd.	8,585,228	33,968,638
Sappi Ltd.[a]	3,262,794	15,295,384
Sasol Ltd.	3,294,101	99,903,750
Shoprite Holdings Ltd.	2,642,788	27,709,955
Sibanye Gold Ltd.	4,377,583	12,524,875
SPAR Group Ltd. (The)	1,106,144	14,229,789
Standard Bank Group Ltd.	7,501,052	59,143,277
Steinhoff International Holdings NV Class H	17,365,619	101,833,103

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Telkom SA SOC Ltd.	1,471,245	$5,422,690
Tiger Brands Ltd.	990,319	21,880,459
Truworths International Ltd.	2,671,473	15,969,729
Tsogo Sun Holdings Ltd.	1,489,665	2,552,548
Vodacom Group Ltd.	2,237,879	23,391,869
Woolworths Holdings Ltd./South Africa	6,023,084	31,861,685

		1,520,705,946
SOUTH KOREA — 13.78%
AmorePacific Corp.	192,396	67,398,330
AmorePacific Group	168,021	23,543,805
BGF retail Co. Ltd.[c]	57,794	10,644,221
BNK Financial Group Inc.	1,554,826	11,415,277
Celltrion Inc.[a,c]	447,151	37,181,292
Cheil Worldwide Inc.	438,883	5,984,099
CJ CheilJedang Corp.	47,548	15,260,203
CJ Corp.	87,601	15,950,174
CJ E&M Corp.	115,097	7,272,029
CJ Korea Express Corp.[a,c]	41,569	7,464,143
Coway Co. Ltd.	321,924	27,821,926
Daelim Industrial Co. Ltd.	167,354	11,416,245
Daewoo Engineering & Construction Co. Ltd.[a,c]	637,443	3,118,218
DGB Financial Group Inc.	1,008,045	7,840,726
Dongbu Insurance Co. Ltd.	278,955	17,063,114
Dongsuh Cos. Inc.	209,099	5,842,420
Doosan Heavy Industries & Construction Co. Ltd.[c]	287,653	5,852,983
E-MART Inc.	118,086	18,032,935
GS Engineering & Construction Corp.[a,c]	298,340	7,409,686
GS Holdings Corp.	305,260	13,421,400
GS Retail Co. Ltd.[c]	163,961	7,277,678
Hana Financial Group Inc.	1,772,123	38,437,137
Hankook Tire Co. Ltd.	448,456	19,265,772
Hanmi Pharm Co. Ltd.[c]	31,256	16,600,980
Hanmi Science Co. Ltd.[c]	70,743	9,141,150
Hanon Systems	1,137,884	11,791,297
Hanssem Co. Ltd.[c]	60,425	9,354,265
Hanwha Chemical Corp.	630,507	12,617,547
Hanwha Corp.	269,720	8,713,056
Hanwha Life Insurance Co. Ltd.	1,310,664	7,027,306
Hotel Shilla Co. Ltd.[c]	200,778	11,101,922
Hyosung Corp.	125,642	12,387,091

Security	Shares	Value
Hyundai Department Store Co. Ltd.	90,706	$10,084,364
Hyundai Development Co. – Engineering & Construction	337,134	12,672,934
Hyundai Engineering & Construction Co. Ltd.	431,605	12,385,376
Hyundai Glovis Co. Ltd.	112,195	17,133,319
Hyundai Heavy Industries Co. Ltd.[a,c]	250,295	22,996,562
Hyundai Marine & Fire Insurance Co. Ltd.	373,161	9,894,183
Hyundai Mobis Co. Ltd.	406,320	86,937,070
Hyundai Motor Co.	850,879	99,595,251
Hyundai Steel Co.	472,229	19,375,733
Hyundai Wia Corp.	97,075	7,542,495
Industrial Bank of Korea	1,511,130	14,454,507
Kakao Corp.[c]	182,267	15,721,638
Kangwon Land Inc.	710,593	25,369,804
KB Financial Group Inc.	2,309,300	66,074,115
KCC Corp.[c]	34,431	11,685,970
KEPCO Plant Service & Engineering Co. Ltd.[c]	135,386	7,985,934
Kia Motors Corp.	1,570,628	61,478,265
Korea Aerospace Industries Ltd.[c]	350,239	19,660,169
Korea Electric Power Corp.	1,535,902	81,060,778
Korea Gas Corp.	167,190	5,576,273
Korea Investment Holdings Co. Ltd.	233,546	8,749,647
Korea Zinc Co. Ltd.	50,670	19,961,038
Korean Air Lines Co. Ltd.[a]	217,679	5,059,329
KT Corp.	170,925	4,603,702
KT&G Corp.	685,856	73,373,586
Kumho Petrochemical Co. Ltd.[c]	95,020	5,086,655
LG Chem Ltd.	276,304	62,827,978
LG Corp.	568,369	31,427,687
LG Display Co. Ltd.	1,386,864	30,022,731
LG Electronics Inc.[c]	637,891	30,026,586
LG Household & Health Care Ltd.	57,884	51,288,391
LG Innotek Co. Ltd.	84,072	6,130,103
LG Uplus Corp.	1,298,154	12,580,700
Lotte Chemical Corp.[c]	92,860	22,128,075

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Lotte Chilsung Beverage Co. Ltd.	3,769	$6,141,465
Lotte Confectionery Co. Ltd.	34,591	6,298,244
Lotte Shopping Co. Ltd.	66,408	12,732,193
Mirae Asset Daewoo Co. Ltd.[c]	1,065,954	7,092,646
Mirae Asset Securities Co. Ltd.[c]	457,480	9,001,431
NAVER Corp.	167,957	101,467,562
NCsoft Corp.	105,596	21,308,809
NH Investment & Securities Co. Ltd.	836,485	6,372,952
OCI Co. Ltd.[a,c]	100,780	8,278,538
Orion Corp./Republic of Korea	21,378	17,399,446
Ottogi Corp.[c]	7,272	5,174,237
Paradise Co. Ltd.[c]	274,125	3,979,160
POSCO	415,223	72,467,179
Posco Daewoo Corp.	276,140	5,468,119
S-1 Corp.	117,560	9,864,071
S-Oil Corp.	269,952	19,457,020
Samsung C&T Corp.	451,833	45,494,177
Samsung Card Co. Ltd.	213,349	6,865,191
Samsung Electro-Mechanics Co. Ltd.	335,978	14,715,600
Samsung Electronics Co. Ltd.	604,520	655,344,722
Samsung Fire & Marine Insurance Co. Ltd.	200,009	46,654,222
Samsung Heavy Industries Co. Ltd.[a,c]	887,157	7,101,425
Samsung Life Insurance Co. Ltd.	422,198	36,842,249
Samsung SDI Co. Ltd.[c]	328,032	30,964,591
Samsung SDS Co. Ltd.	203,008	31,171,727
Samsung Securities Co. Ltd.	337,662	10,100,395
Shinhan Financial Group Co. Ltd.	2,549,061	84,590,840
Shinsegae Co. Ltd.	42,552	7,408,575
SK Holdings Co. Ltd.	266,883	51,280,590
SK Hynix Inc.	3,468,277	83,520,347
SK Innovation Co. Ltd.	386,685	53,048,328
SK Networks Co. Ltd.	682,988	3,535,858
SK Telecom Co. Ltd.	119,815	22,318,283
Woori Bank	1,813,929	15,143,978
Yuhan Corp.	47,435	12,616,962

		2,985,820,507

Security	Shares	Value
TAIWAN — 12.05%
Acer Inc.[a,c]	17,605,121	$6,909,791
Advanced Semiconductor Engineering Inc.[c]	37,878,701	42,858,538
Advantech Co. Ltd.[c]	1,939,370	14,331,565
Asia Cement Corp.[c]	13,997,077	10,665,461
Asia Pacific Telecom Co. Ltd.[a]	11,543,000	3,716,412
Asustek Computer Inc.	4,241,968	36,420,116
AU Optronics Corp.[c]	51,895,000	14,416,825
Casetek Holdings Ltd.[c]	842,000	3,201,472
Catcher Technology Co. Ltd.[c]	3,904,210	29,689,355
Cathay Financial Holding Co. Ltd.	48,581,644	56,160,306
Chailease Holding Co. Ltd.[c]	6,187,932	9,468,081
Chang Hwa Commercial Bank Ltd.	28,847,845	14,639,535
Cheng Shin Rubber Industry Co. Ltd.[c]	10,720,128	22,023,720
Chicony Electronics Co. Ltd.	3,082,143	7,428,331
China Airlines Ltd.[a]	15,725,347	4,990,643
China Development Financial Holding Corp.	82,383,848	20,764,898
China Life Insurance Co. Ltd./Taiwan	19,471,983	14,867,072
China Steel Corp.[c]	70,177,313	43,575,028
Chunghwa Telecom Co. Ltd.	22,813,410	76,948,259
Compal Electronics Inc.	25,539,908	15,036,144
CTBC Financial Holding Co. Ltd.[c]	94,682,715	49,645,824
Delta Electronics Inc.	11,646,000	53,565,351
E.Sun Financial Holding Co. Ltd.	42,674,144	23,880,510
Eclat Textile Co. Ltd.[c]	1,140,360	12,238,436
EVA Airways Corp.[a]	11,630,360	5,278,017
Evergreen Marine Corp. Taiwan Ltd.	10,476,808	3,694,390
Far Eastern New Century Corp.	19,186,038	13,530,974
Far EasTone Telecommunications Co. Ltd.	9,714,000	22,369,380
Feng TAY Enterprise Co. Ltd.[c]	1,821,830	7,625,291

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
First Financial Holding Co. Ltd.[c]	54,673,831	$27,661,731
Formosa Chemicals & Fibre Corp.[c]	19,372,090	48,827,468
Formosa Petrochemical Corp.[c]	6,903,000	18,838,390
Formosa Plastics Corp.	24,801,280	60,078,225
Formosa Taffeta Co. Ltd.	5,025,000	4,807,359
Foxconn Technology Co. Ltd.[c]	5,441,205	12,429,890
Fubon Financial Holding Co. Ltd.	39,613,969	46,765,437
Giant Manufacturing Co. Ltd.[c]	1,728,203	10,306,952
Hermes Microvision Inc.[c]	268,000	9,491,453
Highwealth Construction Corp.[c]	4,701,170	7,085,090
Hiwin Technologies Corp.[c]	1,247,542	5,278,982
Hon Hai Precision Industry Co. Ltd.	83,829,902	205,895,750
Hotai Motor Co. Ltd.[c]	1,488,000	14,212,710
HTC Corp.[c]	3,991,708	10,403,838
Hua Nan Financial Holdings Co. Ltd.	40,008,155	19,935,071
Innolux Corp.[c]	52,349,002	15,522,111
Inotera Memories Inc.[a,c]	15,207,000	13,592,458
Inventec Corp.	14,497,281	9,646,332
Largan Precision Co. Ltd.[c]	602,000	50,208,969
Lite-On Technology Corp.	12,844,387	16,541,641
MediaTek Inc.[c]	8,900,338	60,040,609
Mega Financial Holding Co. Ltd.	64,876,162	47,544,355
Merida Industry Co. Ltd.[c]	1,305,500	5,504,216
Nan Ya Plastics Corp.	28,488,160	54,333,877
Nanya Technology Corp.	2,657,000	3,234,432
Nien Made Enterprise Co. Ltd.[a]	528,000	4,840,843
Novatek Microelectronics Corp.[c]	3,500,000	11,644,308
OBI Pharma Inc.[a,c]	663,000	12,360,414
Pegatron Corp.	11,640,414	24,235,619
Phison Electronics Corp.	886,535	7,285,286
Pou Chen Corp.	13,345,220	17,902,748
Powertech Technology Inc.	4,094,300	8,825,735
President Chain Store Corp.	3,471,000	26,341,817
Quanta Computer Inc.[c]	16,182,000	28,779,026

Security	Shares	Value
Realtek Semiconductor Corp.[c]	2,835,637	$7,686,326
Ruentex Development Co. Ltd.[c]	4,917,025	5,691,612
Ruentex Industries Ltd.[c]	3,188,598	4,688,180
Shin Kong Financial Holding Co. Ltd.[c]	47,765,865	9,959,613
Siliconware Precision Industries Co. Ltd.[c]	13,179,509	21,418,596
Simplo Technology Co. Ltd.[c]	1,722,202	5,782,480
SinoPac Financial Holdings Co. Ltd.	57,599,925	16,920,116
Standard Foods Corp.[c]	2,177,972	5,189,066
Synnex Technology International Corp.	8,033,985	7,981,636
TaiMed Biologics Inc.[a]	938,000	7,463,733
Taishin Financial Holding Co. Ltd.[c]	47,552,025	17,934,531
Taiwan Business Bank[a]	25,527,149	6,465,443
Taiwan Cement Corp.[c]	19,943,296	18,376,268
Taiwan Cooperative Financial Holding Co. Ltd.	44,088,943	19,332,216
Taiwan Fertilizer Co. Ltd.[c]	4,429,000	5,832,903
Taiwan Mobile Co. Ltd.	10,110,600	34,567,479
Taiwan Semiconductor Manufacturing Co. Ltd.	146,959,000	705,222,951
Teco Electric and Machinery Co. Ltd.	11,664,000	9,352,659
Transcend Information Inc.	1,264,000	3,612,259
Uni-President Enterprises Corp.	28,955,839	55,137,067
United Microelectronics Corp.[c]	72,683,000	27,189,961
Vanguard International Semiconductor Corp.	5,135,000	8,423,841
Wistron Corp.[c]	14,693,268	9,438,834
WPG Holdings Ltd.[c]	8,792,532	9,665,382
Yuanta Financial Holding Co. Ltd.	56,822,635	19,165,933
Yulon Motor Co. Ltd.[c]	5,244,000	4,413,884
Zhen Ding Technology Holding Ltd.[c]	2,409,075	4,535,598

		2,611,791,434
THAILAND — 2.28%
Advanced Info Service PCL NVDR	6,250,800	28,870,035

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
Airports of Thailand PCL NVDR[c]	2,602,700	$28,850,083
Bangkok Bank PCL Foreign	1,566,200	7,255,594
Bangkok Dusit Medical Services PCL NVDR	23,556,800	15,891,361
Bangkok Expressway & Metro PCL	41,190,300	7,436,737
Banpu PCL NVDR[c]	8,021,200	2,739,220
BEC World PCL NVDR[c]	6,460,700	4,466,880
BTS Group Holdings PCL NVDR	32,432,200	8,261,246
Bumrungrad Hospital PCL NVDR	2,179,000	12,015,759
Central Pattana PCL NVDR	8,688,600	14,045,253
Charoen Pokphand Foods PCL NVDR	16,616,400	13,604,750
CP ALL PCL NVDR	28,926,300	40,282,251
Delta Electronics Thailand PCL NVDR[c]	2,927,700	5,879,985
Electricity Generating PCL NVDR	343,300	1,792,175
Energy Absolute PCL NVDR[c]	6,363,900	3,776,478
Glow Energy PCL NVDR	3,393,900	8,170,060
Home Product Center PCL NVDR	22,455,114	5,562,708
Indorama Ventures PCL NVDR	8,928,480	8,309,922
IRPC PCL NVDR	62,168,300	8,666,148
Kasikornbank PCL Foreign	7,051,300	34,738,385
Kasikornbank PCL NVDR[c]	3,444,000	16,774,136
Krung Thai Bank PCL NVDR[c]	21,626,100	10,351,471
Minor International PCL NVDR	12,185,220	13,387,541
PTT Exploration & Production PCL NVDR	8,231,639	17,914,904
PTT Global Chemical PCL NVDR	12,525,430	20,861,108
PTT PCL NVDR	5,976,100	50,351,465
Robinson Department Store PCL NVDR	1,534,200	2,437,113
Siam Cement PCL (The) Foreign	1,877,200	25,432,185
Siam Cement PCL (The) NVDR	559,100	7,574,651

Security	Shares	Value
Siam Commercial Bank PCL (The) NVDR	9,431,000	$35,374,500
Thai Oil PCL NVDR	5,086,400	9,040,907
Thai Union Group PCL NVDR	11,054,900	6,838,720
TMB Bank PCL NVDR	80,426,200	5,132,869
True Corp. PCL NVDR[c]	57,959,101	11,843,287

		493,929,887
TURKEY — 1.36%
Akbank TAS	13,237,930	35,744,855
Anadolu Efes Biracilik ve Malt Sanayii AS	1,203,948	7,627,540
Arcelik AS	1,394,033	9,261,595
BIM Birlesik Magazalar AS	1,288,058	25,266,735
Coca-Cola Icecek AS	425,079	5,184,505
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,322,980	10,357,612
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	8,359,032	11,667,783
Ford Otomotiv Sanayi AS	445,899	5,284,349
Haci Omer Sabanci Holding AS	5,530,062	17,217,919
KOC Holding ASc	3,810,057	16,922,686
Petkim Petrokimya Holding ASa	3,689,803	5,312,846
TAV Havalimanlari Holding AS	1,000,132	5,130,012
Tofas Turk Otomobil Fabrikasi AS	749,435	5,621,429
Tupras Turkiye Petrol Rafinerileri AS	737,281	16,635,751
Turk Hava Yollari AOa,c	3,066,316	6,461,635
Turk Telekomunikasyon AS	2,720,676	5,558,137
Turkcell Iletisim Hizmetleri AS	5,267,707	19,202,998
Turkiye Garanti Bankasi AS	13,781,779	35,298,985
Turkiye Halk Bankasi AS	3,689,891	11,113,489
Turkiye Is Bankasi Class C	9,266,441	14,158,741
Turkiye Sise ve Cam Fabrikalari AS	4,073,606	4,857,992
Turkiye Vakiflar Bankasi Tao Class Dc	4,559,827	6,889,987
Ulker Biskuvi Sanayi AS	918,575	6,641,164
Yapi ve Kredi Bankasi ASa,c	5,360,055	7,499,882

		294,918,628

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
UNITED ARAB EMIRATES — 0.86%
Abu Dhabi Commercial Bank PJSC	11,589,636	$18,806,455
Aldar Properties PJSC	18,825,655	13,480,213
Arabtec Holding PJSC[a]	13,246,157	4,940,846
DP World Ltd.	998,751	17,178,517
Dubai Financial Market PJSC	12,398,843	4,152,189
Dubai Islamic Bank PJSC	5,849,374	8,122,140
Emaar Malls Group PJSC	10,506,801	7,809,515
Emaar Properties PJSC	20,839,840	35,462,169
Emirates Telecommunications Group Co. PJSC	10,415,672	50,193,960
First Gulf Bank PJSC	5,412,395	17,462,191
National Bank of Abu Dhabi PJSC	4,198,546	8,916,295

		186,524,490

TOTAL COMMON STOCKS
(Cost: $23,225,183,696)		20,854,973,004

PREFERRED STOCKS — 3.37%

BRAZIL — 2.20%
Banco Bradesco SA	16,543,949	104,720,166
Braskem SA Class A	954,100	5,562,493
Centrais Eletricas Brasileiras SA Class B	1,411,837	4,899,490
Cia. Brasileira de Distribuicao	952,386	10,695,173
Cia. Energetica de Minas Gerais	4,531,102	7,082,205
Cia. Energetica de Sao Paulo Class B	1,184,300	3,981,642
Cia. Paranaense de Energia Class B	636,875	4,186,896
Gerdau SA	5,307,385	8,207,144
Itau Unibanco Holding SA	17,242,967	139,063,907
Itausa-Investimentos Itau SA	23,428,330	46,440,388
Lojas Americanas SA	3,635,324	15,512,196
Petroleo Brasileiro SA	22,920,927	51,161,647
Suzano Papel e Celulose SA Class A	2,335,600	9,505,801
Telefonica Brasil SA	2,516,867	29,270,283
Vale SA	11,355,851	35,435,804

		475,725,235

Security	Shares	Value
CHILE — 0.08%
Embotelladora Andina SA Class B	1,504,997	$4,757,873
Sociedad Quimica y Minera de Chile SA Series B	580,389	12,778,072

		17,535,945
COLOMBIA — 0.16%
Bancolombia SA	2,660,067	21,759,345
Grupo Aval Acciones y Valores SA	18,884,093	6,935,346
Grupo de Inversiones Suramericana SA	497,361	5,848,343

		34,543,034
RUSSIA — 0.23%
AK Transneft OJSC	9,251	23,814,836
Surgutneftegas OJSC	41,709,600	25,987,919

		49,802,755
SOUTH KOREA — 0.70%
AmorePacific Corp.	53,476	11,217,486
Hyundai Motor Co.	137,373	11,422,776
Hyundai Motor Co. Series 2	225,359	19,854,586
LG Chem Ltd.	46,533	7,652,683
LG Household & Health Care Ltd.	8,234	4,179,871
Samsung Electronics Co. Ltd.	110,281	98,270,198

		152,597,600

TOTAL PREFERRED STOCKS
(Cost: $957,063,755)		730,204,569

RIGHTS — 0.01%

POLAND — 0.00%
Alior Bank SAa,c	326,694	822,042

		822,042
UNITED ARAB EMIRATES — 0.01%
Dubai Islamic Bank PJSC[a]	1,644,694	832,892

		832,892

TOTAL RIGHTS
(Cost: $1,700,266)		1,654,934

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.94%

MONEY MARKET FUNDS — 4.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	1,010,124,458	$1,010,124,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	61,201,496	61,201,496

		1,071,325,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,071,325,954)		1,071,325,954

TOTAL INVESTMENTS IN SECURITIES — 104.55%
(Cost: $25,255,273,671)[h]		22,658,158,461
Other Assets, Less Liabilities — (4.55)%		(985,861,795)

NET ASSETS — 100.00%		$21,672,296,666

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $26,405,377,840. Net unrealized depreciation was $3,747,219,379, of which $2,868,449,708 represented gross unrealized appreciation on securities and $6,615,669,087 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 – Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets Mini Index	1,590	Jun. 2016	New York Board of Trade	$63,210,669	$64,045,200	$834,531

Schedule 2 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$20,850,215,134	$4,748,515	$9,355	$20,854,973,004
Preferred stocks	730,204,569	—	—	730,204,569
Rights	832,892	822,042	—	1,654,934
Money market funds	1,071,325,954	—	—	1,071,325,954

Total	$22,652,578,549	$5,570,557	$9,355	$22,658,158,461

Derivative financial instruments:[a]
Assets:
Futures contracts	$834,531	$—	$—	$834,531

Total	$834,531	$—	$—	$834,531

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

108

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.64%

CHILE — 5.24%
Banco de Chile	99,162	$10,033
Banco de Credito e Inversiones	165	6,706
Banco Santander Chile	295,593	13,357
Cencosud SA	5,199	13,821
Cia. Cervecerias Unidas SA	702	7,655
Colbun SA	35,928	8,716
Empresa Nacional de Electricidad SA/Chile	13,533	11,812
Empresas CMPC SA	5,169	10,815
Empresas COPEC SA	1,857	15,915
Enersis Americas SA	77,619	11,824
Enersis Chile SA	74,724	8,596
Itau CorpBanca	718,791	5,740
LATAM Airlines Group SAa	1,386	8,451
SACI Falabella	1,848	13,053

		146,494
COLOMBIA — 1.76%
Cementos Argos SA	2,196	8,271
Corp. Financiera Colombiana SA	476	5,991
Ecopetrol SA	19,560	8,481
Grupo Argos SA/Colombia	972	5,435
Grupo de Inversiones Suramericana SA	1,104	13,289
Interconexion Electrica SA ESP	2,691	7,663

		49,130
CZECH REPUBLIC — 0.85%
CEZ AS	696	12,647
Komercni Banka AS	285	11,213

		23,860
EGYPT — 0.83%
Commercial International Bank Egypt SAE	175	839
Commercial International Bank Egypt SAE GDR	4,500	16,627
Global Telecom Holding SAE GDR[a]	3,360	5,813

		23,279
GREECE — 2.22%
Alpha Bank AEa	5,318	14,445
Eurobank Ergasias SAa	7,162	7,893
Hellenic Telecommunications Organization SA	910	9,229

Security	Shares	Value
JUMBO SAa	394	$5,395
National Bank of Greece SAa	20,935	6,689
OPAP SA	825	6,760
Piraeus Bank SAa	24,865	7,502
Titan Cement Co. SA	177	4,138

		62,051
HUNGARY — 1.43%
MOL Hungarian Oil & Gas PLC	138	7,593
OTP Bank PLC	882	21,326
Richter Gedeon Nyrt	552	11,072

		39,991
INDONESIA — 12.18%
Astra International Tbk PT	77,400	37,397
Bank Central Asia Tbk PT	45,900	43,682
Bank Mandiri Persero Tbk PT	37,500	24,776
Bank Negara Indonesia Persero Tbk PT	32,700	11,490
Bank Rakyat Indonesia Persero Tbk PT	42,600	32,277
Charoen Pokphand Indonesia Tbk PT	34,200	8,763
Gudang Garam Tbk PT	2,100	10,638
Hanjaya Mandala Sampoerna Tbk PT	1,500	10,432
Indocement Tunggal Prakarsa Tbk PT	6,600	8,045
Indofood Sukses Makmur Tbk PT	21,300	10,798
Kalbe Farma Tbk PT	98,100	10,270
Lippo Karawaci Tbk PT	67,500	4,719
Matahari Department Store Tbk PT	9,300	12,919
Perusahaan Gas Negara Persero Tbk PT	46,500	8,442
Semen Indonesia Persero Tbk PT	14,400	9,488
Summarecon Agung Tbk PT	43,200	5,060
Surya Citra Media Tbk PT	25,200	6,180
Telekomunikasi Indonesia Persero Tbk PT	192,900	52,250
Unilever Indonesia Tbk PT	6,300	19,878
United Tractors Tbk PT	8,400	8,732
XL Axiata Tbk PTa	17,400	4,496

		340,732
MALAYSIA — 13.97%
Alliance Financial Group Bhd	6,300	6,179
AMMB Holdings Bhd	8,700	9,081
Astro Malaysia Holdings Bhd	9,000	6,016
Axiata Group Bhd	9,900	12,516
British American Tobacco Malaysia Bhd	600	7,274
CIMB Group Holdings Bhd	12,000	12,758
Dialog Group Bhd	21,900	8,221

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2016

Security	Shares	Value
DiGi.Com Bhd	13,500	$14,648
Gamuda Bhd	6,000	6,975
Genting Bhd	9,300	18,830
Genting Malaysia Bhd	12,900	13,778
Hong Leong Bank Bhd	3,300	10,678
IHH Healthcare Bhd	9,300	14,550
IJM Corp. Bhd	13,500	11,411
IOI Corp. Bhd	10,800	10,829
Kuala Lumpur Kepong Bhd	1,800	10,044
Malayan Banking Bhd	13,200	26,087
Maxis Bhd	7,800	10,390
MISC Bhd	4,500	8,414
Petronas Chemicals Group Bhd	10,500	16,733
Petronas Gas Bhd	3,000	15,723
PPB Group Bhd	2,700	10,672
Public Bank Bhd	9,600	44,454
Sapurakencana Petroleum Bhd	12,300	4,766
Sime Darby Bhd	10,500	18,843
Telekom Malaysia Bhd	4,200	6,846
Tenaga Nasional Bhd	13,200	44,693
YTL Corp. Bhd	23,400	9,238

		390,647
MEXICO — 19.90%
Alfa SAB de CV	11,100	19,518
America Movil SAB de CV	114,000	69,937
Arca Continental SAB de CV	1,500	9,999
Cemex SAB de CV CPO[a]	50,443	32,152
Coca-Cola Femsa SAB de CV Series L	1,800	14,468
El Puerto de Liverpool SAB de CV Series C1	900	9,705
Fibra Uno Administracion SA de CV	9,300	20,194
Fomento Economico Mexicano SAB de CV	6,900	62,517
Gentera SAB de CV	4,200	7,670
Gruma SAB de CV Series B	900	12,975
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,200	12,167
Grupo Aeroportuario del Sureste SAB de CV Series B	900	14,233
Grupo Bimbo SAB de CV	6,600	19,513
Grupo Carso SAB de CV Series A1	2,400	10,185
Grupo Financiero Banorte SAB de CV	9,000	47,198
Grupo Financiero Inbursa SAB de CV Series Ob	9,000	15,053

Security	Shares	Value
Grupo Financiero Santander Mexico SAB de CV Series B	6,000	$10,873
Grupo Mexico SAB de CV Series B	13,500	29,996
Grupo Televisa SAB	9,000	48,161
Industrias Penoles SAB de CV	615	9,838
Kimberly-Clark de Mexico SAB de CV Series A	6,000	14,293
Mexichem SAB de CV	3,600	7,596
OHL Mexico SAB de CVa	3,300	4,166
Promotora y Operadora de Infraestructura SAB de CV	900	10,784
Wal-Mart de Mexico SAB de CV	18,600	43,298

		556,489
PERU — 1.81%
Cia. de Minas Buenaventura SA ADR[a]	720	6,883
Credicorp Ltd.	255	35,751
Southern Copper Corp.[b]	306	7,972

		50,606
PHILIPPINES — 7.33%
Aboitiz Equity Ventures Inc.	8,140	13,751
Ayala Corp.	900	16,291
Ayala Land Inc.	29,100	22,215
Bank of the Philippine Islands	4,440	8,758
BDO Unibank Inc.	7,440	16,068
Energy Development Corp.	48,600	5,872
Globe Telecom Inc.	135	6,957
GT Capital Holdings Inc.	345	10,291
JG Summit Holdings Inc.	10,620	18,758
Jollibee Foods Corp.	2,370	11,930
Philippine Long Distance Telephone Co.	360	14,626
Security Bank Corp.	1,830	7,944
SM Investments Corp.	810	16,281
SM Prime Holdings Inc.	34,800	17,860
Universal Robina Corp.	4,200	17,513

		205,115
POLAND — 5.54%
Bank Pekao SA	567	21,441
Bank Zachodni WBK SA	153	10,008
Cyfrowy Polsat SAa	1,050	5,963
KGHM Polska Miedz SA	555	8,486
LPP SA	6	8,215
mBank SAa	81	6,269
Orange Polska SA	3,513	5,113
PGE Polska Grupa Energetyczna SA	3,456	11,049

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2016

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	1,341	$23,521
Polskie Gornictwo Naftowe i Gazownictwo SA	8,322	11,162
Powszechna Kasa Oszczednosci Bank Polski SAa	3,255	20,434
Powszechny Zaklad Ubezpieczen SA	2,370	18,760
Tauron Polska Energia SA	7,173	4,692

		155,113
QATAR — 4.27%
Ezdan Holding Group QSC	3,201	14,868
Industries Qatar QSC	705	18,590
Masraf Al Rayan QSC	1,635	14,752
Ooredoo QSC	414	9,324
Qatar Gas Transport Co. Ltd.	1,281	8,226
Qatar Insurance Co. SAQ	510	10,086
Qatar Islamic Bank SAQ	327	8,308
Qatar National Bank SAQ	810	29,701
Vodafone Qatar QSC	1,854	5,500

		119,355
THAILAND — 10.76%
Advanced Info Service PCL NVDR	4,500	20,784
Airports of Thailand PCL NVDR	2,100	23,278
Bangkok Bank PCL Foreign	1,500	6,949
Bangkok Dusit Medical Services PCL NVDR	17,400	11,738
BTS Group Holdings PCL NVDR	26,100	6,648
Bumrungrad Hospital PCL NVDR	1,800	9,926
Central Pattana PCL NVDR	9,000	14,549
Charoen Pokphand Foods PCL NVDR	13,800	11,299
CP ALL PCL NVDR	19,200	26,737
Kasikornbank PCL Foreign	3,600	17,735
Kasikornbank PCL NVDR[b]	2,400	11,689
Krung Thai Bank PCL NVDR	18,000	8,616
Minor International PCL NVDR	9,680	10,635
PTT Exploration & Production PCL NVDR	6,900	15,017
PTT Global Chemical PCL NVDR	7,800	12,991
PTT PCL NVDR	4,200	35,387
Siam Cement PCL (The) Foreign	1,800	24,386
Siam Commercial Bank PCL (The) NVDR	6,600	24,756
True Corp. PCL NVDR[b]	38,490	7,865

		300,985
TURKEY — 6.46%
Akbank TAS	8,340	22,520
Anadolu Efes Biracilik ve Malt Sanayii AS	972	6,158

Security	Shares	Value
Arcelik AS	918	$6,099
BIM Birlesik Magazalar AS	864	16,948
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,107	9,245
Eregli Demir ve Celik Fabrikalari TAS	6,036	8,425
Haci Omer Sabanci Holding AS	4,077	12,694
KOC Holding AS	2,778	12,339
Tupras Turkiye Petrol Rafinerileri AS	561	12,658
Turk Hava Yollari AOa	3,195	6,733
Turkcell Iletisim Hizmetleri AS	3,750	13,670
Turkiye Garanti Bankasi AS	8,913	22,829
Turkiye Halk Bankasi AS	2,517	7,581
Turkiye Is Bankasi Class C	6,855	10,474
Turkiye Vakiflar Bankasi Tao Class D	3,552	5,367
Yapi ve Kredi Bankasi ASa	4,947	6,922

		180,662
UNITED ARAB EMIRATES — 4.09%
Abu Dhabi Commercial Bank PJSC	7,071	11,474
Aldar Properties PJSC	14,874	10,651
Arabtec Holding PJSC[a]	9,816	3,661
DP World Ltd.	759	13,055
Emaar Properties PJSC	14,277	24,294
Emirates Telecommunications Group Co. PJSC	6,483	31,242
First Gulf Bank PJSC	4,008	12,931
National Bank of Abu Dhabi PJSC	3,321	7,053

		114,361

TOTAL COMMON STOCKS
(Cost: $3,061,399)		2,758,870

PREFERRED STOCKS — 0.76%

CHILE — 0.29%
Sociedad Quimica y Minera de Chile SA Series B	375	8,256

		8,256
COLOMBIA — 0.47%
Bancolombia SA	1,596	13,056

		13,056

TOTAL PREFERRED STOCKS
(Cost: $24,621)		21,312

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	30,113	$30,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,824	1,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	7,439	7,439

		39,376

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,376)		39,376

Value
TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $3,125,396)[f]	$2,819,558
Other Assets, Less Liabilities — (0.81)%	(22,534)

NET ASSETS — 100.00%	$2,797,024

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $3,128,068. Net unrealized depreciation was $308,510, of which $34,532 represented gross unrealized appreciation on securities and $343,042 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,758,870	$—	$—	$2,758,870
Preferred stocks	21,312	—	—	21,312
Money market funds	39,376	—	—	39,376

Total	$2,819,558	$—	$—	$2,819,558

112

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.96%

BRAZIL — 2.25%
Aliansce Shopping Centers SA	20,800	$71,893
Alupar Investimento SA Units	11,608	39,639
Arezzo Industria e Comercio SA	10,800	73,969
BR Properties SA	17,541	40,176
Cia. de Saneamento de Minas Gerais-COPASA	9,600	67,909
Cia. Hering	24,700	87,225
Cyrela Brazil Realty SA Empreendimentos e Participacoes	43,900	117,002
EcoRodovias Infraestrutura e Logistica SA	37,000	80,636
Estacio Participacoes SA	43,700	131,755
Even Construtora e Incorporadora SA	52,700	58,962
EZ TEC Empreendimentos e Participacoes SA	11,344	49,634
Fleury SA	16,500	118,871
Gafisa SA	103,600	51,484
Iguatemi Empresa de Shopping Centers SA	15,000	107,857
Iochpe Maxion SA	13,100	52,553
Light SA	18,700	46,724
Linx SA	5,600	73,071
Mahle-Metal Leve SA	7,000	45,378
Marfrig Global Foods SAa	45,000	78,581
Minerva SAa	20,600	54,159
MRV Engenharia e Participacoes SA	50,900	139,332
Multiplus SA	8,500	78,109
Santos Brasil Participacoes SA Units	16,500	54,969
Sao Martinho SA	9,000	134,475
SLC Agricola SA	10,700	44,440
Smiles SA	10,800	121,013
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,400	107,140

		2,126,956

CHILE — 1.07%
Cia. Sud Americana de Vapores SAa	3,025,860	57,633
Engie Energia Chile SA	95,728	155,753
Inversiones Aguas Metropolitanas SA	66,457	98,960
Inversiones La Construccion SA	6,047	66,957
Parque Arauco SA	110,000	212,229
Ripley Corp. SA	135,667	69,862
SalfaCorp SA	166,216	106,064
SONDA SA	72,035	128,260
Vina Concha y Toro SA	68,510	113,118

		1,008,836

CHINA — 23.31%
21Vianet Group Inc. ADR[a]	11,826	171,714
361 Degrees International Ltd.	210,000	67,043
500.com Ltd. ADR[a]	4,364	75,628
51job Inc. ADR[a]	4,340	134,583
Agile Property Holdings Ltd.[b]	320,000	157,772
AGTech Holdings Ltd.[a,b]	388,000	91,904
Ajisen China Holdings Ltd.	195,000	82,336
Anhui Expressway Co. Ltd. Class H	78,000	59,242
Anton Oilfield Services Group/Hong Kong[a]	614,000	53,748
Anxin-China Holdings Ltd.[a]	1,084,000	31,481
APT Satellite Holdings Ltd.	83,000	62,719

Security	Shares	Value
Asia Cement China Holdings Corp.	410,000	$80,753
AVIC International Holding HK Ltd.[a,b]	802,000	59,880
Baoxin Auto Group Ltd.[b]	148,000	93,927
Beijing Capital Land Ltd. Class H	212,000	71,502
Beijing Enterprises Medical & Health Group Ltd.[a]	954,000	66,317
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	94,000	110,116
Biostime International Holdings Ltd.[a,b]	33,000	100,893
Bitauto Holdings Ltd. ADR[a]	4,790	97,189
Boshiwa International Holding Ltd.[a,b]	32,000	321
Bosideng International Holdings Ltd.[b]	800,000	62,821
Broad Greenstate International Co. Ltd.	240,000	34,603
BYD Electronic International Co. Ltd.[a]	140,500	77,230
C C Land Holdings Ltd.	351,000	93,984
C.banner International Holdings Ltd.[a]	232,000	97,362
Carnival Group International Holdings Ltd.[a,b]	962,000	128,793
Central China Securities Co. Ltd. Class H	228,000	98,618
CGN Meiya Power Holdings Co. Ltd.[a,c]	384,000	55,365
Chaowei Power Holdings Ltd.[a,b]	134,000	87,457
Cheetah Mobile Inc. ADR[a]	5,391	58,061
Chiho-Tiande Group Ltd.	74,000	57,252
China Aerospace International Holdings Ltd.[b]	558,000	68,959
China Agri-Industries Holdings Ltd.[a]	418,000	139,905
China All Access Holdings Ltd.	254,000	78,801
China Animal Healthcare Ltd.[a,b]	126,000	5,225
China Animation Characters Co. Ltd.[a,b]	92,000	37,780
China Beidahuang Industry Group Holdings Ltd.[a]	564,000	29,768
China BlueChemical Ltd. Class H	384,000	85,024
China Chengtong Development Group Ltd.[a]	538,000	43,632
China Datang Corp. Renewable Power Co. Ltd. Class Ha	800,000	84,447
China Dongxiang Group Co. Ltd.	632,000	107,392
China Dynamics Holdings Ltd.[a]	190,000	6,848
China Electronics Corp. Holdings Co. Ltd.	248,000	64,808
China Fangda Group Co. Ltd. Class B	80,100	74,448
China Foods Ltd.[a]	176,000	62,985
China Harmony New Energy Auto Holding Ltd.	130,000	76,312
China High Speed Transmission Equipment Group Co. Ltd.[a]	178,000	136,568
China Huarong Energy Co. Ltd.[a,b]	228,000	13,942
China Huiyuan Juice Group Ltd.[a]	121,500	50,207
China Innovationpay Group Ltd.[a]	976,000	43,974
China Lesso Group Holdings Ltd.	203,000	106,620
China Lilang Ltd.	151,000	88,833
China LotSynergy Holdings Ltd.[a,b]	2,040,000	76,157
China Lumena New Materials Corp.[a,b]	210,000	2,025
China Maple Leaf Educational Systems Ltd.	134,000	120,232
China Merchants Land Ltd.[b]	264,000	39,083
China Metal Recycling Holdings Ltd.	12,000	—
China Modern Dairy Holdings Ltd.[b]	520,000	94,385
China NT Pharma Group Co. Ltd.[a,b]	263,500	70,216
China Ocean Industry Group Ltd.[a,b]	2,450,000	55,193
China Oceanwide Holdings Ltd.[a]	836,000	99,009
China Oil & Gas Group Ltd.[a,b]	1,490,000	105,495
China Overseas Grand Oceans Group Ltd.	264,000	80,884
China Power New Energy Development Co. Ltd. New[b]	108,000	63,953
China Rare Earth Holdings Ltd.[a]	193,600	13,956
China Regenerative Medicine International Ltd.[a,b]	2,300,000	93,265
China Shanshui Cement Group Ltd.[a,b]	253,000	29,514
China Shineway Pharmaceutical Group Ltd.[b]	116,000	123,494
China Singyes Solar Technologies Holdings Ltd.[b]	157,000	53,356
China Suntien Green Energy Corp. Ltd. Class H	422,000	43,460
China Traditional Chinese Medicine Co. Ltd.[a]	352,000	159,956
China Travel International Investment Hong Kong Ltd.	432,000	127,351
China Water Affairs Group Ltd.	206,000	107,135
China Water Industry Group Ltd.[a,b]	492,000	84,236

113

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
China Yurun Food Group Ltd.[a,b]	355,000	$54,839
China ZhengTong Auto Services Holdings Ltd.[b]	231,500	84,337
Chinasoft International Ltd.[a,b]	344,000	132,407
Chongqing Machinery & Electric Co. Ltd. Class H	824,000	89,102
CIFI Holdings Group Co. Ltd.	534,000	125,798
CIMC Enric Holdings Ltd.[b]	146,000	73,111
CITIC Resources Holdings Ltd.[a,b]	550,000	46,729
Cogobuy Group[a,b,c]	71,000	116,991
Colour Life Services Group Co. Ltd.	114,000	83,649
Comba Telecom Systems Holdings Ltd.	455,086	73,815
Concord New Energy Group Ltd.[b]	1,350,000	73,859
Coolpad Group Ltd.[a]	508,000	100,055
COSCO International Holdings Ltd.[b]	192,000	93,675
Cosmo Lady China Holdings Co. Ltd.[c]	128,000	91,945
Credit China Holdings Ltd.[a,b]	372,000	147,973
CT Environmental Group Ltd.[b]	478,000	129,220
Dah Chong Hong Holdings Ltd.[b]	215,000	95,486
Dawnrays Pharmaceutical Holdings Ltd.	120,000	95,312
Dazhong Transportation Group Co. Ltd. Class B	91,000	111,111
Digital China Holdings Ltd.	188,000	154,889
Dongyue Group Ltd.	395,000	69,663
E-Commerce China Dangdang Inc. ADR[a]	12,807	80,300
eHi Car Services Ltd. ADR[a]	5,364	53,104
EverChina International Holdings Co. Ltd.[a]	1,345,000	41,208
Fantasia Holdings Group Co. Ltd.	466,500	55,849
FDG Electric Vehicles Ltd.[a,b]	2,270,000	130,037
FDG Kinetic Ltd.[a]	320,000	54,376
First Tractor Co. Ltd. Class H	98,000	50,084
Fu Shou Yuan International Group Ltd.[b]	205,000	146,991
Fufeng Group Ltd.[b]	246,400	69,782
Future Land Holdings Co. Ltd. Class Ad	96,651	134,886
Golden Eagle Retail Group Ltd.[b]	112,000	120,533
Golden Meditech Holdings Ltd.[b]	476,000	60,663
Goodbaby International Holdings Ltd.	175,000	105,881
Greater China Financial Holdings Ltd.[a]	132,000	3,840
Greatview Aseptic Packaging Co. Ltd.[b]	263,000	132,716
Greenland Hong Kong Holdings Ltd.[a,b]	213,000	69,372
Greentown China Holdings Ltd.[a,b]	127,000	89,101
Haichang Ocean Park Holdings Ltd.[a,c]	313,000	69,304
Hangzhou Steam Turbine Co. Ltd. Class B	64,580	57,363
Harbin Electric Co. Ltd. Class H	174,000	64,286
HC International Inc.[a]	108,000	60,339
Hengdeli Holdings Ltd.[a]	637,600	56,634
Hi Sun Technology China Ltd.[a]	366,000	54,183
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	108,000	49,216
HNA International Investment Holdings Ltd.[a]	230,000	13,324
Hopewell Highway Infrastructure Ltd.	256,500	126,795
Hopson Development Holdings Ltd.[a]	124,000	109,504
Hua Han Health Industry Holdings Ltd. Class H	992,400	94,537
Hua Hong Semiconductor Ltd.[c]	93,000	86,916
Huabao International Holdings Ltd.[a]	358,000	138,718
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	38,700	69,041
Huayi Tencent Entertainment Co. Ltd.	1,020,000	102,418
Hutchison China Meditech Ltd.[a]	2,252	61,213
iKang Healthcare Group Inc. ADR[a]	9,244	183,956
IMAX China Holding Inc.[a,c]	11,500	63,361
Inner Mongolia Yitai Coal Co. Ltd. Class B	185,700	137,975
Intime Retail Group Co. Ltd.	265,500	240,955
JA Solar Holdings Co. Ltd. ADR[a]	11,293	90,005
JinkoSolar Holding Co. Ltd.[a]	4,134	89,873
Ju Teng International Holdings Ltd.	228,000	98,325
Jumei International Holding Ltd. ADR[a]	13,487	69,593
Kaisa Group Holdings Ltd.[a,b]	276,000	12,187

Security	Shares	Value
Kama Co. Ltd.[a]	51,600	$65,687
Kingboard Chemical Holdings Ltd.	119,000	245,103
Kingdee International Software Group Co. Ltd.[a,b]	344,000	117,794
Kong Sun Holdings Ltd.[a]	1,075,000	53,970
Konka Group Co. Ltd. Class B	118,100	44,697
KWG Property Holding Ltd.	214,500	134,750
Lao Feng Xiang Co. Ltd. Class B	38,300	135,276
Launch Tech Co. Ltd.[a]	42,000	43,794
Lee & Man Paper Manufacturing Ltd.	258,000	170,712
Leyou Technologies Holdings Ltd.[a,b]	465,000	64,050
Li Ning Co. Ltd.[a,b]	272,000	109,246
Lifetech Scientific Corp.[a,b]	380,000	68,485
Livzon Pharmaceutical Group Inc. Class H	17,300	79,060
Lonking Holdings Ltd.	674,000	98,912
Luthai Textile Co. Ltd. Class B	78,200	102,681
MIE Holdings Corp.[a]	368,000	36,003
Minth Group Ltd.	112,000	329,448
MMG Ltd.[a,b]	464,000	100,348
Momo Inc. ADR[a]	6,183	79,019
Nan Hai Corp. Ltd.[a]	2,500,000	69,193
National Agricultural Holdings Ltd.[a,b]	258,000	51,147
Neo Telemedia Ltd.[a]	1,060,000	58,676
NetDragon Websoft Holdings Ltd.[b]	30,500	98,157
New Silkroad Culturaltainment Ltd.[a]	230,000	51,814
New World Department Store China Ltd.	452,000	58,768
Nexteer Automotive Group Ltd.	136,000	137,083
Noah Holdings Ltd. ADR[a,b]	4,825	122,266
North Mining Shares Co. Ltd.[a,b]	3,450,000	46,189
NQ Mobile Inc. ADR[a]	16,635	71,031
PAX Global Technology Ltd.[b]	146,000	123,105
Peace Map Holding Ltd.[a,b]	1,320,000	33,305
Peak Sport Products Co. Ltd.	257,000	73,446
Phoenix Healthcare Group Co. Ltd.	111,500	157,601
Phoenix Satellite Television Holdings Ltd.[b]	600,000	130,533
Poly Property Group Co. Ltd.[b]	394,000	102,961
Pou Sheng International Holdings Ltd.[a,b]	425,000	119,269
Renhe Commercial Holdings Co. Ltd.[a,b]	2,814,000	84,404
Seaspan Corp.	8,448	126,636
Shandong Airlines Co. Ltd. Class B	25,200	56,738
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	40,000	73,325
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	63,500	49,046
Shang Gong Group Co. Ltd. Class Ba	80,100	79,698
Shanghai Baosight Software Co. Ltd. Class B	43,600	76,867
Shanghai Haixin Group Co. Class B	85,200	66,712
Shanghai Huayi Group Corp. Ltd. Class B	20,700	22,625
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	244,000	92,975
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	36,600	66,832
Shanghai Jinjiang International Travel Co. Ltd. Class B	18,500	72,724
Shanghai Lingyun Industries Development Co. Ltd. Class B	47,200	63,956
Shanghai Potevio Co. Ltd. Class Ba	31,200	55,411
Shanghai Shibei Hi-Tech Co. Ltd. Class B	47,500	56,478
Shanghai Zhongyida Co. Ltd.[a]	75,600	41,958
Shenguan Holdings Group Ltd.	740,000	70,493
Shenzhen Expressway Co. Ltd. Class H	150,000	128,795
Shenzhen International Holdings Ltd.[b]	176,000	267,348
Shenzhen Investment Ltd.	532,000	215,042
Shougang Concord International Enterprises Co. Ltd.[a,b]	2,308,000	62,987
Shougang Fushan Resources Group Ltd.	544,000	84,736
Sihuan Pharmaceutical Holdings Group Ltd.	802,000	172,414
Sina Corp.[a]	9,040	488,250
Sino Oil And Gas Holdings Ltd.[a,b]	2,715,000	61,862
Sinolink Worldwide Holdings Ltd.[a]	544,000	56,024
Sinopec Kantons Holdings Ltd.[b]	210,000	104,890

114

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Sinosoft Technology Group Ltd.	122,000	$69,888
Sinotrans Shipping Ltd.[b]	514,500	83,452
Skyworth Digital Holdings Ltd.	348,000	210,104
SMI Holdings Group Ltd.[b]	1,016,000	92,861
Sohu.com Inc.[a]	5,233	218,582
SSY Group Ltd.	419,970	137,320
Sunny Optical Technology Group Co. Ltd.	118,000	407,858
Superb Summit International Group Ltd.[a,b]	238,250	2,297
Tarena International Inc. ADR	8,623	91,663
TCL Communication Technology Holdings Ltd.[b]	129,000	87,017
Tech Pro Technology Development Ltd.[a,b]	892,400	257,330
Technovator International Ltd.[b]	128,000	67,887
Texhong Textile Group Ltd.	58,500	58,514
Tian Ge Interactive Holdings Ltd.[c]	85,000	63,355
Tianjin Development Holdings Ltd.	188,000	87,125
Tianjin Port Development Holdings Ltd.	532,000	75,333
Tianneng Power International Ltd.	136,000	100,317
Tibet Water Resources Ltd.	389,000	125,691
Tong Ren Tang Technologies Co. Ltd. Class H	116,000	188,750
Tongda Group Holdings Ltd.[b]	610,000	129,568
Towngas China Co. Ltd.[b]	210,000	114,622
United Photovoltaics Group Ltd.[a,b]	902,000	70,830
V1 Group Ltd.	1,626,000	87,913
Vinda International Holdings Ltd.[b]	57,000	100,819
Viva China Holdings Ltd.[a]	680,000	56,024
Wasion Group Holdings Ltd.	112,000	57,816
West China Cement Ltd.[b]	446,000	93,585
Wisdom Sports Group[a,b]	182,000	62,555
Xiamen International Port Co. Ltd. Class H	202,000	39,265
Xingda International Holdings Ltd.[b]	359,000	73,019
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	590,000	60,001
Xinyi Solar Holdings Ltd.[b]	480,000	194,641
XTEP International Holdings Ltd.	170,000	89,944
Yanchang Petroleum International Ltd.[a,b]	1,790,000	46,547
Yingde Gases Group Co. Ltd.	240,000	80,946
Yip’s Chemical Holdings Ltd.[b]	248,000	86,517
Yuexiu REIT	282,000	154,284
Yuexiu Transport Infrastructure Ltd.[b]	178,000	115,029
Yuxing InfoTech Investment Holdings Ltd.[a,b]	162,000	57,767
Zhaojin Mining Industry Co. Ltd. Class Hb	156,500	124,505
Zhonglu Co. Ltd. Class Ba	17,700	42,409
Zhongsheng Group Holdings Ltd.	148,500	79,716

		22,038,628
COLOMBIA — 0.28%
Almacenes Exito SA	26,368	129,687
Cemex Latam Holdings SAa	31,989	139,530

		269,217
CZECH REPUBLIC — 0.10%
Philip Morris CR AS	181	92,452

		92,452
EGYPT — 0.61%
Egypt Kuwait Holding Co. SAE	92,293	35,071
Egyptian Financial Group-Hermes Holding Co.[a]	96,854	122,595
Medinet Nasr Housing[a]	57,330	126,282
Orascom Telecom Media And Technology Holding SAE GDR[a]	135,576	72,126
Palm Hills Developments SAE	317,092	88,201
South Valley Cement[a]	224,687	130,562

		574,837

Security	Shares	Value
GREECE — 0.67%
Aegean Airlines SA	7,239	$63,020
Grivalia Properties REIC AE	9,734	79,539
Hellenic Exchanges-Athens Stock Exchange SA	14,870	86,909
Intralot SA-Integrated Lottery Systems & Services[a]	43,463	51,772
Metka SA	5,999	52,759
Motor Oil Hellas Corinth Refineries SA	11,461	138,817
Mytilineos Holdings SA	18,900	89,422
Public Power Corp. SA	20,934	73,410

		635,648
HUNGARY — 0.13%
Magyar Telekom Telecommunications PLC	76,692	123,061

		123,061
INDIA — 11.08%
Adani Enterprises Ltd.	51,113	55,340
Aditya Birla Fashion and Retail Ltd.[a]	37,179	72,800
Aditya Birla Nuvo Ltd.	7,975	123,972
Advanta Ltd.[a]	10,593	103,269
AIA Engineering Ltd.	10,200	142,680
Ajanta Pharma Ltd.	5,650	127,531
Alembic Pharmaceuticals Ltd.	13,048	103,273
Alstom T&D India Ltd.	19,687	97,111
Amara Raja Batteries Ltd.	11,098	138,484
Andhra Bank	89,071	66,520
Apollo Tyres Ltd.	51,021	118,633
Arvind Ltd.	30,154	143,163
Balkrishna Industries Ltd.	13,701	135,646
Bayer CropScience Ltd./India	2,513	147,833
Berger Paints India Ltd.	37,742	158,630
Biocon Ltd.	11,818	126,031
Blue Dart Express Ltd.	1,326	107,174
Ceat Ltd.	5,117	70,270
CESC Ltd.	17,608	142,492
Cox & Kings Ltd.	31,346	68,925
CRISIL Ltd.	5,459	181,453
Crompton Greaves Consumer Electricals Ltd.[a]	69,674	136,997
Crompton Greaves Ltd.[a]	112,433	110,369
Cyient Ltd.	19,246	138,142
Dewan Housing Finance Corp. Ltd.	43,575	128,552
Dish TV India Ltd.[a]	95,714	125,608
eClerx Services Ltd.	5,508	116,709
EID Parry India Ltd.	25,862	90,153
Exide Industries Ltd.	52,105	127,194
Federal Bank Ltd.	257,811	200,586
Gateway Distriparks Ltd.	21,266	93,095
Gayatri Projects Ltd.	7,759	65,661
Gillette India Ltd.	1,997	136,887
Great Eastern Shipping Co. Ltd. (The)	21,857	99,889
Gujarat Fluorochemicals Ltd.	12,605	92,114
Gujarat Gas Ltd.	8,408	65,136
Gujarat Mineral Development Corp. Ltd.	68,490	67,284
Gujarat Pipavav Port Ltd.[a]	36,061	85,831
Gujarat State Petronet Ltd.	46,497	91,564
GVK Power & Infrastructure Ltd.[a]	281,928	19,484
Hexaware Technologies Ltd.	25,802	83,252

115

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Housing Development & Infrastructure Ltd.[a]	57,078	$82,455
IIFL Holdings Ltd.	50,292	149,489
Indian Hotels Co. Ltd.[a]	83,447	145,848
Indraprastha Gas Ltd.	13,862	115,072
Info Edge India Ltd.	14,927	179,153
Ipca Laboratories Ltd.	14,113	90,171
IRB Infrastructure Developers Ltd.	39,656	129,957
Jaiprakash Associates Ltd.[a]	530,514	43,365
Jammu & Kashmir Bank Ltd. (The)	70,798	60,292
Jindal Steel & Power Ltd.[a]	74,728	70,247
Jubilant Foodworks Ltd.	8,053	123,712
Jubilant Life Sciences Ltd.	6,698	36,101
Just Dial Ltd.	7,945	80,294
Kajaria Ceramics Ltd.	9,846	159,539
Kansai Nerolac Paints Ltd.	34,287	148,924
KPIT Technologies Ltd.	39,029	104,990
Manappuram Finance Ltd.	105,322	83,979
Marksans Pharma Ltd.	64,105	42,349
Max Financial Services Ltd.	21,401	113,247
Max India Ltd.	29,621	24,354
Max Ventures & Industries Ltd.[a]	5,924	24,354
MindTree Ltd.	18,550	182,205
Mphasis Ltd.	16,499	128,552
MRF Ltd.	285	143,059
Natco Pharma Ltd.	12,089	86,672
NCC Ltd./India	75,608	82,704
Page Industries Ltd.	1,123	230,240
PC Jeweller Ltd.	10,405	56,305
Persistent Systems Ltd.	10,402	113,775
PI Industries Ltd.	12,875	129,362
PTC India Ltd.	111,964	113,819
Rajesh Exports Ltd.	16,964	144,630
Redington India Ltd.	65,971	111,970
Reliance Capital Ltd.	22,920	139,969
Reliance Communications Ltd.[a]	142,304	99,297
Reliance Infrastructure Ltd.	18,439	147,463
Sadbhav Engineering Ltd.	22,078	90,399
SKS Microfinance Ltd.[a]	19,643	189,847
Strides Shasun Ltd.	8,775	144,976
Sun Pharma Advanced Research Co. Ltd.[a]	14,756	61,833
Sun TV Network Ltd.	17,609	98,127
Sundaram Finance Ltd.	7,794	160,942
Supreme Industries Ltd.	10,066	148,406
Suzlon Energy Ltd.[a]	442,206	104,497
Syndicate Bank	51,323	51,182
Tata Global Beverages Ltd.	95,155	166,523
Thermax Ltd.	9,226	100,309
Tube Investments of India Ltd.	20,111	131,827
TVS Motor Co. Ltd.	25,833	109,287
Vakrangee Ltd.	24,311	64,747
Voltas Ltd.	25,288	126,243
WABCO India Ltd.	1,427	121,007
Welspun India Ltd.	61,887	95,886
Wockhardt Ltd.[a]	5,952	81,113

		10,470,802
INDONESIA — 2.19%
Ace Hardware Indonesia Tbk PT	1,627,600	98,895
Agung Podomoro Land Tbk PTa	2,512,100	44,504
Alam Sutera Realty Tbk PT	2,478,700	70,042
Aneka Tambang Persero Tbk PTa	1,473,200	70,101
Arwana Citramulia Tbk PT	1,300,700	55,227

Security	Shares	Value
Bank Bukopin Tbk	1,840,400	$72,080
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	913,900	63,224
Bank Tabungan Negara Persero Tbk PT	979,023	122,199
Ciputra Development Tbk PT	1,965,556	198,570
Eagle High Plantations Tbk PTa	2,165,300	37,726
Hanson International Tbk PTa	2,916,300	163,321
Japfa Comfeed Indonesia Tbk PT	959,000	62,483
Kawasan Industri Jababeka Tbk PT	5,399,994	99,619
Link Net Tbk PT	196,800	60,654
Mitra Adiperkasa Tbk PTa	207,900	57,530
Multipolar Tbk PT	1,834,413	38,407
Pakuwon Jati Tbk PT	4,779,100	192,424
Pembangunan Perumahan Persero Tbk PT	472,000	127,848
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	646,000	68,573
Ramayana Lestari Sentosa Tbk PT	1,110,400	67,469
Sugih Energy Tbk PTa	4,059,700	102,830
Surya Semesta Internusa Tbk PT	1,193,450	56,789
Timah Persero Tbk PT	954,696	45,778
Wijaya Karya Persero Tbk PT	514,100	90,325

		2,066,618
MALAYSIA — 3.44%
Bumi Armada Bhd[a]	407,700	64,181
Bursa Malaysia Bhd	100,200	213,310
Cahya Mata Sarawak Bhd[b]	146,000	126,941
Carlsberg Brewery Malaysia Bhd	43,500	138,644
DRB-Hicom Bhd[b]	195,800	37,937
Eastern & Oriental Bhd[a]	284,581	104,762
IGB REIT	546,300	213,016
KNM Group Bhd[a,b]	426,000	47,459
Kossan Rubber Industries[b]	71,900	118,411
KPJ Healthcare Bhd	194,550	201,665
Magnum Bhd	252,900	136,587
Mah Sing Group Bhd	318,757	111,167
Malaysia Building Society Bhd	252,800	67,960
Malaysian Pacific Industries Bhd	43,200	77,214
Malaysian Resources Corp. Bhd	227,300	63,858
Media Prima Bhd	283,200	96,709
My EG Services Bhd	251,900	126,896
OSK Holdings Bhd	279,887	107,779
POS Malaysia Bhd[b]	107,500	63,787
QL Resources Bhd	177,600	189,687
Sunway Bhd[b]	176,700	128,813
Sunway Construction Group Bhd	296,620	113,504
Sunway REIT[b]	399,300	156,664
Supermax Corp. Bhd	114,300	69,482
TIME dotCom Bhd	81,500	145,472
Top Glove Corp. Bhd	144,300	177,186
VS Industry Bhd	205,800	60,310
WCT Holdings Bhd	240,647	90,920

		3,250,321
MEXICO — 3.30%
Alsea SAB de CV	91,759	349,522
Axtel SAB de CV CPO[a,b]	162,600	56,989
Banregio Grupo Financiero SAB de CV	43,100	236,354
Bolsa Mexicana de Valores SAB de CV	79,000	124,060
Concentradora Fibra Hotelera Mexicana SA de CVb	122,200	96,548
Consorcio ARA SAB de CV	244,400	84,330
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	102,200	198,701
Corp Inmobiliaria Vesta SAB de CV	103,400	151,646

116

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Empresas ICA SAB de CVa,b	72,283	$10,134
Genomma Lab Internacional SAB de CV Series Ba	133,100	135,753
Grupo Aeromexico SAB de CVa,b	76,100	157,508
Grupo Aeroportuario del Centro Norte SAB de CV	35,200	202,537
Grupo Financiero Interacciones SA de CV Series O	15,500	79,938
Grupo Herdez SAB de CVb	54,800	115,835
Industrias Bachoco SAB de CV Series B	33,000	136,209
Industrias CH SAB de CV Series Ba,b	32,900	134,635
La Comer SAB de CVa,b	78,700	82,193
Macquarie Mexico Real Estate Management SA de CV	132,200	167,233
PLA Administradora Industrial S. de RL de CVb	106,000	176,944
Prologis Property Mexico SA de CV	74,100	111,896
Telesites SAB de CVa	244,400	158,036
TV Azteca SAB de CV CPO[b]	401,700	45,620
Unifin Financiera SAB de CV SOFOM ENR[b]	39,000	105,006
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		3,117,627
PHILIPPINES — 1.07%
Belle Corp.	1,236,933	79,879
Cebu Air Inc.	61,520	126,289
Cosco Capital Inc.	551,700	90,485
DoubleDragon Properties Corp.	130,900	150,872
Filinvest Land Inc.	2,865,000	119,464
First Gen Corp.	228,500	108,961
First Philippine Holdings Corp.	60,490	84,465
Manila Water Co. Inc.	255,100	145,647
Vista Land & Lifescapes Inc.	1,019,300	109,199

		1,015,261
POLAND — 0.85%
Asseco Poland SA	12,349	172,798
Budimex SA	2,454	117,593
CD Projekt SAa	12,689	86,349
Globe Trade Centre SAa	48,639	82,131
KRUK SA	3,201	155,337
Netia SA	40,521	48,183
PKP Cargo SA	6,888	61,630
Warsaw Stock Exchange	8,303	75,343

		799,364
QATAR — 0.49%
Gulf International Services QSC	7,817	80,945
Qatar National Cement Co. QSC	5,897	136,219
Qatari Investors Group QSC	6,589	85,965
Salam International Investment Ltd. QSC	27,583	84,853
United Development Co. QSC	15,932	78,856

		466,838
RUSSIA — 0.67%
Acron JSC	1,857	106,654
Aeroflot PJSC[a]	97,556	121,686
DIXY Group OJSC[a]	14,770	68,981
Inter RAO UES PJSC	4,244,000	125,889
LSR Group PJSC GDR[e]	39,131	90,784
M Video OJSC	20,160	89,426
TMK PJSC GDR[e]	12,198	34,276

		637,696

Security	Shares	Value
SOUTH AFRICA — 4.68%
Adcock Ingram Holdings Ltd.	15,057	$38,964
Adcorp Holdings Ltd.	37,856	36,874
Aeci Ltd.	23,049	128,522
African Rainbow Minerals Ltd.	15,939	85,107
Alexander Forbes Group Holdings Ltd.	132,650	55,833
Assore Ltd.	5,751	58,541
Astral Foods Ltd.	8,017	62,773
Attacq Ltd.[a]	89,828	112,742
AVI Ltd.	53,634	286,448
Barloworld Ltd.	31,896	146,035
Cashbuild Ltd.	4,211	97,189
City Lodge Hotels Ltd.	10,023	97,426
Clicks Group Ltd.	36,393	249,207
Clover Industries Ltd.	81,294	96,345
DataTec Ltd.	34,785	98,419
Emira Property Fund Ltd.	113,708	112,566
EOH Holdings Ltd.	17,449	153,178
Famous Brands Ltd.	11,929	93,290
Grindrod Ltd.	88,873	60,405
Harmony Gold Mining Co. Ltd.[a]	64,265	187,630
Hosken Consolidated Investments Ltd.	12,011	96,215
Illovo Sugar Ltd.	43,308	67,738
JSE Ltd.	15,311	164,519
KAP Industrial Holdings Ltd.	283,776	111,143
Lewis Group Ltd.[b]	18,709	55,349
Mpact Ltd.	40,076	89,947
Murray & Roberts Holdings Ltd.	97,722	73,316
Nampak Ltd.	103,708	135,833
Northam Platinum Ltd.[a,b]	55,201	144,250
Omnia Holdings Ltd.	10,618	91,139
Pick n Pay Holdings Ltd.	43,772	80,987
PPC Ltd.	112,619	70,172
Reunert Ltd.	26,768	112,140
SA Corporate Real Estate Fund Nominees Pty Ltd.	388,658	120,097
Sun International Ltd./South Africa	19,387	89,428
Super Group Ltd./South Africa[a]	62,732	165,764
Tongaat Hulett Ltd.	17,864	127,142
Trencor Ltd.	29,650	80,082
Vukile Property Fund Ltd.	104,421	114,460
Wilson Bayly Holmes-Ovcon Ltd.	10,633	78,422
Zeder Investments Ltd.	220,398	93,888

		4,419,525
SOUTH KOREA — 20.07%
Able C&C Co. Ltd.[b]	2,293	68,782
Advanced Process Systems Corp.[a]	4,573	76,357
AeroSpace Technology of Korea Inc.[a]	3,464	52,753
Agabang & Co.[a,b]	7,422	48,824
Ahnlab Inc.	1,374	70,556
ALUKO Co. Ltd.	9,126	46,097
Amicogen Inc.[b]	1,386	80,127
Asiana Airlines Inc.[a]	22,157	83,010
ATGen Co. Ltd.	1,746	63,362
Binex Co. Ltd.[a,b]	5,283	86,883
Binggrae Co. Ltd.	1,699	100,503
Bukwang Pharmaceutical Co. Ltd.	3,792	102,134
Caregen Co. Ltd.	766	73,913
Cell Biotech Co. Ltd.	1,452	77,242
Chabiotech Co. Ltd.[a]	8,558	116,328
Chong Kun Dang Pharmaceutical Corp.	1,017	97,706

117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
CJ CGV Co. Ltd.	2,431	$232,534
CJ Freshway Corp.[b]	1,278	59,514
CJ O Shopping Co. Ltd.	656	106,233
CMG Pharmaceutical Co. Ltd.	12,457	79,228
Com2uSCorp.[a,b]	1,595	174,917
Cosmax Inc.	1,245	162,964
COSON Co. Ltd.[a,b]	4,289	68,556
Crown Confectionery Co. Ltd.	1,490	58,822
CrucialTec Co. Ltd.[a,b]	6,044	56,799
Dae Hwa Pharmaceutical Co. Ltd.	2,196	78,771
Daesang Corp.	3,844	93,697
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	20,551	84,322
Daewoong Pharmaceutical Co. Ltd.	888	74,509
Daishin Securities Co. Ltd.	9,616	85,122
Daou Technology Inc.	5,215	108,081
Dawonsys Co. Ltd.[b]	2,852	73,346
DIO Corp.[a]	2,373	94,179
Dong-A Socio Holdings Co. Ltd.	543	87,478
Dong-A ST Co. Ltd.	845	95,008
Dongbu HiTek Co. Ltd.[a,b]	6,317	106,273
Dongwon Development Co. Ltd.	25,419	98,003
Dongwon F&B Co. Ltd.	253	60,289
Doosan Engine Co. Ltd.[a,b]	16,618	48,315
Doosan Infracore Co. Ltd.[a,b]	23,209	120,738
DuzonBIzon Co. Ltd.[b]	4,545	92,669
Emerson Pacific Inc.[a,b]	1,426	46,784
EO Technics Co. Ltd.	1,540	127,020
Fila Korea Ltd.	2,101	161,656
Finetex EnE Inc.[a]	8,947	50,148
G-SMATT GLOBAL Co. Ltd.[a,b]	2,765	72,849
G-treeBNT Co. Ltd.[a]	3,777	56,411
Gamevil Inc.[a]	966	76,272
GemVax & Kael Co. Ltd.[a,b]	4,627	67,941
Genexine Co. Ltd.[a,b]	1,892	96,838
Grand Korea Leisure Co. Ltd.	5,412	128,057
Green Cross Cell Corp.[a]	1,459	48,601
Green Cross Corp./South Korea	924	141,492
Green Cross Holdings Corp.	4,322	126,382
GS Home Shopping Inc.	698	108,056
Halla Holdings Corp.	1,545	88,282
Hana Tour Service Inc.[b]	1,654	129,622
Hanall Biopharma Co. Ltd.[a,b]	5,184	75,468
Handsome Co. Ltd.	3,509	120,127
Hanjin Heavy Industries & Construction Co. Ltd.[a]	14,405	46,897
Hanjin Kal Corp.[b]	7,651	114,592
Hanjin Shipping Co. Ltd.[a,b]	27,268	59,945
Hanjin Transportation Co. Ltd.	1,934	57,527
Hankook Tire Worldwide Co. Ltd.	4,661	91,319
Hansae Co. Ltd.	3,512	124,650
Hansol Chemical Co. Ltd.	1,893	123,256
Hansol Holdings Co. Ltd.[a]	14,269	89,316
Hansol Technics Co. Ltd.a	3,385	59,503
Hanwha Investment & Securities Co. Ltd.[a,b]	26,492	70,020
Hanwha Techwin Co. Ltd.	6,167	230,266
Hite Jinro Co. Ltd.	5,340	112,463
HLB Inc.[a,b]	5,205	89,531
HS Industries Co. Ltd.	6,583	45,514
Huchems Fine Chemical Corp.	6,040	102,119
Hugel Inc.[a]	432	123,242
Humedix Co. Ltd.[b]	1,123	45,983
Huons Global Co. Ltd.	1,558	105,758
Hwa Shin Co. Ltd.	12,729	71,986
Hyundai C&F Inc.	2,705	48,344

Security	Shares	Value
Hyundai Corp.[b]	2,264	$49,961
Hyundai Elevator Co. Ltd.[a,b]	2,510	128,470
Hyundai Greenfood Co. Ltd.	8,376	133,532
Hyundai Home Shopping Network Corp.	1,340	151,225
Hyundai Livart Furniture Co. Ltd.	2,845	63,617
Hyundai Mipo Dockyard Co. Ltd.[a]	2,128	128,380
Hyundai Securities Co. Ltd.	24,254	130,448
Iljin Holdings Co. Ltd.	4,451	32,118
Ilyang Pharmaceutical Co. Ltd.[a]	2,476	99,514
InBody Co. Ltd.	2,505	97,316
Innocean Worldwide Inc.	1,727	128,677
Interpark Holdings Corp.	12,510	78,201
iNtRON Biotechnology Inc.[a,b]	2,079	104,840
IS Dongseo Co. Ltd.[b]	2,277	93,140
Jeil Pharmaceutical Co.	1,099	96,363
Jenax Inc.[a,b]	2,992	60,503
JW Holdings Corp.	5,833	68,520
JW Pharmaceutical Corp.	2,063	91,570
JW Shinyak Corp.	5,779	61,339
KB Insurance Co. Ltd.	8,532	226,222
KC Tech Co. Ltd.	5,150	73,676
KEPCO Engineering & Construction Co. Inc.[b]	2,900	69,592
KH Vatec Co. Ltd.[b]	4,874	52,143
KIWOOM Securities Co. Ltd.	2,213	136,293
Koh Young Technology Inc.	3,070	111,924
Kolao Holdings[b]	5,909	44,523
Kolon Corp.	1,311	64,791
Kolon Industries Inc.	2,962	171,984
Kolon Life Science Inc.[b]	669	90,151
Komipharm International Co. Ltd.[a,b]	5,786	181,814
KONA I Co. Ltd.[b]	3,872	57,180
Korea Electric Terminal Co. Ltd.	1,225	95,591
Korea Kolmar Co. Ltd.	2,595	200,319
Korea Kolmar Holdings Co. Ltd.[b]	1,458	67,040
Korea PetroChemical Ind. Co. Ltd.	584	110,743
Korea REIT Co. Ltd.	28,579	87,526
Korean Reinsurance Co.	20,687	222,180
KT Skylife Co. Ltd.	6,517	83,937
Kumho Industrial Co. Ltd.[a,b]	4,690	36,834
Kumho Tire Co. Inc.[a,b]	21,738	153,943
Leaders Cosmetics Co. Ltd.[a,b]	2,293	50,793
LF Corp.	5,763	116,053
LG Hausys Ltd.	1,171	138,539
LG International Corp.	5,266	169,671
LG Life Sciences Ltd.[a,b]	2,258	132,433
Lock&Lock Co. Ltd.[b]	6,165	77,075
Loen Entertainment Inc.[a]	1,397	90,023
LOTTE Fine Chemical Co. Ltd.	4,194	124,398
Lotte Food Co. Ltd.	137	105,066
LOTTE Himart Co. Ltd.	2,224	96,663
LS Corp.	3,167	150,936
LS Industrial Systems Co. Ltd.	3,158	135,138
Lumens Co. Ltd.[a]	30,816	99,807
Lutronic Corp.[b]	1,890	70,411
Macrogen Inc.[a]	2,268	74,693
Mando Corp.	1,149	214,028
Medipost Co. Ltd.[a,b]	1,369	98,442
Medy-Tox Inc.	706	260,055
Meritz Financial Group Inc.	12,204	123,392
Meritz Fire & Marine Insurance Co. Ltd.	13,668	181,774
Meritz Securities Co. Ltd.	50,080	133,835
Muhak Co. Ltd.	3,227	80,689
Namhae Chemical Corp.[b]	9,238	73,792

118

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Namyang Dairy Products Co. Ltd.	157	$95,112
Naturalendo Tech Co. Ltd.[a,b]	2,362	38,448
Nexen Tire Corp.	7,830	90,336
NHN Entertainment Corp.[a,b]	2,156	112,341
NHN KCP Corp.	2,965	51,249
NICE Holdings Co. Ltd.	4,443	84,066
NICE Information Service Co. Ltd.	9,401	59,476
NongShim Co. Ltd.	609	194,688
NUTRIBIOTECH Co. Ltd.	1,125	73,911
Osstem Implant Co. Ltd.[a]	2,619	163,495
Partron Co. Ltd.	8,786	79,249
Poongsan Corp.	4,487	112,382
POSCO Chemtech Co. Ltd.	6,921	62,718
POSCO ICT Co. Ltd.[a]	19,059	96,430
S&T Dynamics Co. Ltd.	5,940	49,342
S&T Motiv Co. Ltd.	1,893	114,044
Samlip General Foods Co. Ltd.[b]	425	72,034
Samsung Engineering Co. Ltd.[a]	24,144	195,899
Samsung Pharmaceutical Co. Ltd.[a,b]	6,528	41,574
Samyang Holdings Corp.	601	74,129
Schnell Biopharmaceuticals Inc.[a]	13,197	79,727
Seah Besteel Corp.	3,154	67,484
Seegene Inc.[a,b]	2,957	88,452
Seoul Auction Co. Ltd.[b]	3,563	55,158
Seoul Semiconductor Co. Ltd.	7,545	91,479
SFA Engineering Corp.[b]	2,354	112,387
SK Chemicals Co. Ltd.	2,999	196,276
SK Materials Co. Ltd.	1,054	104,533
SK Securities Co. Ltd.[a,b]	73,710	66,486
SKC Co. Ltd.	4,378	101,938
SM Entertainment Co.[a]	3,491	117,900
Soulbrain Co. Ltd.	2,114	86,916
Ssangyong Cement Industrial Co. Ltd.[a]	4,683	71,907
Sung Kwang Bend Co. Ltd.[b]	8,471	71,433
Sungwoo Hitech Co. Ltd.	9,771	65,178
Taekwang Industrial Co. Ltd.	99	76,838
Taewoong Co. Ltd.[a]	6,473	96,405
TK Corp.	10,693	85,146
Tongyang Inc.	37,815	110,735
Tongyang Life Insurance Co. Ltd.	10,456	93,874
Toptec Co. Ltd.[b]	2,501	64,739
Vieworks Co. Ltd.	2,167	96,913
ViroMed Co. Ltd.[a,b]	1,949	252,333
Webzen Inc.[a,b]	3,734	68,614
WeMade Entertainment Co. Ltd.[a,b]	2,004	44,728
Wonik Holdings Co. Ltd.[a]	1	6
WONIK IPS Co. Ltd.[a]	4,831	89,988
Woongjin Thinkbig Co. Ltd.[a]	8,650	86,732
YESCO Co. Ltd.	3,310	103,733
Youngone Corp.	4,074	143,400
Yuanta Securities Korea Co. Ltd.[a,b]	22,240	61,488
Yungjin Pharmaceutical Co. Ltd.[a,b]	14,006	141,611

		18,968,487

TAIWAN — 16.90%
Accton Technology Corp.	87,000	114,711
Advanced Wireless Semiconductor Co.	31,000	65,969
Airtac International Group	18,850	126,293
Altek Corp.	84,793	54,730
Ambassador Hotel (The)	166,000	139,468
AmTRAN Technology Co. Ltd.	178,312	108,805
Asia Optical Co. Inc.[a]	71,000	55,733

Security	Shares	Value
Asia Polymer Corp.	163,620	$87,297
ASPEED Technology Inc.	6,000	60,713
BES Engineering Corp.	498,000	85,971
Bizlink Holding Inc.	17,000	98,260
Career Technology MFG. Co. Ltd.	126,000	67,612
Cathay Real Estate Development Co. Ltd.	203,000	85,588
Cheng Loong Corp.	403,000	140,254
Cheng Uei Precision Industry Co. Ltd.	64,000	81,343
Chin-Poon Industrial Co. Ltd.	61,000	134,298
China Bills Finance Corp.	233,000	88,235
China Man-Made Fiber Corp.[a]	318,000	71,669
China Petrochemical Development Corp.[a]	346,000	80,632
China Steel Chemical Corp.	22,000	74,205
China Synthetic Rubber Corp.	102,460	71,632
Chipbond Technology Corp.	100,000	123,726
Chong Hong Construction Co. Ltd.	42,424	68,035
Chroma ATE Inc.	59,000	141,473
Compeq Manufacturing Co. Ltd.	220,000	109,283
Coretronic Corp.	101,000	90,896
CSBC Corp. Taiwan	185,420	89,832
CTCI Corp.	112,000	161,239
Cyberlink Corp.	53,125	114,028
D-Link Corp.[a]	365,246	111,996
Dynapack International Technology Corp.	79,000	115,063
Elan Microelectronics Corp.	93,000	97,099
Elite Advanced Laser Corp.	21,000	96,267
Elite Material Co. Ltd.	51,000	102,743
Ennoconn Corp.	7,000	95,301
Epistar Corp.	175,000	108,394
Eternal Materials Co. Ltd.	113,440	113,744
Everlight Electronics Co. Ltd.	68,000	97,061
Far Eastern Department Stores Ltd.	162,000	82,708
Far Eastern International Bank	369,901	104,349
Faraday Technology Corp.	66,000	68,201
Feng Hsin Steel Co. Ltd.	102,000	135,114
Firich Enterprises Co. Ltd.	35,198	79,543
FLEXium Interconnect Inc.	46,667	119,771
Formosan Rubber Group Inc.	150,000	73,591
General Interface Solution Holding Ltd.[a]	21,000	59,885
Gigabyte Technology Co. Ltd.	105,000	117,033
Gigastorage Corp.[a]	66,400	54,871
Ginko International Co. Ltd.	8,000	86,347
Gintech Energy Corp.[a]	87,584	64,857
Global Unichip Corp.	34,000	77,357
Gloria Material Technology Corp.	201,818	98,704
Goldsun Building Materials Co. Ltd.	348,000	88,674
Gourmet Master Co. Ltd.	12,000	107,443
Grand Pacific Petrochemical	191,000	92,535
Grape King Bio Ltd.	20,000	126,332
Great Wall Enterprise Co. Ltd.	144,128	114,021
Greatek Electronics Inc.	92,000	104,659
Green Energy Technology Inc.[a]	74,125	49,777
HannStar Display Corp.[a]	447,320	51,710
Ho Tung Chemical Corp.[a]	475,548	101,052
Holy Stone Enterprise Co. Ltd.	106,500	107,112
Hota Industrial Manufacturing Co. Ltd.	35,000	165,274
Huaku Development Co. Ltd.	53,080	89,518
Huang Hsiang Construction Corp.	47,000	45,541
Hung Sheng Construction Ltd.	182,000	89,012
International Games System Co. Ltd.	9,000	85,274
ITEQ Corp.	106,600	97,897
Jih Sun Financial Holdings Co. Ltd.	290,643	59,978
Kenda Rubber Industrial Co. Ltd.	97,158	154,917

119

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iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Kerry TJ Logistics Co. Ltd.	74,000	$91,557
Kindom Construction Corp.	130,000	62,185
King Slide Works Co. Ltd.	11,000	116,366
King Yuan Electronics Co. Ltd.	211,000	194,421
King’s Town Bank Co. Ltd.	185,000	120,828
Kinpo Electronics[a]	289,000	99,693
Land Mark Optoelectronics Corp.	8,000	117,869
LCY Chemical Corp.[a]	87,000	98,438
Lealea Enterprise Co. Ltd.	378,590	105,523
Li Cheng Enterprise Co. Ltd.	9,000	40,015
Lien Hwa Industrial Corp.	168,160	106,736
Macronix International[a]	523,000	46,186
Makalot Industrial Co. Ltd.	30,358	151,266
Masterlink Securities Corp.	321,605	87,964
Medigen Biotechnology Corp.[a]	10,397	28,947
Mercuries & Associates Holding Ltd.	155,548	89,430
Merry Electronics Co. Ltd.	30,000	65,772
Micro-Star International Co. Ltd.	112,000	178,582
Microbio Co. Ltd.[a]	147,727	115,509
MIN AIK Technology Co. Ltd.	41,000	55,945
Mitac Holdings Corp.	98,000	68,213
Motech Industries Inc.[a]	64,000	66,429
Nan Kang Rubber Tire Co. Ltd.[a]	108,000	89,082
Neo Solar Power Corp.	143,364	78,688
Pan-International Industrial Corp.	185,722	68,622
Parade Technologies Ltd.	11,000	110,970
PChome Online Inc.	13,619	162,864
PharmaEngine Inc.	10,000	74,205
Pixart Imaging Inc.	36,635	75,938
Poya International Co. Ltd.	11,140	125,362
President Securities Corp.	196,510	74,115
Primax Electronics Ltd.	79,000	97,743
Prince Housing & Development Corp.	284,917	98,722
Qisda Corp.	257,000	82,350
Radiant Opto-Electronics Corp.	69,000	106,422
Radium Life Tech Co. Ltd.	265,707	82,289
Ritek Corp.[a]	805,000	63,190
Sanyang Motor Co. Ltd.[a]	110,820	71,360
ScinoPharm Taiwan Ltd.	43,000	61,970
Senao International Co. Ltd.	53,000	72,075
Shin Zu Shing Co. Ltd.	28,000	94,442
Shining Building Business Co. Ltd.[a]	217,008	72,197
Shinkong Synthetic Fibers Corp.	343,135	88,592
Silergy Corp.	10,000	118,360
Sino-American Silicon Products Inc.	107,000	117,458
Sinyi Realty Inc.	92,105	74,842
Soft-World International Corp.	29,140	54,505
Solar Applied Materials Technology Co.	130,799	35,094
St. Shine Optical Co. Ltd.	8,000	173,921
Sunny Friend Environmental Technology Co. Ltd.	16,000	77,026
Swancor Ind Co. Ltd.	12,000	50,778
TA Chen Stainless Pipe	220,976	104,009
Taichung Commercial Bank Co. Ltd.	397,810	110,759
Taiflex Scientific Co. Ltd.	69,000	76,379
Tainan Spinning Co. Ltd.	238,190	93,852
Taiwan Hon Chuan Enterprise Co. Ltd.	84,004	126,988
Taiwan Paiho Ltd.	44,050	119,268
Taiwan Secom Co. Ltd.	61,450	169,582
Taiwan Shin Kong Security Co. Ltd.	144,640	175,630
Taiwan Surface Mounting Technology Corp.	139,633	119,028
Taiwan TEA Corp.	176,000	81,220
Tatung Co. Ltd.[a]	468,000	72,900
Ton Yi Industrial Corp.	137,000	63,223

Security	Shares	Value
Tong Hsing Electronic Industries Ltd.	28,000	$82,766
Tong Yang Industry Co. Ltd.	71,133	105,459
TPK Holding Co. Ltd.	44,000	88,506
Tripod Technology Corp.	84,000	160,466
TrueLight Corp.	25,000	60,406
TSRC Corp.	109,000	89,239
TTY Biopharm Co. Ltd.	34,450	118,310
Tung Ho Steel Enterprise Corp.	175,000	100,882
Tung Thih Electronic Co. Ltd.	11,000	153,806
TWi Pharmaceuticals Inc.[a]	12,000	43,419
TXC Corp.	81,000	109,283
Unimicron Technology Corp.	197,000	83,965
Union Bank of Taiwan	330,218	88,193
UPC Technology Corp.	325,661	88,374
USI Corp.	155,950	60,013
Visual Photonics Epitaxy Co. Ltd.	63,900	99,536
Voltronic Power Technology Corp.	8,550	118,894
Wah Lee Industrial Corp.	73,000	99,609
Walsin Lihwa Corp.[a]	511,000	145,093
Walsin Technology Corp.	71,000	68,469
Waterland Financial Holdings Co. Ltd.	429,780	105,295
Win Semiconductors Corp.	91,431	179,988
Winbond Electronics Corp.[a]	488,000	128,687
Wistron NeWeb Corp.	50,320	120,660
WT Microelectronics Co. Ltd.	84,637	103,809
Yageo Corp.	75,467	127,041
Yeong Guan Energy Technology Group Co. Ltd.	13,601	90,500
YFY Inc.	357,000	106,183
Yieh Phui Enterprise Co. Ltd.	307,625	75,368
YungShin Global Holding Corp.	74,200	107,845
Yungtay Engineering Co. Ltd.	78,000	114,444
Zinwell Corp.	70,000	97,125

		15,978,182
THAILAND — 3.61%
Amata Corp. PCL NVDR	280,500	98,146
Bangchak Petroleum PCL (The) NVDR	87,500	74,090
Bangkok Airways Co. Ltd.[b]	145,400	99,714
Bangkok Chain Hospital PCL NVDR	315,700	96,323
Bangkok Land PCL NVDR	2,701,100	118,705
CH Karnchang PCL NVDR[b]	125,900	89,866
Chularat Hospital PCL NVDR	1,304,300	105,877
Esso Thailand PCL NVDR[a]	525,500	88,258
Group Lease PCL	72,900	61,218
Hana Microelectronics PCL NVDR	114,900	93,271
Inter Far East Energy Corp.	285,200	54,685
Italian-Thai Development PCL NVDR[a,b]	425,300	79,762
Jasmine International PCL NVDR	559,200	73,882
KCE Electronics PCL NVDR[b]	60,900	138,506
Khon Kaen Sugar Industry PCL NVDR	729,830	80,082
Kiatnakin Bank PCL NVDR	98,232	114,111
LPN Development PCL NVDR	212,600	79,149
Major Cineplex Group PCL NVDR[b]	62,200	54,844
Quality Houses PCL NVDR[b]	1,293,667	84,736
Samart Corp. PCL NVDR[b]	128,700	60,522
Siam Global House PCL NVDR[b]	254,819	83,454
Sino-Thai Engineering & Construction PCL NVDR[b]	172,028	110,753
Sri Trang Agro-Industry PCL NVDR	283,500	91,260
Srisawad Power 1979 PCL NVDR[b]	107,635	128,047
Supalai PCL NVDR[b]	224,900	128,424
Superblock PCL[a,b]	2,045,000	99,030
Thai Airways International PCL NVDR[a]	125,300	63,132

120

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Thai Vegetable Oil PCL NVDR	133,300	$111,006
Thaicom PCL NVDR	108,900	82,304
Thanachart Capital PCL NVDR	136,700	130,099
Tisco Financial Group PCL NVDR	83,940	101,033
TTW PCL NVDR[b]	398,600	117,153
U City PCL NVDR[a]	95,588,200	80,270
VGI Global Media PCL NVDR	694,600	92,937
Vibhavadi Medical Center PCL NVDR	1,361,000	106,670
WHA Corp. PCL NVDR[a,b]	1,546,700	143,738

		3,415,057
TURKEY — 1.30%
Akcansa Cimento AS	23,273	107,075
Aksa Akrilik Kimya Sanayii AS	23,325	66,775
Bizim Toptan Satis Magazalari ASb	18,025	100,212
Cimsa Cimento Sanayi VE Ticaret AS	23,385	125,178
Dogan Sirketler Grubu Holding ASa,b	313,222	53,059
Dogus Otomotiv Servis ve Ticaret ASb	11,379	42,098
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	177,515	81,190
Koza Altin Isletmeleri ASa	11,368	52,918
Koza Anadolu Metal Madencilik Isletmeleri ASa	39,096	15,232
NET Holding ASa,b	83,669	87,307
Otokar Otomotiv Ve Savunma Sanayi AS	2,542	83,839
Sekerbank TAS[a,b]	102,068	47,375
Tekfen Holding AS	39,008	94,624
Trakya Cam Sanayii ASb	101,763	75,504
Turkiye Sinai Kalkinma Bankasi AS	183,252	96,231
Vestel Elektronik Sanayi ve Ticaret ASa,b	21,588	46,955
Yazicilar Holding ASb	13,222	55,681

		1,231,253
UNITED ARAB EMIRATES — 0.89%
Agthia Group PJSC	34,469	69,634
Air Arabia PJSC	340,593	124,260
Al Waha Capital PJSC	193,203	104,152
Amlak Finance PJSC[a]	138,333	51,222
Dana Gas PJSC[a]	680,117	98,141
Deyaar Development PJSC[a]	408,481	65,617
Dubai Parks & Resorts PJSC[a]	514,058	198,743
Eshraq Properties Co. PJSC[a]	274,880	59,124
Orascom Construction Ltd.[a]	13,696	68,480

		839,373

TOTAL COMMON STOCKS (Cost: $104,161,195)		93,546,039

PREFERRED STOCKS — 0.42%
BRAZIL — 0.37%
Alpargatas SA	26,000	72,110
Banco ABC Brasil SA	10,445	35,261
Bradespar SA	27,100	52,440
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	18,300	34,649
Marcopolo SA	87,200	58,101
Metalurgica Gerdau SA	102,000	54,653
Randon SA Implemetos e Participacoes	54,325	46,754

		353,968

Security	Shares	Value
COLOMBIA — 0.05%
Avianca Holdings SA	65,914	$43,083

		43,083

TOTAL PREFERRED STOCKS (Cost: $676,045)		397,051

RIGHTS — 0.01%

BRAZIL — 0.00%
Alupar Investimento SAa	1,489	107
Cia. de Saneamento de Minas Gerais-COPASA[a]	568	1,022

		1,129
SOUTH KOREA — 0.01%
Hanjin Kal Corp.[a]	918	1,463
Kolon Life Science Inc.[a]	102	2,516
Ssangyong Cement Industrial Co. Ltd.[a]	1,063	714

		4,693

TOTAL RIGHTS (Cost: $0)		5,822

SHORT-TERM INVESTMENTS — 13.89%

MONEY MARKET FUNDS — 13.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[f,g,h]	12,378,431	12,378,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[f,g,h]	749,985	749,985

		13,128,416

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,128,416)		13,128,416

TOTAL INVESTMENTS IN SECURITIES — 113.28% (Cost: $117,965,656)[i]		107,077,328
Other Assets, Less Liabilities — (13.28)%		(12,548,756)

NET ASSETS — 100.00%		$94,528,572

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

121

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2016

[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $118,677,816. Net unrealized depreciation was $11,600,488, of which $7,551,003 represented gross unrealized appreciation on securities and $19,151,491 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$92,856,288	$527,003	$162,748	$93,546,039
Preferred stocks	397,051	—	—	397,051
Rights	1,129	4,693	—	5,822
Money market funds	13,128,416	—	—	13,128,416

Total	$106,382,884	$531,696	$162,748	$107,077,328

122

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.44%

AUSTRIA — 0.56%
Andritz AG	212,974	$10,852,944
Erste Group Bank AG	799,820	21,414,107
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	426,124	11,883,280
Raiffeisen Bank International AGa	336,652	4,506,703
Voestalpine AG	325,974	11,171,583

		59,828,619
BELGIUM — 4.74%
Ageas	579,993	23,473,591
Anheuser-Busch InBev SA/NV	2,307,080	292,407,367
Colruyt SA	201,632	11,986,526
Delhaize Group	298,650	31,328,841
Groupe Bruxelles Lambert SA	230,284	19,588,744
KBC Group NVa	718,391	42,554,625
Proximus SADP	436,565	14,191,372
Solvay SA	211,999	21,523,915
Telenet Group Holding NVa	155,841	7,423,635
UCB SA	363,805	26,305,129
Umicore SA	274,255	13,830,739

		504,614,484
FINLAND — 3.15%
Elisa OYJ	410,978	15,665,525
Fortum OYJ	1,290,939	19,372,614
Kone OYJ Class B	965,595	45,663,809
Metso OYJ	321,246	7,549,507
Neste OYJ	372,487	12,560,387
Nokia OYJ	16,546,541	94,681,027
Nokian Renkaat OYJ	328,377	11,599,397
Orion OYJ Class B	292,773	10,511,226
Sampo OYJ Class A	1,276,576	56,945,399
Stora Enso OYJ Class R	1,578,703	13,541,466
UPM-Kymmene OYJ	1,530,406	29,457,391
Wartsila OYJ Abp	423,762	17,572,798

		335,120,546
FRANCE — 32.32%
Accor SA	522,413	22,742,536
Aeroports de Paris	85,702	10,213,398
Air Liquide SA	986,286	105,988,268
Airbus Group SE	1,690,126	105,403,446
Alstom SAa	440,283	11,062,572
ArcelorMittal[a]	5,235,040	25,759,350
Arkema SA	192,605	15,811,145
Atos SE	250,363	23,150,197
AXA SA	5,578,843	140,236,382
BNP Paribas SA	3,041,014	168,474,839
Bollore SA	2,473,237	8,945,571
Bouygues SA	588,936	19,144,480
Bureau Veritas SA	767,184	16,500,583
Capgemini SA	468,017	44,651,399

Security	Shares	Value
Carrefour SA	1,578,801	$42,797,557
Casino Guichard Perrachon SA	160,273	9,540,325
Christian Dior SE	155,262	25,330,492
Cie. de Saint-Gobain	1,366,383	61,027,558
Cie. Generale des Etablissements Michelin Class B	525,723	53,457,741
CNP Assurances	478,444	8,122,572
Credit Agricole SA	3,036,334	30,506,289
Danone SA	1,687,266	118,486,224
Dassault Systemes	368,380	29,346,681
Edenred	595,541	11,038,715
Eiffage SA	159,155	11,746,986
Electricite de France SA	720,979	9,611,491
Engie SA	4,226,098	65,136,609
Essilor International SA	588,294	76,854,647
Eurazeo SA	120,253	7,832,829
Eutelsat Communications SA	497,660	9,928,036
Fonciere des Regions	92,317	8,254,637
Gecina SA	114,229	16,143,649
Groupe Eurotunnel SE Registered	1,346,078	17,375,352
Hermes International	76,157	27,549,834
ICADE	102,275	7,390,498
Iliad SA	76,131	16,692,068
Imerys SA	102,622	7,239,637
Ingenico Group SA	158,320	19,299,343
JCDecaux SA	216,159	8,926,502
Kering	217,187	35,094,858
Klepierre	633,153	28,976,689
L’Oreal SA	723,916	136,116,397
Lagardere SCA	342,504	8,111,998
Legrand SA	767,096	42,215,980
LVMH Moet Hennessy Louis Vuitton SE	800,879	128,431,865
Natixis SA	2,707,224	13,073,936
Numericable-SFR SA	312,862	9,729,580
Orange SA	5,688,842	98,891,390
Pernod Ricard SA	608,804	66,358,593
Peugeot SAa	1,373,309	21,625,385
Publicis Groupe SA	541,895	39,248,388
Remy Cointreau SA	67,241	5,587,254
Renault SA	552,003	51,828,383
Rexel SA	873,959	13,372,987
Safran SA	898,615	63,024,126
Sanofi	3,373,167	276,719,026
Schneider Electric SE	1,603,274	103,717,310
SCOR SE	455,101	15,224,565
SES SA	934,634	20,944,885
Societe BIC SA	83,924	11,206,734
Societe Generale SA	2,181,965	89,851,376
Sodexo SA	270,946	28,513,138
STMicroelectronics NV	1,827,366	10,938,511
Suez[b]	947,681	15,935,861
Technip SA	309,526	16,999,842
Thales SA	304,316	26,377,389
Total SA	6,325,099	307,533,805
Unibail-Rodamco SE	286,699	77,206,643
Valeo SA	228,733	34,541,504
Veolia Environnement SA	1,330,236	29,884,258
Vinci SA	1,431,998	107,750,050
Vivendi SA	3,326,123	66,021,026
Wendel SA	82,707	9,552,631
Zodiac Aerospace	583,148	13,626,485

		3,441,953,286

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2016

Security	Shares	Value
GERMANY — 27.18%
adidas AG	541,713	$69,442,576
Allianz SE Registered	1,310,921	214,091,416
Axel Springer SE	126,645	7,207,282
BASF SE	2,633,611	203,559,518
Bayer AG Registered	2,371,696	226,088,039
Bayerische Motoren Werke AG	945,999	79,922,277
Beiersdorf AG	290,665	26,430,239
Brenntag AG	444,652	23,814,871
Commerzbank AG	3,042,936	26,084,118
Continental AG	315,440	67,704,325
Covestro AGc	171,837	7,290,348
Daimler AG Registered	2,760,690	188,672,193
Deutsche Bank AG Registered[a]	3,949,031	70,581,921
Deutsche Boerse AG	554,268	48,591,800
Deutsche Lufthansa AG Registered	675,837	9,476,168
Deutsche Post AG Registered	2,779,938	81,129,275
Deutsche Telekom AG Registered	9,251,386	163,446,773
Deutsche Wohnen AG Bearer	971,800	31,227,778
E.ON SE	5,749,343	56,548,019
Evonik Industries AG	401,725	11,851,337
Fraport AG Frankfurt Airport Services Worldwide	120,969	6,928,705
Fresenius Medical Care AG & Co. KGaA	629,643	54,674,095
Fresenius SE & Co. KGaA	1,170,619	88,395,470
GEA Group AG	525,785	24,387,776
Hannover Rueck SE	173,541	19,580,261
HeidelbergCement AG	403,912	34,573,969
Henkel AG & Co. KGaA	296,578	31,118,089
HOCHTIEF AG	50,247	6,360,089
HUGO BOSS AG	191,450	11,771,262
Infineon Technologies AG	3,250,135	48,773,499
K+S AG Registered[b]	548,571	13,545,249
Lanxess AG	262,752	12,560,320
Linde AG	533,008	79,808,405
MAN SE	107,150	11,361,869
Merck KGaA	371,274	37,178,197
METRO AG	509,517	16,749,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	478,623	89,967,831
Osram Licht AG	256,454	13,655,339
ProSiebenSat.1 Media SE Registered	630,439	31,712,463
QIAGEN NVa	639,612	13,721,163
RTL Group SAa	113,032	10,143,386
RWE AGa	1,409,579	18,461,797
SAP SE	2,820,075	229,054,118
Siemens AG Registered	2,204,719	237,561,662
Symrise AG	356,494	22,379,323
Telefonica Deutschland Holding AG	2,101,088	9,400,585
ThyssenKrupp AG	1,054,304	23,221,728
United Internet AG Registered[d]	354,799	16,743,198
Volkswagen AG	94,840	14,649,310
Vonovia SE	1,336,437	45,831,316
Zalando SEa,c	248,363	7,284,131

		2,894,714,876
IRELAND — 1.64%
Bank of Ireland[a]	78,753,261	24,022,142
CRH PLC	2,366,238	71,742,817
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	459,926	41,524,215
Paddy Power Betfair PLC	231,382	31,245,177
Ryanair Holdings PLC	42,432	666,284

Security	Shares	Value
Ryanair Holdings PLC ADR	68,569	$5,992,931

		175,193,571
ITALY — 6.65%
Assicurazioni Generali SpA	3,348,042	48,565,508
Atlantia SpA	1,187,664	32,049,321
Banco Popolare SC	58,600	290,172
CNH Industrial NV	2,855,058	20,151,010
Enel SpA	22,163,813	100,521,306
Eni SpA	7,284,384	111,341,224
EXOR SpA	319,296	12,117,502
Ferrari NV	356,050	15,101,796
Fiat Chrysler Automobiles NV	2,571,189	18,362,139
Intesa Sanpaolo SpA	36,306,849	93,286,110
Leonardo-Finmeccanica SpA[a]	1,022,484	12,111,300
Luxottica Group SpA	486,491	26,369,822
Mediobanca SpA	1,629,677	12,645,236
Poste Italiane SpA[a,c]	1,379,908	10,568,934
Prysmian SpA	565,326	13,839,386
Saipem SpA[a]	17,368,879	7,113,678
Snam SpA	7,054,569	40,406,244
Telecom Italia SpA/Milano[a]	29,722,049	28,157,943
Tenaris SA	1,350,073	17,900,355
Terna Rete Elettrica Nazionale SpA	4,586,701	25,449,021
UniCredit SpA	14,435,112	46,216,990
Unione di Banche Italiane SpA	2,567,729	9,547,469
UnipolSai SpA	3,221,780	6,445,203

		708,557,669
NETHERLANDS — 10.47%
ABN AMRO Group NVc	642,445	13,091,768
Aegon NV	5,235,259	26,926,057
AerCap Holdings NVa	478,168	18,691,587
Akzo Nobel NV	713,894	48,479,283
Altice NV Class Aa,b	1,017,400	17,544,289
Altice NV Class Ba	351,103	6,074,047
ASML Holding NV	1,054,505	104,949,115
Boskalis Westminster	252,669	9,155,785
Gemalto NV	231,032	14,127,794
Heineken Holding NV	290,004	23,806,730
Heineken NV	661,620	61,479,689
ING Groep NV CVA	11,095,604	138,282,642
Koninklijke Ahold NV	2,396,591	53,119,968
Koninklijke DSM NV	522,396	31,107,496
Koninklijke KPN NV	9,780,396	38,837,581
Koninklijke Philips NV	2,678,754	72,227,003
Koninklijke Vopak NV	204,031	10,636,848
NN Group NV	909,688	30,396,490
NXP Semiconductors NVa	839,382	79,313,205
OCI NVa	266,471	3,835,669
Randstad Holding NV	344,048	18,593,287
RELX NV	2,851,727	49,477,457
Unilever NV CVA	4,679,194	210,265,795
Wolters Kluwer NV	873,309	34,829,461

		1,115,249,046
PORTUGAL — 0.50%
Banco Comercial Portugues SA Registered[a,b]	12,019,669	409,455
EDP — Energias de Portugal SA	6,808,578	22,701,046
Galp Energia SGPS SA	1,410,096	18,492,115
Jeronimo Martins SGPS SA	720,183	11,673,387

		53,276,003

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2016

Security	Shares	Value
SPAIN — 10.23%
Abertis Infraestructuras SA	1,467,853	$22,485,038
ACS Actividades de Construccion y Servicios SA	563,159	18,588,671
Aena SAa,c	196,352	26,525,754
Amadeus IT Holding SA Class A	1,270,704	58,897,327
Banco Bilbao Vizcaya Argentaria SA	18,683,403	123,984,594
Banco de Sabadell SA	15,251,159	26,078,745
Banco Popular Espanol SAb	4,908,150	8,086,715
Banco Santander SA	41,433,687	197,926,852
Bankia SA	13,463,664	11,705,957
Bankinter SA	2,034,661	15,484,127
CaixaBank SA	7,704,234	21,073,042
Distribuidora Internacional de Alimentacion SA	1,798,773	10,763,350
Enagas SA	415,985	12,475,785
Endesa SA	970,260	19,961,019
Ferrovial SA	1,392,960	29,510,057
Gas Natural SDG SA	1,060,858	21,009,989
Grifols SA	864,519	19,599,797
Iberdrola SA	16,163,477	109,691,347
Industria de Diseno Textil SA	3,139,911	106,123,540
International Consolidated Airlines Group SA	2,379,267	18,607,247
Mapfre SA	3,251,453	8,245,630
Red Electrica Corp. SA	239,928	21,378,668
Repsol SA	3,114,179	40,128,894
Telefonica SA	12,890,219	134,761,165
Zardoya Otis SA	573,168	5,946,898

		1,089,040,208

TOTAL COMMON STOCKS
(Cost: $12,014,825,481)		10,377,548,308

PREFERRED STOCKS — 1.97%

GERMANY — 1.78%
Bayerische Motoren Werke AG	158,338	11,651,430
Fuchs Petrolub SE	201,066	8,189,065
Henkel AG & Co. KGaA	512,900	59,810,764
Porsche Automobil Holding SE	438,801	24,175,624
Schaeffler AG	432,785	6,986,068
Volkswagen AG	530,943	79,410,548

		190,223,499
ITALY — 0.19%
Intesa Sanpaolo SpA	2,743,912	6,659,158
Telecom Italia SpA/Milano	17,048,323	13,161,965

		19,821,123

TOTAL PREFERRED STOCKS
(Cost: $277,168,134)		210,044,622

RIGHTS — 0.03%

SPAIN — 0.03%
Abertis Infraestructuras SAa	1,550,109	1,188,979

Security	Shares	Value
Banco Popular Espanol SAa	5,110,941	$1,274,505
Ferrovial SAa	1,405,611	502,298

		2,965,782

TOTAL RIGHTS
(Cost: $1,756,935)		2,965,782

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	28,726,546	28,726,546
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	1,740,486	1,740,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	803,640	803,640

		31,270,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,270,672)		31,270,672

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $12,325,021,222)[h]		10,621,829,384
Other Assets, Less Liabilities — 0.27%		28,873,938

NET ASSETS — 100.00%		$10,650,703,322

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $12,541,205,526. Net unrealized depreciation was $1,919,376,142, of which $255,506,162 represented gross unrealized appreciation on securities and $2,174,882,304 represented gross unrealized depreciation on securities.

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,377,548,301	$—	$7	$10,377,548,308
Preferred stocks	210,044,622	—	—	210,044,622
Rights	2,965,782	—	—	2,965,782
Money market funds	31,270,672	—	—	31,270,672

Total	$10,621,829,377	$—	$7	$10,621,829,384

126

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.55%

AEROSPACE & DEFENSE — 6.02%
Airbus Group SE	171,698	$10,707,817
Safran SA	91,134	6,391,659
Thales SA	30,729	2,663,517
Zodiac Aerospace	58,989	1,378,403

		21,141,396
AIR FREIGHT & LOGISTICS — 0.26%
Bollore SA	252,602	913,648

		913,648
AUTO COMPONENTS — 2.53%
Cie. Generale des Etablissements Michelin Class B	52,976	5,386,824
Valeo SA	23,167	3,498,503

		8,885,327
AUTOMOBILES — 2.13%
Peugeot SAa	141,337	2,225,622
Renault SA	56,011	5,258,956

		7,484,578
BANKS — 8.74%
BNP Paribas SA	308,684	17,101,364
Credit Agricole SA	307,614	3,090,622
Natixis SA	273,563	1,321,112
Societe Generale SA	223,143	9,188,830

		30,701,928
BEVERAGES — 2.07%
Pernod Ricard SA	61,875	6,744,269
Remy Cointreau SA	6,414	532,958

		7,277,227
BUILDING PRODUCTS — 1.77%
Cie. de Saint-Gobain	138,970	6,206,898

		6,206,898
CHEMICALS — 3.53%
Air Liquide SA	100,351	10,783,919
Arkema SA	19,529	1,603,156

		12,387,075
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Edenred	60,422	1,119,959
Societe BIC SA	8,391	1,120,486

		2,240,445

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 4.03%
Bouygues SA	60,329	$1,961,108
Eiffage SA	16,513	1,218,799
Vinci SA	145,968	10,983,297

		14,163,204
CONSTRUCTION MATERIALS — 0.21%
Imerys SA	10,447	737,001

		737,001
DIVERSIFIED FINANCIAL SERVICES — 0.50%
Eurazeo SA	11,849	771,800
Wendel SA	8,428	973,431

		1,745,231
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.63%
Iliad SA	7,694	1,686,945
Numericable-SFR SA	31,855	990,647
Orange SA	578,878	10,062,865

		12,740,457
ELECTRIC UTILITIES — 0.28%
Electricite de France SA	72,710	969,309

		969,309
ELECTRICAL EQUIPMENT — 4.21%
Legrand SA	77,746	4,278,635
Schneider Electric SE	162,648	10,521,853

		14,800,488
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Ingenico Group SA	15,984	1,948,463

		1,948,463
ENERGY EQUIPMENT & SERVICES — 0.49%
Technip SA	31,173	1,712,089

		1,712,089
FOOD & STAPLES RETAILING — 1.52%
Carrefour SA	161,264	4,371,485
Casino Guichard Perrachon SA	16,496	981,932

		5,353,417
FOOD PRODUCTS — 3.43%
Danone SA	171,746	12,060,656

		12,060,656
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Essilor International SA	59,952	7,832,121

		7,832,121

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.47%
Accor SA	52,511	$2,285,995
Sodexo SA	27,458	2,889,556

		5,175,551

INSURANCE — 4.74%
AXA SA	565,568	14,216,785
CNP Assurances	50,162	851,603
SCOR SE	47,471	1,588,055

		16,656,443

IT SERVICES — 1.97%
Atos SE	25,628	2,369,732
Capgemini SA	47,671	4,548,076

		6,917,808

MACHINERY — 0.32%
Alstom SAa	44,712	1,123,436

		1,123,436

MEDIA — 4.44%
Eutelsat Communications SA	50,809	1,013,611
JCDecaux SA	21,647	893,935
Lagardere SCA	34,597	819,409
Publicis Groupe SA	55,143	3,993,899
SES SA	95,257	2,134,682
Vivendi SA	338,955	6,728,000

		15,583,536

METALS & MINING — 0.75%
ArcelorMittal[a]	532,293	2,619,182

		2,619,182

MULTI-UTILITIES — 3.16%
Engie SA	425,715	6,561,521
Suez[b]	94,766	1,593,551
Veolia Environnement SA	131,414	2,952,265

		11,107,337

OIL, GAS & CONSUMABLE FUELS — 8.91%
Total SA	643,546	31,289,969

		31,289,969

PERSONAL PRODUCTS — 3.95%
L’Oreal SA	73,827	13,881,535

		13,881,535

PHARMACEUTICALS — 8.00%
Sanofi	342,413	28,089,979

		28,089,979

Security	Shares	Value
PROFESSIONAL SERVICES — 0.47%
Bureau Veritas SA	77,292	$1,662,395

		1,662,395
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.00%
Fonciere des Regions	9,665	864,208
Gecina SA	11,951	1,689,000
ICADE	10,746	776,517
Klepierre	64,214	2,938,798
Unibail-Rodamco SE	28,904	7,783,706

		14,052,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.32%
STMicroelectronics NV	186,133	1,114,182

		1,114,182
SOFTWARE — 0.85%
Dassault Systemes	37,371	2,977,129

		2,977,129
TEXTILES, APPAREL & LUXURY GOODS — 6.26%
Christian Dior SE	15,881	2,590,934
Hermes International	7,684	2,779,691
Kering	22,088	3,569,160
LVMH Moet Hennessy Louis Vuitton SE	81,246	13,028,904

		21,968,689
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Rexel SA	88,027	1,346,956

		1,346,956
TRANSPORTATION INFRASTRUCTURE — 0.79%
Aeroports de Paris	8,653	1,031,208
Groupe Eurotunnel SE Registered	136,236	1,758,552

		2,789,760

TOTAL COMMON STOCKS
(Cost: $421,606,672)		349,657,074

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	1,424,073	1,424,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	86,282	86,282

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c],d	93,539	$93,539

		1,603,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,603,894)		1,603,894

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $423,210,566)[f]		351,260,968
Other Assets, Less Liabilities — (0.01)%		(24,026)

NET ASSETS — 100.00%		$351,236,942

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $435,278,356. Net unrealized depreciation was $84,017,388, of which $5,811,522 represented gross unrealized appreciation on securities and $89,828,910 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$349,657,074	$—	$—	$349,657,074
Money market funds	1,603,894	—	—	1,603,894

Total	$351,260,968	$—	$—	$351,260,968

129

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 96.96%

ARGENTINA — 18.01%
Adecoagro SAa	399,239	$4,543,340
Arcos Dorados Holdings Inc. Class Aa	440,886	1,922,263
Banco Macro SA ADR	172,039	10,752,437
BBVA Banco Frances SA ADR	205,355	3,889,424
Cresud SACIF y A ADR[a]	139,620	1,725,703
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	103,451	1,554,869
Globant SAa,b	117,044	4,698,146
Grupo Financiero Galicia SA ADR	423,344	12,027,203
IRSA Inversiones y Representaciones SA ADR[a]	92,594	1,388,910
Pampa Energia SA ADR[a]	268,376	6,298,785
Petrobras Argentina SA ADR	340,673	2,125,799
Telecom Argentina SA ADR	396,863	6,972,883
Transportadora de Gas del Sur SA ADR	366,071	2,361,158
YPF SA ADR	808,361	16,902,828

		77,163,748
BAHRAIN — 0.47%
GFH Financial Group BSC[a]	8,769,155	2,000,749

		2,000,749
BANGLADESH — 3.19%
GrameenPhone Ltd.	839,600	2,732,784
Islami Bank Bangladesh Ltd.	1,919,001	639,055
Lafarge Surma Cement Ltd.	2,467,984	2,556,942
Olympic Industries Ltd.	433,157	1,805,028
Square Pharmaceuticals Ltd.	1,788,049	5,938,490

		13,672,299
INDIA — 0.51%
Beximco Pharmaceuticals Ltd.	2,090,668	2,203,371

		2,203,371
JORDAN — 1.29%
Arab Bank PLC	399,600	3,576,154
Jordan Petroleum Refinery Co.	300,330	1,934,336

		5,510,490
KAZAKHSTAN — 1.83%
Halyk Savings Bank of Kazakhstan JSC GDR[c]	278,724	1,379,684
KazMunaiGas Exploration Production JSC GDR[c]	857,862	6,451,122

		7,830,806
KENYA — 6.08%
Co-operative Bank of Kenya Ltd. (The)	9,406,177	1,599,563
East African Breweries Ltd.	2,166,942	6,252,654
Equity Group Holdings Ltd./Kenya	10,986,400	4,303,052
KCB Group Ltd.	11,987,360	4,605,951
Safaricom Ltd.	55,101,800	9,288,355

		26,049,575

Security	Shares	Value
KUWAIT — 19.74%
Agility Public Warehousing Co. KSC	2,982,297	$4,636,717
Boubyan Bank KSCP	2,147,223	2,841,182
Burgan Bank SAK	2,809,749	3,020,736
Jazeera Airways Co. KSC	498,888	1,485,277
Kuwait Finance House KSCP	12,099,015	18,610,790
Kuwait Projects Co. Holding KSCP	2,230,980	3,763,810
Mabanee Co. SAK	2,096,363	5,478,421
Mezzan Holding Co. KSCC	505,367	1,738,610
Mobile Telecommunications Co. KSC	11,072,769	12,636,802
National Bank of Kuwait SAKP	11,959,009	24,922,844
National Industries Group Holding SAK	4,394,154	1,628,003
VIVA Kuwait Telecom Co.[a]	813,112	2,501,469
Warba Bank KSCP[a]	2,240,904	1,289,836

		84,554,497
MAURITIUS — 3.50%
MCB Group Ltd.	715,108	4,189,064
Rockcastle Global Real Estate Co. Ltd.	3,785,037	9,575,701
SBM Holdings Ltd.	65,056,859	1,244,407

		15,009,172
MOROCCO — 5.63%
Attijariwafa Bank	211,106	7,564,160
Banque Centrale Populaire	125,346	2,898,804
Douja Promotion Groupe Addoha SA	628,966	2,485,459
Maroc Telecom	889,163	11,187,303

		24,135,726
NIGERIA — 12.96%
Access Bank PLC	88,218,667	2,512,936
Afriland Properties PLC[a]	7,291	80
Dangote Cement PLC	4,876,220	4,091,321
Ecobank Transnational Inc.[a]	12,844,334	1,053,100
FBN Holdings PLC	109,265,201	2,168,287
Guaranty Trust Bank PLC	90,288,857	8,858,786
Lafarge Africa PLC	8,376,364	3,222,196
Nestle Nigeria PLC	1,564,793	6,168,452
Nigerian Breweries PLC	20,035,766	13,588,688
Oando PLC[a]	30,181,752	1,081,115
SEPLAT Petroleum Development Co. PLC	865,284	1,564,945
Transnational Corp. of Nigeria PLC	133,569,052	879,053
United Bank for Africa PLC	118,756,103	2,833,919
Zenith Bank PLC	99,678,116	7,501,523

		55,524,401
OMAN — 4.52%
Bank Muscat SAOG	5,092,129	5,158,261
Bank Sohar SAOG	5,141,612	2,350,451
Oman Telecommunications Co. SAOG	1,937,893	8,053,581
OMINVEST	333,389	490,125
Ooredoo QSC	1,696,744	3,314,160

		19,366,578
PAKISTAN — 9.41%
Engro Corp. Ltd./Pakistan	1,412,961	4,510,287
Fauji Cement Co. Ltd.	2,040,500	745,539

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2016

Security	Shares	Value
Fauji Fertilizer Co. Ltd.	2,596,450	$2,805,380
Habib Bank Ltd.	3,084,300	5,171,738
Hub Power Co. Ltd. (The)	2,394,430	2,628,220
Lucky Cement Ltd.	901,798	5,112,526
MCB Bank Ltd.	2,764,466	5,422,916
National Bank of Pakistan	2,842,126	1,462,478
Oil & Gas Development Co. Ltd.	3,284,700	4,369,364
Pakistan Oilfields Ltd.	328,500	1,080,250
Pakistan Petroleum Ltd.	848,650	1,207,823
Pakistan State Oil Co. Ltd.	709,500	2,537,820
United Bank Ltd./Pakistan	2,029,367	3,277,382

		40,331,723
ROMANIA — 4.04%
Banca Transilvania SA	13,575,673	7,125,460
BRD-Groupe Societe Generale SA	931,174	2,145,430
Electrica SA	834,224	2,507,924
OMV Petrom SAa	21,701,505	1,184,501
Societatea Nationala de Gaze Naturale ROMGAZ SA	423,381	2,498,669
Transgaz SA Medias	27,016	1,830,736

		17,292,720
SLOVENIA — 0.35%
Zavarovalnica Triglav DD	52,450	1,518,139

		1,518,139
SRI LANKA — 1.99%
Commercial Bank of Ceylon PLC	2,780,128	2,400,678
Hatton National Bank PLC	910,417	1,307,187
John Keells Holdings PLC	4,576,420	4,823,794

		8,531,659
VIETNAM — 3.44%
Bank for Foreign Trade of Vietnam JSC	1,171,200	2,442,834
Masan Group Corp.[a]	1,423,270	4,417,922
Saigon Thuong Tin Commercial JSB[a]	2,481,419	1,219,098
Vingroup JSC[a]	2,832,835	6,642,422

		14,722,276

TOTAL COMMON STOCKS
(Cost: $468,707,956)		415,417,929

RIGHTS — 0.14%

KUWAIT — 0.14%
National Bank of Kuwait[a]	784,445	596,832

		596,832

TOTAL RIGHTS (Cost: $0)		596,832

Security	Principal or Shares	Value
CONVERTIBLE BONDS — 0.06%

OMAN — 0.06%
Bank Muscat SAOG
0.45%, 03/20/17	$540,521	$1,488
0.35%, 03/19/18	1,026,177	255,878

		257,366

TOTAL CONVERTIBLE BONDS
(Cost: $255,878)		257,366

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	290,718	290,718
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	17,614	17,614
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	2,931,601	2,931,601

		3,239,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,239,933)		3,239,933

TOTAL INVESTMENTS IN SECURITIES — 97.92%
(Cost: $472,203,767)[g]		419,512,060
Other Assets, Less Liabilities — 2.08%		8,910,002

NET ASSETS — 100.00%		$428,422,062

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $499,184,440. Net unrealized depreciation was $79,672,380, of which $38,956,281 represented gross unrealized appreciation on securities and $118,628,661 represented gross unrealized depreciation on securities.

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NGN	37,550,000	USD	186,121	SOC	06/09/2016	$(8,001)
USD	6,455,505	NGN	1,401,301,000	GS	06/09/2016	(191,651)

				Net unrealized depreciation		$(199,652)

Counterparties:

GS — Goldman Sachs International

SOC — Societe Generale

Currency abbreviations:

NGN — Nigerian Naira

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$415,417,849	$80	$—	$415,417,929
Rights	—	596,832	—	596,832
Convertible bonds	—	257,366	—	257,366
Money market funds	3,239,933	—	—	3,239,933

Total	$418,657,782	$854,278	$—	$419,512,060

Derivative financial instruments:[a]
Liabilities:
Forward currency contracts	$—	$(199,652)	$—	$(199,652)

Total	$—	$(199,652)	$—	$(199,652)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

132

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 93.15%

AIR FREIGHT & LOGISTICS — 2.61%
Deutsche Post AG Registered	3,860,101	$112,652,582

		112,652,582
AIRLINES — 0.30%
Deutsche Lufthansa AG Registered	924,808	12,967,085

		12,967,085
AUTO COMPONENTS — 2.18%
Continental AG	437,419	93,885,234

		93,885,234
AUTOMOBILES — 9.12%
Bayerische Motoren Werke AG	1,317,336	111,294,508
Daimler AG Registered	3,830,710	261,799,932
Volkswagen AG	129,069	19,936,438

		393,030,878
BANKS — 0.84%
Commerzbank AG	4,235,340	36,305,433

		36,305,433
CAPITAL MARKETS — 2.28%
Deutsche Bank AG Registered[a]	5,487,717	98,083,203

		98,083,203
CHEMICALS — 11.31%
BASF SE	3,654,445	282,462,772
Covestro AGb	254,304	10,789,089
Evonik Industries AG	556,629	16,421,178
K+S AG Registered	762,231	18,820,917
Lanxess AG	363,943	17,397,547
Linde AG	738,972	110,647,827
Symrise AG	490,541	30,794,278

		487,333,608
CONSTRUCTION & ENGINEERING — 0.22%
HOCHTIEF AG	74,554	9,436,784

		9,436,784
CONSTRUCTION MATERIALS — 1.11%
HeidelbergCement AG	560,544	47,981,320

		47,981,320
DIVERSIFIED FINANCIAL SERVICES — 1.56%
Deutsche Boerse AG	768,001	67,329,435

		67,329,435

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.57%
Deutsche Telekom AG Registered	12,829,843	$226,668,353
Telefonica Deutschland Holding AG	2,955,408	13,222,942

		239,891,295
ELECTRICAL EQUIPMENT — 0.44%
Osram Licht AG	354,608	18,881,719

		18,881,719
FOOD & STAPLES RETAILING — 0.54%
METRO AG	709,237	23,315,646

		23,315,646
HEALTH CARE PROVIDERS & SERVICES — 4.61%
Fresenius Medical Care AG & Co. KGaA	871,140	75,644,121
Fresenius SE & Co. KGaA	1,628,228	122,950,318

		198,594,439
HOUSEHOLD PRODUCTS — 1.01%
Henkel AG & Co. KGaA	413,618	43,398,369

		43,398,369
INDUSTRIAL CONGLOMERATES — 7.64%
Siemens AG Registered	3,055,313	329,214,397

		329,214,397
INSURANCE — 10.42%
Allianz SE Registered	1,818,436	296,975,591
Hannover Rueck SE	239,692	27,043,937
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	663,531	124,725,400

		448,744,928
INTERNET & CATALOG RETAIL — 0.23%
Zalando SEa,b	344,501	10,103,720

		10,103,720
INTERNET SOFTWARE & SERVICES — 0.54%
United Internet AG Registered[c]	489,890	23,118,232

		23,118,232
LIFE SCIENCES TOOLS & SERVICES — 0.44%
QIAGEN NVa	880,180	18,881,906

		18,881,906
MACHINERY — 1.13%
GEA Group AG	727,788	33,757,393
MAN SE	140,599	14,908,702

		48,666,095

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2016

Security	Shares	Value
MEDIA — 1.56%
Axel Springer SE	171,412	$9,754,942
ProSiebenSat.1 Media SE Registered	870,475	43,786,800
RTL Group SAa	154,152	13,833,457

		67,375,199

METALS & MINING — 0.75%
ThyssenKrupp AG	1,463,302	32,230,173

		32,230,173

MULTI-UTILITIES — 2.41%
E.ON SE	7,961,270	78,303,564
RWE AGa	1,947,240	25,503,749

		103,807,313

PERSONAL PRODUCTS — 0.85%
Beiersdorf AG	400,858	36,450,115

		36,450,115

PHARMACEUTICALS — 8.47%
Bayer AG Registered	3,289,936	313,621,635
Merck KGaA	514,295	51,499,865

		365,121,500

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.48%
Deutsche Wohnen AG Bearer	1,342,590	43,142,727
Vonovia SE	1,854,258	63,589,293

		106,732,020

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.57%
Infineon Technologies AG	4,499,651	67,524,495

		67,524,495

SOFTWARE — 7.37%
SAP SE	3,910,381	317,611,720

		317,611,720

TEXTILES, APPAREL & LUXURY GOODS — 2.61%
adidas AG	748,665	95,971,900
HUGO BOSS AG	266,014	16,355,814

		112,327,714

TRADING COMPANIES & DISTRIBUTORS — 0.76%
Brenntag AG	615,224	32,950,442

		32,950,442

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG Frankfurt Airport Services Worldwide	165,369	$9,471,791

		9,471,791

TOTAL COMMON STOCKS
(Cost: $4,922,878,836)		4,013,418,790

PREFERRED STOCKS — 6.14%

AUTO COMPONENTS — 0.25%
Schaeffler AG	662,119	10,688,006

		10,688,006

AUTOMOBILES — 3.71%
Bayerische Motoren Werke AG	217,019	15,969,519
Porsche Automobil Holding SE	609,332	33,570,983
Volkswagen AG	738,383	110,436,334

		159,976,836

CHEMICALS — 0.26%
Fuchs Petrolub SE	276,231	11,250,403

		11,250,403

HOUSEHOLD PRODUCTS — 1.92%
Henkel AG & Co. KGaA	708,883	82,664,913

		82,664,913

TOTAL PREFERRED STOCKS
(Cost: $361,683,803)		264,580,158

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d],e	48,913	48,913

		48,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,913)		48,913

TOTAL INVESTMENTS IN SECURITIES — 99.29%
(Cost: $5,284,611,552)[f]		4,278,047,861
Other Assets, Less Liabilities — 0.71%		30,502,677

NET ASSETS — 100.00%		$4,308,550,538

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2016

[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $5,388,259,483. Net unrealized depreciation was $1,110,211,622, of which $114,567,402 represented gross unrealized appreciation on securities and $1,224,779,024 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
DAX Index	104	Jun. 2016	Eurex	$28,308,300	$29,707,182	$1,398,882

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,013,418,790	$—	$—	$4,013,418,790
Preferred stocks	264,580,158	—	—	264,580,158
Money market funds	48,913	—	—	48,913

Total	$4,278,047,861	$—	$—	$4,278,047,861

Derivative financial instruments:[a]
Assets:
Futures contracts	$1,398,882	$—	$—	$1,398,882

Total	$1,398,882	$—	$—	$1,398,882

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

135

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 96.72%

AUSTRALIA — 1.20%
Australian Agricultural Co. Ltd.[a,b]	29,502	$37,402
Costa Group Holdings Ltd.	19,932	43,175
GrainCorp Ltd. Class A	13,816	89,080
Nufarm Ltd./Australia	13,970	79,345
Select Harvests Ltd.	5,478	28,375
Tassal Group Ltd.	11,792	35,794

		313,171
BRAZIL — 0.32%
Sao Martinho SA	4,400	65,744
SLC Agricola SA	4,400	18,274

		84,018
CANADA — 7.92%
Ag Growth International Inc.	1,078	31,695
Agrium Inc.	10,164	919,585
Clearwater Seafoods Inc.	2,156	24,179
Potash Corp. of Saskatchewan Inc.	64,834	1,060,659
Rogers Sugar Inc.	8,690	38,132

		2,074,250
CHINA — 1.59%
Century Sunshine Group Holdings Ltd.	181,875	7,726
China Agri-Industries Holdings Ltd.[a]	176,200	58,974
China BlueChemical Ltd. Class H	132,000	29,227
China Huishan Dairy Holdings Co. Ltd.	308,000	121,326
China Modern Dairy Holdings Ltd.[b]	143,000	25,956
China Ocean Resources Co. Ltd.[a]	2,882	4,945
China Shengmu Organic Milk Ltd.[a,c]	132,000	28,377
First Tractor Co. Ltd. Class H	44,000	22,487
Hubei Sanonda Co. Ltd. Class B	15,000	11,919
Ko Yo Chemical Group Ltd.[a]	176,000	5,460
Leyou Technologies Holdings Ltd.[a,b]	220,000	30,303
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	13,200	10,196
Sinofert Holdings Ltd.	176,000	22,204
Tianjin TEDA Biomedical Engineering Co. Ltd.	110,000	25,914
YuanShengTai Dairy Farm Ltd.[a]	198,000	11,725

		416,739
FINLAND — 0.11%
HKScan OYJ Class Ab	814	2,918
Ponsse OYJ	1,144	26,617

		29,535

Security	Shares	Value
FRANCE — 0.25%
Naturex[a,b]	484	$40,702
Vilmorin & Cie SA	374	25,189

		65,891
GERMANY — 2.05%
K+S AG Registered[b]	14,916	368,304
KWS Saat SE	176	59,348
Suedzucker AG	5,522	108,286

		535,938
HONG KONG — 1.36%
WH Group Ltd.[c]	462,000	355,652

		355,652
INDONESIA — 0.98%
Charoen Pokphand Indonesia Tbk PT	583,000	149,378
Eagle High Plantations Tbk PTa	840,400	14,642
Japfa Comfeed Indonesia Tbk PT	380,600	24,798
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	233,200	24,754
PT Bisi International Tbk	145,200	18,602
Salim Ivomas Pratama Tbk PT	184,800	6,169
Sawit Sumbermas Sarana Tbk PT	136,400	17,574

		255,917
IRELAND — 0.26%
Origin Enterprises PLC	9,636	67,399

		67,399
ISRAEL — 0.79%
Israel Chemicals Ltd.	39,204	161,362
Israel Corp. Ltd. (The)	264	45,878

		207,240
ITALY — 2.09%
CNH Industrial NV	77,528	547,193

		547,193
JAPAN — 7.02%
Iseki & Co. Ltd.[b]	22,000	54,353
Kubota Corp.	88,000	1,293,756
Kumiai Chemical Industry Co. Ltd.	4,400	36,143
Maruha Nichiro Corp.	2,200	51,218
NH Foods Ltd.	14,000	326,694

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2016

Security	Shares	Value
Nihon Nohyaku Co. Ltd.	2,200	$10,236
Nippon Beet Sugar Manufacturing Co. Ltd.	7,000	11,929
Sakata Seed Corp.	2,200	52,270

		1,836,599
MALAYSIA — 1.92%
Felda Global Ventures Holdings Bhd	99,000	32,848
Genting Plantations Bhd	17,600	44,330
IOI Corp. Bhd	171,600	172,057
Kuala Lumpur Kepong Bhd	30,800	171,865
Kulim Malaysia Bhd[a]	30,800	30,062
QL Resources Bhd	41,050	43,844
TDM Bhd	52,800	8,760

		503,766
MEXICO — 0.21%
Industrias Bachoco SAB de CV Series B	13,200	54,484

		54,484
NETHERLANDS — 0.39%
OCI NVa	7,172	103,236

		103,236
NORWAY — 5.35%
Austevoll Seafood ASA	7,546	63,837
Bakkafrost P/F	3,168	122,846
Leroy Seafood Group ASA	1,975	100,838
Marine Harvest ASA	29,457	492,057
Salmar ASA	4,136	124,132
Yara International ASA	13,772	496,824

		1,400,534
POLAND — 0.22%
Grupa Azoty SAa	3,388	58,532

		58,532
RUSSIA — 0.57%
Acron JSC	640	36,758
PhosAgro OJSC GDR[d]	7,414	111,210

		147,968
SINGAPORE — 2.31%
Bumitama Agri Ltd.[b]	30,600	17,781
China XLX Fertiliser Ltd.	22,000	7,307
First Resources Ltd.[b]	44,000	51,614
Golden Agri-Resources Ltd.	539,000	152,686
Indofood Agri Resources Ltd.	28,600	10,283
Japfa Ltd.[b]	28,600	15,269

Security	Shares	Value
Wilmar International Ltd.	145,200	$350,146

		605,086
SOUTH AFRICA — 0.52%
Astral Foods Ltd.	2,970	23,255
Illovo Sugar Ltd.	17,292	27,046
Oceana Group Ltd.	3,828	28,476
Tongaat Hulett Ltd.	8,140	57,935

		136,712
SOUTH KOREA — 0.42%
Dongwon Industries Co. Ltd.	88	23,370
Easy Bio Inc.	2,970	17,020
Farmsco[a]	1,364	16,366
Harim Co. Ltd.[a]	2,057	8,414
Namhae Chemical Corp.	2,332	18,628
Nong Woo Bio Co. Ltd.	638	13,356
Silla Co. Ltd.	526	7,194
TS Corp./Korea	308	6,125

		110,473
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.09%
Scandi Standard AB	3,234	23,229

		23,229
SWITZERLAND — 10.86%
Syngenta AG Registered	7,238	2,842,928

		2,842,928
TAIWAN — 0.33%
Taiwan Fertilizer Co. Ltd.	66,000	86,921

		86,921
THAILAND — 0.76%
Charoen Pokphand Foods PCL NVDR	212,300	173,822
GFPT PCL NVDR	42,900	14,170
Khon Kaen Sugar Industry PCL NVDR	96,954	10,638

		198,630
TURKEY — 0.04%
Gubre Fabrikalari TAS	5,808	10,547

		10,547
UNITED KINGDOM — 0.18%
Sirius Minerals PLC[a]	162,294	46,653

		46,653

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2016

Security	Shares	Value
UNITED STATES — 46.61%
AGCO Corp.	5,082	$263,908
AgroFresh Solutions Inc.[a]	1,716	8,614
American Vanguard Corp.[a]	2,354	30,837
Archer-Daniels-Midland Co.	46,068	1,970,328
Bunge Ltd.	10,912	731,868
Cal-Maine Foods Inc.	2,332	103,774
CF Industries Holdings Inc.	17,974	497,161
Darling Ingredients Inc.[a]	12,782	196,204
Deere & Co.	20,694	1,702,909
FMC Corp.	10,516	499,405
Fresh Del Monte Produce Inc.	2,618	137,105
Ingredion Inc.	5,610	658,670
Lindsay Corp.	902	64,349
Monsanto Co.	34,232	3,850,073
Mosaic Co. (The)	25,960	654,971
Omega Protein Corp.[a]	1,760	34,742
Sanderson Farms Inc.	1,628	146,048
Scotts Miracle-Gro Co. (The) Class A	3,630	252,285
Titan International Inc.	3,982	25,246
Toro Co. (The)	4,202	375,281

		12,203,778

TOTAL COMMON STOCKS
(Cost: $29,420,661)		25,323,019

INVESTMENT COMPANIES — 1.88%

INDIA — 1.88%
iShares India 50 ETF[e]	17,643	492,063

		492,063

TOTAL INVESTMENT COMPANIES
(Cost: $487,896)		492,063

PREFERRED STOCKS — 0.65%

CHILE — 0.65%
Sociedad Quimica y Minera de Chile SA Series B	7,744	170,495

		170,495

TOTAL PREFERRED STOCKS
(Cost: $208,326)		170,495

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	632,810	$632,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	38,341	38,341
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	16,574	16,574

		687,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $687,725)		687,725

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $30,804,608)[h]		26,673,302
Other Assets, Less Liabilities — (1.88)%		(492,136)

NET ASSETS — 100.00%		$26,181,166

GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $30,939,479. Net unrealized depreciation was $4,266,177, of which $1,679,535 represented gross unrealized appreciation on securities and $5,945,712 represented gross unrealized depreciation on securities.

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares India 50 ETF	13,844	4,800	(1,001)	17,643	$492,063	$651	$(2,800)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$25,306,155	$4,945	$11,919	$25,323,019
Investment companies	492,063	—	—	492,063
Preferred stocks	170,495	—	—	170,495
Money market funds	687,725	—	—	687,725

Total	$26,656,438	$4,945	$11,919	$26,673,302

139

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.55%

AUSTRALIA — 1.48%
AWE Ltd.[a,b]	8,911	$5,616
Beach Energy Ltd.	20,996	10,343
Karoon Gas Australia Ltd.[a,b]	4,978	5,193
Oil Search Ltd.	24,472	120,378
Paladin Energy Ltd.[a]	15,979	2,547
Santos Ltd.	30,628	100,514
Whitehaven Coal Ltd.[a,b]	12,920	7,909
Woodside Petroleum Ltd.	13,395	265,890

		518,390
AUSTRIA — 0.23%
OMV AG	2,945	82,127

		82,127
BRAZIL — 0.46%
Petroleo Brasileiro SAa	55,100	155,724
QGEP Participacoes SA	3,800	3,998

		159,722
CANADA — 8.57%
Advantage Oil & Gas Ltd.[a]	3,287	19,374
ARC Resources Ltd.	6,028	99,399
Bankers Petroleum Ltd.[a]	4,009	6,283
Baytex Energy Corp.	3,650	17,830
Bellatrix Exploration Ltd.[a,b]	4,332	4,140
Birchcliff Energy Ltd.[a,b]	1,995	8,754
Bonavista Energy Corp.	2,964	7,455
Bonterra Energy Corp.	532	10,684
Cameco Corp.	7,771	90,773
Canadian Natural Resources Ltd.	19,931	593,770
Cardinal Energy Ltd.	1,012	7,845
Cenovus Energy Inc.	15,124	228,577
Crescent Point Energy Corp.	8,873	150,585
Crew Energy Inc.[a]	3,363	14,166
Denison Mines Corp.[a,b]	5,111	2,461
Encana Corp.	14,668	116,729
Enerplus Corp.	3,990	21,809
Freehold Royalties Ltd.	970	8,594
Husky Energy Inc.	6,973	80,706
Imperial Oil Ltd.	5,814	185,740
Kelt Exploration Ltd.[a]	2,401	8,645
MEG Energy Corp.[a,b]	2,926	13,555
NuVista Energy Ltd.[a]	2,774	14,187

Security	Shares	Value
Painted Pony Petroleum Ltd.[a]	1,843	$10,229
Paramount Resources Ltd. Class Aa,b	1,292	8,800
Parex Resources Inc.[a]	1,900	19,594
Pengrowth Energy Corp.[b]	10,679	18,532
Penn West Petroleum Ltd.[b]	2,242	1,474
Peyto Exploration & Development Corp.	2,869	75,404
PrairieSky Royalty Ltd.	2,983	57,877
Raging River Exploration Inc.[a]	3,667	30,276
Seven Generations Energy Ltd.[a]	3,192	64,421
Suncor Energy Inc.	28,690	794,398
Surge Energy Inc.	5,168	9,956
TORC Oil & Gas Ltd.	1,482	9,245
Tourmaline Oil Corp.[a]	3,553	85,233
Vermilion Energy Inc.	2,242	74,368
Whitecap Resources Inc.	4,199	32,549

		3,004,417
CHINA — 2.42%
China Coal Energy Co. Ltd. Class Hb	57,000	25,608
China Shenhua Energy Co. Ltd. Class H	57,000	90,547
CNOOC Ltd.	323,000	385,863
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	74
Kunlun Energy Co. Ltd.	76,000	62,223
MIE Holdings Corp.[a]	32,000	3,131
PetroChina Co. Ltd. Class H	380,000	261,220
Yanzhou Coal Mining Co. Ltd. Class Hb	38,000	20,448

		849,114
COLOMBIA — 0.12%
Ecopetrol SA	99,522	43,152

		43,152
FINLAND — 0.23%
Neste OYJ	2,413	81,367

		81,367
FRANCE — 5.51%
Esso SA Francaise[a]	304	14,113
Etablissements Maurel et Prom[a,b]	7,524	27,976
Total SA	38,836	1,888,252

		1,930,341
GREECE — 0.01%
Motor Oil Hellas Corinth Refineries SA	176	2,132

		2,132

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2016

Security	Shares	Value
HUNGARY — 0.13%
MOL Hungarian Oil & Gas PLC	836	$46,001

		46,001
INDIA — 1.18%
Reliance Industries Ltd. GDR[c]	14,497	411,715

		411,715
INDONESIA — 0.15%
Adaro Energy Tbk PT	362,900	18,862
Sugih Energy Tbk PTa	587,100	14,871
Tambang Batubara Bukit Asam Persero Tbk PT	5,700	2,660
United Tractors Tbk PT	17,100	17,776

		54,169
ISRAEL — 0.12%
Naphtha Israel Petroleum Corp. Ltd.[a]	1,160	5,748
Oil Refineries Ltd.[a]	34,941	12,413
Paz Oil Co. Ltd.	152	25,463

		43,624
ITALY — 1.99%
Eni SpA	45,163	690,313
Saras SpA	4,074	7,139

		697,452
JAPAN — 1.23%
Cosmo Energy Holdings Co. Ltd.	1,900	26,520
Idemitsu Kosan Co. Ltd.	1,900	37,998
INPEX Corp.	19,000	156,345
Japan Petroleum Exploration Co. Ltd.	100	2,228
JX Holdings Inc.	43,700	170,616
Showa Shell Sekiyu KK	3,800	38,512

		432,219
NORWAY — 1.01%
Det Norske Oljeselskap ASA[a,b]	2,071	19,352
DNO ASA[a,b]	15,029	15,733
Statoil ASA	19,874	317,009

		352,094
POLAND — 0.36%
Grupa Lotos SAa	2,147	16,853
Lubelski Wegiel Bogdanka SA	141	1,315
Polski Koncern Naftowy ORLEN SA	6,080	106,643

		124,811
PORTUGAL — 0.24%
Galp Energia SGPS SA	6,324	82,933

		82,933

Security	Shares	Value
RUSSIA — 2.07%
Lukoil PJSC	4,503	$175,380
Lukoil PJSC ADR	3,085	118,001
Novatek OJSC GDR[d]	1,584	159,034
Rosneft PJSC	9,280	44,387
Rosneft PJSC GDR[d]	7,481	36,193
Surgutneftegas OJSC	64,600	33,612
Surgutneftegas OJSC ADR	6,080	30,826
Tatneft PJSC Class S	27,740	128,443

		725,876
SOUTH AFRICA — 0.04%
Exxaro Resources Ltd.	3,363	13,377

		13,377
SOUTH KOREA — 0.63%
S-Oil Corp.	912	65,733
SK Innovation Co. Ltd.	1,140	156,394

		222,127

SPAIN — 0.73%
Repsol SA	19,893	256,339

		256,339

SWEDEN — 0.20%
Lundin Petroleum ABa	3,971	71,117

		71,117

THAILAND — 0.37%
Bangchak Petroleum PCL (The) NVDR	9,500	8,044
Banpu PCL NVDR[b]	24,700	8,435
Esso Thailand PCL NVDR[a]	41,800	7,020
IRPC PCL NVDR	218,500	30,459
PTT Exploration & Production PCL NVDR	22,831	49,688
Thai Oil PCL NVDR	15,200	27,018

		130,664

TURKEY — 0.16%
Tupras Turkiye Petrol Rafinerileri AS	2,489	56,161

		56,161

UNITED KINGDOM — 15.15%
Amerisur Resources PLC[a],b	44,175	17,360
BP PLC	319,618	1,661,942
Cairn Energy PLC[a]	10,279	29,159

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2016

Security	Shares	Value
EnQuest PLC[a]	36,081	$17,461
Faroe Petroleum PLC[a],b	20,482	21,986
Gulf Keystone Petroleum Ltd.[a]	46,256	3,050
Ophir Energy PLC[a],b	25,004	26,076
Premier Oil PLC[a]	15,865	16,684
Royal Dutch Shell PLC Class A	74,176	1,789,490
Royal Dutch Shell PLC Class B	66,785	1,614,099
SOCO International PLC	9,994	17,455
Stobart Group Ltd.	15,105	28,196
Tullow Oil PLC[a]	19,418	65,146

		5,308,104

UNITED STATES – 53.76%
Alon USA Energy Inc.	779	5,881
Anadarko Petroleum Corp.	9,101	471,978
Antero Resources Corp.[a]	2,508	72,807
Apache Corp.	6,802	388,666
Bill Barrett Corp.[a]	893	6,349
Cabot Oil & Gas Corp.	8,094	194,013
California Resources Corp.	6,490	9,865
Callon Petroleum Co.[a]	1,482	16,880
Carrizo Oil & Gas Inc.[a]	950	36,575
Chesapeake Energy Corp.	10,070	43,200
Chevron Corp.	33,592	3,392,792
Cimarex Energy Co.	1,729	201,048
Cobalt International Energy Inc.[a]	5,130	11,491
Concho Resources Inc.[a]	2,356	285,877
ConocoPhillips	22,116	968,460
CONSOL Energy Inc.	3,553	54,574
Continental Resources Inc./OKa	1,843	77,517
CVR Energy Inc.	684	13,434
Delek U.S. Holdings Inc.	1,273	17,542
Denbury Resources Inc.	6,916	27,733
Devon Energy Corp.	8,189	295,541
Diamondback Energy Inc.[a]	1,292	117,507
Energen Corp.	1,691	80,525
EOG Resources Inc.	9,918	806,929
EQT Corp.	3,097	226,855
Exxon Mobil Corp.	74,043	6,591,308
Gran Tierra Energy Inc.[a]	665	1,982
Gulfport Energy Corp.[a]	2,109	64,831
Hess Corp.	5,130	307,441
HollyFrontier Corp.	3,249	86,943
Kosmos Energy Ltd.[a]	1,843	10,579
Laredo Petroleum Inc.[a]	2,698	32,673

Security	Shares	Value
Marathon Oil Corp.	14,079	$184,013
Marathon Petroleum Corp.	9,557	332,870
Matador Resources Co.[a]	1,235	28,059
Memorial Resource Development Corp.[a]	1,615	25,517
Murphy Oil Corp.	3,249	100,427
Newfield Exploration Co.[a]	3,477	141,757
Noble Energy Inc.	7,676	274,417
Northern Oil and Gas Inc.[a]	1,615	7,041
Oasis Petroleum Inc.[a]	2,261	22,700
Occidental Petroleum Corp.	13,623	1,027,719
Par Pacific Holdings Inc.[a]	589	9,012
Parsley Energy Inc. Class Aa	2,432	63,402
PBF Energy Inc.	1,729	45,594
PDC Energy Inc.[a]	817	47,427
Pioneer Natural Resources Co.	2,945	472,142
QEP Resources Inc.	3,458	64,423
Range Resources Corp.	3,173	135,138
RSP Permian Inc.[a]	1,178	38,792
Sanchez Energy Corp.[a]	705	5,527
SM Energy Co.	1,311	41,323
Southwestern Energy Co.[a]	6,916	94,542
Synergy Resources Corp.[a]	1,748	10,558
Tesoro Corp.	2,166	169,121
Valero Energy Corp.	8,436	461,449
Western Refining Inc.	1,501	31,881
Whiting Petroleum Corp.[a]	3,688	45,547
WPX Energy Inc.[a]	4,237	43,599

		18,843,793

TOTAL COMMON STOCKS
(Cost: $38,604,709)		34,543,338

PREFERRED STOCKS — 0.67%

BRAZIL — 0.45%
Petroleo Brasileiro SA	70,300	156,916

		156,916
RUSSIA — 0.22%
Surgutneftegas OJSC	125,400	78,133

		78,133

TOTAL PREFERRED STOCKS
(Cost: $306,532)		235,049

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS - 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[e,f,g]	243,874	$243,874
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[e,f,g]	14,776	14,776
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[e,f]	10,083	10,083

		268,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,733)		268,733

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $39,179,974)[h]		35,047,120
Other Assets, Less Liabilities — 0.01%		2,105

NET ASSETS — 100.00%		$35,049,225

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $39,323,105. Net unrealized depreciation was $4,275,985, of which $656,828 represented gross unrealized appreciation on securities and $4,932,813 represented gross unrealized depreciation on securities.

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$34,543,338	$—	$—	$34,543,338
Preferred stocks	235,049	—	—	235,049
Money market funds	268,733	—	—	268,733

Total	$35,047,120	$—	$—	$35,047,120

144

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.94%

AUSTRALIA — 9.08%
Metals X Ltd.	292,240	$228,650
Newcrest Mining Ltd.[a]	717,674	9,914,851
St. Barbara Ltd.[a]	1,122,876	2,139,419
		12,282,920
CANADA — 54.84%
Agnico Eagle Mines Ltd.	143,310	6,448,457
Alacer Gold Corp.[a]	671,590	1,524,824
Alamos Gold Inc. Class A	442,575	2,838,624
Barrick Gold Corp.	1,210,267	20,280,600
Centerra Gold Inc.	356,870	1,871,514
China Gold International Resources Corp. Ltd.[a]	816,305	1,354,164
Eldorado Gold Corp.	926,184	3,950,850
Goldcorp Inc.	821,082	13,840,576
IAMGOLD Corp.[a,b]	715,988	2,337,183
Kinross Gold Corp.[a]	1,324,072	5,688,621
Kirkland Lake Gold Inc.[a,b]	220,585	1,728,458
New Gold Inc.[a]	814,338	3,125,126
Primero Mining Corp.[a]	543,735	931,096
Richmont Mines Inc.[a]	60,696	473,281
SEMAFO Inc.[a]	605,274	2,322,816
Yamana Gold Inc.	1,291,195	5,458,534

		74,174,724

HONG KONG — 0.86%
G-Resources Group Ltd.	57,816,000	1,161,061

		1,161,061

PERU — 2.23%
Cia. de Minas Buenaventura SA ADR[a]	315,844	3,019,469

		3,019,469

SOUTH AFRICA — 11.54%
AngloGold Ashanti Ltd.[a]	461,964	6,171,073
Gold Fields Ltd.	1,136,645	3,947,326
Harmony Gold Mining Co. Ltd.[a]	744,931	2,174,926
Sibanye Gold Ltd.	1,157,720	3,312,398

		15,605,723

TURKEY — 0.72%
Koza Altin Isletmeleri ASa	210,188	978,430

		978,430

UNITED KINGDOM — 6.69%
Acacia Mining PLC	49,175	218,659

Security	Shares	Value
Centamin PLC	1,866,121	$2,617,001
Randgold Resources Ltd.	73,614	6,214,421

		9,050,081
UNITED STATES — 13.98%
McEwen Mining Inc.	633,093	1,411,797
Newmont Mining Corp.	539,801	17,494,951

		18,906,748

TOTAL COMMON STOCKS
(Cost: $120,585,841)		135,179,156

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	1,976,599	1,976,599
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	119,758	119,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	45,160	45,160

		2,141,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,141,517)		2,141,517

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $122,727,358)[f]		137,320,673

Other Assets, Less Liabilities — (1.52)%		(2,059,605)

NET ASSETS — 100.00%		$135,261,068

ADR - American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $132,958,897. Net unrealized appreciation was $4,361,776, of which $19,757,452 represented gross unrealized appreciation on securities and $15,395,676 represented gross unrealized depreciation on securities.

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$135,179,156	$—	$—	$135,179,156
Money market funds	2,141,517	—	—	2,141,517

Total	$137,320,673	$—	$—	$137,320,673

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.94%

AUSTRALIA — 17.43%
Alumina Ltd.	759,759	$778,826
Arrium Ltd.[a,b]	727,228	5
BHP Billiton Ltd.	997,763	13,791,580
BlueScope Steel Ltd.	178,204	808,165
CuDeco Ltd.[a,b]	14,498	6,302
Fortescue Metals Group Ltd.[a]	478,699	1,033,444
Galaxy Resources Ltd.[b]	333,684	112,408
Iluka Resources Ltd.	133,952	625,918
Independence Group NL	132,263	274,998
Jacana Minerals Ltd.[a]	6,808	—
Orocobre Ltd.[b]	56,810	186,848
OZ Minerals Ltd.	89,700	354,808
Pilbara Minerals Ltd.[b]	282,256	132,912
Rio Tinto Ltd.	131,859	4,269,022
Sandfire Resources NL	46,345	186,675
Sims Metal Management Ltd.	54,119	320,317
South32 Ltd.[b]	1,672,008	1,889,606
Syrah Resources Ltd.[a,b]	60,099	238,157
Western Areas Ltd.	74,750	110,471

		25,120,462
AUSTRIA — 0.82%
Voestalpine AG	34,684	1,188,669

		1,188,669
BELGIUM — 0.51%
Bekaert SA	12,259	545,893
Nyrstar NVa,b	239,309	183,823

		729,716
BRAZIL — 1.31%
Cia. Siderurgica Nacional SAb	186,800	339,165
Vale SA	393,800	1,554,646

		1,893,811
CANADA — 4.54%
Altius Minerals Corp.	12,259	100,464
Canam Group Inc.	11,960	119,316
Dominion Diamond Corp.	27,508	289,359
First Quantum Minerals Ltd.	214,383	1,409,444
HudBay Minerals Inc.	75,348	292,614
Imperial Metals Corp.[b]	15,847	66,872
Ivanhoe Mines Ltd. Class Ab	182,390	133,854
Labrador Iron Ore Royalty Corp.	17,940	161,832

Security	Shares	Value
Lucara Diamond Corp.	102,856	$320,811
Lundin Mining Corp.[b]	201,227	669,167
Major Drilling Group International Inc.	28,106	134,288
Nevsun Resources Ltd.	39,204	130,370
Stornoway Diamond Corp.[a,b]	166,543	122,224
Teck Resources Ltd. Class B	176,111	1,697,699
Turquoise Hill Resources Ltd.[b]	317,837	901,441

		6,549,755
CHILE — 0.05%
CAP SA	22,770	71,106

		71,106
CHINA — 1.01%
Aluminum Corp. of China Ltd. Class Ha,b	1,196,000	361,811
China Daye Non-Ferrous Metals Mining Ltd.[a,b]	1,794,000	29,099
China Metal Recycling Holdings Ltd.[b]	132,000	—
China Rare Earth Holdings Ltd.[b]	185,200	13,351
CITIC Dameng Holdings Ltd.[b]	296,000	14,480
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	78,779
Jiangxi Copper Co. Ltd. Class H	349,000	375,141
MMG Ltd.[a,b]	492,000	106,404
North Mining Shares Co. Ltd.[a,b]	5,980,000	80,060
Shougang Concord International Enterprises Co. Ltd.[b]	2,990,000	81,600
Shougang Fushan Resources Group Ltd.[a]	1,794,000	279,441
Tiangong International Co. Ltd.	162,000	9,801
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	299,000	30,407

		1,460,374
EGYPT — 0.03%
Ezz Steel[b]	44,480	38,620

		38,620
FINLAND — 0.26%
Outokumpu OYJ[b]	90,900	380,491

		380,491
FRANCE — 2.32%
APERAM SA	14,425	575,220

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2016

Security	Shares	Value
ArcelorMittal[b]	548,905	$2,700,922
Eramet[a,b]	2,093	71,299

		3,347,441
GERMANY — 2.41%
Aurubis AG	11,362	593,922
Salzgitter AG	11,960	381,992
ThyssenKrupp AG	113,321	2,495,968

		3,471,882
GREECE — 0.03%
Mytilineos Holdings SA	8,031	37,997

		37,997
INDIA — 0.78%
Tata Steel Ltd. GDR[c]	230,529	1,126,134

		1,126,134
INDONESIA — 0.16%
Aneka Tambang Persero Tbk PTb	2,930,238	139,433
Krakatau Steel Persero Tbk PTb	837,200	34,322
Timah Persero Tbk PT	1,202,067	57,639

		231,394
JAPAN — 11.25%
Asahi Holdings Inc.	4,900	68,968
Daido Steel Co. Ltd.	40,000	140,300
Dowa Holdings Co. Ltd.	46,000	279,140
Hitachi Metals Ltd.	46,000	493,576
JFE Holdings Inc.	182,700	2,457,031
Kobe Steel Ltd.	1,196,000	1,078,400
Maruichi Steel Tube Ltd.	29,900	997,520
Mitsubishi Materials Corp.	314,000	906,001
Mitsui Mining & Smelting Co. Ltd.	300,000	527,479
Nakayama Steel Works Ltd.[b]	299,000	159,064
Neturen Co. Ltd.	29,900	226,734
Nippon Denko Co. Ltd.	59,800	94,360
Nippon Light Metal Holdings Co. Ltd.	209,300	413,297
Nippon Steel & Sumitomo Metal Corp.	269,540	5,565,544
Nisshin Steel Co. Ltd.	29,900	379,867
OSAKA Titanium Technologies Co. Ltd.[a]	1,800	22,527
Sumitomo Metal Mining Co. Ltd.	131,000	1,350,101
Toho Titanium Co. Ltd.	29,900	194,921
Tokyo Steel Manufacturing Co. Ltd.	59,800	358,568

Security	Shares	Value
Topy Industries Ltd.	44,000	$86,488
Toyo Kohan Co. Ltd.	59,800	160,682
UACJ Corp.	43,386	105,624
Yamato Kogyo Co. Ltd.	6,500	154,375

		16,220,567
MALAYSIA — 0.07%
Press Metal Bhd	149,500	107,536

		107,536
MEXICO — 2.10%
Grupo Mexico SAB de CV Series B	1,196,000	2,657,395
Grupo Simec SAB de CV Series Ba,b	25,834	75,664
Industrias CH SAB de CV Series Ba,b	35,800	146,502
Minera Frisco SAB de CV Series A1[a,b]	239,200	140,896

		3,020,457
NORWAY — 1.18%
Norsk Hydro ASA	424,879	1,694,303

		1,694,303
PERU — 0.48%
Southern Copper Corp.[a]	26,312	685,428

		685,428
PHILIPPINES — 0.03%
Nickel Asia Corp.	458,800	41,401

		41,401
POLAND — 0.56%
Boryszew SA	49,634	67,955
Jastrzebska Spolka Weglowa SAb	15,548	54,400
KGHM Polska Miedz SA	44,850	685,801

		808,156
RUSSIA — 2.53%
Alrosa PJSC	568,100	607,853
Mechel PJSCb	21,321	39,444
MMC Norilsk Nickel PJSC	17,043	2,324,201
Severstal PJSC	65,780	674,562

		3,646,060
SINGAPORE — 0.05%
Midas Holdings Ltd.[a]	363,600	71,307

		71,307

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2016

Security	Shares	Value
SOUTH AFRICA — 1.07%
African Rainbow Minerals Ltd.	33,488	$178,810
Anglo American Platinum Ltd.[b]	16,744	374,036
Assore Ltd.	11,063	112,613
Impala Platinum Holdings Ltd.[b]	191,061	546,652
Northam Platinum Ltd.[a,b]	104,351	272,687
Royal Bafokeng Platinum Ltd.[b]	24,817	64,315

		1,549,113
SOUTH KOREA — 4.53%
Dongkuk Steel Mill Co. Ltd.[b]	18,010	126,484
Hyundai Steel Co.	24,518	1,005,983
Jenax Inc.[a,b]	4,186	84,647
KISCO Corp.	1,501	52,834
KISWIRE Ltd.	1,885	62,475
Korea Zinc Co. Ltd.	2,691	1,060,098
Kumkang Kind Co. Ltd.	350	14,243
Poongsan Corp.	6,877	172,242
Poongsan Holdings Corp.	1,495	54,441
POSCO	21,528	3,757,194
Seah Besteel Corp.	3,887	83,167
SeAH Steel Corp.	924	55,201

		6,529,009
SPAIN — 0.41%
Acerinox SA	46,255	535,531
Tubacex SAa	24,817	60,228

		595,759
SWEDEN — 1.39%
Boliden AB	85,813	1,516,296
Granges AB	22,951	184,086
SSAB AB Class Aa,b	70,296	182,446
SSAB AB Class Ba,b	52,624	113,901

		1,996,729
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[b]	171,327	117,182

		117,182
TAIWAN — 2.30%
China Metal Products	299,011	338,780
China Steel Corp.	3,887,612	2,413,925
Feng Hsin Steel Co. Ltd.	299,000	396,069
TA Chen Stainless Pipe	32,582	15,336
Ton Yi Industrial Corp.	70,000	32,304

Security	Shares	Value
Tung Ho Steel Enterprise Corp.	75,000	$43,235
Yieh Phui Enterprise Co. Ltd.	299,440	73,362

		3,313,011
THAILAND — 0.04%
STP & I PCL NVDR[a]	186,560	52,221

		52,221
TURKEY — 0.53%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	14,112	35,523
Eregli Demir ve Celik Fabrikalari TAS	427,271	596,398
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	15,666	7,749
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	240,120	109,824
Koza Anadolu Metal Madencilik Isletmeleri ASb	27,581	10,746

		760,240
UNITED KINGDOM — 22.56%
Anglo American PLC	435,643	3,805,105
Antofagasta PLC[a]	123,487	771,065
BHP Billiton PLC	655,109	7,847,398
Evraz PLC[b]	109,437	176,807
Gem Diamonds Ltd.	41,561	79,396
Glencore PLC	3,794,310	7,240,154
KAZ Minerals PLC[b]	80,431	169,045
Lonmin PLCa[b]	87,607	235,260
Petra Diamonds Ltd.[a]	170,430	287,751
Rio Tinto PLC	384,215	10,862,946
Vedanta Ltd. ADR	145,666	907,499
Vedanta Resources PLC[a]	24,219	132,719

		32,515,145
UNITED STATES — 15.12%
AK Steel Holding Corp.[b]	70,564	302,014
Alcoa Inc.	409,032	3,791,727
Allegheny Technologies Inc.	32,890	407,178
Carpenter Technology Corp.	15,249	488,578
Century Aluminum Co.[b]	16,744	108,166
Cliffs Natural Resources Inc.[b]	50,232	214,993
Commercial Metals Co.	35,581	610,926
Compass Minerals International Inc.	11,063	862,361
Freeport-McMoRan Inc.	369,564	4,094,769
Haynes International Inc.	3,887	112,023

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2016

Security	Shares	Value
Kaiser Aluminum Corp.	4,740	$406,265
Materion Corp.	6,578	159,122
Nucor Corp.	98,371	4,771,977
Reliance Steel & Aluminum Co.	22,425	1,667,299
Schnitzer Steel Industries Inc. Class A	7,774	125,084
Steel Dynamics Inc.	75,647	1,867,724
Stillwater Mining Co.[b]	39,468	399,416
SunCoke Energy Inc.	17,641	106,728
TimkenSteel Corp.	9,269	83,050
U.S. Steel Corp.	44,850	648,980
Worthington Industries Inc.	15,249	569,703

		21,798,083

TOTAL COMMON STOCKS
(Cost: $179,598,573)		141,169,559

PREFERRED STOCKS — 1.80%

BRAZIL — 1.80%
Bradespar SA	59,800	115,715
Gerdau SA	299,000	462,363
Metalurgica Gerdau SA	179,400	96,125
Usinas Siderurgicas de Minas Gerais SA Class A	119,600	55,450
Vale SA	598,000	1,866,052

		2,595,705

TOTAL PREFERRED STOCKS
(Cost: $3,432,228)		2,595,705

RIGHTS — 0.07%

SWEDEN — 0.07%
SSAB ABb	122,920	97,599

		97,599

TOTAL RIGHTS
(Cost: $150,872)		97,599

SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	4,453,457	4,453,457

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	269,826	$269,826
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	145,200	145,200

		4,868,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,868,483)		4,868,483

TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $188,050,156)[g]		148,731,346
Other Assets, Less Liabilities — (3.19)%		(4,601,907)

NET ASSETS — 100.00%		$144,129,439

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $194,119,490. Net unrealized depreciation was $45,388,144, of which $1,910,086 represented gross unrealized appreciation on securities and $47,298,230 represented gross unrealized depreciation on securities.

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$140,947,388	$222,166	$5	$141,169,559
Preferred stocks	2,595,705	—	—	2,595,705
Rights	—	97,599	—	97,599
Money market funds	4,868,483	—	—	4,868,483

Total	$148,411,576	$319,765	$5	$148,731,346

151

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.87%

CANADA — 66.35%
Alexco Resource Corp.[a,b]	369,936	$395,925
Americas Silver Corp.[a,b]	1,857,030	432,990
Dalradian Resources Inc.[a]	641,382	500,122
Endeavour Silver Corp.[a,b]	236,544	737,787
Excellon Resources Inc.[a]	482,294	372,385
First Majestic Silver Corp.[a,b]	176,148	1,836,755
Fortuna Silver Mines Inc.[a]	229,488	1,282,438
GoGold Resources Inc.[a,b]	377,412	317,371
Great Panther Silver Ltd.[a,b]	390,516	552,293
Klondex Mines Ltd.[a]	198,408	679,511
Levon Resources Ltd.[a]	1,727,754	316,995
MAG Silver Corp.[a,b]	120,456	1,477,960
Mandalay Resources Corp.	763,518	595,358
Minco Silver Corp.[a,b]	453,978	298,464
Pan American Silver Corp.	137,550	1,948,476
Primero Mining Corp.[a]	238,056	407,649
Silver Standard Resources Inc.[a,b]	205,884	1,863,517
Silver Wheaton Corp.	528,822	9,884,334
Silvercorp Metals Inc.[b]	388,164	646,891
Tahoe Resources Inc.	334,152	4,000,321

		28,547,542
CHINA — 0.68%
China Silver Group Ltd.[b]	1,536,000	290,664

		290,664
HONG KONG — 1.73%
G-Resources Group Ltd.	37,146,000	745,966

		745,966
MEXICO — 5.03%
Industrias Penoles SAB de CV	135,240	2,163,323

		2,163,323
PERU — 4.49%
Cia. de Minas Buenaventura SA ADR[a]	201,978	1,930,910

		1,930,910
UNITED KINGDOM — 10.77%
Fresnillo PLC	249,354	3,662,012
Hochschild Mining PLC[a]	494,214	971,094

		4,633,106

Security	Shares	Value
UNITED STATES — 11.82%
Coeur Mining Inc.[a]	249,270	$1,877,003
Golden Minerals Co.[a]	260,721	86,038
Hecla Mining Co.	485,142	1,969,676
McEwen Mining Inc.	433,356	966,384
Solitario Exploration & Royalty Corp.[a]	438,984	188,763

		5,087,864

TOTAL COMMON STOCKS
(Cost: $37,435,276)		43,399,375

SHORT-TERM INVESTMENTS — 13.59%

MONEY MARKET FUNDS — 13.59%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[c,d,e]	5,476,227	5,476,227
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[c,d,e]	331,794	331,794
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[c,d]	40,531	40,531

		5,848,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,848,552)		5,848,552

TOTAL INVESTMENTS IN SECURITIES — 114.46%
(Cost: $43,283,828)[f]		49,247,927
Other Assets, Less Liabilities — (14.46)%		(6,221,463)

NET ASSETS — 100.00%		$43,026,464

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $45,032,700. Net unrealized appreciation was $4,215,227, of which $6,587,405 represented gross unrealized appreciation on securities and $2,372,178 represented gross unrealized depreciation on securities.

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$43,399,375	$—	$—	$43,399,375
Money market funds	5,848,552	—	—	5,848,552

Total	$49,247,927	$—	$—	$49,247,927

153

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.68%
AIRLINES — 0.47%
Cathay Pacific Airways Ltd.	4,780,000	$7,482,451

		7,482,451
BANKS — 7.50%
Bank of East Asia Ltd. (The)[a]	4,788,410	17,660,311
BOC Hong Kong Holdings Ltd.	14,924,000	45,916,158
Hang Seng Bank Ltd.	3,091,400	54,878,454

		118,454,923
DIVERSIFIED FINANCIAL SERVICES — 7.38%
First Pacific Co. Ltd./Hong Kong	8,828,999	5,796,476
Hong Kong Exchanges and Clearing Ltd.[a]	4,626,500	110,776,568

		116,573,044
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.68%
HKT Trust & HKT Ltd.	10,660,500	15,452,486
PCCW Ltd.	17,056,169	11,131,965

		26,584,451
ELECTRIC UTILITIES — 9.59%
Cheung Kong Infrastructure Holdings Ltd.	2,676,000	25,043,955
CLP Holdings Ltd.	6,652,700	62,774,652
HK Electric Investments & HK Electric Investments Ltd.[b]	10,660,000	9,400,050
Power Assets Holdings Ltd.	5,592,500	54,246,490

		151,465,147
FOOD PRODUCTS — 1.15%
WH Group Ltd.[a,b]	23,616,500	18,180,219

		18,180,219
GAS UTILITIES — 3.40%
Hong Kong & China Gas Co. Ltd.	27,944,466	53,671,908

		53,671,908
HOTELS, RESTAURANTS & LEISURE — 6.77%
Galaxy Entertainment Group Ltd.[a]	9,452,000	31,757,523
Melco Crown Entertainment Ltd. ADR	765,388	11,075,164
MGM China Holdings Ltd.	3,837,888	5,523,527
Sands China Ltd.[a]	9,807,200	37,622,157
Shangri-La Asia Ltd.	5,134,000	5,862,217
SJM Holdings Ltd.[a]	8,020,000	5,141,456
Wynn Macau Ltd.[a]	6,396,000	10,012,083

		106,994,127

Security	Shares	Value
HOUSEHOLD DURABLES — 1.41%
Techtronic Industries Co. Ltd.	5,543,147	$22,299,176

		22,299,176
INDUSTRIAL CONGLOMERATES — 12.20%
CK Hutchison Holdings Ltd.	10,896,767	126,527,987
Jardine Matheson Holdings Ltd.	991,200	56,498,400
NWS Holdings Ltd.	6,123,000	9,663,560

		192,689,947
INSURANCE — 18.00%
AIA Group Ltd.	48,609,600	284,405,723

		284,405,723
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.53%
Link REIT	9,061,000	55,697,013

		55,697,013
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.92%
Cheung Kong Property Holdings Ltd.	10,894,267	68,228,097
Hang Lung Properties Ltd.	9,044,000	17,277,339
Henderson Land Development Co. Ltd.	4,029,061	24,455,015
Hongkong Land Holdings Ltd.	4,690,400	28,330,016
Hysan Development Co. Ltd.[a]	2,554,000	11,014,077
Kerry Properties Ltd.	2,665,000	6,662,371
New World Development Co. Ltd.	22,386,066	21,152,234
Sino Land Co. Ltd.	12,312,000	18,860,707
Sun Hung Kai Properties Ltd.[a]	5,852,000	68,854,592
Swire Pacific Ltd. Class A	2,194,000	23,668,081
Swire Properties Ltd.	4,690,400	12,830,725
Wharf Holdings Ltd. (The)	5,531,150	29,940,830
Wheelock & Co. Ltd.	3,319,357	14,955,619

		346,229,703
ROAD & RAIL — 1.76%
MTR Corp. Ltd.	5,863,583	27,815,250

		27,815,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.45%
ASM Pacific Technology Ltd.[a]	976,400	7,177,055

		7,177,055

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.47%
Li & Fung Ltd.[a]	23,452,000	$11,955,217
Yue Yuen Industrial Holdings Ltd.	2,987,000	11,266,402

		23,221,619

TOTAL COMMON STOCKS (Cost: $1,820,737,808)		1,558,941,756

SHORT-TERM INVESTMENTS — 4.25%

MONEY MARKET FUNDS — 4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	63,189,281	63,189,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	3,828,517	3,828,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	152,590	152,590

		67,170,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,170,388)		67,170,388

TOTAL INVESTMENTS IN SECURITIES — 102.93%
(Cost: $1,887,908,196)[f]		1,626,112,144

Other Assets, Less Liabilities — (2.93)%		(46,357,234)

NET ASSETS — 100.00%		$1,579,754,910

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,935,293,725. Net unrealized depreciation was $309,181,581, of which $23,465,662 represented gross unrealized appreciation on securities and $332,647,243 represented gross unrealized depreciation on securities.

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Hang Seng Index	149	Jun. 2016	Hong Kong Futures	$18,667,669	$19,635,473	$967,804

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,558,941,756	$—	$—	$1,558,941,756
Money market funds	67,170,388	—	—	67,170,388

Total	$1,626,112,144	$—	$—	$1,626,112,144

Derivative financial instruments:[a]
Assets:
Futures contracts	$967,804	$—	$—	$967,804

Total	$967,804	$—	$—	$967,804

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

156

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 2.22%
Elbit Systems Ltd.	25,360	$2,388,582

		2,388,582
AIRLINES — 0.08%
El Al Israel Airlines	131,946	90,560

		90,560
BANKS — 13.89%
Bank Hapoalim BM	1,040,941	5,379,261
Bank Leumi le-Israel BMa	1,343,319	4,932,555
First International Bank of Israel Ltd.[b]	63,490	798,808
Israel Discount Bank Ltd. Class Aa	1,191,353	1,979,994
Mizrahi Tefahot Bank Ltd.	159,685	1,880,964

		14,971,582
BUILDING PRODUCTS — 0.91%
Caesarstone Ltd.[a]	24,875	981,816

		981,816
CHEMICALS — 4.94%
Frutarom Industries Ltd.	42,612	2,077,015
Israel Chemicals Ltd.	557,678	2,295,388
Israel Corp. Ltd. (The)	5,454	947,795

		5,320,198
COMMUNICATIONS EQUIPMENT — 1.43%
Ituran Location and Control Ltd.[b]	39,560	806,435
Radware Ltd.[a]	61,074	731,667

		1,538,102
CONSTRUCTION & ENGINEERING — 1.73%
Electra Ltd./Israel	4,582	600,883
Shapir Engineering and Industry Ltd.	335,601	547,040
Shikun & Binui Ltd.[b]	401,896	713,860

		1,861,783
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.28%
B Communications Ltd.	22,976	602,017
Bezeq The Israeli Telecommunication Corp. Ltd.	2,075,864	4,016,045

		4,618,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.08%
Orbotech Ltd.[a]	41,846	1,167,085

		1,167,085

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.17%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,273	$662,345
Shufersal Ltd.	184,527	598,023

		1,260,368
FOOD PRODUCTS — 0.95%
Strauss Group Ltd.[b]	63,714	1,019,199

		1,019,199
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.46%
Kenon Holdings Ltd./Singapore[a,b]	53,545	496,816

		496,816
INSURANCE — 3.58%
Clal Insurance Enterprises Holdings Ltd.[a]	54,419	628,153
Harel Insurance Investments & Financial Services Ltd.	212,071	772,649
IDI Insurance Co. Ltd.	13,440	680,228
Menora Mivtachim Holdings Ltd.[a]	73,292	599,530
Migdal Insurance & Financial Holding Ltd.[b]	948,516	620,710
Phoenix Holdings Ltd. (The)[a]	225,007	555,089

		3,856,359
INTERNET SOFTWARE & SERVICES — 0.93%
Wix.com Ltd.[a]	36,406	1,006,990

		1,006,990
IT SERVICES — 0.64%
Formula Systems 1985 Ltd.	2,821	97,358
Matrix IT Ltd.[b]	88,855	596,235

		693,593
MACHINERY — 0.40%
Kornit Digital Ltd.[a]	44,186	434,790

		434,790
OIL, GAS & CONSUMABLE FUELS — 4.12%
Delek Group Ltd.	5,842	1,095,475
Jerusalem Oil Exploration[a]	17,179	695,055
Naphtha Israel Petroleum Corp. Ltd.[a]	110,803	549,286
Oil Refineries Ltd.[a,b]	2,112,540	750,472
Paz Oil Co. Ltd.	8,079	1,353,406

		4,443,694

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 24.37%
Neuroderm Ltd.[a]	31,756	$592,250
Taro Pharmaceutical Industries Ltd.[a,b]	11,233	1,641,366
Teva Pharmaceutical Industries Ltd.	462,466	24,030,914

		26,264,530
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.78%
REIT 1 Ltd.	276,619	845,477

		845,477
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.14%
Africa Israel Properties Ltd.	38,234	558,881
Airport City Ltd.[a]	92,913	912,031
Alony Hetz Properties & Investments Ltd.	134,805	1,130,712
Amot Investments Ltd.	201,026	777,825
Azrieli Group Ltd.	47,546	2,018,716
Bayside Land Corp.	1,765	622,426
Blue Square Real Estate Ltd.	2,633	91,827
Gazit-Globe Ltd.[b]	131,847	1,119,596
Melisron Ltd.	25,924	1,036,044
Norstar Holdings Inc.[b]	35,263	501,815

		8,769,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.26%
Tower Semiconductor Ltd.[a]	101,201	1,353,424

		1,353,424
SOFTWARE — 19.52%
Check Point Software Technologies Ltd.[a,b]	114,941	9,766,537
CyberArk Software Ltd.[a]	21,127	959,588
Mobileye NVa,b	150,205	5,703,284
Nice Ltd.	60,906	3,911,358
Sapiens International Corp. NV	56,936	694,614

		21,035,381
SPECIALTY RETAIL — 0.64%
Delek Automotive Systems Ltd.	76,218	693,530

		693,530
TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Delta-Galil Industries Ltd.[b]	23,042	578,675

		578,675

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.59%
Cellcom Israel Ltd.[a,b]	97,343	$810,423
Partner Communications Co. Ltd.[a]	169,669	907,198

		1,717,621

TOTAL COMMON STOCKS
(Cost: $120,899,469)		107,408,090

SHORT-TERM INVESTMENTS — 14.94%
MONEY MARKET FUNDS — 14.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	15,144,567	15,144,567
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	917,580	917,580
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	44,349	44,349

		16,106,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,106,496)		16,106,496

TOTAL INVESTMENTS IN SECURITIES — 114.59%
(Cost: $137,005,965)[f]		123,514,586
Other Assets, Less Liabilities — (14.59)%		(15,724,372)

NET ASSETS — 100.00%		$107,790,214

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $137,850,156. Net unrealized depreciation was $14,335,570, of which $2,047,067 represented gross unrealized appreciation on securities and $16,382,637 represented gross unrealized depreciation on securities.

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$106,601,655	$—	$806,435	$107,408,090
Money market funds	16,106,496	—	—	16,106,496

Total	$122,708,151	$—	$806,435	$123,514,586

159

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.72%

AEROSPACE & DEFENSE — 2.70%
Leonardo-Finmeccanica SpA[a]	1,683,597	$19,942,169

		19,942,169
AUTOMOBILES — 6.24%
Ferrari NV	502,412	21,309,713
Fiat Chrysler Automobiles NV	3,474,440	24,812,704

		46,122,417
BANKS — 18.98%
Banco Popolare SC	84,912	420,462
Intesa Sanpaolo SpA	33,646,343	86,450,258
UniCredit SpA	11,979,297	38,354,192
Unione di Banche Italiane SpA	4,067,513	15,124,047

		140,348,959
CAPITAL MARKETS — 2.54%
Mediobanca SpA	2,418,093	18,762,832

		18,762,832
DIVERSIFIED FINANCIAL SERVICES — 2.48%
EXOR SpA	484,095	18,371,737

		18,371,737
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.29%
Telecom Italia SpA/Milano[a]	25,708,816	24,355,904

		24,355,904
ELECTRIC UTILITIES — 16.04%
Enel SpA	19,433,997	88,140,554
Terna Rete Elettrica Nazionale SpA	5,497,808	30,504,241

		118,644,795
ELECTRICAL EQUIPMENT — 2.71%
Prysmian SpA	818,368	20,033,946

		20,033,946
ENERGY EQUIPMENT & SERVICES — 4.16%
Saipem SpA[a]	15,520,043	6,356,460
Tenaris SA	1,843,413	24,441,454

		30,797,914
GAS UTILITIES — 4.58%
Snam SpA	5,916,043	33,885,143

		33,885,143
INSURANCE — 7.88%
Assicurazioni Generali SpA	2,315,688	33,590,547
Poste Italiane SpA[a,b]	1,660,445	12,717,612
UnipolSai SpA	5,980,144	11,963,337

		58,271,496

Security	Shares	Value
MACHINERY — 3.62%
CNH Industrial NV	3,798,166	$26,807,470

		26,807,470
OIL, GAS & CONSUMABLE FUELS — 14.00%
Eni SpA	6,771,834	103,506,938

		103,506,938
TEXTILES, APPAREL & LUXURY GOODS — 3.96%
Luxottica Group SpA	540,309	29,286,981

		29,286,981
TRANSPORTATION INFRASTRUCTURE — 4.54%
Atlantia SpA	1,243,275	33,549,993

		33,549,993

TOTAL COMMON STOCKS
(Cost: $976,593,119)		722,688,694

PREFERRED STOCKS — 2.20%

BANKS — 0.86%
Intesa Sanpaolo SpA	2,640,893	6,409,142

		6,409,142
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.34%
Telecom Italia SpA/Milano	12,816,060	9,894,495

		9,894,495

TOTAL PREFERRED STOCKS
(Cost: $19,695,867)		16,303,637

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	630,391	630,391

		630,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $630,391)		630,391

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $996,919,377)[e]		739,622,722
Other Assets, Less Liabilities — (0.01)%		(94,434)

NET ASSETS — 100.00%		$739,528,288

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $1,039,327,805. Net unrealized depreciation was $299,705,083, of which $9,514,550 represented gross unrealized appreciation on securities and $309,219,633 represented gross unrealized depreciation on securities.

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$722,688,694	$—	$—	$722,688,694
Preferred stocks	16,303,637	—	—	16,303,637
Money market funds	630,391	—	—	630,391

Total	$739,622,722	$—	$—	$739,622,722

161

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.73%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	1,937,700	$39,337,555

		39,337,555
AIRLINES — 0.27%
ANA Holdings Inc.	6,459,000	18,863,623
Japan Airlines Co. Ltd.	645,900	22,136,656

		41,000,279
AUTO COMPONENTS — 3.11%
Aisin Seiki Co. Ltd.	1,065,900	43,969,997
Bridgestone Corp.	3,565,600	123,006,047
Denso Corp.	2,583,600	101,778,535
Koito Manufacturing Co. Ltd.	645,900	30,459,015
NGK Spark Plug Co. Ltd.	861,200	16,687,424
NHK Spring Co. Ltd.	861,200	7,408,005
NOK Corp.	645,900	11,577,920
Stanley Electric Co. Ltd.	710,700	15,065,648
Sumitomo Electric Industries Ltd.	4,090,700	57,890,570
Sumitomo Rubber Industries Ltd.	861,200	12,657,283
Toyoda Gosei Co. Ltd.	430,600	8,444,660
Toyota Industries Corp.	861,200	37,311,807
Yokohama Rubber Co. Ltd. (The)	645,900	9,918,107

		476,175,018
AUTOMOBILES — 9.52%
Daihatsu Motor Co. Ltd.	1,076,500	14,734,475
Fuji Heavy Industries Ltd.	3,229,500	120,845,994
Honda Motor Co. Ltd.	8,827,300	250,798,632
Isuzu Motors Ltd.	3,229,500	38,903,674
Mazda Motor Corp.	3,014,200	51,937,570
Mitsubishi Motors Corp.	3,444,800	17,984,214
Nissan Motor Co. Ltd.	13,348,600	135,405,753
Suzuki Motor Corp.	1,937,700	49,776,902
Toyota Motor Corp.	14,425,100	752,178,471
Yamaha Motor Co. Ltd.	1,507,100	26,661,829

		1,459,227,514
BANKS — 7.50%
Aozora Bank Ltd.	6,459,000	21,956,116
Bank of Kyoto Ltd. (The)	2,153,000	14,210,324
Chiba Bank Ltd. (The)	4,306,000	22,596,745
Chugoku Bank Ltd. (The)	645,900	7,332,294
Concordia Financial Group Ltd.[a]	6,243,700	29,066,519
Fukuoka Financial Group Inc.	4,306,000	15,685,713
Hachijuni Bank Ltd. (The)	2,153,000	9,512,375

Security	Shares	Value
Hiroshima Bank Ltd. (The)	2,153,000	$8,114,639
Iyo Bank Ltd. (The)	1,291,800	8,596,081
Japan Post Bank Co. Ltd.	2,153,000	25,741,653
Joyo Bank Ltd. (The)	4,306,000	15,918,669
Kyushu Financial Group Inc.	1,937,800	10,448,622
Mitsubishi UFJ Financial Group Inc.	68,896,080	344,030,018
Mizuho Financial Group Inc.	128,103,580	201,445,060
Resona Holdings Inc.	11,841,500	44,993,536
Seven Bank Ltd.	3,014,200	11,088,712
Shinsei Bank Ltd.	8,612,000	13,822,064
Shizuoka Bank Ltd. (The)	2,909,000	21,744,385
Sumitomo Mitsui Financial Group Inc.	7,320,200	238,737,328
Sumitomo Mitsui Trust Holdings Inc.	17,224,320	59,901,900
Suruga Bank Ltd.	1,077,300	24,099,737
Yamaguchi Financial Group Inc.	138,000	1,346,341

		1,150,388,831
BEVERAGES — 1.17%
Asahi Group Holdings Ltd.	2,153,000	73,264,704
Kirin Holdings Co. Ltd.	4,521,300	75,990,291
Suntory Beverage & Food Ltd.	645,900	30,459,014

		179,714,009
BUILDING PRODUCTS — 1.37%
Asahi Glass Co. Ltd.	6,459,000	39,136,630
Daikin Industries Ltd.	1,291,800	110,607,572
LIXIL Group Corp.	1,507,100	27,205,394
TOTO Ltd.	861,200	32,691,511

		209,641,107
CAPITAL MARKETS — 0.95%
Daiwa Securities Group Inc.	8,612,000	50,178,751
Nomura Holdings Inc.	19,570,000	84,770,101
SBI Holdings Inc./Japan	1,076,510	11,230,531

		146,179,383
CHEMICALS — 3.71%
Air Water Inc.	143,000	2,237,095
Asahi Kasei Corp.	6,459,000	43,265,778
Daicel Corp.	2,153,000	26,867,607
Hitachi Chemical Co. Ltd.	645,900	12,084,600
JSR Corp.	1,076,500	15,821,604
Kaneka Corp.	2,153,000	17,122,276
Kansai Paint Co. Ltd.	1,076,500	21,771,692
Kuraray Co. Ltd.	1,937,700	25,718,357

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	7,320,200	$37,252,792
Mitsubishi Gas Chemical Co. Inc.	2,153,000	12,210,784
Mitsui Chemicals Inc.	4,306,000	16,190,451
Nippon Paint Holdings Co. Ltd.	819,500	23,349,894
Nitto Denko Corp.	861,200	56,600,575
Shin-Etsu Chemical Co. Ltd.	2,153,000	125,563,356
Sumitomo Chemical Co. Ltd.	8,612,000	39,447,239
Taiyo Nippon Sanso Corp.	430,600	3,870,954
Teijin Ltd.	4,306,000	15,142,149
Toray Industries Inc.	8,612,000	74,476,076

		568,993,279
COMMERCIAL SERVICES & SUPPLIES — 1.21%
Dai Nippon Printing Co. Ltd.	2,153,000	22,053,181
Park24 Co. Ltd.	645,900	18,461,774
Secom Co. Ltd.	1,076,500	84,301,001
Sohgo Security Services Co. Ltd.	430,600	21,199,008
Toppan Printing Co. Ltd.	4,306,000	38,903,674

		184,918,638
CONSTRUCTION & ENGINEERING —1.02%
JGC Corp.	950,000	14,673,369
Kajima Corp.	4,306,000	29,313,647
Obayashi Corp.	4,306,000	45,309,968
Shimizu Corp.	2,153,000	19,257,707
Taisei Corp.	6,459,000	47,872,485

		156,427,176
CONSTRUCTION MATERIALS — 0.11%
Taiheiyo Cement Corp.	6,459,000	17,005,798

		17,005,798
CONSUMER FINANCE — 0.28%
Acom Co. Ltd.[a,b]	2,153,000	11,861,349
AEON Financial Service Co. Ltd.	645,970	14,252,636
Credit Saison Co. Ltd.	861,200	16,400,112

		42,514,097
CONTAINERS & PACKAGING — 0.12%
Toyo Seikan Group Holdings Ltd.	861,200	18,178,344

		18,178,344
DIVERSIFIED CONSUMER SERVICES — 0.06%
Benesse Holdings Inc.	430,600	9,512,375

		9,512,375

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Japan Exchange Group Inc.	2,798,900	$38,107,741
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,583,600	11,112,007
ORIX Corp.	7,104,900	98,656,923

		147,876,671
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.08%
Nippon Telegraph & Telephone Corp.	3,796,900	166,213,872

		166,213,872
ELECTRIC UTILITIES — 1.36%
Chubu Electric Power Co. Inc.	3,444,800	47,041,609
Chugoku Electric Power Co. Inc. (The)	1,291,800	16,178,803
Hokuriku Electric Power Co.	861,200	10,754,808
Kansai Electric Power Co. Inc. (The)[a]	3,660,100	35,444,276
Kyushu Electric Power Co. Inc.	2,153,000	21,839,638
Shikoku Electric Power Co. Inc.	861,200	10,257,835
Tohoku Electric Power Co. Inc.	2,368,300	30,536,666
Tokyo Electric Power Co. Holdings Inc.[a]	7,750,800	36,411,044

		208,464,679
ELECTRICAL EQUIPMENT — 1.62%
Fuji Electric Co. Ltd.	2,153,000	8,697,029
Mabuchi Motor Co. Ltd.	215,300	10,172,418
Mitsubishi Electric Corp.	10,765,000	130,018,642
Nidec Corp.	1,291,800	99,670,282

		248,558,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.50%
Alps Electric Co. Ltd.	1,076,500	21,761,986
Hamamatsu Photonics KK	861,200	23,450,917
Hirose Electric Co. Ltd.	215,360	26,719,748
Hitachi High-Technologies Corp.	430,600	12,540,805
Hitachi Ltd.	25,836,000	119,273,540
Keyence Corp.	241,726	153,442,229
Kyocera Corp.	1,722,400	86,038,465
Murata Manufacturing Co. Ltd.	1,078,300	125,909,427
Nippon Electric Glass Co. Ltd.	2,153,500	10,368,955
Omron Corp.	1,076,500	34,652,225
Shimadzu Corp.	637,000	9,706,776
TDK Corp.	645,900	37,738,894

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
Yaskawa Electric Corp.	1,291,800	$16,353,521
Yokogawa Electric Corp.	1,076,500	12,424,327

		690,381,815
FOOD & STAPLES RETAILING — 2.04%
Aeon Co. Ltd.	3,444,800	52,290,887
FamilyMart Co. Ltd.	215,300	11,298,372
Lawson Inc.	430,600	34,050,422
Seven & I Holdings Co. Ltd.	4,090,780	174,984,539
Sundrug Co. Ltd.	215,300	17,801,731
Tsuruha Holdings Inc.	215,300	22,383,202

		312,809,153
FOOD PRODUCTS — 1.76%
Ajinomoto Co. Inc.	2,946,200	71,074,867
Calbee Inc.	430,600	15,879,843
Kikkoman Corp.	773,000	27,740,318
MEIJI Holdings Co. Ltd.	669,656	60,441,428
NH Foods Ltd.	551,000	12,857,743
Nisshin Seifun Group Inc.	1,177,375	20,032,520
Nissin Foods Holdings Co. Ltd.	430,600	21,587,268
Toyo Suisan Kaisha Ltd.	409,700	15,866,386
Yakult Honsha Co. Ltd.	430,600	21,121,356
Yamazaki Baking Co. Ltd.	128,000	3,140,418

		269,742,147
GAS UTILITIES — 0.65%
Osaka Gas Co. Ltd.	10,765,000	40,379,063
Toho Gas Co. Ltd.	2,153,000	15,957,495
Tokyo Gas Co. Ltd.	10,765,000	43,475,439

		99,811,997
HEALTH CARE EQUIPMENT & SUPPLIES — 1.92%
CYBERDYNE Inc.[a]	430,600	10,094,766
Hoya Corp.	2,153,000	75,846,634
Olympus Corp.	1,507,100	63,800,861
Sysmex Corp.	861,200	62,898,156
Terumo Corp.	1,937,700	81,418,169

		294,058,586
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Alfresa Holdings Corp.	861,200	18,147,283
Medipal Holdings Corp.	861,200	14,948,019
Miraca Holdings Inc.	430,600	18,189,991
Suzuken Co. Ltd./Aichi Japan	430,640	13,901,007

		65,186,300

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.20%
M3 Inc.	1,076,500	$30,915,220

		30,915,220
HOTELS, RESTAURANTS & LEISURE — 0.54%
McDonald’s Holdings Co. Japan Ltd.[b]	430,600	11,302,255
Oriental Land Co. Ltd./Japan	1,076,500	70,779,839

		82,082,094
HOUSEHOLD DURABLES — 3.06%
Casio Computer Co. Ltd.[b]	1,291,800	20,092,467
Iida Group Holdings Co. Ltd.	861,280	18,032,480
Nikon Corp.	1,722,400	24,180,847
Panasonic Corp.	11,841,515	110,135,005
Rinnai Corp.	215,300	18,752,969
Sekisui Chemical Co. Ltd.	2,160,000	28,162,481
Sekisui House Ltd.	3,229,500	57,831,360
Sony Corp.	6,889,600	192,577,070

		469,764,679
HOUSEHOLD PRODUCTS — 0.27%
Unicharm Corp.	2,153,000	42,097,115

		42,097,115
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
Electric Power Development Co. Ltd.	861,200	22,293,902

		22,293,902
INDUSTRIAL CONGLOMERATES — 0.55%
Keihan Holdings Co. Ltd.	2,153,000	14,520,932
Seibu Holdings Inc.	861,200	16,221,512
Toshiba Corp.[a,b]	21,530,000	53,113,999

		83,856,443
INSURANCE — 2.65%
Dai-ichi Life Insurance Co. Ltd. (The)	5,814,200	76,566,783
Japan Post Holdings Co. Ltd.	2,368,300	30,600,729
MS&AD Insurance Group Holdings Inc.	2,798,940	79,800,264
Sompo Japan Nipponkoa Holdings Inc.	1,825,050	51,441,380
Sony Financial Holdings Inc.	861,200	10,521,852
T&D Holdings Inc.	3,014,200	30,072,696
Tokio Marine Holdings Inc.	3,660,100	126,695,135

		405,698,839

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.41%
Rakuten Inc.	4,951,900	$53,334,336
Start Today Co. Ltd.	215,300	9,822,984

		63,157,320
INTERNET SOFTWARE & SERVICES — 0.37%
Kakaku.com Inc.	861,200	16,306,929
Mixi Inc.	215,300	8,308,769
Yahoo Japan Corp.	7,320,200	32,870,110

		57,485,808
IT SERVICES — 0.89%
Fujitsu Ltd.	10,765,000	43,485,145
Nomura Research Institute Ltd.	685,040	25,849,983
NTT Data Corp.	645,900	33,312,727
Obic Co. Ltd.	430,600	23,412,092
Otsuka Corp.	215,300	10,191,831

		136,251,778
LEISURE PRODUCTS — 0.90%
Bandai Namco Holdings Inc.	1,076,598	26,656,491
Sankyo Co. Ltd.	215,300	8,027,280
Sega Sammy Holdings Inc.	861,200	10,498,556
Shimano Inc.	430,600	67,130,193
Yamaha Corp.	861,200	26,091,087

		138,403,607
MACHINERY — 5.05%
Amada Holdings Co. Ltd.	1,722,400	18,962,629
FANUC Corp.	1,076,500	164,816,465
Hino Motors Ltd.	1,291,800	13,231,908
Hitachi Construction Machinery Co. Ltd.	645,900	9,970,523
Hoshizaki Electric Co. Ltd.	215,300	20,597,205
IHI Corp.	8,612,000	22,208,485
JTEKT Corp.	1,291,800	17,879,383
Kawasaki Heavy Industries Ltd.	8,612,000	26,789,955
Komatsu Ltd.	4,951,900	85,392,983
Kubota Corp.	6,459,000	94,958,744
Kurita Water Industries Ltd.	645,900	15,124,677
Makita Corp.	645,900	41,815,626
Minebea Co. Ltd.	1,722,400	13,806,534
Mitsubishi Heavy Industries Ltd.	17,224,000	69,840,249
Nabtesco Corp.	645,900	16,417,583
NGK Insulators Ltd.	1,367,000	30,062,783
NSK Ltd.	2,153,000	19,121,816
SMC Corp./Japan	276,700	70,481,719

Security	Shares	Value
Sumitomo Heavy Industries Ltd.	2,153,000	$10,463,613
THK Co. Ltd.	646,500	12,224,070

		774,166,950
MARINE — 0.20%
Mitsui OSK Lines Ltd.	6,459,000	14,676,237
Nippon Yusen KK	8,612,000	16,306,929

		30,983,166
MEDIA — 0.56%
Dentsu Inc.	1,076,500	54,453,496
Hakuhodo DY Holdings Inc.	1,076,500	13,511,456
Toho Co. Ltd./Tokyo	645,900	17,646,427

		85,611,379
METALS & MINING — 1.29%
Hitachi Metals Ltd.	592,000	6,352,103
JFE Holdings Inc.	2,798,950	37,641,530
Kobe Steel Ltd.	15,071,000	13,589,108
Maruichi Steel Tube Ltd.	215,300	7,182,814
Mitsubishi Materials Corp.	6,459,000	18,636,491
Nippon Steel & Sumitomo Metal Corp.	4,306,070	88,913,036
Sumitomo Metal Mining Co. Ltd.	2,441,000	25,157,234

		197,472,316
MULTILINE RETAIL — 0.76%
Don Quijote Holdings Co. Ltd.	645,900	20,733,096
Isetan Mitsukoshi Holdings Ltd.	1,722,460	16,820,019
J Front Retailing Co. Ltd.	1,291,800	15,468,287
Marui Group Co. Ltd.	1,076,500	15,792,484
Ryohin Keikaku Co. Ltd.	139,500	32,112,484
Takashimaya Co. Ltd.	2,153,000	15,219,801

		116,146,171
OIL, GAS & CONSUMABLE FUELS — 0.80%
Idemitsu Kosan Co. Ltd.	430,600	8,611,611
INPEX Corp.	4,951,900	40,747,522
JX Holdings Inc.	11,410,995	44,551,290
Showa Shell Sekiyu KK	861,200	8,728,090
TonenGeneral Sekiyu KK	2,153,000	20,480,727

		123,119,240
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	4,306,000	17,704,666

		17,704,666
PERSONAL PRODUCTS — 1.59%
Kao Corp.	2,798,900	153,970,415
Kose Corp.	215,300	19,335,359

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
Pola Orbis Holdings Inc.	215,300	$18,636,491
Shiseido Co. Ltd.	1,937,700	51,096,016

		243,038,281
PHARMACEUTICALS — 6.10%
Astellas Pharma Inc.	11,410,950	156,083,235
Chugai Pharmaceutical Co. Ltd.	1,291,800	45,368,207
Daiichi Sankyo Co. Ltd.	3,229,569	75,028,038
Eisai Co. Ltd.	1,308,200	81,130,694
Hisamitsu Pharmaceutical Co. Inc.	215,300	11,511,916
Kyowa Hakko Kirin Co. Ltd.	2,153,000	39,214,282
Mitsubishi Tanabe Pharma Corp.	1,076,500	18,083,220
Ono Pharmaceutical Co. Ltd.	2,153,000	95,589,667
Otsuka Holdings Co. Ltd.	2,153,000	87,940,940
Santen Pharmaceutical Co. Ltd.	1,937,700	28,513,831
Shionogi & Co. Ltd.	1,722,400	96,863,160
Sumitomo Dainippon Pharma Co. Ltd.	861,200	12,595,162
Taisho Pharmaceutical Holdings Co. Ltd.	215,300	20,053,640
Takeda Pharmaceutical Co. Ltd.	3,875,400	167,623,586

		935,599,578
PROFESSIONAL SERVICES — 0.33%
Recruit Holdings Co. Ltd.	1,507,100	51,298,882

		51,298,882
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.37%
Japan Prime Realty Investment Corp.	4,306	18,422,948
Japan Real Estate Investment Corp.	6,459	37,797,133
Japan Retail Fund Investment Corp.	12,928	30,039,634
Nippon Building Fund Inc.	8,612	51,172,697
Nippon Prologis REIT Inc.	8,612	18,667,551
Nomura Real Estate Master Fund Inc.	19,377	30,575,492
United Urban Investment Corp.	15,071	23,780,939

		210,456,394
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.49%
Aeon Mall Co. Ltd.	645,900	8,520,371
Daito Trust Construction Co. Ltd.	430,600	62,490,483
Daiwa House Industry Co. Ltd.	3,014,200	87,432,320

Security	Shares	Value
Hulic Co. Ltd.	1,507,100	$14,934,429
Mitsubishi Estate Co. Ltd.	6,765,000	130,505,545
Mitsui Fudosan Co. Ltd.	5,093,000	124,977,228
Nomura Real Estate Holdings Inc.	645,900	11,595,392
NTT Urban Development Corp.	645,900	6,464,533
Sumitomo Realty & Development Co. Ltd.	2,153,000	60,141,508
Tokyo Tatemono Co. Ltd.	861,200	10,979,999
Tokyu Fudosan Holdings Corp.	2,583,600	17,052,389

		535,094,197
ROAD & RAIL — 4.40%
Central Japan Railway Co.	861,200	152,430,963
East Japan Railway Co.	1,833,100	167,516,960
Hankyu Hanshin Holdings Inc.	6,459,000	44,319,904
Keikyu Corp.	2,157,000	20,421,532
Keio Corp.	4,306,000	36,884,721
Keisei Electric Railway Co. Ltd.	710,000	9,525,991
Kintetsu Group Holdings Co. Ltd.	8,879,000	35,706,542
Nagoya Railroad Co. Ltd.	4,306,000	21,664,920
Nippon Express Co. Ltd.	4,306,000	18,558,839
Odakyu Electric Railway Co. Ltd.	2,393,000	25,978,739
Tobu Railway Co. Ltd.	6,459,000	32,788,576
Tokyu Corp.	6,459,000	55,327,082
West Japan Railway Co.	861,200	53,843,928

		674,968,697
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Rohm Co. Ltd.	430,600	18,384,121
Tokyo Electron Ltd.	873,852	64,783,474

		83,167,595
SOFTWARE — 1.12%
GungHo Online Entertainment Inc.[b]	2,368,300	6,876,089
Konami Holdings Corp.	523,000	19,806,140
Nexon Co. Ltd.	861,200	14,155,968
Nintendo Co. Ltd.	645,900	95,803,210
Oracle Corp. Japan[a]	215,300	11,434,264
Trend Micro Inc./Japan	645,900	23,412,091

		171,487,762
SPECIALTY RETAIL — 1.31%
ABC-Mart Inc.	215,300	13,938,542
Fast Retailing Co. Ltd.	291,100	78,441,220
Hikari Tsushin Inc.	6,900	562,427
Nitori Holdings Co. Ltd.	430,600	43,718,101

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value
Shimamura Co. Ltd.	215,300	$27,954,736
USS Co. Ltd.	1,291,800	20,441,901
Yamada Denki Co. Ltd.	3,444,800	16,213,747

		201,270,674
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.55%
Brother Industries Ltd.	1,076,500	12,899,946
Canon Inc.	5,813,150	168,358,846
FUJIFILM Holdings Corp.	2,368,300	96,137,114
Konica Minolta Inc.	2,368,300	20,414,722
NEC Corp.	15,224,000	35,827,636
Ricoh Co. Ltd.	3,444,800	30,004,750
Seiko Epson Corp.	1,507,100	27,123,859

		390,766,873
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
ASICS Corp.	861,200	19,576,080

		19,576,080
TOBACCO — 1.56%
Japan Tobacco Inc.	6,028,400	239,277,010

		239,277,010
TRADING COMPANIES & DISTRIBUTORS — 3.17%
ITOCHU Corp.	7,966,100	99,948,859
Marubeni Corp.	8,827,300	42,415,294
Mitsubishi Corp.	8,181,400	145,104,493
Mitsui & Co. Ltd.	9,042,600	108,848,753
Sumitomo Corp.	6,243,700	64,038,670
Toyota Tsusho Corp.	1,076,500	25,431,045

		485,787,114
TRANSPORTATION INFRASTRUCTURE — 0.20%
Japan Airport Terminal Co. Ltd.[b]	215,300	7,435,183
Kamigumi Co. Ltd.	2,153,000	19,684,793
Mitsubishi Logistics Corp.	260,000	3,659,529

		30,779,505
WIRELESS TELECOMMUNICATION SERVICES — 5.12%
KDDI Corp.	10,119,100	295,347,610
NTT DOCOMO Inc.	7,750,800	194,215,529
SoftBank Group Corp.	5,257,300	295,229,831

		784,792,970

TOTAL COMMON STOCKS
(Cost: $16,925,711,411)		15,136,889,299

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[c,d,e]	35,869,031	$35,869,031
BlackRock Cash Funds: Prime,SL Agency Shares 0.47%[c,d,e]	2,173,236	2,173,236
BlackRock Cash Funds: Treasury,SL Agency Shares 0.25%[c,d]	5,486,798	5,486,798

		43,529,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,529,065)		43,529,065

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $16,969,240,476)[f]		15,180,418,364

Other Assets, Less Liabilities — 0.98%		150,905,282

NET ASSETS — 100.00%		$15,331,323,646

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $17,208,357,255. Net unrealized depreciation was $2,027,938,891, of which $1,015,669,107 represented gross unrealized appreciation on securities and $3,043,607,998 represented gross unrealized depreciation on securities.

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
TOPIX Index	1,518	Jun. 2016	Osaka Securities	$185,060,213	$188,475,362	$3,415,149

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,136,889,299	$—	$—	$15,136,889,299
Money market funds	43,529,065	—	—	43,529,065

Total	$15,180,418,364	$—	$—	$15,180,418,364

Derivative financial instruments:[a]
Assets:
Futures contracts	$3,415,149	$—	$—	$3,415,149

Total	$3,415,149	$—	$—	$3,415,149

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

168

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.85%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.[a]	2,800	$55,871

		55,871
AIR FREIGHT & LOGISTICS — 0.22%
Kintetsu World Express Inc.	11,200	142,796
Konoike Transport Co. Ltd.	8,400	97,478
Mitsui-Soko Holdings Co. Ltd.	28,000	75,741
Yusen Logistics Co. Ltd.	5,600	59,330

		375,345
AUTO COMPONENTS — 3.32%
Aisan Industry Co. Ltd.	8,400	68,469
Akebono Brake Industry Co. Ltd.[a,b]	22,400	54,533
Calsonic Kansei Corp.	36,000	280,456
Daikyonishikawa Corp.	11,200	161,883
Eagle Industry Co. Ltd.	5,600	71,550
Exedy Corp.	8,400	194,199
FCC Co. Ltd.	8,400	159,737
Futaba Industrial Co. Ltd.	14,000	70,944
G-Tekt Corp.	5,600	70,691
Kasai Kogyo Co. Ltd.	5,600	61,653
Keihin Corp.	11,200	184,100
KYB Corp.	56,000	196,420
Mitsuba Corp.	8,400	132,091
Musashi Seimitsu Industry Co. Ltd.	5,600	119,569
Nifco Inc./Japan	11,200	576,638
Nippon Seiki Co. Ltd.	8,000	156,025
Nissin Kogyo Co. Ltd.	11,200	153,400
Pacific Industrial Co. Ltd.	11,200	114,015
Piolax Inc.	2,800	144,159
Press Kogyo Co. Ltd.	22,400	84,829
Riken Corp.	28,000	96,190
Sanden Holdings Corp.	28,000	95,938
Showa Corp.	14,000	102,628
Sumitomo Riko Co. Ltd.	11,200	92,605
Tachi-S Co. Ltd.	8,400	137,999
Taiho Kogyo Co. Ltd.	5,600	60,693
Takata Corp.[a,b]	8,400	34,311
Tokai Rika Co. Ltd.	14,000	248,050
Topre Corp.	8,400	188,367
Toyo Tire & Rubber Co. Ltd.	28,000	341,085
Toyota Boshoku Corp.	19,600	391,275
TPR Co. Ltd.	5,600	142,544

Security	Shares	Value
TS Tech Co. Ltd.	14,000	$360,525
Unipres Corp.	11,200	218,032
Yorozu Corp.	5,600	88,515

		5,654,118
AUTOMOBILES — 0.15%
Nissan Shatai Co. Ltd.	22,400	254,286

		254,286
BANKS — 4.49%
77 Bank Ltd. (The)	84,000	296,145
Aichi Bank Ltd. (The)	2,800	129,769
Akita Bank Ltd. (The)	56,000	164,104
Aomori Bank Ltd. (The)	56,000	161,580
Ashikaga Holdings Co. Ltd.	30,800	98,033
Awa Bank Ltd. (The)	56,000	317,605
Bank of Iwate Ltd. (The)	2,800	107,930
Bank of Nagoya Ltd. (The)	28,000	92,151
Bank of Saga Ltd. (The)	28,000	61,855
Bank of the Ryukyus Ltd.	11,200	124,012
Chiba Kogyo Bank Ltd. (The)	14,000	56,553
Daishi Bank Ltd. (The)	84,000	285,542
Eighteenth Bank Ltd. (The)	56,000	141,382
Gunma Bank Ltd. (The)	84,000	336,288
Hokkoku Bank Ltd. (The)	84,000	240,855
Hokuetsu Bank Ltd. (The)	56,000	97,958
Hokuhoku Financial Group Inc.	336,000	412,028
Hyakugo Bank Ltd. (The)	56,000	207,529
Hyakujushi Bank Ltd. (The)	56,000	167,134
Jimoto Holdings Inc.	44,800	63,016
Juroku Bank Ltd. (The)	84,000	233,281
Kansai Urban Banking Corp.	8,400	78,770
Keiyo Bank Ltd. (The)	56,000	209,044
Kiyo Bank Ltd. (The)	16,800	216,618
Mie Bank Ltd. (The)	28,000	50,999
Minato Bank Ltd. (The)	56,000	85,839
Miyazaki Bank Ltd. (The)	56,000	148,956
Musashino Bank Ltd. (The)	8,400	211,392
Nanto Bank Ltd. (The)	56,000	171,174
Nishi-Nippon City Bank Ltd. (The)	196,000	371,128
North Pacific Bank Ltd.	81,200	229,898
Ogaki Kyoritsu Bank Ltd. (The)	84,000	246,157
Oita Bank Ltd. (The)	28,000	82,557
San-in Godo Bank Ltd. (The)	39,200	250,247
Senshu Ikeda Holdings Inc.	64,400	244,465
Shiga Bank Ltd. (The)	56,000	242,370

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Shikoku Bank Ltd. (The)	56,000	$109,571
Tochigi Bank Ltd. (The)	28,000	105,784
Toho Bank Ltd. (The)	56,000	184,302
Tokyo TY Financial Group Inc.	6,130	153,326
TOMONY Holdings Inc.	36,400	115,201
Towa Bank Ltd. (The)	84,000	69,681
Tsukuba Bank Ltd.	22,400	63,016
Yamagata Bank Ltd. (The)	28,000	108,309
Yamanashi Chuo Bank Ltd. (The)	28,000	99,977

		7,643,531
BEVERAGES — 1.29%
Coca-Cola East Japan Co. Ltd.	16,866	324,835
Coca-Cola West Co. Ltd.	19,600	545,205
Ito EN Ltd.	14,000	470,854
Sapporo Holdings Ltd.	84,000	454,443
Takara Holdings Inc.	44,800	396,678

		2,192,015
BIOTECHNOLOGY — 0.62%
Japan Tissue Engineering Co. Ltd.[b]	5,600	71,247
NanoCarrier Co. Ltd.[a,b]	11,200	128,759
OncoTherapy Science Inc.[a,b]	33,600	91,797
PeptiDream Inc.[b]	8,400	493,071
SanBio Co. Ltd.[b]	5,600	87,253
Takara Bio Inc.	14,000	182,913

		1,055,040
BUILDING PRODUCTS — 1.67%
Aica Kogyo Co. Ltd.	14,000	314,702
Bunka Shutter Co. Ltd.	14,000	112,979
Central Glass Co. Ltd.	56,000	276,200
Nichias Corp.	28,000	220,405
Nichiha Corp.	8,400	116,337
Nippon Sheet Glass Co. Ltd.[b]	252,000	211,316
Nitto Boseki Co. Ltd.	56,000	177,738
Noritz Corp.	8,400	163,827
Okabe Co. Ltd.	11,200	82,708
Sankyo Tateyama Inc.	8,400	117,322
Sanwa Holdings Corp.	56,000	488,779
Sekisui Jushi Corp.	8,400	121,639
Takara Standard Co. Ltd.	28,000	256,508
Takasago Thermal Engineering Co. Ltd.	14,000	179,884

		2,840,344
CAPITAL MARKETS — 1.54%
Ichigo Inc.	58,800	247,065
Ichiyoshi Securities Co. Ltd.	11,200	91,191

Security	Shares	Value
IwaiCosmo Holdings Inc.	5,600	$52,766
Jafco Co. Ltd.	11,200	334,773
kabu.com Securities Co. Ltd.	39,200	132,546
Kyokuto Securities Co. Ltd.	5,600	65,541
Marusan Securities Co. Ltd.	14,000	127,496
Matsui Securities Co. Ltd.	28,000	252,216
Monex Group Inc.	50,400	132,243
Nihon M&A Center Inc.	8,400	512,006
Okasan Securities Group Inc.	56,000	293,873
Sawada Holdings Co. Ltd.	5,600	54,584
SPARX Group Co. Ltd.	25,200	50,898
Tokai Tokyo Financial Holdings Inc.	53,200	264,789

		2,611,987
CHEMICALS — 6.18%
Achilles Corp.	56,000	69,176
ADEKA Corp.	22,400	306,598
C Uyemura & Co. Ltd.	2,800	116,135
Chugoku Marine Paints Ltd.	28,000	202,480
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	28,000	117,903
Denka Co. Ltd.	112,000	490,798
DIC Corp.	224,000	531,193
Fujimi Inc.	5,600	90,586
Fujimori Kogyo Co. Ltd.	2,800	59,784
Ihara Chemical Industry Co. Ltd.	5,600	68,772
Ishihara Sangyo Kaisha Ltd.[b]	84,000	58,320
JSP Corp.	2,800	55,997
Konishi Co. Ltd.	8,400	107,249
Kumiai Chemical Industry Co. Ltd.	11,200	91,999
Kureha Corp.	28,000	104,269
Lintec Corp.	11,200	221,263
Nihon Nohyaku Co. Ltd.	14,000	65,137
Nihon Parkerizing Co. Ltd.	25,200	257,669
Nippon Kayaku Co. Ltd.	56,000	551,391
Nippon Shokubai Co. Ltd.	6,200	371,201
Nippon Soda Co. Ltd.	28,000	132,293
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	52,667
Nissan Chemical Industries Ltd.	33,600	987,656
NOF Corp.	28,000	243,632
Okamoto Industries Inc.	28,000	271,403
Osaka Soda Co. Ltd.	28,000	106,037
Sakai Chemical Industry Co. Ltd.	28,000	78,518
Sakata INX Corp.	11,200	131,283

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Sanyo Chemical Industries Ltd.	6,000	$48,420
Shin-Etsu Polymer Co. Ltd.	11,200	67,560
Showa Denko KK	364,000	374,158
Sumitomo Bakelite Co. Ltd.	56,000	271,151
Taiyo Holdings Co. Ltd.	5,600	190,361
Takasago International Corp.	2,800	67,485
Tenma Corp.	5,600	88,061
Toagosei Co. Ltd.	28,000	269,889
Tokai Carbon Co. Ltd.	56,000	160,065
Tokuyama Corp.[b]	84,000	221,920
Tokyo Ohka Kogyo Co. Ltd.	11,200	292,560
Tosoh Corp.	140,000	689,239
Toyo Ink SC Holdings Co. Ltd.	56,000	239,845
Toyobo Co. Ltd.	224,000	416,068
Ube Industries Ltd.	308,000	577,648
W-Scope Corp.	2,800	165,872
Zeon Corp.	56,000	422,127

		10,503,838
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Aeon Delight Co. Ltd.	5,600	161,832
Daiseki Co. Ltd.	11,260	214,834
Duskin Co. Ltd.	11,200	192,583
Itoki Corp.	11,200	66,551
Kokuyo Co. Ltd.	22,400	292,459
Kyodo Printing Co. Ltd.	28,000	84,324
Matsuda Sangyo Co. Ltd.	5,660	64,763
Mitsubishi Pencil Co. Ltd.	5,600	290,843
Nippon Kanzai Co. Ltd.	5,600	78,821
Nippon Parking Development Co. Ltd.[a]	53,200	62,839
Nissha Printing Co. Ltd.[a]	8,400	187,155
Okamura Corp.	19,600	198,289
Oyo Corp.	5,600	59,835
Pilot Corp.	8,400	368,856
Relia Inc.	11,200	113,207
Sato Holdings Corp.	5,600	120,680
Toppan Forms Co. Ltd.	14,000	158,929

		2,716,800
COMMUNICATIONS EQUIPMENT — 0.32%
Denki Kogyo Co. Ltd.	28,000	128,254
Hitachi Kokusai Electric Inc.	28,000	364,312
Icom Inc.	2,800	53,170

		545,736
CONSTRUCTION & ENGINEERING — 4.52%
Chiyoda Corp.	37,000	264,560

Security	Shares	Value
Chudenko Corp.	8,400	$164,584
COMSYS Holdings Corp.	28,000	462,017
Daiho Corp.	28,000	127,244
Fudo Tetra Corp.	44,800	61,400
Hazama Ando Corp.	47,600	267,818
Hibiya Engineering Ltd.	5,600	85,233
Kandenko Co. Ltd.	28,000	214,346
Kinden Corp.	28,000	327,199
Kumagai Gumi Co. Ltd.	84,000	234,796
Kyowa Exeo Corp.	22,400	270,646
Kyudenko Corp.	8,400	248,050
Maeda Corp.	28,000	211,316
Maeda Road Construction Co. Ltd.	28,000	503,422
Mirait Holdings Corp.	16,800	171,325
Nippo Corp.	14,000	252,721
Nippon Densetsu Kogyo Co. Ltd.	8,400	143,907
Nippon Koei Co. Ltd.	28,000	95,938
Nippon Road Co. Ltd. (The)	28,000	117,398
Nishimatsu Construction Co. Ltd.	84,000	352,193
Okumura Corp.	56,000	308,011
OSJB Holdings Corp.	33,600	66,349
Penta-Ocean Construction Co. Ltd.	75,600	385,822
Raito Kogyo Co. Ltd.	11,200	122,195
Sanki Engineering Co. Ltd.	11,200	92,403
SHO-BOND Holdings Co. Ltd.[a]	5,600	262,062
Sumitomo Densetsu Co. Ltd.	5,600	70,388
Sumitomo Mitsui Construction Co. Ltd.	224,000	199,955
Taikisha Ltd.	8,400	197,910
Takamatsu Construction Group Co. Ltd.	2,800	68,040
Tekken Corp.	28,000	80,285
Toa Corp./Tokyo	56,000	85,334
Toda Corp.	56,000	253,478
Tokyu Construction Co. Ltd.	22,440	197,479
Toshiba Plant Systems & Services Corp.	11,200	159,459
Totetsu Kogyo Co. Ltd.	8,400	225,025
Toyo Construction Co. Ltd.	19,600	89,955
Toyo Engineering Corp.	28,000	89,879
Yahagi Construction Co. Ltd.	8,400	69,000
Yokogawa Bridge Holdings Corp.	8,400	83,087

		7,682,229
CONSTRUCTION MATERIALS — 0.27%
Sumitomo Osaka Cement Co. Ltd.	112,000	455,453

		455,453

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
CONSUMER FINANCE — 0.68%
Aiful Corp.[a,b]	86,800	$294,277
Hitachi Capital Corp.	14,000	314,197
J Trust Co. Ltd.	19,600	164,180
Jaccs Co. Ltd.	28,000	131,284
Orient Corp.[b]	117,600	248,126

		1,152,064
CONTAINERS & PACKAGING — 0.51%
FP Corp.	5,600	243,127
Fuji Seal International Inc.	5,600	217,880
Pack Corp. (The)	2,800	68,065
Rengo Co. Ltd.	56,000	338,813

		867,885
DISTRIBUTORS — 0.32%
Canon Marketing Japan Inc.	14,000	265,471
Doshisha Co. Ltd.	5,600	117,145
PALTAC Corp.	8,400	167,992

		550,608
DIVERSIFIED CONSUMER SERVICES — 0.04%
Meiko Network Japan Co. Ltd.	5,600	64,884

		64,884
DIVERSIFIED FINANCIAL SERVICES — 0.98%
Century Tokyo Leasing Corp.	11,280	392,087
Financial Products Group Co. Ltd.	19,600	217,552
Fuyo General Lease Co. Ltd.	5,600	238,835
IBJ Leasing Co. Ltd.	5,600	102,755
Japan Securities Finance Co. Ltd.	22,400	95,332
Ricoh Leasing Co. Ltd.	5,600	153,753
Zenkoku Hosho Co. Ltd.	14,000	460,755

		1,661,069
ELECTRIC UTILITIES — 0.35%
Hokkaido Electric Power Co. Inc.	50,400	435,356
Okinawa Electric Power Co. Inc. (The)	8,400	163,524

		598,880
ELECTRICAL EQUIPMENT — 1.52%
Chiyoda Integre Co. Ltd.	2,800	53,498
Cosel Co. Ltd.	5,600	61,855
Daihen Corp.	28,000	131,031
Denyo Co. Ltd.	2,800	30,372
Fujikura Ltd.	84,000	437,780
Furukawa Electric Co. Ltd.	196,000	471,863
Futaba Corp.	8,400	152,920
GS Yuasa Corp.	112,000	472,621

Security	Shares	Value
Idec Corp./Japan	8,400	$77,407
Nissin Electric Co. Ltd.	14,000	169,028
Nitto Kogyo Corp.	8,400	122,851
Toyo Tanso Co. Ltd.	2,800	38,375
Ushio Inc.	30,800	373,527

		2,593,128
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.69%
Ai Holdings Corp.	11,200	268,626
Amano Corp.	16,800	283,421
Anritsu Corp.	39,200	222,677
Azbil Corp.	16,800	468,834
Canon Electronics Inc.	5,600	82,810
Citizen Holdings Co. Ltd.	75,600	423,314
Daiwabo Holdings Co. Ltd.	56,000	116,135
Dexerials Corp.[b]	14,000	118,660
Elematec Corp.	2,800	51,226
Enplas Corp.	2,800	81,926
HORIBA Ltd.	11,200	478,680
Hosiden Corp.	16,800	115,883
Ibiden Co. Ltd.	30,800	391,578
Iriso Electronics Co. Ltd.[a]	2,800	160,317
Japan Aviation Electronics Industry Ltd.	28,000	374,916
Japan Cash Machine Co. Ltd.[a]	5,600	46,202
Japan Display Inc.[a,b]	98,000	196,168
Kaga Electronics Co. Ltd.	5,600	67,662
Koa Corp.	8,400	62,031
Macnica Fuji Electronics Holdings Inc.	8,400	91,267
Maruwa Co. Ltd./Aichi	2,800	81,926
Mitsumi Electric Co. Ltd.[b]	22,400	105,633
Nichicon Corp.	14,000	98,336
Nippon Ceramic Co. Ltd.[a]	5,600	104,017
Nippon Signal Co. Ltd.	14,000	123,457
Nohmi Bosai Ltd.	5,600	70,388
Oki Electric Industry Co. Ltd.	224,000	329,219
Optex Co. Ltd.	2,800	88,111
Ryosan Co. Ltd.	8,400	204,802
Ryoyo Electro Corp.	5,600	69,429
SIIX Corp.	2,800	96,064
SMK Corp.	28,000	115,126
Taiyo Yuden Co. Ltd.	28,000	304,729
Topcon Corp.	28,000	285,289
Toyo Corp./Chuo-ku	5,600	54,887
UKC Holdings Corp.	2,800	48,196

		6,281,942

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.18%
Modec Inc.	5,600	$90,788
Shinko Plantech Co. Ltd.	14,000	110,076
Toyo Kanetsu KK	56,000	100,482

		301,346
FOOD & STAPLES RETAILING — 3.56%
Ain Holdings Inc.	5,600	359,515
Arcs Co. Ltd.	11,200	270,242
Axial Retailing Inc.	2,800	99,346
Belc Co. Ltd.	2,800	109,445
Cawachi Ltd.	5,600	121,690
Cocokara fine Inc.	5,600	296,903
Cosmos Pharmaceutical Corp.[a]	2,800	502,412
Create SD Holdings Co. Ltd.	8,400	204,575
Daikokutenbussan Co. Ltd.	2,800	121,437
Heiwado Co. Ltd.	8,400	178,596
Kato Sangyo Co. Ltd.	5,600	138,252
Kobe Bussan Co. Ltd.	2,800	63,420
Kusuri No Aoki Co. Ltd.	2,800	171,426
Life Corp.	2,800	84,072
Matsumotokiyoshi Holdings Co. Ltd.	11,200	611,983
Ministop Co. Ltd.	5,600	91,394
Mitsubishi Shokuhin Co. Ltd.	2,800	71,524
Qol Co. Ltd.	5,600	76,548
San-A Co. Ltd.	5,600	262,062
Sogo Medical Co. Ltd.	2,800	98,463
Sugi Holdings Co. Ltd.	11,200	585,726
United Super Markets Holdings Inc.	14,000	138,479
UNY Group Holdings Co. Ltd.	58,800	427,858
Valor Holdings Co. Ltd.	11,200	303,467
Welcia Holdings Co. Ltd.	5,600	314,576
Yaoko Co. Ltd.	5,600	251,458
Yokohama Reito Co. Ltd.	11,200	106,542

		6,061,411
FOOD PRODUCTS — 4.52%
Ariake Japan Co. Ltd.	5,600	330,734
Dydo Drinco Inc.	2,800	143,402
Ezaki Glico Co. Ltd.	11,200	602,895
Fuji Oil Holdings Inc.	16,800	292,055
Fujiya Co. Ltd.[b]	56,000	100,987
Hokuto Corp.	5,600	102,755
House Foods Group Inc.	16,800	332,349
Itoham Yonekyu Holdings Inc.[b]	39,200	346,740
J-Oil Mills Inc.	28,000	92,656

Security	Shares	Value
Kagome Co. Ltd.	22,400	$539,272
Kameda Seika Co. Ltd.	2,800	129,516
Kewpie Corp.	28,000	751,093
KEY Coffee Inc.	5,600	94,171
Kotobuki Spirits Co. Ltd.	5,600	144,765
Marudai Food Co. Ltd.	28,000	124,719
Maruha Nichiro Corp.	11,200	260,749
MEGMILK SNOW BRAND Co. Ltd.	11,200	352,951
Mitsui Sugar Co. Ltd.	28,000	133,303
Morinaga & Co. Ltd./Japan	56,000	286,299
Morinaga Milk Industry Co. Ltd.	56,000	340,327
Nichirei Corp.	56,000	478,680
Nippon Beet Sugar Manufacturing Co. Ltd.	56,000	95,433
Nippon Flour Mills Co. Ltd.	28,000	214,851
Nippon Suisan Kaisha Ltd.	64,400	366,988
Nisshin OilliO Group Ltd. (The)	28,000	125,477
Prima Meat Packers Ltd.	56,000	152,996
Riken Vitamin Co. Ltd.	2,800	116,641
Rock Field Co. Ltd.	8,400	130,425
S Foods Inc.[a]	2,800	74,781
Sakata Seed Corp.	8,400	199,576
Showa Sangyo Co. Ltd.	28,000	123,205
Warabeya Nichiyo Co. Ltd.	5,600	107,400

		7,688,191
GAS UTILITIES — 0.09%
K&O Energy Group Inc.	5,600	66,096
Shizuoka Gas Co. Ltd.	14,000	95,181

		161,277
HEALTH CARE EQUIPMENT & SUPPLIES — 1.80%
Asahi Intecc Co. Ltd.	14,000	706,911
Eiken Chemical Co. Ltd.	5,600	107,451
Fukuda Denshi Co. Ltd.	2,800	143,150
Hogy Medical Co. Ltd.	2,800	173,698
JEOL Ltd.	28,000	139,867
Mani Inc.	5,600	91,343
Menicon Co. Ltd.	2,800	80,032
Nagaileben Co. Ltd.	5,600	126,133
Nakanishi Inc.	5,600	192,128
Nihon Kohden Corp.	19,600	565,529
Nikkiso Co. Ltd.	16,800	124,063
Nipro Corp.	33,600	378,703
Paramount Bed Holdings Co. Ltd.	5,600	224,697

		3,053,705

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.81%
AS ONE Corp.	2,800	$107,678
BML Inc.	2,800	130,778
Japan Lifeline Co. Ltd.	2,800	96,821
NichiiGakkan Co. Ltd.[a]	11,200	74,226
Ship Healthcare Holdings Inc.	11,200	319,625
Toho Holdings Co. Ltd.	14,000	343,736
Tokai Corp./Gifu	2,800	82,810
Tsukui Corp.	8,400	115,201
Vital KSK Holdings Inc.	11,200	103,310

		1,374,185
HOTELS, RESTAURANTS & LEISURE — 3.31%
Accordia Golf Co. Ltd.	16,800	156,934
Atom Corp.	22,400	138,151
BRONCO BILLY Co. Ltd.	2,800	77,255
Colowide Co. Ltd.[a]	16,800	295,085
Create Restaurants Holdings Inc.	14,000	128,633
Doutor Nichires Holdings Co. Ltd.	8,400	140,423
Fuji Kyuko Co. Ltd.	28,000	351,941
Fujita Kanko Inc.	28,000	136,838
Hiday Hidaka Corp.	3,480	83,811
Hiramatsu Inc.	8,400	56,805
HIS Co. Ltd.	11,200	305,487
Kappa Create Co. Ltd.[a]	8,400	93,767
Kisoji Co. Ltd.	5,600	114,621
KNT-CT Holdings Co. Ltd.[b]	28,000	42,415
Koshidaka Holdings Co. Ltd.	2,800	55,972
Kura Corp.	2,800	131,788
Kyoritsu Maintenance Co. Ltd.	2,840	216,895
MOS Food Services Inc.	8,400	227,221
Ohsho Food Service Corp.	2,800	94,423
Plenus Co. Ltd.	5,600	97,200
Resorttrust Inc.	22,400	471,005
Ringer Hut Co. Ltd.	5,600	125,982
Round One Corp.	19,600	132,016
Royal Holdings Co. Ltd.	8,400	161,024
Saizeriya Co. Ltd.	8,400	152,844
Skylark Co. Ltd.	30,800	366,306
St. Marc Holdings Co. Ltd.	5,600	165,367
Tokyo Dome Corp.	56,000	239,845
Tokyotokeiba Co. Ltd.	28,000	56,805
Toridoll.corp.	5,600	142,796
Tosho Co. Ltd.	2,800	108,183

Security	Shares	Value
Yoshinoya Holdings Co. Ltd.[a]	16,800	$218,436
Zensho Holdings Co. Ltd.	25,200	336,288

		5,622,562
HOUSEHOLD DURABLES — 2.60%
Alpine Electronics Inc.	11,200	127,951
Chofu Seisakusho Co. Ltd.	5,600	133,808
Clarion Co. Ltd.	28,000	81,042
Foster Electric Co. Ltd.	5,600	107,148
France Bed Holdings Co. Ltd.	5,600	47,817
Fujitsu General Ltd.	28,000	521,095
Haseko Corp.	75,600	831,631
JVC Kenwood Corp.	36,400	88,288
Misawa Homes Co. Ltd.	8,400	61,123
PanaHome Corp.	28,000	222,425
Pioneer Corp.[b]	84,000	183,292
Pressance Corp.	2,800	101,618
Sangetsu Co. Ltd.	14,000	260,295
Sharp Corp./Japan[a,b]	392,000	530,183
Starts Corp. Inc.	8,400	180,565
Sumitomo Forestry Co. Ltd.	36,400	496,252
Tamron Co. Ltd.	5,600	81,901
Token Corp.	2,820	220,199
Zojirushi Corp.	9,000	153,780

		4,430,413
HOUSEHOLD PRODUCTS — 1.00%
Earth Chemical Co. Ltd.	2,800	124,972
Lion Corp.	56,000	819,007
Pigeon Corp.	28,000	762,454

		1,706,433
INDUSTRIAL CONGLOMERATES — 0.32%
Katakura Industries Co. Ltd.	5,600	64,682
Nisshinbo Holdings Inc.	33,600	345,680
TOKAI Holdings Corp.	22,400	138,555

		548,917
INSURANCE — 0.08%
Anicom Holdings Inc.	5,600	142,291

		142,291
INTERNET & CATALOG RETAIL — 0.20%
ASKUL Corp.	5,600	206,267
Belluna Co. Ltd.	14,000	77,255
Senshukai Co. Ltd.	8,400	59,456

		342,978

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 1.38%
COOKPAD Inc.[a]	14,000	$186,322
CROOZ Inc.[a]	2,800	53,902
DeNA Co. Ltd.	30,800	618,749
Dip Corp.	8,400	229,115
F@N Communications Inc.	11,200	79,881
GMO Internet Inc.	19,600	232,220
Gree Inc.	30,800	177,738
Gurunavi Inc.	8,400	216,921
Infomart Corp.	11,200	104,926
Internet Initiative Japan Inc.	8,400	181,171
Istyle Inc.	11,200	94,221
SMS Co. Ltd.	8,400	178,748

		2,353,914
IT SERVICES — 1.92%
Digital Garage Inc.	11,200	251,660
DTS Corp.	5,600	119,822
GMO Payment Gateway Inc.[a]	5,674	356,592
Ines Corp.	8,400	86,344
Information Services International-Dentsu Ltd.	2,800	49,661
Itochu Techno-Solutions Corp.	14,000	310,157
Kanematsu Electronics Ltd.	2,800	48,752
NEC Networks & System Integration Corp.	5,600	98,917
NET One Systems Co. Ltd.	22,400	127,850
Nihon Unisys Ltd.	16,800	201,015
NS Solutions Corp.	8,400	146,028
SCSK Corp.	14,056	529,769
TIS Inc.	22,448	543,666
TKC Corp.	5,600	148,148
Transcosmos Inc.	8,400	243,506

		3,261,887
LEISURE PRODUCTS — 0.52%
Fields Corp.[a]	2,800	39,890
Heiwa Corp.	14,016	279,423
Mars Engineering Corp.	2,800	53,448
Mizuno Corp.	28,000	135,575
Tomy Co. Ltd.	16,800	125,881
Universal Entertainment Corp.[b]	5,600	118,610
Yonex Co. Ltd.[a]	2,800	131,283

		884,110

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.13%
EPS Holdings Inc.	8,400	$109,218
Linical Co. Ltd.	5,600	115,125

		224,343
MACHINERY — 6.23%
Aichi Corp.	8,400	64,304
Aida Engineering Ltd.	14,000	140,372
Anest Iwata Corp.	11,200	105,633
Asahi Diamond Industrial Co. Ltd.	14,000	113,863
Bando Chemical Industries Ltd.	28,000	134,566
CKD Corp.	14,000	122,573
Daifuku Co. Ltd.	25,200	436,492
Daiwa Industries Ltd.	8,400	71,120
DMG Mori Co. Ltd.	30,800	379,637
Ebara Corp.	112,000	573,608
Fuji Machine Manufacturing Co. Ltd.	19,600	190,689
Fujitec Co. Ltd.	14,000	134,061
Fukushima Industries Corp.	2,800	73,973
Furukawa Co. Ltd.	84,000	133,303
Glory Ltd.	16,800	488,526
Harmonic Drive Systems Inc.[a]	8,400	217,830
Hitachi Koki Co. Ltd.	14,000	93,161
Hitachi Zosen Corp.	44,800	232,675
Iseki & Co. Ltd.	56,000	138,353
Japan Steel Works Ltd. (The)	84,000	357,495
Juki Corp.	8,400	88,086
Kato Works Co. Ltd.	28,000	110,834
Kitz Corp.	22,400	102,199
Komori Corp.	14,000	169,659
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,400	85,814
Makino Milling Machine Co. Ltd.	28,000	177,738
Max Co. Ltd.	4,000	46,310
Meidensha Corp.	56,000	226,212
METAWATER Co. Ltd.	2,800	74,251
Mitsui Engineering & Shipbuilding Co. Ltd.	196,000	314,575
Miura Co. Ltd.	25,200	531,471
Morita Holdings Corp.	8,400	112,475
Nachi-Fujikoshi Corp.	56,000	197,935
Namura Shipbuilding Co. Ltd.	14,000	89,374
Nippon Sharyo Ltd.[a,b]	28,000	72,206
Nippon Thompson Co. Ltd.	16,800	59,683
Nitta Corp.	5,600	136,838
Nitto Kohki Co. Ltd.	2,800	61,501
Noritake Co. Ltd./Nagoya Japan	28,000	66,904

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
NTN Corp.	112,000	$387,791
Obara Group Inc.	2,800	103,512
Oiles Corp.	5,696	96,042
OKUMA Corp.	28,000	214,598
OSG Corp.	22,400	406,979
Ryobi Ltd.	28,000	120,175
Shibuya Corp.	5,600	86,193
Shima Seiki Manufacturing Ltd.	8,400	171,779
Shinmaywa Industries Ltd.	28,000	198,440
Sintokogio Ltd.	11,200	90,788
Sodick Co. Ltd.	11,200	97,958
Star Micronics Co. Ltd.	11,200	127,749
Tadano Ltd.	28,000	254,993
Takeuchi Manufacturing Co. Ltd.	8,400	145,725
Takuma Co. Ltd.	28,000	253,983
Teikoku Sen-I Co. Ltd.	5,600	69,126
Tocalo Co. Ltd.	5,600	95,382
Toshiba Machine Co. Ltd.	28,000	92,908
Tsubakimoto Chain Co.	28,000	206,519
Tsugami Corp.	28,000	117,398
Tsukishima Kikai Co. Ltd.	8,400	77,028
Tsurumi Manufacturing Co. Ltd.	5,600	71,449
Union Tool Co.	2,800	75,993
YAMABIKO Corp.	8,400	66,197
Yushin Precision Equipment Co. Ltd.	2,800	43,955

		10,598,959
MARINE — 0.40%
Iino Kaiun Kaisha Ltd.	25,200	93,388
Kawasaki Kisen Kaisha Ltd.	252,000	547,604
NS United Kaiun Kaisha Ltd.	28,000	37,365

		678,357
MEDIA — 1.91%
Adways Inc.[a]	8,400	83,315
Asatsu-DK Inc.	8,400	210,028
Avex Group Holdings Inc.	8,400	104,673
CyberAgent Inc.	14,000	667,779
Daiichikosho Co. Ltd.	11,200	427,176
Kadokawa Dwango[b]	14,008	161,546
Next Co. Ltd.	14,000	144,917
Septeni Holdings Co. Ltd.[a]	5,600	173,193
Shochiku Co. Ltd.	28,000	274,686
SKY Perfect JSAT Holdings Inc.	42,000	203,742
Toei Co. Ltd.	28,000	251,206

Security	Shares	Value
Tokyo Broadcasting System Holdings Inc.	11,200	$159,560
TV Asahi Holdings Corp.	5,600	91,848
USEN Corp.[b]	28,080	91,148
Zenrin Co. Ltd.	8,400	196,925

		3,241,742
METALS & MINING — 2.19%
Aichi Steel Corp.	28,000	129,011
Asahi Holdings Inc.	8,400	118,231
Daido Steel Co. Ltd.	84,000	294,631
Dowa Holdings Co. Ltd.	56,000	339,822
Godo Steel Ltd.	28,000	44,939
Kyoei Steel Ltd.	5,600	84,728
Mitsubishi Steel Manufacturing Co. Ltd.	28,000	45,192
Mitsui Mining & Smelting Co. Ltd.	168,000	295,388
Nakayama Steel Works Ltd.[b]	56,000	29,791
Neturen Co. Ltd.	8,400	63,698
Nippon Denko Co. Ltd.	28,000	44,182
Nippon Light Metal Holdings Co. Ltd.	131,600	259,866
Nisshin Steel Co. Ltd.	25,200	320,155
Nittetsu Mining Co. Ltd.	28,000	99,725
Osaka Steel Co. Ltd.	2,800	48,575
OSAKA Titanium Technologies Co. Ltd.[a]	5,600	70,085
Pacific Metals Co. Ltd.[a,b]	56,000	172,183
Sanyo Special Steel Co. Ltd.	28,000	126,739
Toho Titanium Co. Ltd.[a]	8,400	54,760
Toho Zinc Co. Ltd.	28,000	89,626
Tokyo Rope Manufacturing Co. Ltd.	56,000	81,800
Tokyo Steel Manufacturing Co. Ltd.	28,000	167,892
Topy Industries Ltd.	56,000	110,076
Toyo Kohan Co. Ltd.	11,200	30,094
UACJ Corp.	84,140	204,840
Yamato Kogyo Co. Ltd.	11,200	266,001
Yodogawa Steel Works Ltd.	5,600	136,182

		3,728,212
MULTILINE RETAIL — 0.81%
Fuji Co. Ltd./Ehime	5,600	130,577
H2O Retailing Corp.	22,435	340,050
Izumi Co. Ltd.	11,200	430,711
Matsuya Co. Ltd.[a]	8,400	67,257
Parco Co. Ltd.	5,600	46,808
Seria Co. Ltd.	5,600	364,564

		1,379,967

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.46%
Cosmo Energy Holdings Co. Ltd.	16,800	$234,493
ITOCHU Enex Co. Ltd.	14,000	116,893
Japan Petroleum Exploration Co. Ltd.	8,400	187,155
Nippon Gas Co. Ltd.	11,200	250,549

		789,090
PAPER & FOREST PRODUCTS — 0.65%
Daio Paper Corp.[a]	19,600	206,948
Hokuetsu Kishu Paper Co. Ltd.	36,400	252,393
Mitsubishi Paper Mills Ltd.[b]	84,000	62,107
Nippon Paper Industries Co. Ltd.	28,000	489,031
Tokushu Tokai Paper Co. Ltd.	28,000	93,161

		1,103,640
PERSONAL PRODUCTS — 1.09%
Artnature Inc.	5,600	47,969
Ci:z Holdings Co. Ltd.	8,400	175,264
Euglena Co. Ltd.[a,b]	16,800	254,185
Fancl Corp.	11,200	147,038
Kobayashi Pharmaceutical Co. Ltd.	8,400	685,451
Mandom Corp.	5,600	257,013
Milbon Co. Ltd.	2,800	124,341
Noevir Holdings Co. Ltd.	5,600	159,812

		1,851,073
PHARMACEUTICALS — 3.09%
ASKA Pharmaceutical Co. Ltd.	5,600	82,002
JCR Pharmaceuticals Co. Ltd.	2,800	77,129
Kaken Pharmaceutical Co. Ltd.	8,700	493,422
Kissei Pharmaceutical Co. Ltd.	5,600	121,185
KYORIN Holdings Inc.	11,200	216,618
Mochida Pharmaceutical Co. Ltd.	2,800	218,133
Nichi-Iko Pharmaceutical Co. Ltd.	11,250	248,422
Nippon Shinyaku Co. Ltd.	16,000	846,851
Rohto Pharmaceutical Co. Ltd.	25,200	390,594
Sawai Pharmaceutical Co. Ltd.	8,400	598,350
Seikagaku Corp.	11,200	163,296
Sosei Group Corp.[b]	5,600	1,063,901
Torii Pharmaceutical Co. Ltd.	2,800	67,813
Towa Pharmaceutical Co. Ltd.	2,800	150,724
Tsumura & Co.	16,800	396,123
ZERIA Pharmaceutical Co. Ltd.	8,400	112,626

		5,247,189
PROFESSIONAL SERVICES — 1.14%
Benefit One Inc.	5,600	151,380

Security	Shares	Value
en-japan Inc.	8,400	$151,481
Funai Soken Holdings Inc.	7,000	98,841
Meitec Corp.	8,400	298,418
Nomura Co. Ltd.	11,200	168,649
Outsourcing Inc.	2,800	116,135
TechnoPro Holdings Inc.	8,400	254,488
Temp Holdings Co. Ltd.	39,200	624,910
Yumeshin Holdings Co. Ltd.[a]	11,200	70,994

		1,935,296
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.64%
Activia Properties Inc.	140	714,485
Advance Residence Investment Corp.	364	920,626
AEON REIT Investment Corp.	270	343,754
Comforia Residential REIT Inc.	128	278,033
Daiwa House REIT Investment Corp.	84	453,686
Daiwa House Residential Investment Corp.	196	480,700
Daiwa Office Investment Corp.	84	499,130
Frontier Real Estate Investment Corp.	112	547,351
Fukuoka REIT Corp.	196	359,464
Global One Real Estate Investment Corp.	56	217,375
GLP J-REIT	644	739,783
Hankyu REIT Inc.	140	169,280
Heiwa Real Estate REIT Inc.	224	170,669
Hoshino Resorts REIT Inc.	28	335,783
Hulic Reit Inc.	252	431,266
Ichigo Office REIT Investment	308	225,505
Industrial & Infrastructure Fund Investment Corp.	84	433,236
Invesco Office J-Reit Inc.	168	144,967
Invincible Investment Corp.	812	558,637
Japan Excellent Inc.	336	452,625
Japan Hotel REIT Investment Corp.	896	778,006
Japan Logistics Fund Inc.	224	493,626
Japan Rental Housing Investments Inc.	420	326,442
Kenedix Office Investment Corp.	112	636,220
Kenedix Residential Investment Corp.	112	297,913
Kenedix Retail REIT Corp.	112	289,935
LaSalle Logiport REIT[b]	308	288,268
MCUBS MidCity Investment Corp.	56	189,856
Mori Hills REIT Investment Corp.	392	586,029
MORI TRUST Sogo REIT Inc.	280	533,718

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
Nippon Accommodations Fund Inc.	140	$576,890
NIPPON REIT Investment Corp.	112	287,814
Orix JREIT Inc.	644	1,017,927
Premier Investment Corp.	364	463,759
Sekisui House Reit Inc.	224	274,887
Sekisui House SI Residential Investment Corp.	280	302,962
TOKYU REIT Inc.	252	346,967
Top REIT Inc.	56	223,939

		16,391,513
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.41%
Daibiru Corp.	14,000	130,652
Daikyo Inc.	84,000	128,759
Goldcrest Co. Ltd.	5,600	96,847
Heiwa Real Estate Co. Ltd.	11,200	137,646
Kenedix Inc.	67,200	264,789
Leopalace21 Corp.	67,200	423,541
Open House Co. Ltd.	8,400	224,495
Relo Holdings Inc.	2,800	383,247
Sumitomo Real Estate Sales Co. Ltd.	5,600	109,672
Takara Leben Co. Ltd.	22,400	155,318
TOC Co. Ltd.	16,800	140,877
Tosei Corp.	8,400	61,350
Unizo Holdings Co. Ltd.	2,800	135,323

		2,392,516
ROAD & RAIL — 2.18%
Fukuyama Transporting Co. Ltd.	28,000	138,353
Hitachi Transport System Ltd.	14,000	237,194
Nankai Electric Railway Co. Ltd.	140,000	734,683
Nikkon Holdings Co. Ltd.	16,800	344,165
Nishi-Nippon Railroad Co. Ltd.	84,000	436,265
Sankyu Inc.	84,000	449,899
Seino Holdings Co. Ltd.	39,200	374,309
Senko Co. Ltd.	28,000	166,629
Sotetsu Holdings Inc.	112,000	665,506
Trancom Co. Ltd.	2,800	162,590

		3,709,593
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.91%
Advantest Corp.	42,000	466,940
Disco Corp.	8,400	799,062
Japan Material Co. Ltd.	2,800	83,567
Megachips Corp.	5,600	67,914

Security	Shares	Value
Micronics Japan Co. Ltd.	8,400	$73,771
Sanken Electric Co. Ltd.	28,000	83,567
SCREEN Holdings Co. Ltd.	56,000	552,401
Shinko Electric Industries Co. Ltd.	19,600	112,576
Sumco Corp.	53,200	376,077
Tokyo Seimitsu Co. Ltd.	11,200	260,143
ULVAC Inc.	11,200	374,663

		3,250,681
SOFTWARE — 1.21%
Broadleaf Co. Ltd.	8,400	82,709
Capcom Co. Ltd.	11,200	264,587
COLOPL Inc.	14,000	274,559
Fuji Soft Inc.	5,600	130,122
Justsystems Corp.	8,400	69,378
Koei Tecmo Holdings Co. Ltd.	11,240	200,162
Marvelous Inc.[a]	8,400	74,074
NSD Co. Ltd.	8,400	130,274
OBIC Business Consultants Co. Ltd.	2,800	123,205
Square Enix Holdings Co. Ltd.	22,400	707,921

		2,056,991
SPECIALTY RETAIL — 2.94%
Adastria Co. Ltd.	8,400	277,210
Alpen Co. Ltd.[a]	5,600	86,900
AOKI Holdings Inc.	11,200	119,468
Aoyama Trading Co. Ltd.	11,200	399,910
Arcland Sakamoto Co. Ltd.	5,600	60,643
Asahi Co. Ltd.	5,600	89,071
Autobacs Seven Co. Ltd.	16,800	256,306
BIC Camera Inc.	22,400	209,852
Chiyoda Co. Ltd.	5,600	133,152
DCM Holdings Co. Ltd.	25,200	184,049
EDION Corp.[a]	19,600	148,982
Geo Holdings Corp.	8,400	115,580
Gulliver International Co. Ltd.[a]	16,800	169,810
Jin Co. Ltd.[a]	2,800	96,317
Joshin Denki Co. Ltd.	7,000	59,456
Joyful Honda Co. Ltd.	8,400	191,018
K’s Holdings Corp.	22,400	354,869
Kohnan Shoji Co. Ltd.	8,400	145,649
Komeri Co. Ltd.	8,400	214,649
Laox Co. Ltd.[a,b]	84,000	78,013
Nishimatsuya Chain Co. Ltd.	14,000	155,773
Nojima Corp.	5,600	71,953
Pal Co. Ltd.	2,800	69,782

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Security	Shares	Value
PC Depot Corp.	11,200	$156,631
Sac’s Bar Holdings Inc.	5,600	68,772
Sanrio Co. Ltd.	14,000	258,401
Shimachu Co. Ltd.	14,000	310,915
T-Gaia Corp.	8,400	120,579
United Arrows Ltd.	5,600	167,134
VT Holdings Co. Ltd.	19,600	92,605
Xebio Holdings Co. Ltd.	5,600	82,103
Yellow Hat Ltd.	2,800	60,971

		5,006,523
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Eizo Corp.	5,600	158,298
Elecom Co. Ltd.	5,600	99,876
Hitachi Maxell Ltd.	11,200	160,166
Japan Digital Laboratory Co. Ltd.	5,600	70,590
Melco Holdings Inc.	2,800	58,017
Riso Kagaku Corp.	5,600	89,172
Roland DG Corp.	2,800	54,230
Toshiba TEC Corp.[b]	28,000	102,755
Wacom Co. Ltd.[a]	39,200	144,917

		938,021
TEXTILES, APPAREL & LUXURY GOODS — 1.10%
Descente Ltd.	11,200	139,565
Fujibo Holdings Inc.	28,000	63,370
Gunze Ltd.	56,000	163,599
Japan Wool Textile Co. Ltd. (The)	28,000	193,391
Kurabo Industries Ltd.	56,000	103,512
Onward Holdings Co. Ltd.	28,000	192,633
Sanyo Shokai Ltd.	28,000	62,107
Seiko Holdings Corp.	28,000	107,552
Seiren Co. Ltd.	14,000	152,491
TSI Holdings Co. Ltd.	19,600	113,636
Tsutsumi Jewelry Co. Ltd.	2,800	57,538
Unitika Ltd.[b]	168,000	99,977
Wacoal Holdings Corp.	28,000	295,388
Yondoshi Holdings Inc.	5,600	127,900

		1,872,659
TRADING COMPANIES & DISTRIBUTORS — 3.03%
Hanwa Co. Ltd.	56,000	292,863
Inaba Denki Sangyo Co. Ltd.	5,600	190,866
Inabata & Co. Ltd.	11,200	112,803
Iwatani Corp.	56,000	319,120
Japan Pulp & Paper Co. Ltd.	28,000	86,344

Security	Shares	Value
Kamei Corp.	5,600	$47,666
Kanamoto Co. Ltd.	8,400	192,002
Kanematsu Corp.	112,000	179,757
Kuroda Electric Co. Ltd.	8,400	143,377
MISUMI Group Inc.	72,800	1,116,566
MonotaRO Co. Ltd.[a]	16,800	580,930
Nagase & Co. Ltd.	28,000	318,868
Nippon Steel & Sumikin Bussan Corp.	29,440	104,057
Nishio Rent All Co. Ltd.	5,600	126,739
Sojitz Corp.	344,400	770,129
Trusco Nakayama Corp.	5,600	258,023
Wakita & Co. Ltd.	11,200	73,822
Yamazen Corp.	14,000	117,398
Yuasa Trading Co. Ltd.	5,600	126,184

		5,157,514
TRANSPORTATION INFRASTRUCTURE — 0.14%
Nissin Corp.	28,000	90,131
Sumitomo Warehouse Co. Ltd. (The)	28,000	145,674

		235,805
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Japan Communications Inc.[a,b]	28,000	60,088

		60,088

TOTAL COMMON STOCKS
(Cost: $174,111,217)		168,140,445

SHORT-TERM INVESTMENTS — 3.68%

MONEY MARKET FUNDS — 3.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	5,852,584	5,852,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	354,597	354,597
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	48,962	48,962

		6,256,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,256,143)		6,256,143

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.53%
(Cost: $180,367,360)[f]	$174,396,588
Other Assets, Less Liabilities — (2.53)%	(4,311,006)

NET ASSETS — 100.00%	$170,085,582

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $180,995,402. Net unrealized depreciation was $6,598,814, of which $13,105,397 represented gross unrealized appreciation on securities and $19,704,211 represented gross unrealized depreciation on securities.

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$168,140,445	$—	$—	$168,140,445
Money market funds	6,256,143	—	—	6,256,143

Total	$174,396,588	$—	$—	$174,396,588

181

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.36%

AIRLINES — 0.63%
AirAsia Bhd[a]	3,520,100	$1,960,821

		1,960,821
AUTOMOBILES — 0.70%
UMW Holdings Bhd[a]	1,790,000	2,158,925

		2,158,925
BANKS — 27.07%
Alliance Financial Group Bhd	3,217,800	3,156,234
AMMB Holdings Bhd	5,220,237	5,449,073
CIMB Group Holdings Bhd	9,362,692	9,954,521
Hong Leong Bank Bhd	1,766,840	5,716,876
Hong Leong Financial Group Bhd	652,900	2,352,907
Malayan Banking Bhd[a]	9,460,920	18,697,289
Public Bank Bhd	7,745,180	35,865,304
RHB Bank Bhd	1,621,200	2,395,089

		83,587,293
CHEMICALS — 3.63%
Petronas Chemicals Group Bhd	7,042,100	11,222,334

		11,222,334
CONSTRUCTION & ENGINEERING — 5.03%
Dialog Group Bhd	9,656,354	3,624,933
Gamuda Bhd	4,585,600	5,330,801
IJM Corp. Bhd	7,768,880	6,566,576

		15,522,310
CONSTRUCTION MATERIALS — 0.73%
Lafarge Malaysia Bhd	1,174,960	2,259,429

		2,259,429
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.84%
Telekom Malaysia Bhd	3,491,700	5,691,243

		5,691,243
ELECTRIC UTILITIES — 10.65%
Tenaga Nasional Bhd	9,715,312	32,894,178

		32,894,178
ENERGY EQUIPMENT & SERVICES — 0.67%
Sapurakencana Petroleum Bhd[a]	5,345,600	2,071,436

		2,071,436

Security	Shares	Value
FOOD PRODUCTS — 7.57%
Felda Global Ventures Holdings Bhd	3,821,300	$1,267,905
Genting Plantations Bhd	527,400	1,328,399
IOI Corp. Bhd	7,517,030	7,537,056
Kuala Lumpur Kepong Bhd	1,326,200	7,400,254
PPB Group Bhd	1,476,666	5,836,568

		23,370,182
GAS UTILITIES — 3.54%
Petronas Gas Bhd	2,084,600	10,925,344

		10,925,344
HEALTH CARE EQUIPMENT & SUPPLIES — 0.59%
Hartalega Holdings Bhd	1,804,600	1,822,519

		1,822,519
HEALTH CARE PROVIDERS & SERVICES — 4.09%
IHH Healthcare Bhd	8,072,500	12,629,777

		12,629,777
HOTELS, RESTAURANTS & LEISURE — 7.64%
Berjaya Sports Toto Bhd	1,518,017	1,121,325
Genting Bhd	6,657,900	13,480,273
Genting Malaysia Bhd	8,430,200	9,003,919

		23,605,517
INDUSTRIAL CONGLOMERATES — 5.55%
HAP Seng Consolidated Bhd	1,532,500	2,887,588
Sime Darby Bhd	7,950,214	14,267,640

		17,155,228
MARINE — 1.99%
MISC Bhd	3,285,520	6,142,944

		6,142,944
MEDIA — 0.91%
Astro Malaysia Holdings Bhd	4,186,400	2,798,369

		2,798,369
MULTI-UTILITIES — 2.10%
YTL Corp. Bhd[a]	11,877,912	4,689,028
YTL Power International Bhd	5,129,700	1,801,420

		6,490,448
OIL, GAS & CONSUMABLE FUELS — 1.34%
Petronas Dagangan Bhd[a]	731,700	4,153,802

		4,153,802
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.78%
IOI Properties Group Bhd	4,066,900	2,393,453

		2,393,453

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2016

Security	Shares	Value
TOBACCO — 1.60%
British American Tobacco Malaysia Bhd	406,900	$4,933,256

		4,933,256
TRANSPORTATION INFRASTRUCTURE — 1.98%
Malaysia Airports Holdings Bhd	2,100,300	3,250,404
Westports Holdings Bhd	2,717,400	2,856,264

		6,106,668
WIRELESS TELECOMMUNICATION SERVICES — 8.73%
Axiata Group Bhd	7,386,500	9,338,224
DiGi.Com Bhd[a]	9,828,300	10,663,789
Maxis Bhd[a]	5,222,600	6,956,721

		26,958,734

TOTAL COMMON STOCKS (Cost: $189,093,316)		306,854,210

SHORT-TERM INVESTMENTS — 6.47%

MONEY MARKET FUNDS — 6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	18,799,777	18,799,777
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	1,139,042	1,139,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	30,957	30,957

		19,969,776

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,969,776)	$19,969,776

TOTAL INVESTMENTS IN SECURITIES — 105.83%
(Cost: $209,063,092)[e]	326,823,986
Other Assets, Less Liabilities — (5.83)%	(17,997,783)

NET ASSETS — 100.00%	$308,826,203

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $233,061,185. Net unrealized appreciation was $93,762,801, of which $120,226,751 represented gross unrealized appreciation on securities and $26,463,950 represented gross unrealized depreciation on securities.

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$304,459,121	$2,395,089	$—	$306,854,210
Money market funds	19,969,776	—	—	19,969,776

Total	$324,428,897	$2,395,089	$—	$326,823,986

184

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AIRLINES — 1.16%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	3,640,500	$7,077,978
Grupo Aeromexico SAB de CVa,b	3,213,536	6,651,230

		13,729,208
AUTO COMPONENTS — 0.05%
Rassini SAB de CV	134,037	580,339

		580,339
BANKS — 12.73%
Banregio Grupo Financiero SAB de CVb	1,815,600	9,956,467
Grupo Financiero Banorte SAB de CV	16,136,678	84,624,143
Grupo Financiero Inbursa SAB de CV Series O	16,848,192	28,179,271
Grupo Financiero Interacciones SA de CV Series O	772,400	3,983,474
Grupo Financiero Santander Mexico SAB de CV Series B	13,398,050	24,279,809

		151,023,164
BEVERAGES — 12.78%
Arca Continental SAB de CV	2,986,829	19,909,326
Coca-Cola Femsa SAB de CV Series L	2,749,558	22,100,272
Fomento Economico Mexicano SAB de CV	12,086,910	109,512,305

		151,521,903
BUILDING PRODUCTS — 0.12%
Elementia SAB de CVa,c	1,113,600	1,365,742
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	16

		1,365,758
CHEMICALS — 1.40%
Mexichem SAB de CV	7,844,974	16,552,620

		16,552,620
CONSTRUCTION & ENGINEERING — 0.04%
Empresas ICA SAB de CVa,b	3,641,791	510,555

		510,555
CONSTRUCTION MATERIALS — 4.44%
Cemex SAB de CV CPO[a]	82,686,432	52,703,578

		52,703,578

Security	Shares	Value
CONSUMER FINANCE — 1.64%
Credito Real SAB de CV SOFOM ERb	1,819,774	$3,802,083
Gentera SAB de CV	7,980,506	14,574,940
Unifin Financiera SAB de CV SOFOM ENR[b]	403,000	1,085,067

		19,462,090
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Bolsa Mexicana de Valores SAB de CV	3,454,487	5,424,869

		5,424,869
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.82%
Axtel SAB de CV CPO[a,b]	7,967,777	2,792,574
Telesites SAB de CVa	10,685,946	6,909,837

		9,702,411
FOOD & STAPLES RETAILING — 7.53%
Grupo Comercial Chedraui SA de CV	2,756,600	6,905,300
La Comer SAB de CVa,b	3,663,155	3,825,749
Wal-Mart de Mexico SAB de CV	33,728,933	78,516,313

		89,247,362
FOOD PRODUCTS — 6.58%
Gruma SAB de CV Series B	1,424,605	20,538,669
Grupo Bimbo SAB de CV	11,825,304	34,962,210
Grupo Herdez SAB de CVb	2,202,844	4,656,302
Grupo Lala SAB de CV	4,778,100	11,520,000
Industrias Bachoco SAB de CV Series B	1,527,300	6,304,014

		77,981,195
HOTELS, RESTAURANTS & LEISURE — 1.48%
Alsea SAB de CV	3,801,666	14,481,042
Hoteles City Express SAB de CVa	2,834,500	3,095,853

		17,576,895
HOUSEHOLD DURABLES — 0.30%
Consorcio ARA SAB de CV	8,581,319	2,960,981
Corpovael SAB de CV	707,000	593,164

		3,554,145
HOUSEHOLD PRODUCTS — 2.23%
Kimberly-Clark de Mexico SAB de CV Series A	11,120,454	26,491,155

		26,491,155

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 4.50%
Alfa SAB de CV	20,186,451	$35,495,747
Grupo Carso SAB de CV Series A1	4,218,333	17,901,925

		53,397,672
INSURANCE — 0.28%
Qualitas Controladora SAB de CV	2,401,800	3,313,656

		3,313,656
MACHINERY — 0.28%
Grupo Rotoplas SAB de CVb	1,872,500	3,363,818

		3,363,818
MEDIA — 7.28%
Grupo Televisa SAB	15,808,197	84,593,737
TV Azteca SAB de CV CPO[b]	15,049,539	1,709,139

		86,302,876
METALS & MINING — 6.95%
Grupo Mexico SAB de CV Series B	23,810,986	52,905,683
Grupo Simec SAB de CV Series Ba,b	995,777	2,916,478
Industrias CH SAB de CV Series Ba,b	1,404,883	5,749,110
Industrias Penoles SAB de CV	1,062,298	16,992,704
Minera Frisco SAB de CV Series A1[a,b]	6,564,903	3,866,922

		82,430,897
MULTILINE RETAIL — 1.38%
El Puerto de Liverpool SAB de CV Series C1[b]	1,399,025	15,085,598
Grupo Famsa SAB de CV Series Aa,b	3,105,721	1,294,391

		16,379,989
PHARMACEUTICALS — 0.62%
Genomma Lab Internacional SAB de CV Series Ba	7,269,493	7,414,404

		7,414,404
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.49%
Concentradora Fibra Hotelera Mexicana SA de CVb	4,387,700	3,466,644
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	3,696,694	3,244,097

Security	Shares	Value
Fibra Uno Administracion SA de CV	17,128,300	$37,191,832
Macquarie Mexico Real Estate Management SA de CV	6,546,100	8,280,822
PLA Administradora Industrial S. de RL de CVb	4,898,600	8,177,132
Prologis Property Mexico SA de CV	3,181,600	4,804,431

		65,164,958
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.65%
Corp Inmobiliaria Vesta SAB de CV	4,609,049	6,759,616
Grupo GICSA SA de CVa,b	1,308,800	945,162

		7,704,778
TRANSPORTATION INFRASTRUCTURE — 7.35%
Grupo Aeroportuario del Centro Norte SAB de CVb	1,743,292	10,030,739
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,292,949	23,248,267
Grupo Aeroportuario del Sureste SAB de CV Series B	1,523,065	24,086,792
OHL Mexico SAB de CVa	6,410,600	8,091,997
Promotora y Operadora de Infraestructura SAB de CV	1,810,600	21,695,933

		87,153,728
WIRELESS TELECOMMUNICATION SERVICES — 11.06%
America Movil SAB de CV	213,730,918	131,120,056

		131,120,056

TOTAL COMMON STOCKS
(Cost: $1,681,095,455)		1,181,174,079

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	23,406,542	23,406,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,418,157	1,418,157

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	280,035	$280,035

		25,104,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,104,734)		25,104,734

TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $1,706,200,189)[g]		1,206,278,813
Other Assets, Less Liabilities — (1.72)%		(20,391,397)

NET ASSETS — 100.00%		$1,185,887,416

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,770,373,637. Net unrealized depreciation was $564,094,824, of which $10,035,291 represented gross unrealized appreciation on securities and $574,130,115 represented gross unrealized depreciation on securities.

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,171,997,920	$9,176,143	$16	$1,181,174,079
Money market funds	25,104,734	—	—	25,104,734

Total	$1,197,102,654	$9,176,143	$16	$1,206,278,813

188

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.52%

AIR FREIGHT & LOGISTICS — 0.43%
PostNL NVa,b	235,247	$1,036,555

		1,036,555
BANKS — 12.38%
ABN AMRO Group NVc	131,195	2,673,497
ING Groep NV CVA	2,163,562	26,964,108

		29,637,605
BEVERAGES — 6.95%
Heineken Holding NV	57,319	4,705,377
Heineken NV	123,322	11,459,445
Refresco Group NVc	28,911	473,122

		16,637,944
CAPITAL MARKETS — 0.47%
BinckBank NV	35,247	216,166
Flow Traders[c]	15,620	537,753
Intertrust NVa,c	18,578	367,105

		1,121,024
CHEMICALS — 7.12%
Akzo Nobel NV	138,780	9,424,305
Corbion NV	32,154	800,028
Koninklijke DSM NV	101,765	6,059,875
OCI NVa	52,571	756,724

		17,040,932
CONSTRUCTION & ENGINEERING — 1.26%
Arcadis NV	37,414	623,934
Boskalis Westminster	49,282	1,785,796
Koninklijke BAM Groep NV	128,761	605,912

		3,015,642
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,b	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.18%
Koninklijke KPN NV	1,914,420	7,602,089

		7,602,089
ELECTRICAL EQUIPMENT — 0.44%
Kendrion NV	6,663	182,102
TKH Group NV	22,659	879,726

		1,061,828
ENERGY EQUIPMENT & SERVICES — 0.74%
Fugro NV CVA[a]	32,881	586,225
SBM Offshore NVb	100,648	1,189,933

		1,776,158

Security	Shares	Value
FOOD & STAPLES RETAILING — 4.45%
Amsterdam Commodities NV	10,805	$276,599
Koninklijke Ahold NV	467,746	10,367,498

		10,644,097
FOOD PRODUCTS — 0.19%
Wessanen	43,537	457,340

		457,340
HOUSEHOLD DURABLES — 0.21%
TomTom NVa,[b]	57,886	514,115

		514,115
INDUSTRIAL CONGLOMERATES — 5.87%
Koninklijke Philips NV	521,157	14,051,909

		14,051,909
INSURANCE — 5.20%
Aegon NV	1,020,235	5,247,287
Delta Lloyd NV	255,087	1,285,273
NN Group NV	177,455	5,929,516

		12,462,076
IT SERVICES — 0.61%
InterXion Holding NVa	39,015	1,461,502

		1,461,502
LEISURE PRODUCTS — 0.11%
Accell Group	12,580	264,338

		264,338
MACHINERY — 0.83%
Aalberts Industries NV	56,084	1,979,830

		1,979,830
MEDIA — 8.80%
Altice NV Class Aa,b	204,305	3,523,084
Altice NV Class Ba	63,016	1,090,170
RELX NV	558,288	9,686,296
Wolters Kluwer NV	169,463	6,758,553

		21,058,103
OIL, GAS & CONSUMABLE FUELS — 0.95%
Koninklijke Vopak NV	39,452	2,056,770
VTTI Energy Partners LP	10,923	221,737

		2,278,507

PERSONAL PRODUCTS — 17.12%
Unilever NV CVA	911,975	40,980,807

		40,980,807

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 1.93%
Brunel International NV	12,904	$253,262
Randstad Holding NV	66,639	3,601,352
USG People NVa	39,588	769,926

		4,624,540
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.38%
Eurocommercial Properties NV	27,507	1,294,705
NSI NV	82,047	362,341
VastNed Retail NV	10,940	483,870
Wereldhave NV	22,638	1,153,358

		3,294,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.72%
ASM International NV	26,437	1,067,756
ASML Holding NV	206,028	20,504,840
BE Semiconductor Industries NV	18,905	533,516
NXP Semiconductors NVa	164,419	15,535,951

		37,642,063
SOFTWARE — 1.14%
Gemalto NV	44,810	2,740,168

		2,740,168
TRADING COMPANIES & DISTRIBUTORS — 2.04%
AerCap Holdings NVa	95,010	3,713,941
IMCD Group NV	28,107	1,166,026

		4,879,967

TOTAL COMMON STOCKS
(Cost: $247,509,512)		238,263,414

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	2,738,940	2,738,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	165,947	165,947
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	59,237	59,237

		2,964,124

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,964,124)	$2,964,124

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $250,473,636)[g]	241,227,538

Other Assets, Less Liabilities — (0.76)%	(1,821,789)

NET ASSETS — 100.00%	$239,405,749

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $253,083,289. Net unrealized depreciation was $11,855,751, of which $7,625,894 represented gross unrealized appreciation on securities and $19,481,645 represented gross unrealized depreciation on securities.

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$238,263,413	$—	$1	$238,263,414
Money market funds	2,964,124	—	—	2,964,124

Total	$241,227,537	$—	$1	$241,227,538

191

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.06%

AUSTRALIA — 59.73%
AGL Energy Ltd.	976,675	$13,153,391
Alumina Ltd.	3,489,750	3,577,330
Amcor Ltd./Australia	1,673,175	19,733,496
AMP Ltd.	4,278,400	17,481,100
APA Group	1,610,525	10,232,349
Aristocrat Leisure Ltd.	782,425	7,289,403
Asciano Ltd.	851,900	5,486,541
ASX Ltd.	280,350	9,039,958
Aurizon Holdings Ltd.	3,029,775	9,899,088
AusNet Services	2,558,850	2,919,669
Australia & New Zealand Banking Group Ltd.	4,216,975	77,841,055
Bank of Queensland Ltd.	544,425	4,586,971
Bendigo & Adelaide Bank Ltd.	661,150	4,904,652
BHP Billiton Ltd.	4,640,125	64,138,133
Boral Ltd.	1,075,375	5,297,575
Brambles Ltd.	2,281,650	21,240,289
Caltex Australia Ltd.	390,250	9,250,484
Challenger Ltd./Australia	825,650	5,724,218
CIMIC Group Ltd.	145,950	3,954,431
Coca-Cola Amatil Ltd.	826,350	5,316,003
Cochlear Ltd.	82,600	7,220,838
Commonwealth Bank of Australia	2,468,025	138,441,749
Computershare Ltd.	674,450	5,247,619
Crown Resorts Ltd.	526,750	4,594,511
CSL Ltd.	669,025	56,105,977
Dexus Property Group	1,396,500	8,761,271
Domino’s Pizza Enterprises Ltd.	88,200	4,400,550
DUET Group	3,366,300	5,730,981
Flight Centre Travel Group Ltd.[a]	80,850	1,851,453
Fortescue Metals Group Ltd.[a]	2,249,100	4,855,493
Goodman Group	2,559,725	13,184,728
GPT Group (The)	2,591,750	10,101,448
Harvey Norman Holdings Ltd.	799,575	2,641,389
Healthscope Ltd.	2,509,150	5,453,259
Incitec Pivot Ltd.	2,434,775	6,085,359
Insurance Australia Group Ltd.	3,517,850	14,985,212
James Hardie Industries PLC	644,525	9,842,799
LendLease Group	797,300	7,757,219
Macquarie Group Ltd.	442,750	24,014,562
Medibank Pvt Ltd.	3,976,175	9,217,725
Mirvac Group	5,325,075	7,503,322

Security	Shares	Value
National Australia Bank Ltd.	3,812,900	$74,995,208
Newcrest Mining Ltd.[b]	1,107,400	15,299,015
Oil Search Ltd.	1,976,800	9,723,906
Orica Ltd.	538,825	5,308,782
Origin Energy Ltd.	2,522,975	10,436,559
Platinum Asset Management Ltd.	338,221	1,612,259
Qantas Airways Ltd.	741,300	1,654,067
QBE Insurance Group Ltd.	1,983,100	17,872,004
Ramsay Health Care Ltd.	204,750	10,791,086
REA Group Ltd.	77,000	3,123,269
Rio Tinto Ltd.	613,200	19,852,754
Santos Ltd.	2,301,075	7,551,570
Scentre Group	7,684,950	25,943,898
Seek Ltd.	472,500	5,579,531
Sonic Healthcare Ltd.	567,875	8,803,894
South32 Ltd.[b]	7,686,350	8,686,664
Stockland	3,438,225	11,283,420
Suncorp Group Ltd.	1,861,300	17,502,470
Sydney Airport	1,581,300	8,110,652
Tabcorp Holdings Ltd.	1,203,125	3,852,488
Tatts Group Ltd.	2,119,775	6,050,542
Telstra Corp. Ltd.	6,196,400	25,093,400
TPG Telecom Ltd.	490,175	4,374,920
Transurban Group	2,944,900	25,707,856
Treasury Wine Estates Ltd.	1,066,275	7,987,264
Vicinity Centres	4,846,975	11,447,131
Vocus Communications Ltd.	654,850	4,464,160
Wesfarmers Ltd.	1,627,150	47,894,173
Westfield Corp.	2,850,050	22,133,777
Westpac Banking Corp.	4,821,075	107,223,635
Woodside Petroleum Ltd.	1,071,350	21,266,215
Woolworths Ltd.	1,836,275	29,425,992

		1,230,116,161

HONG KONG — 26.12%
AIA Group Ltd.	17,395,014	101,774,990
ASM Pacific Technology Ltd.	350,000	2,572,685
Bank of East Asia Ltd. (The)[a]	1,715,120	6,325,597
BOC Hong Kong Holdings Ltd.	5,425,000	16,690,911
Cathay Pacific Airways Ltd.	1,706,000	2,670,515
Cheung Kong Infrastructure Holdings Ltd.	951,208	8,902,096

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Security	Shares	Value
Cheung Kong Property Holdings Ltd.	3,888,232	$24,351,034
CK Hutchison Holdings Ltd.	3,882,232	45,078,600
CLP Holdings Ltd.	2,362,500	22,292,470
First Pacific Co. Ltd./Hong Kong	3,150,500	2,068,388
Galaxy Entertainment Group Ltd.	3,416,000	11,477,327
Hang Lung Properties Ltd.	3,245,736	6,200,540
Hang Seng Bank Ltd.	1,102,500	19,571,552
Henderson Land Development Co. Ltd.	1,431,655	8,689,654
HK Electric Investments & HK Electric Investments Ltd.[c]	3,850,000	3,394,952
HKT Trust & HKT Ltd.	3,758,338	5,447,743
Hong Kong & China Gas Co. Ltd.	9,975,320	19,159,230
Hong Kong Exchanges and Clearing Ltd.[a]	1,653,200	39,584,097
Hongkong Land Holdings Ltd.	1,697,500	10,252,900
Hysan Development Co. Ltd.	936,830	4,040,062
Kerry Properties Ltd.	938,500	2,346,205
Li & Fung Ltd.[a]	8,543,200	4,355,100
Link REIT	3,247,086	19,959,496
Melco Crown Entertainment Ltd. ADR	273,175	3,952,842
MGM China Holdings Ltd.	1,400,000	2,014,894
MTR Corp. Ltd.	2,100,286	9,963,188
New World Development Co. Ltd.	8,050,921	7,607,186
NWS Holdings Ltd.	2,219,000	3,502,113
PCCW Ltd.	6,125,867	3,998,139
Power Assets Holdings Ltd.	2,012,500	19,520,977
Sands China Ltd.	3,485,200	13,369,845
Shangri-La Asia Ltd.	1,827,000	2,086,145
Sino Land Co. Ltd.	4,438,800	6,799,781
SJM Holdings Ltd.[a]	2,800,000	1,795,022
Sun Hung Kai Properties Ltd.	2,100,000	24,708,586
Swire Pacific Ltd. Class A	787,500	8,495,266
Swire Properties Ltd.	1,674,200	4,579,823
Techtronic Industries Co. Ltd.	2,012,707	8,096,792
WH Group Ltd.[c]	8,487,500	6,533,763
Wharf Holdings Ltd. (The)	1,963,600	10,629,221
Wheelock & Co. Ltd.	1,225,000	5,519,332
Wynn Macau Ltd.	2,240,000	3,506,420
Yue Yuen Industrial Holdings Ltd.	1,050,000	3,960,402

		537,845,881

Security	Shares	Value

NEW ZEALAND — 1.51%
Auckland International Airport Ltd.	1,369,375	$5,781,053
Contact Energy Ltd.	1,040,725	3,795,113
Fletcher Building Ltd.	991,725	6,005,018
Meridian Energy Ltd.	1,847,475	3,349,758
Mighty River Power Ltd.	1,010,975	2,031,407
Ryman Healthcare Ltd.	540,235	3,508,762
Spark New Zealand Ltd.	2,639,875	6,608,229

		31,079,340

SINGAPORE — 11.70%
Ascendas REIT	3,185,025	5,297,772
CapitaLand Commercial Trust	3,010,000	3,038,969
CapitaLand Ltd.	3,745,000	8,133,321
CapitaLand Mall Trust	3,605,000	5,315,526
City Developments Ltd.[a]	595,000	3,539,531
ComfortDelGro Corp. Ltd.	3,150,000	6,269,112
DBS Group Holdings Ltd.	2,537,500	28,568,186
Genting Singapore PLC	8,802,500	4,731,324
Global Logistic Properties Ltd.[a]	3,937,500	5,176,593
Golden Agri-Resources Ltd.	10,132,587	2,870,317
Hutchison Port Holdings Trust	7,717,500	3,318,525
Jardine Cycle & Carriage Ltd.	157,500	3,866,715
Jardine Matheson Holdings Ltd.	350,000	19,950,000
Keppel Corp. Ltd.[a]	2,100,000	8,206,283
Noble Group Ltd.[a,b]	6,422,508	1,376,168
Oversea-Chinese Banking Corp. Ltd.[a]	4,462,524	27,940,408
SembCorp Industries Ltd.	1,417,540	2,872,661
Sembcorp Marine Ltd[a]	1,207,500	1,359,452
Singapore Airlines Ltd.	787,500	6,108,952
Singapore Exchange Ltd.	1,153,800	6,494,970
Singapore Press Holdings Ltd.[a]	2,132,017	5,977,545
Singapore Technologies Engineering Ltd.	2,275,000	5,337,389
Singapore Telecommunications Ltd.	11,532,528	32,417,566
StarHub Ltd.	875,000	2,243,508
Suntec REIT[a]	3,465,000	4,190,467
United Overseas Bank Ltd.	1,872,500	24,780,788
UOL Group Ltd.	700,000	2,887,961
Wilmar International Ltd.	2,782,500	6,709,933
Yangzijiang Shipbuilding Holdings Ltd.	2,765,000	1,837,643

		240,817,585

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $2,365,700,111)		$2,039,858,967

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	27,994,478	27,994,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,696,132	1,696,132
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	424,796	424,796

		30,115,406

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,115,406)	$30,115,406

TOTAL INVESTMENTS IN SECURITIES —100.52%	2,069,974,373
(Cost: $2,395,815,517)[g]
Other Assets, Less Liabilities — (0.52)%	(10,646,242)

NET ASSETS — 100.00%	$2,059,328,131

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,452,540,054. Net unrealized depreciation was $382,565,681, of which $158,632,369 represented gross unrealized appreciation on securities and $541,198,050 represented gross unrealized depreciation on securities.

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,039,858,967	$—	$—	$2,039,858,967
Money market funds	30,115,406	—	—	30,115,406

Total	$2,069,974,373	$—	$—	$2,069,974,373

195

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 93.52%

BANKS — 17.24%
Sberbank of Russia PJSC	11,591,520	$23,298,383
Sberbank of Russia PJSC ADR	1,525,218	13,025,362
VTB Bank PJSC	7,767,195,000	7,969,820
VTB Bank PJSC GDR[a]	1,654,452	3,363,501

		47,657,066
CHEMICALS — 2.12%
PhosAgro OJSC GDR[a]	390,785	5,861,775

		5,861,775
DIVERSIFIED FINANCIAL SERVICES — 3.44%
Moscow Exchange MICEX-RTS PJSC	5,737,600	9,508,215

		9,508,215
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.73%
Rostelecom PJSC	5,079,650	7,530,732

		7,530,732
ELECTRIC UTILITIES — 2.50%
RusHydro PJSC	725,582,000	6,916,920

		6,916,920
FOOD & STAPLES RETAILING — 4.88%
Magnit PJSC GDR[a]	381,096	13,490,798

		13,490,798
METALS & MINING — 10.86%
Alrosa PJSC	8,122,400	8,690,773
MMC Norilsk Nickel PJSC	91,028	12,413,738
Severstal PJSC	869,345	8,914,976

		30,019,487
OIL, GAS & CONSUMABLE FUELS — 43.10%
Gazprom PJSC	12,215,707	27,096,819
Gazprom PJSC ADR	4,446,136	19,438,507
Lukoil PJSC	507,972	19,784,203
Lukoil PJSC ADR	230,906	8,832,154
Novatek OJSC GDR[a]	123,009	12,350,104
Rosneft PJSC	1,363,360	6,521,101
Rosneft PJSC GDR[a]	1,440,840	6,970,784
Surgutneftegas OJSC	6,935,700	3,608,700
Surgutneftegas OJSC ADR	399,385	2,024,882
Tatneft PJSC Class S	2,702,605	12,513,755

		119,141,009

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 6.65%
MegaFon PJSC GDR[a]	548,809	$6,146,661
Mobile TeleSystems PJSC ADR	1,072,202	9,392,489
Sistema JSFC GDR[a]	379,289	2,825,703

		18,364,853

TOTAL COMMON STOCKS
(Cost: $340,189,389)		258,490,855

PREFERRED STOCKS — 6.22%

OIL, GAS & CONSUMABLE FUELS — 6.22%
AK Transneft OJSC	3,983	10,253,431
Surgutneftegas OJSC	11,118,000	6,927,271

		17,180,702

TOTAL PREFERRED STOCKS
(Cost: $17,145,864)		17,180,702

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	429,443	429,443

		429,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $429,443)		429,443

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $357,764,696)[d]		276,101,000
Other Assets, Less Liabilities — 0.11%		301,970

NET ASSETS — 100.00%		$276,402,970

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $371,070,621. Net unrealized depreciation was $94,969,621, of which $5,693,318 represented gross unrealized appreciation on securities and $100,662,939 represented gross unrealized depreciation on securities.

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$258,490,855	$—	$—	$258,490,855
Preferred stocks	17,180,702	—	—	17,180,702
Money market funds	429,443	—	—	429,443

Total	$276,101,000	$—	$—	$276,101,000

197

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.02%

AEROSPACE & DEFENSE — 2.47%
Singapore Technologies Engineering Ltd.	5,863,000	$13,755,213

		13,755,213
AIRLINES — 2.83%
Singapore Airlines Ltd.	2,025,367	15,711,581

		15,711,581
BANKS — 34.99%
DBS Group Holdings Ltd.	6,076,200	68,408,280
Oversea-Chinese Banking Corp. Ltd.[a]	10,766,650	67,411,312
United Overseas Bank Ltd.[a]	4,423,900	58,546,183

		194,365,775
DISTRIBUTORS — 1.88%
Jardine Cycle & Carriage Ltd.[a]	426,444	10,469,444

		10,469,444
DIVERSIFIED FINANCIAL SERVICES — 2.92%
Singapore Exchange Ltd.[a]	2,878,200	16,201,961

		16,201,961

DIVERSIFIED TELECOMMUNICATION SERVICES — 14.16%
Singapore Telecommunications Ltd.	27,982,568	78,658,099

		78,658,099
FOOD PRODUCTS — 4.48%
Golden Agri-Resources Ltd.	26,170,228	7,413,393
Wilmar International Ltd.	7,248,800	17,480,310

		24,893,703
HOTELS, RESTAURANTS & LEISURE — 2.17%
Genting Singapore PLC	22,439,300	12,061,073

		12,061,073
INDUSTRIAL CONGLOMERATES — 5.07%
Keppel Corp. Ltd.[a]	5,330,000	20,828,328
SembCorp Industries Ltd.[a]	3,624,400	7,344,889

		28,173,217

Security	Shares	Value

MACHINERY — 1.54%
Sembcorp Marine Ltd[a]	3,091,400	$3,480,421
Yangzijiang Shipbuilding Holdings Ltd.[a]	7,675,200	5,101,005

		8,581,426
MEDIA — 2.72%
Singapore Press Holdings Ltd.[a]	5,385,900	15,100,471

		15,100,471
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.15%
Ascendas REIT	7,941,681	13,209,696
CapitaLand Commercial Trust[a]	7,728,500	7,802,880
CapitaLand Mall Trust[a]	9,061,000	13,360,327
Suntec REIT[a]	9,007,700	10,893,641

		45,266,544
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.33%
CapitaLand Ltd.	9,487,400	20,604,558
City Developments Ltd.[a]	1,492,400	8,877,978
Global Logistic Properties Ltd.[a]	11,299,600	14,855,476
UOL Group Ltd.	1,812,200	7,476,518

		51,814,530
ROAD & RAIL — 2.92%
ComfortDelGro Corp. Ltd.	8,154,900	16,229,836

		16,229,836
TRADING COMPANIES & DISTRIBUTORS — 0.65%
Noble Group Ltd.[a,b]	16,789,599	3,597,554

		3,597,554
TRANSPORTATION INFRASTRUCTURE — 1.58%
Hutchison Port Holdings Trust[a]	20,413,900	8,777,977

		8,777,977
WIRELESS TELECOMMUNICATION SERVICES — 1.16%
StarHub Ltd.[a]	2,505,100	6,423,100

		6,423,100

TOTAL COMMON STOCKS (Cost: $688,636,109)		550,081,504

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

May 31, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.02%

MONEY MARKET FUNDS — 6.02%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[c,d,e]	31,469,414	$31,469,414
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[c,d,e]	1,906,671	1,906,671

BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[c,d]	44,970	44,970

		33,421,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,421,055)		33,421,055

TOTAL INVESTMENTS IN SECURITIES — 105.04%
(Cost: $722,057,164)[f]		583,502,559
Other Assets, Less Liabilities — (5.04)%		(28,004,881)

NET ASSETS — 100.00%		$555,497,678

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $734,904,691. Net unrealized depreciation was $151,402,132, of which $5,883,735 represented gross unrealized appreciation on securities and $157,285,867 represented gross unrealized depreciation on securities.

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Singapore Index	239	Jun. 2016	Singapore	$5,332,473	$5,391,062	$58,589

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$550,081,504	$—	$—	$550,081,504
Money market funds	33,421,055	—	—	33,421,055

Total	$583,502,559	$—	$—	$583,502,559

Derivative financial instruments:[a]
Assets:
Futures contracts	$58,589	$—	$—	$58,589

Total	$58,589	$—	$—	$58,589

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

200

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

BANKS — 7.01%
African Bank Investments Ltd.[a,b]	2,626,522	$1,670
Barclays Africa Group Ltd.	560,952	5,205,426
Capitec Bank Holdings Ltd.[b]	53,055	2,007,070
Nedbank Group Ltd.	261,720	2,945,348
Standard Bank Group Ltd.	1,710,854	13,489,510

		23,649,024
CAPITAL MARKETS — 2.39%
Brait SEa,b	447,843	4,542,212
Coronation Fund Managers Ltd.	300,898	1,298,637
Investec Ltd.	327,749	2,211,180

		8,052,029
DISTRIBUTORS — 0.53%
Imperial Holdings Ltd.	201,270	1,791,569

		1,791,569
DIVERSIFIED FINANCIAL SERVICES — 7.84%
FirstRand Ltd.	4,454,119	12,035,863
PSG Group Ltd.	120,589	1,439,738
Remgro Ltd.	636,691	9,841,021
RMB Holdings Ltd.	934,116	3,140,645

		26,457,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Telkom SA SOC Ltd.	343,514	1,266,118

		1,266,118
FOOD & STAPLES RETAILING — 5.90%
Bid Corp. Ltd.	427,362	8,222,262
Massmart Holdings Ltd.	143,678	1,092,293
Pick n Pay Stores Ltd.	323,205	1,469,300
Shoprite Holdings Ltd.	568,599	5,961,830
SPAR Group Ltd. (The)	245,037	3,152,234

		19,897,919
FOOD PRODUCTS — 1.94%
Pioneer Foods Group Ltd.	169,056	1,756,127
Tiger Brands Ltd.	216,056	4,773,618

		6,529,745
HEALTH CARE PROVIDERS & SERVICES — 1.68%
Life Healthcare Group Holdings Ltd.	1,248,770	3,048,879
Netcare Ltd.	1,257,194	2,611,427

		5,660,306

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.25%
Tsogo Sun Holdings Ltd.	485,966	$832,705

		832,705
HOUSEHOLD DURABLES — 6.68%
Steinhoff International Holdings NV Class H	3,844,535	22,544,600

		22,544,600
INDUSTRIAL CONGLOMERATES — 1.01%
Bidvest Group Ltd. (The)	427,362	3,407,103

		3,407,103
INSURANCE — 4.85%
Discovery Ltd.	471,239	3,601,707
Liberty Holdings Ltd.	151,503	1,146,772
MMI Holdings Ltd./South Africa	1,353,050	1,935,632
Rand Merchant Investment Holdings Ltd.	886,759	2,305,416
Sanlam Ltd.	1,863,605	7,373,610

		16,363,137
MEDIA — 25.24%
Naspers Ltd. Class N	579,343	85,146,993

		85,146,993
METALS & MINING — 5.19%
Anglo American Platinum Ltd.[a]	71,379	1,594,500
AngloGold Ashanti Ltd.[a]	537,334	7,177,891
Gold Fields Ltd.	1,029,774	3,576,186
Impala Platinum Holdings Ltd.[a]	826,538	2,364,841
Sibanye Gold Ltd.	969,928	2,775,099

		17,488,517
MULTILINE RETAIL — 2.08%
Woolworths Holdings Ltd./South Africa	1,328,236	7,026,274

		7,026,274
OIL, GAS & CONSUMABLE FUELS — 6.81%
Exxaro Resources Ltd.[b]	189,570	754,037
Sasol Ltd.	732,735	22,222,444

		22,976,481
PAPER & FOREST PRODUCTS — 1.89%
Mondi Ltd.	156,574	3,031,531
Sappi Ltd.[a]	716,544	3,359,028

		6,390,559

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 2.75%
Aspen Pharmacare Holdings Ltd.	452,948	$9,273,223

		9,273,223
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.11%
Fortress Income Fund Ltd.	998,606	2,317,467
Fortress Income Fund Ltd. Class A	1,259,538	1,262,901
Growthpoint Properties Ltd.	2,711,055	4,050,724
Hyprop Investments Ltd.	321,922	2,414,006
Redefine Properties Ltd.	5,777,173	4,022,129
Resilient REIT Ltd.	382,569	3,164,805

		17,232,032
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.96%
New Europe Property Investments PLC	276,606	3,235,981

		3,235,981
SPECIALTY RETAIL — 2.86%
Foschini Group Ltd. (The)	270,743	2,409,971
Mr. Price Group Ltd.	318,936	3,741,333
Truworths International Ltd.	585,916	3,502,532

		9,653,836
WIRELESS TELECOMMUNICATION SERVICES — 6.60%
MTN Group Ltd.	2,198,074	17,120,045
Vodacom Group Ltd.	492,285	5,145,705

		22,265,750

TOTAL COMMON STOCKS
(Cost: $496,444,223)		337,141,168

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	3,146,093	3,146,093
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	190,616	190,616
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	11,477	11,477

		3,348,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,348,186)		3,348,186

Value
TOTAL INVESTMENTS IN SECURITIES — 100.94%
(Cost: $499,792,409)[f]	$340,489,354
Other Assets, Less Liabilities — (0.94)%	(3,164,118)

NET ASSETS — 100.00%	$337,325,236

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $509,818,072. Net unrealized depreciation was $169,328,718, of which $5,563,639 represented gross unrealized appreciation on securities and $174,892,357 represented gross unrealized depreciation on securities.

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$337,139,498	$—	$1,670	$337,141,168
Money market funds	3,348,186	—	—	3,348,186

Total	$340,487,684	$—	$1,670	$340,489,354

203

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 95.85%

AEROSPACE & DEFENSE — 0.64%
Korea Aerospace Industries Ltd.[a]	362,320	$20,338,318

		20,338,318
AIR FREIGHT & LOGISTICS — 0.54%
Hyundai Glovis Co. Ltd.	112,028	17,107,817

		17,107,817
AIRLINES — 0.18%
Korean Air Lines Co. Ltd.[b]	248,153	5,767,610

		5,767,610
AUTO COMPONENTS — 4.05%
Hankook Tire Co. Ltd.	462,547	19,871,125
Hanon Systems	1,231,478	12,761,162
Hyundai Mobis Co. Ltd.	410,737	87,882,141
Hyundai Wia Corp.	106,864	8,303,076

		128,817,504
AUTOMOBILES — 5.34%
Hyundai Motor Co.	922,067	107,927,795
Kia Motors Corp.	1,586,952	62,117,227

		170,045,022
BANKS — 7.68%
BNK Financial Group Inc.	1,699,282	12,475,850
DGB Financial Group Inc.	1,111,128	8,642,521
Hana Financial Group Inc.	1,806,816	39,189,624
Industrial Bank of Korea	1,633,755	15,627,460
KB Financial Group Inc.	2,328,862	66,633,826
Shinhan Financial Group Co. Ltd.	2,572,695	85,375,136
Woori Bank	1,995,132	16,656,791

		244,601,208
BEVERAGES — 0.19%
Lotte Chilsung Beverage Co. Ltd.	3,623	5,903,563

		5,903,563
BIOTECHNOLOGY — 1.18%
Celltrion Inc.[a,b]	452,578	37,632,556

		37,632,556
BUILDING PRODUCTS — 0.39%
KCC Corp.	36,943	12,538,550

		12,538,550
CAPITAL MARKETS — 1.39%
Korea Investment Holdings Co. Ltd.	252,557	9,461,881
Mirae Asset Daewoo Co. Ltd.	1,172,366	7,800,690
Mirae Asset Securities Co. Ltd.[a]	439,570	8,649,032
NH Investment & Securities Co. Ltd.	953,991	7,268,198

Security	Shares	Value

Samsung Securities Co. Ltd.	369,257	$11,045,488

		44,225,289
CHEMICALS — 4.04%
Hanwha Chemical Corp.	668,093	13,369,708
Hyosung Corp.[a]	144,229	14,219,590
Kumho Petrochemical Co. Ltd.[a]	106,832	5,718,981
LG Chem Ltd.	279,435	63,539,927
Lotte Chemical Corp.	95,122	22,667,099
OCI Co. Ltd.[a,b]	111,936	9,194,944

		128,710,249
COMMERCIAL SERVICES & SUPPLIES — 0.59%
KEPCO Plant Service & Engineering Co. Ltd.[a]	140,980	8,315,904
S-1 Corp.	124,398	10,437,825

		18,753,729
CONSTRUCTION & ENGINEERING — 1.65%
Daelim Industrial Co. Ltd.	178,788	12,196,228
Daewoo Engineering & Construction Co. Ltd.[a,b]	813,865	3,981,232
GS Engineering & Construction Corp.[a,b]	339,449	8,430,685
Hyundai Development Co.- Engineering & Construction	379,476	14,264,579
Hyundai Engineering & Construction Co. Ltd.	474,482	13,615,778

		52,488,502
CONSUMER FINANCE — 0.24%
Samsung Card Co. Ltd.	236,151	7,598,918

		7,598,918
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.60%
KT Corp.	215,732	5,810,536
LG Uplus Corp.	1,381,646	13,389,840

		19,200,376
ELECTRIC UTILITIES — 2.57%
Korea Electric Power Corp.	1,547,668	81,681,756

		81,681,756
ELECTRICAL EQUIPMENT — 0.22%
Doosan Heavy Industries & Construction Co. Ltd.[a]	349,637	7,114,195

		7,114,195
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.70%
LG Display Co. Ltd.	1,427,807	30,909,062

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2016

Security	Shares	Value

LG Innotek Co. Ltd.	91,773	$6,691,621
Samsung Electro-Mechanics Co. Ltd.	374,434	16,399,945
Samsung SDI Co. Ltd.	337,931	31,899,008

		85,899,636
FOOD & STAPLES RETAILING — 1.37%
BGF retail Co. Ltd.[a]	58,867	10,841,841
Dongsuh Cos. Inc.[a]	203,980	5,699,391
E-MART Inc.	130,832	19,979,379
GS Retail Co. Ltd.[a]	158,597	7,039,588

		43,560,199
FOOD PRODUCTS — 1.45%
CJ CheilJedang Corp.	49,919	16,021,159
Lotte Confectionery Co. Ltd.	38,297	6,973,023
Orion Corp./Republic of Korea	22,482	18,297,987
Ottogi Corp.[a]	7,020	4,994,932

		46,287,101
GAS UTILITIES — 0.20%
Korea Gas Corp.	194,443	6,485,240

		6,485,240
HOTELS, RESTAURANTS & LEISURE — 0.96%
Kangwon Land Inc.	725,073	25,886,773
Paradise Co. Ltd.[a]	331,769	4,815,912

		30,702,685
HOUSEHOLD DURABLES — 2.16%
Coway Co. Ltd.	331,869	28,681,412
Hanssem Co. Ltd.[a]	62,668	9,701,499
LG Electronics Inc.[a]	648,887	30,544,186

		68,927,097
INDUSTRIAL CONGLOMERATES — 4.93%
CJ Corp.	91,314	16,626,227
Hanwha Corp.	298,210	9,633,399
LG Corp.	578,433	31,984,171
Samsung C&T Corp.	456,504	45,964,491
SK Holdings Co. Ltd.	275,456	52,927,860

		157,136,148
INSURANCE — 4.05%
Dongbu Insurance Co. Ltd.	296,447	18,133,065
Hanwha Life Insurance Co. Ltd.	1,454,838	7,800,314
Hyundai Marine & Fire Insurance Co. Ltd.	427,405	11,332,437
Samsung Fire & Marine Insurance Co. Ltd.	211,456	49,324,356
Samsung Life Insurance Co. Ltd.	485,009	42,323,323

		128,913,495

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.69%
Kakao Corp.[a]	180,731	$15,589,148
NAVER Corp.	168,947	102,065,649

		117,654,797
IT SERVICES — 1.01%
Samsung SDS Co. Ltd.	209,197	32,122,043

		32,122,043
MACHINERY — 1.00%
Hyundai Heavy Industries Co. Ltd.[a,b]	258,915	23,788,549
Samsung Heavy Industries Co. Ltd.[a,b]	992,589	7,945,376

		31,733,925
MEDIA — 0.45%
Cheil Worldwide Inc.	542,009	7,390,205
CJ E&M Corp.	111,732	7,059,422

		14,449,627
METALS & MINING — 3.59%
Hyundai Steel Co.	495,140	20,315,779
Korea Zinc Co. Ltd.	52,811	20,804,468
POSCO	420,302	73,353,596

		114,473,843
MULTILINE RETAIL — 1.02%
Hyundai Department Store Co. Ltd.	98,699	10,972,997
Lotte Shopping Co. Ltd.	70,150	13,449,635
Shinsegae Co. Ltd.	46,234	8,049,635

		32,472,267
OIL, GAS & CONSUMABLE FUELS — 2.76%
GS Holdings Corp.	324,450	14,265,128
S-Oil Corp.	280,978	20,251,729
SK Innovation Co. Ltd.	389,554	53,441,919

		87,958,776
PERSONAL PRODUCTS — 4.48%
AmorePacific Corp.	193,812	67,894,370
AmorePacific Group	173,864	24,362,551
LG Household & Health Care Ltd.	56,906	50,421,829

		142,678,750
PHARMACEUTICALS — 1.22%
Hanmi Pharm Co. Ltd.[a]	31,159	16,549,461
Hanmi Science Co. Ltd.[a]	68,934	8,907,397
Yuhan Corp.	50,440	13,416,244

		38,873,102
ROAD & RAIL — 0.26%
CJ Korea Express Corp.[a,b]	46,105	8,278,629

		8,278,629

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2016

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.65%
SK Hynix Inc.	3,510,143	$84,528,532

		84,528,532
SOFTWARE — 0.67%
NCsoft Corp.	105,043	21,197,216

		21,197,216
SPECIALTY RETAIL — 0.37%
Hotel Shilla Co. Ltd.[a]	210,651	11,647,844

		11,647,844
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.96%
Samsung Electronics Co. Ltd.	586,317	635,611,314

		635,611,314
TOBACCO — 2.36%
KT&G Corp.	703,310	75,240,833

		75,240,833
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Posco Daewoo Corp.	322,106	6,378,337
SK Networks Co. Ltd.	837,045	4,333,418

		10,711,755
WIRELESS TELECOMMUNICATION SERVICES — 0.71%
SK Telecom Co. Ltd.	121,054	22,549,075

		22,549,075

TOTAL COMMON STOCKS
(Cost: $1,779,125,990)		3,052,619,091

PREFERRED STOCKS — 4.04%

AUTOMOBILES — 1.04%
Hyundai Motor Co.	152,272	12,661,651
Hyundai Motor Co. Series 2	233,540	20,575,348

		33,236,999
CHEMICALS — 0.26%
LG Chem Ltd.	50,557	8,314,459

		8,314,459
PERSONAL PRODUCTS — 0.55%
AmorePacific Corp.	53,286	11,177,630
LG Household & Health Care Ltd.	12,351	6,269,806

		17,447,436

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.19%
Samsung Electronics Co. Ltd.	78,048	$69,547,723

		69,547,723

TOTAL PREFERRED STOCKS
(Cost: $94,261,989)		128,546,617

SHORT-TERM INVESTMENTS — 5.43%

MONEY MARKET FUNDS — 5.43%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[c,d,e]	161,342,170	161,342,170
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[c,d,e]	9,775,411	9,775,411
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[c,d]	1,935,521	1,935,521

		173,053,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,053,102)		173,053,102

TOTAL INVESTMENTS IN SECURITIES — 105.32%
(Cost: $2,046,441,081)[f]		3,354,218,810
Other Assets, Less Liabilities — (5.32)%		(169,578,241)

NET ASSETS — 100.00%		$3,184,640,569

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,655,313,154. Net unrealized appreciation was $698,905,656, of which $1,391,873,198 represented gross unrealized appreciation on securities and $692,967,542 represented gross unrealized depreciation on securities.

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,052,619,091	$—	$—	$3,052,619,091
Preferred stocks	128,546,617	—	—	128,546,617
Money market funds	173,053,102	—	—	173,053,102

Total	$3,354,218,810	$—	$—	$3,354,218,810

The Fund had transfers from Level 2 to Level 1 during the nine months ended May 31, 2016 in the amount of $34,531,387, resulting from the resumption of trading after a temporary suspension.

207

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.46%

AIRLINES — 2.51%
International Consolidated Airlines Group SA	2,858,571	$22,355,682

		22,355,682
BANKS — 33.93%
Banco Bilbao Vizcaya Argentaria SA	10,829,485	71,865,350
Banco de Sabadell SA	16,817,702	28,757,458
Banco Popular Espanol SAa	6,442,428	10,614,607
Banco Santander SA	27,624,557	131,961,261
Bankia SA	17,738,698	15,422,877
Bankinter SA	2,676,352	20,367,508
CaixaBank SA	8,571,588	23,445,477

		302,434,538
BIOTECHNOLOGY — 2.67%
Grifols SA	1,047,930	23,757,969

		23,757,969
CONSTRUCTION & ENGINEERING — 5.99%
ACS Actividades de Construccion y Servicios SA	708,148	23,374,447
Ferrovial SA	1,416,678	30,012,527

		53,386,974
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.02%
Telefonica SA	7,690,029	80,395,629

		80,395,629
ELECTRIC UTILITIES — 12.58%
Endesa SA	1,153,728	23,735,480
Iberdrola SA	8,463,412	57,435,852
Red Electrica Corp. SA	347,222	30,939,047

		112,110,379
FOOD & STAPLES RETAILING — 1.86%
Distribuidora Internacional de Alimentacion SA	2,765,939	16,550,598

		16,550,598
GAS UTILITIES — 5.35%
Enagas SA	773,956	23,211,675
Gas Natural SDG SA	1,233,752	24,434,105

		47,645,780
INSURANCE — 1.64%
Mapfre SA	5,757,230	14,600,237

Security	Shares	Value
		$14,600,237
IT SERVICES — 4.66%
Amadeus IT Holding SA Class A	896,200	41,539,009

		41,539,009
MACHINERY — 1.34%
Zardoya Otis SA	1,149,672	11,928,408

		11,928,408
OIL, GAS & CONSUMABLE FUELS — 4.38%
Repsol SA	3,031,569	39,064,393

		39,064,393
SPECIALTY RETAIL — 6.24%
Industria de Diseno Textil SA	1,644,940	55,596,116

		55,596,116
TRANSPORTATION INFRASTRUCTURE — 6.29%
Abertis Infraestructuras SA	1,719,536	26,340,398
Aena SAb,c	220,036	29,725,293

		56,065,691

TOTAL COMMON STOCKS
(Cost: $1,264,160,982)		877,431,403

RIGHTS — 0.39%

BANKS — 0.18%
Banco Popular Espanol SAb	6,627,872	1,652,779

		1,652,779
CONSTRUCTION & ENGINEERING — 0.06%
Ferrovial SAb	1,423,078	508,541

		508,541
TRANSPORTATION INFRASTRUCTURE — 0.15%
Abertis Infraestructuras SAb	1,725,035	1,323,152

		1,323,152

TOTAL RIGHTS
(Cost: $2,055,233)		3,484,472

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	9,270,953	9,270,953
BlackRock Cash Funds: Prime, SL Agency Shares

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2016

Security	Shares	Value
0.47%[d,e,f]	561,709	$561,709
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	276,705	276,705

		10,109,367

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,109,367)		10,109,367

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $1,276,325,582)[g]		891,025,242
Other Assets, Less Liabilities — 0.02%		179,387

NET ASSETS — 100.00%		$891,204,629

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,316,153,979. Net unrealized depreciation was $425,128,737, of which $28,053,261 represented gross unrealized appreciation on securities and $453,181,998 represented gross unrealized depreciation on securities.

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$877,431,403	$—	$—	$877,431,403
Rights	3,484,472	—	—	3,484,472
Money market funds	10,109,367	—	—	10,109,367

Total	$891,025,242	$—	$—	$891,025,242

210

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.41%

BANKS — 24.07%
Nordea Bank AB	2,786,200	$27,000,615
Skandinaviska Enskilda Banken AB Class A	1,462,255	13,995,426
Svenska Handelsbanken AB Class A	1,370,012	17,516,210
Swedbank AB Class A	828,358	18,206,869

		76,719,120
BUILDING PRODUCTS — 5.98%
Assa Abloy AB	917,573	19,047,336

		19,047,336
CAPITAL MARKETS — 0.15%
Investment AB Kinnevik[a]	222,428	476,636

		476,636
COMMERCIAL SERVICES & SUPPLIES — 1.55%
Securitas AB Class B	313,729	4,938,840

		4,938,840
COMMUNICATIONS EQUIPMENT — 6.77%
Telefonaktiebolaget LM Ericsson Class B	2,803,715	21,581,884

		21,581,884
CONSTRUCTION & ENGINEERING — 2.31%
Skanska AB Class B	336,017	7,369,385

		7,369,385
DIVERSIFIED FINANCIAL SERVICES — 7.49%
Industrivarden AB Class C	181,446	3,062,746
Investor AB Class B	438,927	15,248,749
Kinnevik AB Class B	229,372	5,574,180

		23,885,675
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.70%
Telia Co. AB	2,521,920	11,801,617

		11,801,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.03%
Hexagon AB Class B	249,245	9,664,556

		9,664,556
FOOD & STAPLES RETAILING — 0.92%
ICA Gruppen ABb	82,855	2,913,179

		2,913,179
HEALTH CARE EQUIPMENT & SUPPLIES — 1.31%
Getinge AB Class B	196,257	4,182,054

		4,182,054

Security	Shares	Value
HOUSEHOLD DURABLES — 3.01%
Electrolux AB Class B	230,826	$6,184,283
Husqvarna AB Class B	430,925	3,415,106

		9,599,389
HOUSEHOLD PRODUCTS — 4.90%
Svenska Cellulosa AB SCA Class B	488,995	15,630,044

		15,630,044
MACHINERY — 19.15%
Alfa Laval AB	292,299	4,412,522
Atlas Copco AB Class A	615,920	15,889,715
Atlas Copco AB Class B	360,687	8,588,351
Sandvik AB	1,021,397	9,971,559
SKF AB Class B	382,316	6,718,821
Volvo AB Class B	1,390,332	15,454,144

		61,035,112
METALS & MINING — 1.43%
Boliden AB	258,532	4,568,201

		4,568,201
OIL, GAS & CONSUMABLE FUELS — 1.00%
Lundin Petroleum ABa	177,575	3,180,226

		3,180,226
SPECIALTY RETAIL — 8.46%
Hennes & Mauritz AB Class B	879,438	26,951,920

		26,951,920
TOBACCO — 2.12%
Swedish Match AB	198,307	6,756,433

		6,756,433
WIRELESS TELECOMMUNICATION SERVICES — 2.06%
Millicom International Cellular SA SDR	63,979	3,722,359
Tele2 AB Class B	324,595	2,844,444

		6,566,803

TOTAL COMMON STOCKS (Cost: $397,142,096)		316,868,410

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	2,660,820	2,660,820

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	161,214	$161,214
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	25,369	25,369

		2,847,403

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,847,403)		2,847,403

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $399,989,499)[f]		319,715,813

Other Assets, Less Liabilities — (0.30)%		(958,185)

NET ASSETS — 100.00%		$318,757,628

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $404,790,419. Net unrealized depreciation was $85,074,606, of which $6,964,473 represented gross unrealized appreciation on securities and $92,039,079 represented gross unrealized depreciation on securities.

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$316,868,410	$—	$—	$316,868,410
Money market funds	2,847,403	—	—	2,847,403

Total	$319,715,813	$—	$—	$319,715,813

213

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.80%

BIOTECHNOLOGY — 1.92%
Actelion Ltd. Registered	137,150	$22,499,663

		22,499,663
BUILDING PRODUCTS — 1.66%
Geberit AG Registered	50,939	19,469,745

		19,469,745
CAPITAL MARKETS — 9.04%
Credit Suisse Group AG Registered	2,035,429	27,884,272
Julius Baer Group Ltd.	322,706	14,356,554
Partners Group Holding AG	27,787	11,710,675
UBS Group AG	3,381,435	52,241,844

		106,193,345
CHEMICALS — 7.49%
EMS-Chemie Holding AG Registered	17,100	8,475,181
Givaudan SA Registered	11,861	22,727,022
Sika AG Bearer	3,313	14,329,008
Syngenta AG Registered	108,060	42,443,603

		87,974,814
CONSTRUCTION MATERIALS — 2.15%
LafargeHolcim Ltd. Registered	561,896	25,263,278

		25,263,278
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Pargesa Holding SA Bearer	87,570	5,782,509

		5,782,509
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.37%
Swisscom AG Registered	33,855	16,127,266

		16,127,266
ELECTRICAL EQUIPMENT — 4.21%
ABB Ltd. Registered	2,378,139	49,466,822

		49,466,822
FOOD PRODUCTS — 21.14%
Aryzta AG	150,657	5,994,760
Barry Callebaut AG Registered	5,958	7,041,491
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,710	10,534,852
Chocoladefabriken Lindt & Sprungli AG Registered	165	12,198,250
Nestle SA Registered	2,877,569	212,445,750

		248,215,103

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.96%
Sonova Holding AG Registered	84,050	$11,218,502

		11,218,502
INSURANCE — 8.67%
Baloise Holding AG Registered	82,654	10,209,124
Swiss Life Holding AG Registered	50,568	13,107,397
Swiss Re AG	413,585	37,148,602
Zurich Insurance Group AG	170,667	41,284,866

		101,749,989
LIFE SCIENCES TOOLS & SERVICES — 1.21%
Lonza Group AG Registered	82,004	14,153,979

		14,153,979
MACHINERY — 1.85%
Schindler Holding AG Participation Certificates	70,239	13,006,438
Schindler Holding AG Registered	45,071	8,305,177
Sulzer AG Registered	5,265	464,434

		21,776,049
MARINE — 1.04%
Kuehne + Nagel International AG Registered	86,932	12,223,993

		12,223,993
PHARMACEUTICALS — 26.85%
Galenica AG Registered	2,771	3,659,549
Novartis AG Registered	1,943,417	154,230,136
Roche Holding AG	599,809	157,403,106

		315,292,791
PROFESSIONAL SERVICES — 2.63%
Adecco Group AG Registered	236,447	14,329,040
SGS SA Registered	7,758	16,550,712

		30,879,752
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.86%
Swiss Prime Site AG Registered	117,826	10,097,340

		10,097,340
SPECIALTY RETAIL — 0.72%
Dufry AG Registered[a,b]	62,758	8,427,070

		8,427,070
TEXTILES, APPAREL & LUXURY GOODS — 4.54%
Cie. Financiere Richemont SA Class A Registered	596,646	35,137,420
Swatch Group AG (The) Bearer	41,815	12,323,270
Swatch Group AG (The) Registered	101,145	5,865,027

		53,325,717

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $1,278,421,973)		$1,160,137,727

SHORT-TERM INVESTMENTS — 0.09%
MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	944,317	944,317
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	57,215	57,215
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	58,436	58,436

		1,059,968

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,059,968)	$1,059,968

TOTAL INVESTMENTS IN SECURITIES — 98.89%
(Cost: $1,279,481,941)[f]	1,161,197,695

Other Assets, Less Liabilities — 1.11%	13,030,091

NET ASSETS — 100.00%	$1,174,227,786

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,287,244,862. Net unrealized depreciation was $126,047,167, of which $40,169,817 represented gross unrealized appreciation on securities and $166,216,984 represented gross unrealized depreciation on securities.

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,160,137,727	$—	$—	$1,160,137,727
Money market funds	1,059,968	—	—	1,059,968

Total	$1,161,197,695	$—	$—	$1,161,197,695

216

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AIRLINES — 0.45%
China Airlines Ltd.[a]	15,979,761	$5,071,384
EVA Airways Corp.[a]	10,933,089	4,961,586

		10,032,970
AUTO COMPONENTS — 0.84%
Cheng Shin Rubber Industry Co. Ltd.[b]	9,251,670	19,006,880

		19,006,880
AUTOMOBILES — 0.16%
Yulon Motor Co. Ltd.[b]	4,205,362	3,539,661

		3,539,661
BANKS — 10.18%
Chang Hwa Commercial Bank Ltd.	25,230,878	12,804,018
China Development Financial Holding Corp.[b]	71,485,508	18,017,965
CTBC Financial Holding Co. Ltd.	79,895,783	41,892,461
E.Sun Financial Holding Co. Ltd.	37,845,105	21,178,173
First Financial Holding Co. Ltd.	47,937,512	24,253,551
Hua Nan Financial Holdings Co. Ltd.	34,481,237	17,181,145
Mega Financial Holding Co. Ltd.	56,347,271	41,293,976
SinoPac Financial Holdings Co. Ltd.	50,460,113	14,822,779
Taishin Financial Holding Co. Ltd.	42,050,676	15,859,665
Taiwan Business Bank[a]	21,866,652	5,538,323
Taiwan Cooperative Financial Holding Co. Ltd.	37,845,174	16,594,434

		229,436,490
BIOTECHNOLOGY — 0.75%
OBI Pharma Inc.[a,b]	547,000	10,197,808
TaiMed Biologics Inc.[a]	841,000	6,691,897

		16,889,705
CAPITAL MARKETS — 0.72%
Yuanta Financial Holding Co. Ltd.[b]	47,937,248	16,168,945

		16,168,945

Security	Shares	Value
CHEMICALS — 6.77%
Formosa Chemicals & Fibre Corp.	16,820,610	$42,396,447
Formosa Plastics Corp.	22,707,518	55,006,330
Nan Ya Plastics Corp.	26,071,938	49,725,551
Taiwan Fertilizer Co. Ltd.[b]	4,205,000	5,537,900

		152,666,228
CONSTRUCTION MATERIALS — 1.12%
Asia Cement Corp.[b]	11,774,136	8,971,630
Taiwan Cement Corp.[b]	17,661,504	16,273,766

		25,245,396
DIVERSIFIED FINANCIAL SERVICES — 2.10%
Chailease Holding Co. Ltd.[b]	5,046,937	7,722,259
Fubon Financial Holding Co. Ltd.	33,640,515	39,713,601

		47,435,860
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.28%
Asia Pacific Telecom Co. Ltd.[a]	9,251,000	2,978,475
Chunghwa Telecom Co. Ltd.	21,025,648	70,918,245

		73,896,720
ELECTRICAL EQUIPMENT — 0.36%
Teco Electric and Machinery Co. Ltd.[b]	10,092,092	8,092,241
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		8,092,243
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 14.64%
AU Optronics Corp.[b]	43,732,830	12,149,312
Delta Electronics Inc.	10,933,180	50,286,761
Hon Hai Precision Industry Co. Ltd.	75,690,003	185,903,235
Innolux Corp.[b]	43,732,873	12,967,325
Largan Precision Co. Ltd.	536,794	44,770,554
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.[b]	1,484,835	4,985,494
Synnex Technology International Corp.[b]	6,728,538	6,684,695
WPG Holdings Ltd.[b]	7,569,744	8,321,206
Zhen Ding Technology Holding Ltd.[b]	2,090,072	3,935,007

		330,003,589

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.01%
President Chain Store Corp.	3,010,215	$22,844,867

		22,844,867
FOOD PRODUCTS — 2.38%
Standard Foods Corp.	1,682,144	4,007,745
Uni-President Enterprises Corp.	26,071,189	49,644,181

		53,651,926
HOUSEHOLD DURABLES — 0.34%
Nien Made Enterprise Co. Ltd.[a]	841,000	7,710,510

		7,710,510
INDUSTRIAL CONGLOMERATES — 0.45%
Far Eastern New Century Corp.	14,297,843	10,083,569

		10,083,569
INSURANCE — 3.11%
Cathay Financial Holding Co. Ltd.	42,050,483	48,610,294
China Life Insurance Co. Ltd./Taiwan	16,820,378	12,842,542
Shin Kong Financial Holding Co. Ltd.[b]	41,209,205	8,592,491

		70,045,327
LEISURE PRODUCTS — 0.60%
Giant Manufacturing Co. Ltd.[b]	1,481,590	8,836,160
Merida Industry Co. Ltd.[b]	1,104,100	4,655,078

		13,491,238
MACHINERY — 0.16%
Hiwin Technologies Corp.[b]	841,973	3,562,814

		3,562,814
MARINE — 0.11%
Evergreen Marine Corp. Taiwan Ltd.	6,728,673	2,372,702

		2,372,702
METALS & MINING — 1.67%
China Steel Corp.[b]	60,552,977	37,599,012

		37,599,012
OIL, GAS & CONSUMABLE FUELS — 0.71%
Formosa Petrochemical Corp.[b]	5,887,950	16,068,304

		16,068,304

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
Highwealth Construction Corp.[b]	4,205,790	$6,338,508
Ruentex Development Co. Ltd.[b]	4,213,773	4,877,575

		11,216,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.65%
Advanced Semiconductor Engineering Inc.[b]	36,163,448	40,917,784
Hermes Microvision Inc.[b]	208,000	7,366,501
Inotera Memories Inc.[a,b]	15,138,000	13,530,784
MediaTek Inc.	7,569,175	51,060,744
Nanya Technology Corp.	4,205,000	5,118,850
Novatek Microelectronics Corp.[b]	3,057,544	10,172,281
Phison Electronics Corp.	1,036,698	8,519,281
Powertech Technology Inc.	5,046,036	10,877,312
Realtek Semiconductor Corp.[b]	3,364,063	9,118,687
Siliconware Precision Industries Co. Ltd.	13,456,834	21,869,289
Taiwan Semiconductor Manufacturing Co. Ltd.	112,694,882	540,797,211
United Microelectronics Corp.	78,213,501	29,258,864
Vanguard International Semiconductor Corp.	5,887,000	9,657,478

		758,265,066
SPECIALTY RETAIL — 0.56%
Hotai Motor Co. Ltd.[b]	1,319,000	12,598,497

		12,598,497
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.06%
Acer Inc.[a,b]	14,297,737	5,611,684
Advantech Co. Ltd.[b]	1,682,444	12,432,932
Asustek Computer Inc.	3,724,857	31,980,374
Casetek Holdings Ltd.[b]	726,000	2,760,414
Catcher Technology Co. Ltd.[b]	3,364,743	25,587,007

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2016

Security	Shares	Value
Chicony Electronics Co. Ltd.[b]	2,557,887	$6,164,811
Compal Electronics Inc.	24,389,554	14,358,894
Foxconn Technology Co. Ltd.[b]	5,046,871	11,529,073
HTC Corp.[b]	3,364,884	8,770,108
Inventec Corp.	14,297,868	9,513,645
Lite-On Technology Corp.	11,774,702	15,164,047
Pegatron Corp.	10,933,037	22,762,843
Quanta Computer Inc.[b]	15,138,240	26,922,742
Transcend Information Inc.	841,905	2,405,996
Wistron Corp.[b]	12,615,001	8,103,772

		204,068,342
TEXTILES, APPAREL & LUXURY GOODS — 1.79%
Eclat Textile Co. Ltd.[b]	936,080	10,046,086
Feng TAY Enterprise Co. Ltd.[b]	1,616,140	6,764,373
Formosa Taffeta Co. Ltd.	4,205,515	4,023,367
Pou Chen Corp.	11,774,103	15,795,079
Ruentex Industries Ltd.[b]	2,523,262	3,709,940

		40,338,845
WIRELESS TELECOMMUNICATION SERVICES — 2.22%
Far EasTone Telecommunications Co. Ltd.	9,251,259	21,303,781
Taiwan Mobile Co. Ltd.	8,410,609	28,755,321

		50,059,102

TOTAL COMMON STOCKS
(Cost: $1,232,688,497)		2,246,390,891

SHORT-TERM INVESTMENTS — 6.01%

MONEY MARKET FUNDS — 6.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	126,427,397	126,427,397
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	7,659,993	7,659,993

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	1,473,243	$1,473,243

		135,560,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,560,633)		135,560,633

TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $1,368,249,130)[f]		2,381,951,524
Other Assets, Less Liabilities — (5.70)%		(128,533,785)

NET ASSETS — 100.00%		$2,253,417,739

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,615,856,006. Net unrealized appreciation was $766,095,518, of which $1,051,938,809 represented gross unrealized appreciation on securities and $285,843,291 represented gross unrealized depreciation on securities.

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,246,390,889	$—	$2	$2,246,390,891
Money market funds	135,560,633	—	—	135,560,633

Total	$2,381,951,522	$—	$2	$2,381,951,524

220

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AIRLINES — 0.72%
Bangkok Airways Co. Ltd.	1,969,600	$1,350,740
Thai Airways International PCL NVDR[a]	2,047,066	1,031,412

		2,382,152
AUTO COMPONENTS — 0.19%
Sri Trang Agro-Industry PCL NVDR[b]	1,960,671	631,147

		631,147
BANKS — 18.63%
Bangkok Bank PCL Foreign	775,800	3,593,979
Kasikornbank PCL Foreign	3,666,000	18,060,630
Kasikornbank PCL NVDR[b]	1,795,600	8,745,540
Kiatnakin Bank PCL NVDR	1,164,773	1,353,060
Krung Thai Bank PCL NVDR[b]	10,922,700	5,228,220
LH Financial Group PCL NVDR[b]	10,658,719	516,153
Siam Commercial Bank PCL (The) NVDR[b]	4,881,300	18,309,145
Thanachart Capital PCL NVDR	1,957,400	1,862,886
Tisco Financial Group PCL NVDR	876,010	1,054,400
TMB Bank PCL NVDR	41,031,000	2,618,633

		61,342,646
BEVERAGES — 0.29%
Carabao Group PCL[b]	781,600	946,234

		946,234
BUILDING PRODUCTS — 0.41%
Dynasty Ceramic PCL NVDR	7,142,440	855,693
Vanachai Group PCL NVDR[b]	1,224,900	483,446

		1,339,139
CAPITAL MARKETS — 0.16%
AIRA Capital Co. Ltd.	3,492,440	218,980
Asia Plus Group Holdings PCL NVDR[b]	3,226,200	301,624

		520,604
CHEMICALS — 4.85%
Eastern Polymer Group PCL[b]	2,626,100	955,614
Indorama Ventures PCL NVDR	4,515,010	4,202,213
PTT Global Chemical PCL NVDR	6,483,807	10,798,783

		15,956,610

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.29%
CH Karnchang PCL NVDR[b]	1,323,900	$944,981
Italian-Thai Development PCL NVDR[a,b]	5,281,648	990,540
Sino-Thai Engineering & Construction PCL NVDR[b]	2,336,128	1,504,015
Unique Engineering & Construction PCL[b]	1,656,100	806,610

		4,246,146
CONSTRUCTION MATERIALS — 5.25%
Siam Cement PCL (The) Foreign	937,800	12,705,254
Siam Cement PCL (The) NVDR	337,600	4,573,783

		17,279,037
CONSUMER FINANCE — 1.36%
Group Lease PCL	1,192,200	1,001,147
Krungthai Card PCL NVDR[b]	322,400	800,924
Muangthai Leasing PCL[b]	1,657,000	932,280
Srisawad Power 1979 PCL NVDR[b]	1,470,783	1,749,707

		4,484,058
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.69%
Jasmine International PCL NVDR	10,927,068	1,443,688
Thaicom PCL NVDR	1,370,500	1,035,787
True Corp. PCL NVDR[b]	31,294,218	6,394,620

		8,874,095
ELECTRICAL EQUIPMENT — 0.37%
Gunkul Engineering PCL NVDR[b]	7,951,774	1,224,206

		1,224,206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.54%
Cal-Comp Electronics Thailand PCL NVDR	6,403,512	480,375
Delta Electronics Thailand PCL NVDR	1,559,844	3,132,787
Hana Microelectronics PCL NVDR	1,761,300	1,429,747
KCE Electronics PCL NVDR[b]	880,500	2,002,537
Samart Corp. PCL NVDR[b]	1,541,737	725,015
SVI PCL NVDR[b]	4,250,315	606,763

		8,377,224

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 6.53%
CP ALL PCL NVDR	15,445,300	$21,508,850

		21,508,850
FOOD PRODUCTS — 4.00%
Charoen Pokphand Foods PCL NVDR	8,471,900	6,936,405
GFPT PCL NVDR[b]	1,567,800	517,846
Ichitan Group PCL NVDR[b]	1,422,600	465,904
Khon Kaen Sugar Industry PCL NVDR	4,825,278	529,464
Thai Union Group PCL NVDR	5,967,000	3,691,272
Thai Vegetable Oil PCL NVDR	1,238,653	1,031,488

		13,172,379
GAS UTILITIES — 0.07%
Scan Inter PCL[b]	1,125,800	237,923

		237,923
HEALTH CARE PROVIDERS & SERVICES — 5.46%
Bangkok Chain Hospital PCL NVDR	3,819,925	1,165,492
Bangkok Dusit Medical Services PCL NVDR	12,106,700	8,167,151
Bumrungrad Hospital PCL NVDR[b]	1,116,176	6,154,980
Chularat Hospital PCL NVDR	15,475,200	1,256,209
Vibhavadi Medical Center PCL NVDR	15,767,200	1,235,778

		17,979,610
HOTELS, RESTAURANTS & LEISURE — 2.40%
Erawan Group PCL (The) NVDR	3,827,300	492,808
Minor International PCL NVDR	6,743,510	7,408,895

		7,901,703
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.27%
CK Power PCL NVDR	5,761,060	399,928
Electricity Generating PCL NVDR	411,500	2,148,208
Glow Energy PCL NVDR	1,600,600	3,853,089
Inter Far East Energy Corp.[b]	3,039,400	582,782
SPCG PCL NVDR	1,415,500	824,140
Superblock PCL[a,b]	34,200,650	1,656,183
surGlobal Power Synergy Co. Ltd. NVDR	1,171,000	1,048,901
Thai Solar Energy PCL	2,270,200	257,999

		10,771,230

Security	Shares	Value
INSURANCE — 0.18%
Thai Reinsurance PCL NVDR[a,b]	8,565,940	$594,641

		594,641
INTERNET & CATALOG RETAIL — 0.07%
OfficeMate PCL NVDR	250,200	238,119

		238,119
MACHINERY — 0.06%
BJC Heavy Industries PCL NVDR[b]	1,221,250	211,945

		211,945
MARINE — 0.27%
Precious Shipping PCL NVDR[a,b]	1,706,000	286,522
Thoresen Thai Agencies PCL NVDR[b]	2,563,689	613,563

		900,085
MEDIA — 1.58%
BEC World PCL NVDR[b]	3,063,600	2,118,150
Major Cineplex Group PCL NVDR[b]	1,367,200	1,205,509
Plan B Media PCL[b]	1,662,300	286,162
RS PCL NVDR[b]	1,421,000	441,514
VGI Global Media PCL NVDR[b]	5,365,240	717,869
Workpoint Entertainment PCL	391,400	424,542

		5,193,746
METALS & MINING — 0.13%
STP & I PCL NVDR[b]	1,524,110	426,623

		426,623
MULTILINE RETAIL — 0.75%
Robinson Department Store PCL NVDR	1,562,500	2,482,068

		2,482,068
OIL, GAS & CONSUMABLE FUELS — 15.47%
Bangchak Petroleum PCL (The) NVDR	1,076,100	911,183
Banpu PCL NVDR[b]	4,842,700	1,653,770
Energy Absolute PCL NVDR	3,498,200	2,075,909
Energy Earth PCL NVDR[b]	3,833,800	502,231
Esso Thailand PCL NVDR[a]	3,786,600	635,958
IRPC PCL NVDR	31,301,300	4,363,344
PTT Exploration & Production PCL NVDR	4,343,784	9,453,582
PTT PCL NVDR	3,125,200	26,331,286

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2016

Security	Shares	Value
Siamgas & Petrochemicals PCL NVDR[b]	1,149,100	$463,178
Thai Oil PCL NVDR	2,551,000	4,534,318

		50,924,759
PERSONAL PRODUCTS — 0.30%
Beauty Community PCL	5,158,500	981,884

		981,884
PHARMACEUTICALS — 0.14%
Mega Lifesciences PCL NVDR	946,900	453,240

		453,240
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.96%
Amata Corp. PCL NVDR[b]	1,634,400	571,868
Ananda Development PCL NVDR	4,689,500	472,560
AP Thailand PCL NVDR[b]	2,950,286	491,370
Bangkok Land PCL NVDR	31,650,300	1,390,930
Central Pattana PCL NVDR	4,209,000	6,803,912
Country Group Development PCL NVDR[a]	11,240,200	355,533
Golden Land Property Development PCL NVDR	1,453,300	258,319
LPN Development PCL NVDR	1,799,147	669,801
Platinum Group PCL (The) NVDR	2,626,400	474,186
Quality Houses PCL NVDR[b]	13,397,531	877,543
Rojana Industrial Park PCL NVDR	1,504,083	221,034
Sansiri PCL NVDR	17,416,337	770,268
SC Asset Corp. PCL NVDR	4,572,604	396,783
Siam Future Development PCL NVDR	2,721,328	449,429
Singha Estate PCL	5,424,400	789,556
Supalai PCL NVDR[b]	1,878,200	1,072,506
TICON Industrial Connection PCL NVDR	1,546,191	597,269
U City PCL NVDR[a]	859,982,600	722,169
Univentures PCL NVDR	2,092,400	360,203
WHA Corp. PCL NVDR[a,b]	20,149,040	1,872,493

		19,617,732
ROAD & RAIL — 1.41%
BTS Group Holdings PCL NVDR	18,273,600	4,654,717

		4,654,717
SPECIALTY RETAIL — 1.64%
DNA 2002 PCL	4,963,700	386,259
Home Product Center PCL NVDR	12,333,971	3,055,441

Security	Shares	Value
PTG Energy PCL[b]	1,566,300	$824,253
Siam Global House PCL NVDR[b]	3,431,084	1,123,686

		5,389,639
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
MC Group PCL NVDR	1,125,600	393,842

		393,842
TRANSPORTATION INFRASTRUCTURE — 5.92%
Airports of Thailand PCL NVDR[b]	1,339,800	14,851,247
Bangkok Aviation Fuel Services PCL NVDR	498,300	491,675
Bangkok Expressway & Metro PCL	21,502,153	3,882,124
Namyong Terminal PCL NVDR	678,600	260,233

		19,485,279
WATER UTILITIES — 0.56%
Eastern Water Resources Development and Management PCL NVDR	1,560,500	546,011
TTW PCL NVDR[b]	4,365,566	1,283,092

		1,829,103
WIRELESS TELECOMMUNICATION SERVICES — 4.56%
Advanced Info Service PCL NVDR	3,253,019	15,024,440

		15,024,440

TOTAL COMMON STOCKS (Cost: $399,612,355)		327,976,855

RIGHTS — 0.00%

CONSTRUCTION MATERIALS — 0.00%
Jay Mart PCL[a]	151,200	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 13.04%

MONEY MARKET FUNDS — 13.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	39,485,126	39,485,126
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	2,392,328	2,392,328

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	1,064,281	$1,064,281

		42,941,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,941,735)		42,941,735

TOTAL INVESTMENTS IN SECURITIES — 112.64% (Cost: $442,554,090)[f]		370,918,590
Other Assets, Less Liabilities — (12.64)%		(41,626,580)

NET ASSETS — 100.00%		$329,292,010

NVDR - Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $448,039,134. Net unrealized depreciation was $77,120,544, of which $6,253,927 represented gross unrealized appreciation on securities and $83,374,471 represented gross unrealized depreciation on securities.

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$327,976,855	$—		$—	$327,976,855
Rights	—	0	[a]	—	0	[a]
Money market funds	42,941,735	—		—	42,941,735

Total	$370,918,590	$0	[a]	$—	$370,918,590

[a]	Rounds to less than $1.

225

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.52%

AIRLINES — 2.34%
Pegasus Hava Tasimaciligi ASa,b	231,656	$1,180,393
Turk Hava Yollari AOa,b	3,571,720	7,526,671

		8,707,064
AUTO COMPONENTS — 0.39%
EGE Endustri VE Ticaret ASb	7,114	616,523
Goodyear Lastikleri TAS	23,065	831,439

		1,447,962
AUTOMOBILES — 3.07%
Ford Otomotiv Sanayi AS	454,863	5,390,581
Tofas Turk Otomobil Fabrikasi AS	808,813	6,066,817

		11,457,398
BANKS — 33.16%
Akbank TAS	14,239,121	38,448,256
Albaraka Turk Katilim Bankasi AS	1,742,219	838,158
Sekerbank TAS[a,b]	1,498,848	695,686
Turkiye Garanti Bankasi AS	14,951,077	38,293,884
Turkiye Halk Bankasi AS	4,044,067	12,180,223
Turkiye Is Bankasi Class C	10,190,982	15,571,402
Turkiye Sinai Kalkinma Bankasi AS	4,530,196	2,378,942
Turkiye Vakiflar Bankasi Tao Class Db	4,852,881	7,332,797
Yapi ve Kredi Bankasi ASa,b	5,625,527	7,871,335

		123,610,683
BEVERAGES — 3.90%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,340,928	8,495,368
Coca-Cola Icecek AS	493,772	6,022,324

		14,517,692
BUILDING PRODUCTS — 0.40%
Trakya Cam Sanayii ASb	2,027,262	1,504,143

		1,504,143
CAPITAL MARKETS — 0.24%
Verusa Holding AS	46,131	907,257

		907,257
CHEMICALS — 2.48%
Gubre Fabrikalari TAS[b]	538,506	977,892
Petkim Petrokimya Holding ASa	4,368,404	6,289,945
Soda Sanayii AS	1,281,160	1,987,943

		9,255,780

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.70%
Tekfen Holding ASb	1,079,383	$2,618,326

		2,618,326
CONSTRUCTION MATERIALS — 1.24%
Adana Cimento Sanayii TAS Class A	341,397	706,702
Akcansa Cimento ASb	309,747	1,425,089
Cimsa Cimento Sanayi VE Ticaret AS	349,690	1,871,869
Konya Cimento Sanayii ASb	6,292	633,538

		4,637,198
CONTAINERS & PACKAGING — 0.14%
Anadolu Cam Sanayii ASa,b	716,245	509,584

		509,584
DISTRIBUTORS — 0.35%
Dogus Otomotiv Servis ve Ticaret ASb	355,944	1,316,860

		1,316,860
DIVERSIFIED FINANCIAL SERVICES — 4.96%
Haci Omer Sabanci Holding AS	5,941,102	18,497,697

		18,497,697
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
Turk Telekomunikasyon AS	2,944,081	6,014,537

		6,014,537
FOOD & STAPLES RETAILING — 7.79%
BIM Birlesik Magazalar AS	1,376,157	26,994,898
Bizim Toptan Satis Magazalari ASb	129,434	719,601
Migros Ticaret ASa,b	230,432	1,334,197

		29,048,696
FOOD PRODUCTS — 2.11%
Pinar SUT Mamulleri Sanayii AS	116,023	668,233
Ulker Biskuvi Sanayi AS	995,811	7,199,569

		7,867,802
GAS UTILITIES — 0.49%
Aygaz ASb	485,378	1,812,161

		1,812,161
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	801,422	746,671

		746,671
HOTELS, RESTAURANTS & LEISURE — 0.50%
NET Holding ASa,b	1,782,513	1,860,024

		1,860,024

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 3.04%
Arcelik AS	1,530,307	$10,166,964
Vestel Elektronik Sanayi ve Ticaret ASa,b	541,149	1,177,030

		11,343,994
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.61%
Akenerji Elektrik Uretim ASa,b	1,411,514	511,687
Aksa Enerji Uretim ASa,b	991,015	842,731
Zorlu Enerji Elektrik Uretim ASa,b	1,704,030	923,703

		2,278,121
INDUSTRIAL CONGLOMERATES — 7.03%
Alarko Holding ASb	506,200	625,965
Dogan Sirketler Grubu Holding ASa,b	6,754,480	1,144,187
Enka Insaat ve Sanayi AS	1	2
KOC Holding ASb	4,102,136	18,219,981
Turkiye Sise ve Cam Fabrikalari AS	4,303,686	5,132,375
Yazicilar Holding ASb	258,868	1,090,146

		26,212,656
INSURANCE — 0.68%
Anadolu Anonim Turk Sigorta Sirketi[a,b]	1,132,550	644,617
Anadolu Hayat Emeklilik ASb	529,120	916,031
AvivaSA Emeklilik ve Hayat ASb	152,284	967,882

		2,528,530
MACHINERY — 0.48%
Otokar Otomotiv Ve Savunma Sanayi ASb	54,362	1,792,943

		1,792,943
MEDIA — 0.44%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa	790,814	862,711
Fenerbahce Futbol ASa,b	63,967	765,875

		1,628,586
METALS & MINING — 4.62%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	274,401	690,732
Eregli Demir ve Celik Fabrikalari TAS	9,058,708	12,644,412
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	419,871	207,684
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	4,544,456	2,078,504

Security	Shares	Value
Koza Altin Isletmeleri ASa	296,081	$1,378,264
Koza Anadolu Metal Madencilik Isletmeleri ASa	546,247	212,825

		17,212,421
OIL, GAS & CONSUMABLE FUELS — 4.91%
Tupras Turkiye Petrol Rafinerileri AS	810,170	18,280,393

		18,280,393
PERSONAL PRODUCTS — 0.25%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	884,699	911,180

		911,180
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.99%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	439,023	538,432
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,293,965	11,245,813
Is Gayrimenkul Yatirim Ortakligi ASb	2,748,008	1,582,713
Torunlar Gayrimenkul Yatirim Ortakligi AS	808,964	1,490,951

		14,857,909
TEXTILES, APPAREL & LUXURY GOODS — 0.37%
Aksa Akrilik Kimya Sanayii AS	478,906	1,371,015

		1,371,015
TRANSPORTATION INFRASTRUCTURE — 1.46%
TAV Havalimanlari Holding AS	1,057,973	5,426,697

		5,426,697
WIRELESS TELECOMMUNICATION SERVICES — 5.57%
Turkcell Iletisim Hizmetleri AS	5,695,104	20,761,038

		20,761,038

TOTAL COMMON STOCKS (Cost: $576,292,759)		370,943,018

SHORT-TERM INVESTMENTS — 10.27%

MONEY MARKET FUNDS — 10.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	35,995,549	35,995,549

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	2,180,901	$2,180,901
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	88,955	88,955

		38,265,405

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,265,405)		38,265,405

TOTAL INVESTMENTS IN SECURITIES — 109.79% (Cost: $614,558,164)[f]		409,208,423
Other Assets, Less Liabilities — (9.79)%		(36,487,660)

NET ASSETS — 100.00%		$372,720,763

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $628,485,671. Net unrealized depreciation was $219,277,248, of which $1,235,610 represented gross unrealized appreciation on securities and $220,512,858 represented gross unrealized depreciation on securities.

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$370,943,018	$—	$—	$370,943,018
Money market funds	38,265,405	—	—	38,265,405

Total	$409,208,423	$—	$—	$409,208,423

229

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 1.92%
B/E Aerospace Inc.	1,874	$89,277
Boeing Co. (The)	688	86,791
General Dynamics Corp.	620	87,959
Honeywell International Inc.	773	87,991
L-3 Communications Holdings Inc.	642	88,089
Lockheed Martin Corp.	368	86,933
Northrop Grumman Corp.	412	87,620
Raytheon Co.	683	88,565
Rockwell Collins Inc.	998	88,223
Textron Inc.	2,301	87,576
TransDigm Group Inc.[a]	346	91,185
United Technologies Corp.	883	88,812

		1,059,021
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	1,185	88,851
Expeditors International of Washington Inc.	1,813	88,021
FedEx Corp.	539	88,919
United Parcel Service Inc. Class B	866	89,276

		355,067
AIRLINES — 0.64%
American Airlines Group Inc.	2,755	87,912
Delta Air Lines Inc.	2,037	88,528
Southwest Airlines Co.	2,084	88,528
United Continental Holdings Inc.[a]	1,964	88,557

		353,525
AUTO COMPONENTS — 0.97%
Autoliv Inc.	722	88,525
BorgWarner Inc.	2,631	89,533
Delphi Automotive PLC	1,303	88,552
Goodyear Tire & Rubber Co. (The)	3,212	89,840
Johnson Controls Inc.	2,002	88,388
Lear Corp.	757	89,901

		534,739
AUTOMOBILES — 0.65%
Ford Motor Co.	6,555	88,427
General Motors Co.	2,800	87,584
Harley-Davidson Inc.	1,959	90,878
Tesla Motors Inc.[a,b]	403	89,962

		356,851

Security	Shares	Value
BANKS — 3.04%
Bank of America Corp.	5,931	$87,719
BB&T Corp.	2,433	88,488
CIT Group Inc.	2,610	89,418
Citigroup Inc.	1,885	87,784
Citizens Financial Group Inc.	3,736	87,983
Comerica Inc.	1,891	89,066
Fifth Third Bancorp.	4,702	88,727
First Republic Bank/CA	1,224	88,630
Huntington Bancshares Inc./OH	8,333	87,080
JPMorgan Chase & Co.	1,351	88,180
KeyCorp	6,828	87,535
M&T Bank Corp.	743	88,788
People’s United Financial Inc.	5,595	88,849
PNC Financial Services Group Inc. (The)[c]	982	88,125
Regions Financial Corp.	8,984	88,313
Signature Bank/New York NYa	639	86,265
SunTrust Banks Inc.	2,012	88,166
U.S. Bancorp.	2,063	88,338
Wells Fargo & Co.	1,755	89,013

		1,676,467
BEVERAGES — 1.24%
Brown-Forman Corp. Class B	918	90,028
Coca-Cola Co. (The)	1,997	89,066
Coca-Cola European Partners PLC	1,619	62,834
Constellation Brands Inc. Class A	568	86,989
Dr Pepper Snapple Group Inc.	966	88,293
Molson Coors Brewing Co. Class B	890	88,270
Monster Beverage Corp.[a]	592	88,800
PepsiCo Inc.	877	88,726

		683,006
BIOTECHNOLOGY — 2.57%
AbbVie Inc.	1,448	91,123
Alexion Pharmaceuticals Inc.[a]	593	89,484
Alkermes PLC[a]	2,031	94,259
Alnylam Pharmaceuticals Inc.[a]	1,394	99,978
Amgen Inc.	570	90,032
Biogen Inc.[a]	317	91,844
BioMarin Pharmaceutical Inc.[a]	996	89,291
Celgene Corp.[a]	843	88,953
Gilead Sciences Inc.	1,024	89,149
Incyte Corp.[a]	1,064	89,812
Ionis Pharmaceuticals Inc.[a,b]	2,515	57,065

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
Medivation Inc.[a]	1,439	$87,002
Regeneron Pharmaceuticals Inc.[a]	225	89,759
Shire PLC	1,936	87,565
United Therapeutics Corp.[a]	753	89,660
Vertex Pharmaceuticals Inc.[a]	990	92,219

		1,417,195
BUILDING PRODUCTS — 0.48%
AO Smith Corp.	1,064	87,567
Fortune Brands Home & Security Inc.	1,507	88,416
Masco Corp.	2,717	88,683

		264,666
CAPITAL MARKETS — 2.73%
Affiliated Managers Group Inc.[a]	516	89,536
Ameriprise Financial Inc.	873	88,758
Bank of New York Mellon Corp. (The)	2,097	88,200
BlackRock Inc.[c]	243	88,416
Charles Schwab Corp. (The)	2,888	88,315
E*TRADE Financial Corp.[a]	3,207	89,443
Eaton Vance Corp. NVS	2,464	89,591
Franklin Resources Inc.	2,364	88,295
Goldman Sachs Group Inc. (The)	550	87,714
Invesco Ltd.	2,821	88,579
Morgan Stanley	3,186	87,201
Northern Trust Corp.	1,195	88,550
Raymond James Financial Inc.	1,630	91,394
SEI Investments Co.	1,736	89,300
State Street Corp.	1,390	87,653
T Rowe Price Group Inc.	1,154	88,927
TD Ameritrade Holding Corp.	2,731	89,222

		1,509,094
CHEMICALS — 3.21%
Air Products & Chemicals Inc.	617	88,009
Albemarle Corp.	1,122	88,077
Ashland Inc.	779	88,308
Axalta Coating Systems Ltd.[a]	4,093	115,218
Celanese Corp. Series A	1,234	86,972
CF Industries Holdings Inc.	3,002	83,035
Dow Chemical Co. (The)	1,690	86,798
Eastman Chemical Co.	1,188	87,152
Ecolab Inc.	747	87,578
EI du Pont de Nemours & Co.	1,297	84,837
FMC Corp.	1,829	86,859
International Flavors & Fragrances Inc.	686	88,494

Security	Shares	Value
LyondellBasell Industries NV Class A	1,072	$87,218
Monsanto Co.	792	89,076
Mosaic Co. (The)	3,346	84,420
PPG Industries Inc.	817	87,975
Praxair Inc.	794	87,229
Sherwin-Williams Co. (The)	304	88,491
Valspar Corp. (The)	829	89,797
WR Grace & Co.	1,130	87,733

		1,773,276
COMMERCIAL SERVICES & SUPPLIES — 1.03%
Cintas Corp.	943	89,396
Republic Services Inc.	1,852	89,415
Stericycle Inc.[a]	909	89,073
Tyco International PLC	2,073	88,351
Waste Connections Inc.	1,874	122,691
Waste Management Inc.	1,461	89,048

		567,974
COMMUNICATIONS EQUIPMENT — 0.95%
Cisco Systems Inc.	3,065	89,038
F5 Networks Inc.[a]	807	88,932
Harris Corp.	1,117	87,986
Juniper Networks Inc.	3,843	89,965
Motorola Solutions Inc.	1,278	88,527
Palo Alto Networks Inc.[a]	607	79,189

		523,637
CONSTRUCTION & ENGINEERING — 0.32%
Fluor Corp.	1,677	88,512
Jacobs Engineering Group Inc.[a]	1,769	89,671

		178,183
CONSTRUCTION MATERIALS — 0.31%
Martin Marietta Materials Inc.	458	86,580
Vulcan Materials Co.	737	86,045

		172,625
CONSUMER FINANCE — 0.97%
Ally Financial Inc.[a]	5,061	90,794
American Express Co.	1,355	89,105
Capital One Financial Corp.	1,210	88,620
Discover Financial Services	1,564	88,851
Navient Corp.	6,639	91,021
Synchrony Financial[a]	2,882	89,919

		538,310

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
CONTAINERS & PACKAGING — 1.12%
Avery Dennison Corp.	1,181	$87,843
Ball Corp.	1,229	88,857
Crown Holdings Inc.[a]	1,685	87,906
International Paper Co.	2,101	88,578
Packaging Corp. of America	1,309	89,313
Sealed Air Corp.	1,888	87,679
WestRock Co.	2,246	88,964

		619,140
DISTRIBUTORS — 0.32%
Genuine Parts Co.	920	89,167
LKQ Corp.[a]	2,687	88,859

		178,026
DIVERSIFIED CONSUMER SERVICES — 0.17%
H&R Block Inc.	4,317	92,211

		92,211
DIVERSIFIED FINANCIAL SERVICES — 1.45%
Berkshire Hathaway Inc. Class Ba	615	86,432
CME Group Inc./IL	907	88,786
Intercontinental Exchange Inc.	328	88,927
Leucadia National Corp.	4,944	89,487
Moody’s Corp.	902	88,973
MSCI Inc.	1,128	90,003
Nasdaq Inc.	1,353	89,312
S&P Global Inc.	795	88,889
Voya Financial Inc.	2,674	87,868

		798,677
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.97%
AT&T Inc.	2,295	89,849
CenturyLink Inc.	3,261	88,439
Frontier Communications Corp.	16,978	87,776
Level 3 Communications Inc.[a]	1,681	90,690
SBA Communications Corp. Class Aa	899	89,361
Verizon Communications Inc.	1,778	90,500

		536,615
ELECTRIC UTILITIES — 2.62%
Alliant Energy Corp.	2,433	90,143
American Electric Power Co. Inc.	1,397	90,428
Duke Energy Corp.	1,152	90,121
Edison International	1,270	90,970
Entergy Corp.	1,191	90,421
Eversource Energy	1,632	90,152
Exelon Corp.	2,616	89,650

Security	Shares	Value
FirstEnergy Corp.	2,760	$90,556
NextEra Energy Inc.	744	89,369
OGE Energy Corp.	2,920	88,155
PG&E Corp.	1,516	91,081
Pinnacle West Capital Corp.	1,231	90,589
PPL Corp.	2,332	89,875
Southern Co. (The)	1,825	90,228
Westar Energy Inc.	1,689	95,141
Xcel Energy Inc.	2,195	90,807

		1,447,686
ELECTRICAL EQUIPMENT — 0.96%
Acuity Brands Inc.	346	89,628
AMETEK Inc.	1,849	88,419
Eaton Corp. PLC	1,438	88,624
Emerson Electric Co.	1,701	88,486
Rockwell Automation Inc.	767	89,010
Sensata Technologies Holding NVa	2,403	88,863

		533,030
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.48%
Amphenol Corp. Class A	1,537	90,253
Arrow Electronics Inc.[a,b]	1,405	90,791
Avnet Inc.	2,210	90,676
CDW Corp./DE	2,112	89,887
Corning Inc.	4,431	92,563
Flextronics International Ltd.[a]	7,189	89,503
FLIR Systems Inc.	2,898	90,273
TE Connectivity Ltd.	1,501	90,060
Trimble Navigation Ltd.[a]	3,588	91,781

		815,787
ENERGY EQUIPMENT & SERVICES — 1.28%
Baker Hughes Inc.	1,946	90,255
Core Laboratories NV	722	87,543
FMC Technologies Inc.[a]	3,243	88,307
Halliburton Co.	2,085	87,945
Helmerich & Payne Inc.	1,466	89,646
National Oilwell Varco Inc.	2,709	89,262
Schlumberger Ltd.	1,136	86,677
Weatherford International PLC[a,b]	15,576	87,381

		707,016
FOOD & STAPLES RETAILING — 1.29%
Costco Wholesale Corp.	613	91,196
CVS Health Corp.	909	87,673

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
Kroger Co. (The)	2,536	$90,687
Rite Aid Corp.[a]	11,570	89,089
Sysco Corp.	1,821	87,608
Wal-Mart Stores Inc.	1,257	88,971
Walgreens Boots Alliance Inc.	1,142	88,391
Whole Foods Market Inc.	2,764	89,415

		713,030
FOOD PRODUCTS — 2.57%
Archer-Daniels-Midland Co.	2,083	89,090
Bunge Ltd.	1,351	90,612
Campbell Soup Co.	1,461	88,493
ConAgra Foods Inc.	1,982	90,577
General Mills Inc.	1,421	89,210
Hershey Co. (The)	970	90,065
Hormel Foods Corp.	2,561	88,124
Ingredion Inc.	749	87,940
JM Smucker Co. (The)	688	88,855
Kellogg Co.	1,186	88,203
Kraft Heinz Co. (The)	1,050	87,350
McCormick & Co. Inc./MD	916	88,916
Mead Johnson Nutrition Co.	1,069	87,957
Mondelez International Inc. Class A	2,004	89,158
Tyson Foods Inc. Class A	1,368	87,251
WhiteWave Foods Co. (The)[a]	1,986	88,675

		1,420,476
GAS UTILITIES — 0.48%
AGL Resources Inc.	1,351	88,896
Atmos Energy Corp.	1,233	89,885
UGI Corp.	2,052	88,072

		266,853
HEALTH CARE EQUIPMENT & SUPPLIES — 2.73%
Abbott Laboratories	2,291	90,792
Baxter International Inc.	2,034	87,787
Becton Dickinson and Co.	530	88,219
Boston Scientific Corp.[a]	3,952	89,750
Cooper Companies Inc. (The)	538	87,592
CR Bard Inc.	402	88,054
DENTSPLY SIRONA Inc.	1,433	89,075
Edwards Lifesciences Corp.[a]	886	87,271
Hologic Inc.[a]	2,637	90,739
IDEXX Laboratories Inc.[a]	984	86,169
Intuitive Surgical Inc.[a]	138	87,590
Medtronic PLC	1,093	87,965
ResMed Inc.	1,535	90,657

Security	Shares	Value
St. Jude Medical Inc.	1,143	$89,565
Stryker Corp.	795	88,372
Varian Medical Systems Inc.[a,b]	1,073	88,834
Zimmer Biomet Holdings Inc.	726	88,652

		1,507,083
HEALTH CARE PROVIDERS & SERVICES — 3.08%
Aetna Inc.	779	88,206
AmerisourceBergen Corp.	1,197	89,751
Anthem Inc.	677	89,472
Cardinal Health Inc.	1,155	91,187
Centene Corp.[a]	1,471	91,717
Cigna Corp.	685	87,755
DaVita HealthCare Partners Inc.[a]	1,147	88,686
Envision Healthcare Holdings Inc.[a,b]	3,620	89,812
Express Scripts Holding Co.[a]	1,186	89,602
HCA Holdings Inc.[a,b]	1,137	88,709
Henry Schein Inc.[a]	517	89,818
Humana Inc.	507	87,463
Laboratory Corp. of America Holdings[a]	694	88,797
McKesson Corp.	484	88,640
MEDNAX Inc.[a]	1,302	89,122
Patterson Companies Inc.	1,947	95,033
Quest Diagnostics Inc.	1,144	88,283
UnitedHealth Group Inc.	664	88,757
Universal Health Services Inc. Class B	652	87,929

		1,698,739
HEALTH CARE TECHNOLOGY — 0.33%
Cerner Corp.[a]	1,602	89,087
IMS Health Holdings Inc.[a]	3,491	91,150

		180,237
HOTELS, RESTAURANTS & LEISURE — 2.71%
Aramark	2,692	89,617
Carnival Corp.	1,786	85,264
Chipotle Mexican Grill Inc.[a]	193	85,298
Darden Restaurants Inc.	1,338	90,757
Domino’s Pizza Inc.	731	88,363
Hilton Worldwide Holdings Inc.	4,228	87,858
Las Vegas Sands Corp.	1,914	88,503
Marriott International Inc./MD Class A	1,339	88,428
McDonald’s Corp.	719	87,761
MGM Resorts International[a]	3,881	88,681
Norwegian Cruise Line Holdings Ltd.[a]	1,903	88,318
Royal Caribbean Cruises Ltd.	1,144	88,534
Starbucks Corp.	1,607	88,208

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
Starwood Hotels & Resorts Worldwide Inc.	1,205	$88,483
Wyndham Worldwide Corp.	1,313	88,483
Wynn Resorts Ltd.	916	88,101
Yum! Brands Inc.	1,071	87,918

		1,498,575
HOUSEHOLD DURABLES — 1.61%
DR Horton Inc.	2,897	88,532
Garmin Ltd.	2,146	91,248
Harman International Industries Inc.	1,149	89,898
Leggett & Platt Inc.	1,794	90,166
Lennar Corp. Class A	1,945	88,634
Mohawk Industries Inc.[a]	451	88,707
Newell Brands Inc.	1,848	88,131
PulteGroup Inc.	4,739	88,904
Toll Brothers Inc.[a]	3,047	88,820
Whirlpool Corp.	507	88,532

		891,572
HOUSEHOLD PRODUCTS — 0.80%
Church & Dwight Co. Inc.	910	89,617
Clorox Co. (The)	685	88,050
Colgate-Palmolive Co.	1,254	88,294
Kimberly-Clark Corp.	697	88,547
Procter & Gamble Co. (The)	1,088	88,171

		442,679
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
AES Corp./VA	8,067	89,463
Calpine Corp.[a]	6,099	90,265
NRG Energy Inc.	5,583	91,450

		271,178
INDUSTRIAL CONGLOMERATES — 0.64%
3M Co.	521	87,695
Danaher Corp.	888	87,343
General Electric Co.	2,945	89,027
Roper Technologies Inc.	509	87,080

		351,145
INSURANCE — 4.62%
Aflac Inc.	1,267	88,006
Alleghany Corp.[a]	166	90,442
Allstate Corp. (The)	1,317	88,911
American International Group Inc.	1,524	88,209
Aon PLC	829	90,585

Security	Shares	Value
Arch Capital Group Ltd.[a]	1,236	$89,808
Arthur J Gallagher & Co.	1,838	88,831
Assurant Inc.	1,009	88,177
Axis Capital Holdings Ltd.	1,615	89,067
Chubb Ltd.	697	88,247
Cincinnati Financial Corp.	1,290	89,139
Everest Re Group Ltd.	438	78,450
FNF Group	2,601	90,905
Hartford Financial Services Group Inc. (The)	1,950	88,081
Lincoln National Corp.	1,931	88,536
Loews Corp.	2,203	89,177
Markel Corp.[a]	92	87,676
Marsh & McLennan Companies Inc.	1,348	89,062
MetLife Inc.	1,933	88,048
Principal Financial Group Inc.	1,993	88,808
Progressive Corp. (The)	2,665	88,744
Prudential Financial Inc.	1,110	87,968
RenaissanceRe Holdings Ltd.	600	69,306
Torchmark Corp.	1,463	90,165
Travelers Companies Inc. (The)	781	89,143
Unum Group	2,423	89,457
Willis Towers Watson PLC	700	89,614
WR Berkley Corp.	1,569	89,480
XL Group PLC	2,573	88,383

		2,550,425
INTERNET & CATALOG RETAIL — 0.97%
Amazon.com Inc.[a]	125	90,349
Expedia Inc.	784	87,212
Liberty Interactive Corp. QVC Group Series Aa	3,339	90,086
Netflix Inc.[a]	887	90,980
Priceline Group Inc. (The)[a]	70	88,503
TripAdvisor Inc.[a]	1,325	89,755

		536,885
INTERNET SOFTWARE & SERVICES — 1.49%
Akamai Technologies Inc.[a]	1,677	91,531
Alphabet Inc. Class Aa	59	44,182
Alphabet Inc. Class Ca	62	45,615
eBay Inc.[a]	3,687	90,184
Facebook Inc. Class Aa	752	89,345
LinkedIn Corp. Class Aa	683	93,229
Twitter Inc.[a,b]	6,150	93,603
VeriSign Inc.[a,b]	1,051	89,818

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
Yahoo! Inc.[a]	2,487	$94,357
Zillow Group Inc. Class Ca,b	3,092	88,679

		820,543
IT SERVICES — 3.22%
Accenture PLC Class A	746	88,752
Alliance Data Systems Corp.[a]	416	92,431
Automatic Data Processing Inc.	1,013	88,982
Broadridge Financial Solutions Inc.	1,367	87,748
Cognizant Technology Solutions Corp. Class Aa	1,421	87,306
Fidelity National Information Services Inc.	1,201	89,198
Fiserv Inc.[a]	852	89,741
FleetCor Technologies Inc.[a]	589	87,696
Gartner Inc.[a]	872	88,613
Global Payments Inc.	1,160	90,120
International Business Machines Corp.	583	89,630
MasterCard Inc. Class A	921	88,324
Paychex Inc.	1,651	89,517
PayPal Holdings Inc.[a]	2,287	86,426
Sabre Corp.	3,148	88,679
Total System Services Inc.	1,653	88,766
Vantiv Inc. Class Aa	1,632	87,753
Visa Inc. Class A	1,121	88,492
Western Union Co. (The)	4,568	88,848
Xerox Corp.	9,309	92,811

		1,779,833
LEISURE PRODUCTS — 0.48%
Hasbro Inc.	1,020	89,036
Mattel Inc.	2,805	89,423
Polaris Industries Inc.	1,029	87,486

		265,945
LIFE SCIENCES TOOLS & SERVICES — 0.97%
Agilent Technologies Inc.	1,948	89,394
Illumina Inc.[a]	617	89,360
Mettler-Toledo International Inc.[a]	240	90,077
Quintiles Transnational Holdings Inc.[a]	1,322	89,750
Thermo Fisher Scientific Inc.	585	88,785
Waters Corp.[a]	643	88,445

		535,811
MACHINERY — 2.58%
AGCO Corp.	1,718	89,216
Caterpillar Inc.	1,221	88,535
Cummins Inc.	782	89,516

Security	Shares	Value
Deere & Co.	1,101	$90,601
Dover Corp.	1,329	88,711
Flowserve Corp.	1,823	87,741
Illinois Tool Works Inc.	843	89,383
Ingersoll-Rand PLC	1,335	89,191
PACCAR Inc.	1,598	89,088
Parker-Hannifin Corp.	786	90,264
Pentair PLC	1,442	86,866
Snap-on Inc.	545	88,192
Stanley Black & Decker Inc.	775	87,715
WABCO Holdings Inc.[a]	846	91,283
Wabtec Corp./DE	1,131	87,517
Xylem Inc./NY	1,979	88,382

		1,422,201
MEDIA — 2.93%
Cablevision Systems Corp. Class A	2,558	88,711
CBS Corp. Class B NVS	1,641	90,583
Charter Communications Inc. Class Aa	392	85,825
Comcast Corp. Class A	1,416	89,633
Discovery Communications Inc. Class Aa	1,296	36,094
Discovery Communications Inc. Class C NVS[a]	2,076	55,575
DISH Network Corp. Class Aa	1,854	92,515
Interpublic Group of Companies Inc. (The)	3,765	89,984
Liberty Global PLC Series Aa	777	29,021
Liberty Global PLC Series C NVS[a]	1,693	61,168
Liberty SiriusXM Group Class Aa	881	28,095
Liberty SiriusXM Group Class Ca	1,916	60,258
News Corp. Class A	7,367	88,109
Omnicom Group Inc.	1,080	89,996
Scripps Networks Interactive Inc. Class A	1,409	90,655
Sirius XM Holdings Inc.[a,b]	22,156	89,067
TEGNA Inc.	3,935	90,348
Time Warner Inc.	1,208	91,397
Twenty-First Century Fox Inc. Class A	2,197	63,449
Twenty-First Century Fox Inc. Class B	864	25,263
Viacom Inc. Class B NVS	2,108	93,532
Walt Disney Co. (The)	887	88,008

		1,617,286

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
METALS & MINING — 0.63%
Alcoa Inc.	9,303	$86,239
Freeport-McMoRan Inc.	7,596	84,164
Newmont Mining Corp.	2,733	88,576
Nucor Corp.	1,829	88,725

		347,704
MULTI-UTILITIES — 1.96%
Ameren Corp.	1,881	93,204
CenterPoint Energy Inc.	4,001	90,142
CMS Energy Corp.	2,165	90,540
Consolidated Edison Inc.	1,234	90,403
Dominion Resources Inc./VA	1,249	90,240
DTE Energy Co.	999	90,589
NiSource Inc.	3,700	88,282
Public Service Enterprise Group Inc.	2,024	90,574
SCANA Corp.	1,294	90,464
Sempra Energy	847	90,731
TECO Energy Inc.	3,220	88,679
WEC Energy Group Inc.	1,508	90,691

		1,084,539
MULTILINE RETAIL — 1.00%
Dollar General Corp.	1,052	94,575
Dollar Tree Inc.[a]	1,131	102,401
Kohl’s Corp.	2,469	88,983
Macy’s Inc.	2,786	92,523
Nordstrom Inc.	2,320	88,113
Target Corp.	1,279	87,970

		554,565
OIL, GAS & CONSUMABLE FUELS — 5.43%
Anadarko Petroleum Corp.	1,699	88,110
Antero Resources Corp.[a]	3,170	92,025
Apache Corp.	1,528	87,310
Cabot Oil & Gas Corp.	3,689	88,425
Cheniere Energy Inc.[a,b]	2,634	84,630
Chevron Corp.	870	87,870
Cimarex Energy Co.	747	86,861
Columbia Pipeline Group Inc.	3,468	88,573
Concho Resources Inc.[a]	736	89,306
ConocoPhillips	1,971	86,310
Continental Resources Inc./OKa	2,126	89,420
Devon Energy Corp.	2,429	87,663
EOG Resources Inc.	1,065	86,648
EQT Corp.	1,238	90,684

Security	Shares	Value
Exxon Mobil Corp.	982	$87,418
Hess Corp.	1,459	87,438
HollyFrontier Corp.	3,249	86,943
Kinder Morgan Inc./DE	4,968	89,821
Marathon Oil Corp.	6,536	85,426
Marathon Petroleum Corp.	2,503	87,180
Murphy Oil Corp.	2,818	87,104
Newfield Exploration Co.[a]	2,153	87,778
Noble Energy Inc.	2,439	87,194
Occidental Petroleum Corp.	1,164	87,812
ONEOK Inc.	2,055	88,879
Phillips 66	1,106	88,878
Pioneer Natural Resources Co.	545	87,374
Plains GP Holdings LP Class A	9,567	89,834
Range Resources Corp.	2,058	87,650
Southwestern Energy Co.[a]	6,740	92,136
Spectra Energy Corp.	2,803	89,304
Tesoro Corp.	1,126	87,918
Valero Energy Corp.	1,623	88,778
Williams Companies Inc. (The)	4,164	92,274

		3,000,974
PERSONAL PRODUCTS — 0.32%
Edgewell Personal Care Co.	1,115	88,565
Estee Lauder Companies Inc. (The) Class A	963	88,384

		176,949
PHARMACEUTICALS — 1.95%
Allergan PLC[a]	389	91,707
Bristol-Myers Squibb Co.	1,252	89,768
Eli Lilly & Co.	1,189	89,211
Endo International PLC[a]	5,789	91,524
Jazz Pharmaceuticals PLC[a]	579	87,753
Johnson & Johnson	782	88,124
Mallinckrodt PLC[a,b]	1,462	92,632
Merck & Co. Inc.	1,568	88,216
Mylan NVa	2,076	89,974
Perrigo Co. PLC	919	88,077
Pfizer Inc.	2,576	89,387
Zoetis Inc.	1,887	89,481

		1,075,854
PROFESSIONAL SERVICES — 1.13%
Dun & Bradstreet Corp. (The)	703	89,211
Equifax Inc.	709	89,143

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
IHS Inc. Class Aa	725	$89,124
ManpowerGroup Inc.	1,117	89,081
Nielsen Holdings PLC	1,674	89,375
Robert Half International Inc.	2,177	90,541
Verisk Analytics Inc. Class Aa	1,118	88,758

		625,233
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.80%
Alexandria Real Estate Equities Inc.	902	87,404
American Capital Agency Corp.	4,633	87,517
American Tower Corp.	834	88,221
Annaly Capital Management Inc.	8,290	87,708
AvalonBay Communities Inc.	490	88,141
Boston Properties Inc.	708	88,946
Brixmor Property Group Inc.	3,545	89,511
Camden Property Trust	1,045	89,044
Crown Castle International Corp.	973	88,358
Digital Realty Trust Inc.[b]	931	88,864
Duke Realty Corp.	3,798	89,899
Equinix Inc.	247	89,414
Equity Residential	1,286	89,004
Essex Property Trust Inc.	392	89,074
Extra Space Storage Inc.	961	89,344
Federal Realty Investment Trust	582	89,157
General Growth Properties Inc.	3,320	89,208
HCP Inc.	2,716	89,275
Host Hotels & Resorts Inc.	5,774	88,920
Iron Mountain Inc.	2,421	88,948
Kimco Realty Corp.	3,194	90,007
Liberty Property Trust	2,409	89,904
Macerich Co. (The)	1,175	89,676
Mid-America Apartment Communities Inc.	876	90,219
Prologis Inc.	1,879	89,309
Public Storage	350	88,798
Realty Income Corp.[b]	1,492	89,654
Regency Centers Corp.	1,161	88,933
Simon Property Group Inc.	452	89,333
SL Green Realty Corp.	887	89,906
UDR Inc.	2,450	88,273
Ventas Inc.[b]	1,341	88,949
VEREIT Inc.	9,374	89,897
Vornado Realty Trust	932	89,025
Welltower Inc.	1,290	88,894
Weyerhaeuser Co.	2,814	88,641

		3,205,375

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.49%
CBRE Group Inc. Class Aa,b	2,950	$88,058
Jones Lang LaSalle Inc.	761	89,691
Realogy Holdings Corp.[a]	2,765	90,692

		268,441
ROAD & RAIL — 0.98%
AMERCO	238	89,645
CSX Corp.	3,431	90,681
JB Hunt Transport Services Inc.	1,090	90,165
Kansas City Southern	947	88,166
Norfolk Southern Corp.	1,072	90,112
Union Pacific Corp.	1,069	89,999

		538,768
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.77%
Analog Devices Inc.	1,519	88,862
Applied Materials Inc.	3,740	91,331
Broadcom Ltd.	576	88,911
Intel Corp.	2,823	89,179
KLA-Tencor Corp.	1,195	87,151
Lam Research Corp.	1,098	90,925
Linear Technology Corp.	1,894	89,624
Marvell Technology Group Ltd.	8,810	90,126
Maxim Integrated Products Inc.	2,357	89,472
Microchip Technology Inc.	1,764	91,164
Micron Technology Inc.[a,b]	7,640	97,181
NVIDIA Corp.	1,959	91,524
Qorvo Inc.[a,b]	1,747	89,045
QUALCOMM Inc.	1,587	87,158
Skyworks Solutions Inc.	1,337	89,258
Texas Instruments Inc.	1,464	88,718
Xilinx Inc.	1,881	89,141

		1,528,770
SOFTWARE — 3.72%
Activision Blizzard Inc.	2,272	89,199
Adobe Systems Inc.[a]	888	88,329
ANSYS Inc.[a]	1,007	89,724
Autodesk Inc.[a,b]	1,502	87,521
CA Inc.	2,789	90,140
Cadence Design Systems Inc.[a]	3,553	87,830
CDK Global Inc.	1,609	88,978
Citrix Systems Inc.[a]	1,064	90,355

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
Electronic Arts Inc.[a]	1,181	$90,642
Fortinet Inc.[a]	2,578	88,193
Intuit Inc.	844	90,021
Microsoft Corp.	1,700	90,100
NetSuite Inc.[a,b]	1,112	88,193
Nuance Communications Inc.[a]	5,323	89,001
Oracle Corp.	2,208	88,762
Red Hat Inc.[a]	1,154	89,389
salesforce.com inc.[a]	1,059	88,649
ServiceNow Inc.[a]	1,251	89,609
Splunk Inc.[a,b]	1,628	93,529
Symantec Corp.	5,138	89,196
Synopsys Inc.[a]	1,726	89,182
VMware Inc. Class Aa,b	1,474	89,265
Workday Inc. Class Aa	1,137	86,230

		2,052,037
SPECIALTY RETAIL — 3.22%
Advance Auto Parts Inc.	577	88,766
AutoNation Inc.[a]	1,790	90,288
AutoZone Inc.[a]	115	87,653
Bed Bath & Beyond Inc.[a,b]	1,989	89,008
Best Buy Co. Inc.	2,763	88,886
CarMax Inc.[a,b]	1,638	87,895
Dick’s Sporting Goods Inc.	2,047	87,816
Foot Locker Inc.	1,616	90,367
Gap Inc. (The)	4,848	87,215
Home Depot Inc. (The)	665	87,860
L Brands Inc.	1,340	91,857
Lowe’s Companies Inc.	1,107	88,704
O’Reilly Automotive Inc.[a]	336	88,848
Ross Stores Inc.	1,659	88,591
Signet Jewelers Ltd.	818	80,957
Staples Inc.	10,353	91,106
Tiffany & Co.	1,387	85,939
TJX Companies Inc. (The)	1,177	89,593
Tractor Supply Co.	935	89,853
Ulta Salon Cosmetics & Fragrance Inc.[a]	418	97,398

		1,778,600
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.17%
Apple Inc.	890	88,875
EMC Corp./MA	3,186	89,049
Hewlett Packard Enterprise Co.	5,101	94,215
HP Inc.	7,254	97,058

Security	Shares	Value
NetApp Inc.	3,473	$88,666
Seagate Technology PLC	4,126	93,083
Western Digital Corp.	2,007	93,406

		644,352
TEXTILES, APPAREL & LUXURY GOODS — 1.46%
Coach Inc.	2,243	88,419
Hanesbrands Inc.	3,275	88,654
lululemon athletica Inc.[a]	1,403	91,237
Michael Kors Holdings Ltd.[a]	2,120	90,567
NIKE Inc. Class B	1,583	87,413
PVH Corp.	985	92,393
Ralph Lauren Corp.	944	89,048
Under Armour Inc. Class Aa,b	1,192	44,974
Under Armour Inc. Class Ca,b	1,213	42,419
VF Corp.	1,426	88,868

		803,992
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	5,714	89,938

		89,938
TOBACCO — 0.48%
Altria Group Inc.	1,386	88,205
Philip Morris International Inc.	895	88,319
Reynolds American Inc.	1,759	87,422

		263,946
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Fastenal Co.	1,929	88,792
United Rentals Inc.[a]	1,300	90,571
WW Grainger Inc.	392	89,513

		268,876
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	1,209	89,587

		89,587
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
Sprint Corp.[a,b]	25,069	95,262
T-Mobile U.S. Inc.[a]	2,101	89,839

		185,101

TOTAL COMMON STOCKS
(Cost: $53,466,224)		55,045,921

SHORT-TERM INVESTMENTS — 3.67%

MONEY MARKET FUNDS — 3.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	1,877,698	1,877,698

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	113,766	$113,766
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	31,890	31,890

		2,023,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,023,354)		2,023,354

TOTAL INVESTMENTS IN SECURITIES — 103.35%
(Cost: $55,489,578)[f]		57,069,275
Other Assets, Less Liabilities — (3.35)%		(1,848,366)

NET ASSETS — 100.00%		$55,220,909

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $56,025,157. Net unrealized appreciation was $1,044,118, of which $3,705,837 represented gross unrealized appreciation on securities and $2,661,719 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	226	124	(107)	243	$88,416	$817	$2,938
PNC Financial Services Group Inc. (The)	776	527	(321)	982	88,125	1,208	1,437

					$176,541	$2,025	$4,375

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$55,045,921	$—	$—	$55,045,921
Money market funds	2,023,354	—	—	2,023,354

Total	$57,069,275	$—	$—	$57,069,275

239

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.28%

AUSTRALIA — 2.64%
AGL Energy Ltd.	9,438	$127,106
Amcor Ltd./Australia	12,324	145,350
AMP Ltd.	26,520	108,358
APA Group	12,260	77,893
Asciano Ltd.	11,622	74,850
ASX Ltd.	2,343	75,551
Aurizon Holdings Ltd.	20,787	67,917
Australia & New Zealand Banking Group Ltd.	23,127	426,901
Bendigo & Adelaide Bank Ltd.	6,513	48,316
BHP Billiton Ltd.	27,222	376,276
Brambles Ltd.	14,547	135,421
Cochlear Ltd.	1,053	92,053
Commonwealth Bank of Australia	13,784	773,202
Computershare Ltd.	5,577	43,392
Crown Resorts Ltd.	5,772	50,346
CSL Ltd.	4,173	349,957
Dexus Property Group	12,220	76,665
Goodman Group	19,890	102,450
GPT Group (The)	23,322	90,898
Incitec Pivot Ltd.	23,829	59,557
Insurance Australia Group Ltd.	23,361	99,512
James Hardie Industries PLC	5,780	88,269
LendLease Group	8,229	80,063
Macquarie Group Ltd.	2,779	150,732
Medibank Pvt Ltd.	28,744	66,635
Mirvac Group	52,884	74,516
National Australia Bank Ltd.	21,333	419,595
Newcrest Mining Ltd.[a]	8,463	116,918
Oil Search Ltd.	11,037	54,291
Orica Ltd.[b]	3,705	36,504
Origin Energy Ltd.	15,639	64,692
QBE Insurance Group Ltd.	12,441	112,120
Ramsay Health Care Ltd.	1,599	84,273
Rio Tinto Ltd.	4,056	131,316
Santos Ltd.	16,783	55,078
Scentre Group	56,493	190,717
Sonic Healthcare Ltd.	5,304	82,229
South32 Ltd.[a]	61,546	69,556
Stockland	24,108	79,117
Suncorp Group Ltd.	10,508	98,810
Sydney Airport	10,376	53,220

Security	Shares	Value
Tatts Group Ltd.	19,266	$54,992
Telstra Corp. Ltd.	33,602	136,077
Transurban Group	18,738	163,576
Vicinity Centres	34,554	81,606
Wesfarmers Ltd.	9,048	266,322
Westfield Corp.	20,631	160,222
Westpac Banking Corp.	26,953	599,451
Woodside Petroleum Ltd.	6,747	133,927
Woolworths Ltd.	10,803	173,116

		7,279,911
AUSTRIA — 0.07%
Andritz AG	1,131	57,635
Erste Group Bank AG	3,198	85,622
OMV AG	1,521	42,416

		185,673
BELGIUM — 0.59%
Ageas	2,418	97,862
Anheuser-Busch InBev SA/NV	6,747	855,138
Colruyt SA	975	57,961
Delhaize Group	1,170	122,735
Groupe Bruxelles Lambert SA	663	56,397
KBC Group NVa	2,667	157,983
Proximus SADP	1,287	41,836
Solvay SA	670	68,024
UCB SA	1,365	98,697
Umicore SA	1,443	72,771

		1,629,404
CANADA — 3.47%
Agnico Eagle Mines Ltd.	2,613	117,576
Agrium Inc.	1,365	123,498
Alimentation Couche-Tard Inc. Class B	4,095	180,630
ARC Resources Ltd.	3,939	64,952
Bank of Montreal	5,538	348,427
Bank of Nova Scotia (The)	9,789	479,983
Barrick Gold Corp.	11,271	188,870
BCE Inc.	1,677	77,498
BlackBerry Ltd.[a,b]	5,811	42,380
Brookfield Asset Management Inc. Class A	8,190	288,131
Cameco Corp.	3,744	43,734
Canadian Imperial Bank of Commerce/Canada	3,354	260,889
Canadian National Railway Co.	7,098	421,886
Canadian Natural Resources Ltd.	9,360	278,847

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Canadian Pacific Railway Ltd.	1,521	$197,343
Canadian Tire Corp. Ltd. Class A	741	81,119
Canadian Utilities Ltd. Class A	1,248	34,584
Cenovus Energy Inc.	7,956	120,243
CGI Group Inc. Class Aa	2,340	109,710
CI Financial Corp.	2,886	63,319
Constellation Software Inc./Canada	234	95,346
Crescent Point Energy Corp.	4,992	84,720
Enbridge Inc.	7,917	316,414
Encana Corp.	8,580	68,281
Fairfax Financial Holdings Ltd.	273	140,636
Finning International Inc.	2,769	46,760
Fortis Inc./Canada	2,652	83,163
Franco-Nevada Corp.	1,911	121,167
George Weston Ltd.	702	60,841
Gildan Activewear Inc.	2,964	88,528
Goldcorp Inc.	8,151	137,397
Great-West Lifeco Inc.	2,340	63,218
Husky Energy Inc.	3,102	35,903
IGM Financial Inc.	1,131	33,201
Imperial Oil Ltd.	2,964	94,691
Intact Financial Corp.	1,443	101,157
Inter Pipeline Ltd.	3,370	68,657
Loblaw Companies Ltd.	2,379	129,253
Magna International Inc. Class A	3,588	146,060
Manulife Financial Corp.	15,015	224,060
Metro Inc.	3,744	127,166
National Bank of Canada	3,510	116,776
Onex Corp.	1,326	80,709
Open Text Corp.	1,248	73,291
Pembina Pipeline Corp.	4,758	139,928
Potash Corp. of Saskatchewan Inc.	7,293	119,311
Power Corp. of Canada	3,198	72,316
Power Financial Corp.	2,262	54,886
Restaurant Brands International Inc.	2,067	86,513
RioCan REIT	2,613	54,793
Rogers Communications Inc. Class B	3,237	123,729
Royal Bank of Canada	11,778	709,777
Saputo Inc.	3,159	96,477
Shaw Communications Inc. Class B	3,321	63,673
Silver Wheaton Corp.	5,070	94,765
SNC-Lavalin Group Inc.	1,599	64,554
Sun Life Financial Inc.	4,875	169,270
Suncor Energy Inc.	14,791	409,548

Security	Shares	Value
TELUS Corp.	64	$2,034
Thomson Reuters Corp.	2,964	124,782
Toronto-Dominion Bank (The)	15,054	657,239
Tourmaline Oil Corp.[a,b]	2,301	55,199
TransCanada Corp.	6,162	255,977
Valeant Pharmaceuticals International Inc.[a,b]	3,237	92,599
Vermilion Energy Inc.	1,482	49,158

		9,557,542
DENMARK — 0.75%
AP Moeller — Maersk A/S Class A	117	145,949
Carlsberg A/S Class B	960	92,670
Coloplast A/S Class B	1,248	94,509
Danske Bank A/S	6,747	194,784
DSV A/S	2,688	122,658
Novo Nordisk A/S Class B	16,770	933,152
Novozymes A/S Class B	2,691	128,071
Pandora A/S	1,137	169,059
Vestas Wind Systems A/S	1,696	121,583
William Demant Holding A/Sa,b	3,705	78,184

		2,080,619
FINLAND — 0.35%
Elisa OYJ	1,911	72,843
Fortum OYJ	3,432	51,503
Kone OYJ Class B	3,276	154,925
Metso OYJ	1,404	32,995
Nokia OYJ	48,499	277,516
Sampo OYJ Class A	3,276	146,135
Stora Enso OYJ Class R	6,318	54,193
UPM-Kymmene OYJ	5,187	99,840
Wartsila OYJ Abp	1,716	71,160

		961,110
FRANCE — 3.62%
Accor SA	2,028	88,286
Air Liquide SA	2,861	307,449
Airbus Group SE	5,070	316,187
Alstom SAa	2,418	60,755
ArcelorMittal[a]	17,126	84,270
Atos SE	1,053	97,367
AXA SA	15,522	390,179
BNP Paribas SA	8,620	477,556
Bollore SAb	10,101	36,535
Bouygues SA	1,794	58,317
Bureau Veritas SA	3,199	68,804

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Capgemini SA	1,482	$141,391
Carrefour SA	4,914	133,207
Casino Guichard Perrachon SA	624	37,144
Christian Dior SE	546	89,078
Cie. de Saint-Gobain	4,056	181,155
Cie. Generale des Etablissements Michelin Class B	1,677	170,524
Credit Agricole SA	8,697	87,379
Danone SA	4,914	345,080
Dassault Systemes	1,443	114,955
Edenred	2,145	39,759
Engie SA	11,739	180,933
Essilor International SA	1,755	229,273
Eutelsat Communications SA	1,482	29,565
Groupe Eurotunnel SE Registered	7,371	95,146
Hermes International	243	87,905
Iliad SA	312	68,407
Ingenico Group SA	546	66,558
Kering	702	113,435
Klepierre	2,676	122,469
L’Oreal SA	2,028	381,321
Lagardere SCA	1,521	36,024
Legrand SA	2,457	135,217
LVMH Moet Hennessy Louis Vuitton SE	2,262	362,743
Numericable-SFR SA	1,404	43,662
Orange SA	16,302	283,384
Pernod Ricard SA	1,872	204,045
Peugeot SAa	4,641	73,081
Publicis Groupe SA	1,638	118,637
Renault SA	1,691	158,770
Safran SA	2,808	196,938
Sanofi	9,789	803,044
Schneider Electric SE	4,660	301,460
SCOR SE	1,716	57,406
SES SA	3,276	73,414
Societe BIC SA	390	52,078
Societe Generale SA	6,279	258,564
Sodexo SA	975	102,605
STMicroelectronics NV	6,123	36,652
Suez[b]	2,769	46,563
Technip SA	1,302	71,509
Thales SA	1,209	104,793
Total SA	17,706	860,887
Unibail-Rodamco SEb	693	186,622
Valeo SA	819	123,679

Security	Shares	Value
Veolia Environnement SA	4,095	$91,996
Vinci SA	4,173	313,996
Vivendi SA	9,516	188,885

		9,987,043
GERMANY — 3.12%
adidas AG	2,028	259,971
Allianz SE Registered	3,705	605,077
BASF SE	7,488	578,770
Bayer AG Registered	6,981	665,482
Bayerische Motoren Werke AG	2,847	240,527
Beiersdorf AG	1,093	99,387
Brenntag AG	2,106	112,794
Commerzbank AG	12,208	104,647
Continental AG	1,032	221,503
Daimler AG Registered	8,112	554,394
Deutsche Bank AG Registered[a]	12,012	214,693
Deutsche Boerse AG	1,911	167,534
Deutsche Post AG Registered	8,931	260,641
Deutsche Telekom AG Registered	26,482	467,865
E.ON SE	16,185	159,189
Fresenius Medical Care AG & Co. KGaA	2,145	186,258
Fresenius SE & Co. KGaA	3,510	265,046
GEA Group AG	2,379	110,346
Hannover Rueck SE	780	88,006
HeidelbergCement AG	1,560	133,533
Henkel AG & Co. KGaA	1,131	118,669
Infineon Technologies AG	11,115	166,798
Lanxess AG	1,209	57,794
Linde AG	1,716	256,940
MAN SE	936	99,251
Merck KGaA	1,170	117,160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,521	285,906
Osram Licht AG	1,444	76,888
ProSiebenSat.1 Media SE Registered	2,117	106,490
QIAGEN NVa,b	4,329	92,867
RWE AGa	4,602	60,274
SAP SE	8,385	681,052
Siemens AG Registered	6,630	714,392
ThyssenKrupp AG	4,095	90,195
Vonovia SE	4,485	153,807
Zalando SEa,b,c	1,209	35,458

		8,609,604

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
HONG KONG — 1.19%
AIA Group Ltd.	117,000	$684,545
Bank of East Asia Ltd. (The)[b]	39,000	143,837
BOC Hong Kong Holdings Ltd.[b]	58,500	179,985
Cheung Kong Property Holdings Ltd.	39,000	244,247
CK Hutchison Holdings Ltd.[b]	19,500	226,425
CLP Holdings Ltd.	19,500	184,001
Galaxy Entertainment Group Ltd.[b]	39,000	131,035
Hang Seng Bank Ltd.[b]	15,600	276,931
Hong Kong & China Gas Co. Ltd.[b]	156,610	300,795
Hong Kong Exchanges and Clearing Ltd.[b]	9,100	217,890
Li & Fung Ltd.[b]	86,000	43,841
Link REIT[b]	39,000	239,729
MTR Corp. Ltd.[b]	39,000	185,005
New World Development Co. Ltd.	96,333	91,023
Sands China Ltd.[b]	31,200	119,689

		3,268,978
IRELAND — 0.19%
Bank of Ireland[a]	249,210	76,017
CRH PLC	6,630	201,017
Kerry Group PLC Class A	1,716	154,928
Paddy Power Betfair PLC	675	91,150

		523,112
ISRAEL — 0.28%
Bank Hapoalim BM	27,066	139,869
Check Point Software Technologies Ltd.[a]	858	72,904
Mobileye NVa,b	1,599	60,714
Nice Ltd.	1,092	70,128
Teva Pharmaceutical Industries Ltd.	8,074	419,545

		763,160
ITALY — 0.78%
Assicurazioni Generali SpA	10,608	153,876
Atlantia SpA	4,602	124,186
CNH Industrial NV	10,296	72,669
Enel SpA	57,272	259,750
Eni SpA	20,865	318,920
Ferrari NVb	1,258	53,358
Fiat Chrysler Automobiles NVb	10,725	76,593
Intesa Sanpaolo SpA	119,067	305,928
Leonardo-Finmeccanica SpA[a]	3,996	47,332
Luxottica Group SpA	1,716	93,014
Saipem SpA[a,b]	51,596	21,132

Security	Shares	Value
Snam SpA	22,932	$131,347
Telecom Italia SpA/Milano[a,b]	119,418	113,134
Tenaris SA	5,343	70,842
Terna Rete Elettrica Nazionale SpA	19,227	106,680
UniCredit SpA	45,474	145,594
Unione di Banche Italiane SpA	12,649	47,032

		2,141,387
JAPAN — 8.48%
Aeon Co. Ltd.	7,800	118,401
Aisin Seiki Co. Ltd.	3,900	160,881
Ajinomoto Co. Inc.	7,800	188,169
ANA Holdings Inc.[b]	39,000	113,900
Asahi Group Holdings Ltd.	7,800	265,427
Astellas Pharma Inc.	23,400	320,074
Bridgestone Corp.	7,800	269,084
Canon Inc.	11,700	338,852
Casio Computer Co. Ltd.[b]	4,200	65,326
Chubu Electric Power Co. Inc.	11,700	159,773
Chugai Pharmaceutical Co. Ltd.	3,900	136,969
Chugoku Electric Power Co. Inc. (The)	11,700	146,534
Concordia Financial Group Ltd.[a]	15,600	72,623
Dai-ichi Life Insurance Co. Ltd. (The)	10,600	139,591
Daiichi Sankyo Co. Ltd.	8,700	202,115
Daikin Industries Ltd.	3,900	333,929
Daiwa House Industry Co. Ltd.	7,800	226,253
Denso Corp.	3,900	153,637
Dentsu Inc.	3,900	197,277
East Japan Railway Co.	3,900	356,400
Eisai Co. Ltd.	3,900	241,866
FANUC Corp.	1,100	168,414
Fast Retailing Co. Ltd.	400	107,786
Fuji Heavy Industries Ltd.	7,800	291,871
FUJIFILM Holdings Corp.	3,900	158,314
Fujitsu Ltd.	39,000	157,540
Hakuhodo DY Holdings Inc.	7,800	97,900
Hitachi Ltd.	39,000	180,046
Honda Motor Co. Ltd.	15,600	443,223
Hoya Corp.	3,900	137,391
Hulic Co. Ltd.	7,800	77,293
Iida Group Holdings Co. Ltd.	3,900	81,654
INPEX Corp.	15,600	128,367
ITOCHU Corp.	19,500	244,662
Japan Airlines Co. Ltd.	3,900	133,663
Japan Exchange Group Inc.	11,700	159,298

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Japan Retail Fund Investment Corp.	78	$181,242
Japan Tobacco Inc.	11,700	464,392
JFE Holdings Inc.	7,800	104,898
JTEKT Corp.	3,900	53,979
JX Holdings Inc.	35,100	137,039
Kansai Electric Power Co. Inc. (The)[a,b]	11,700	113,302
Kao Corp.	3,900	214,543
KDDI Corp.	15,600	455,319
Kirin Holdings Co. Ltd.	11,700	196,644
Kobe Steel Ltd.	78,000	70,330
Komatsu Ltd.	11,700	201,761
Konica Minolta Inc.	11,700	100,854
Kuraray Co. Ltd.	11,700	155,290
Kyocera Corp.	3,900	194,815
Kyushu Electric Power Co. Inc.	7,800	79,122
Kyushu Financial Group Inc.	15,600	84,115
Marubeni Corp.	31,200	149,916
Marui Group Co. Ltd.	3,900	57,214
Mazda Motor Corp.	7,800	134,401
Mitsubishi Chemical Holdings Corp.	27,300	138,931
Mitsubishi Corp.	15,600	276,680
Mitsubishi Electric Corp.	8,000	96,623
Mitsubishi Estate Co. Ltd.	5,000	96,456
Mitsubishi Heavy Industries Ltd.	39,000	158,138
Mitsubishi Motors Corp.	11,700	61,082
Mitsubishi UFJ Financial Group Inc.	117,600	587,231
Mitsubishi UFJ Lease & Finance Co. Ltd.	27,300	117,417
Mitsui & Co. Ltd.	19,600	235,932
Mitsui Fudosan Co. Ltd.	4,000	98,156
Mizuho Financial Group Inc.	237,900	374,102
MS&AD Insurance Group Holdings Inc.	5,800	165,363
Murata Manufacturing Co. Ltd.	1,400	163,473
Nagoya Railroad Co. Ltd.	39,000	196,222
NEC Corp.	30,000	70,601
Nidec Corp.	3,900	300,909
Nikon Corp.[b]	7,800	109,505
Nintendo Co. Ltd.	500	74,163
Nippon Paint Holdings Co. Ltd.	3,900	111,122
Nippon Steel & Sumitomo Metal Corp.	7,847	162,027
Nippon Telegraph & Telephone Corp.	7,800	341,454
Nissan Motor Co. Ltd.	27,300	276,926
Nitto Denko Corp.	3,900	256,319
Nomura Holdings Inc.	46,800	202,721
Nomura Real Estate Master Fund Inc.	78	123,078

Security	Shares	Value
NTT DOCOMO Inc.	15,600	$390,897
Olympus Corp.	3,900	165,101
Omron Corp.	3,900	125,540
Ono Pharmaceutical Co. Ltd.	3,900	173,154
Oriental Land Co. Ltd./Japan	3,900	256,425
ORIX Corp.	15,600	216,618
Otsuka Holdings Co. Ltd.	3,900	159,298
Panasonic Corp.	23,400	217,638
Rakuten Inc.	11,700	126,015
Resona Holdings Inc.	31,200	118,549
Ricoh Co. Ltd.	11,700	101,909
Sekisui House Ltd.	7,800	139,676
Seven & I Holdings Co. Ltd.	7,800	333,648
Seven Bank Ltd.	23,400	86,084
Shin-Etsu Chemical Co. Ltd.	3,900	227,449
Shionogi & Co. Ltd.	3,900	219,326
Shiseido Co. Ltd.	3,900	102,841
SoftBank Group Corp.	7,800	438,018
Sompo Japan Nipponkoa Holdings Inc.	3,900	109,927
Sony Corp.	11,700	327,037
Sumitomo Corp.	19,500	200,002
Sumitomo Electric Industries Ltd.	11,700	165,575
Sumitomo Mitsui Financial Group Inc.	11,700	381,578
Sumitomo Mitsui Trust Holdings Inc.	39,000	135,632
Sumitomo Realty & Development Co. Ltd.	2,000	55,868
Suzuki Motor Corp.	3,900	100,186
Sysmex Corp.	3,900	284,838
T&D Holdings Inc.	11,700	116,731
Takeda Pharmaceutical Co. Ltd.	7,800	337,375
Terumo Corp.	3,900	163,870
Tohoku Electric Power Co. Inc.	7,800	100,573
Tokio Marine Holdings Inc.	7,800	269,999
Tokyo Electric Power Co. Holdings Inc.[a]	19,500	91,605
Tokyo Gas Co. Ltd.	39,000	157,505
Tokyu Fudosan Holdings Corp.	15,600	102,964
Toshiba Corp.[a,b]	39,000	96,212
Toyota Motor Corp.	23,400	1,220,163
Unicharm Corp.	7,800	152,512
USS Co. Ltd.	3,900	61,715
Yahoo Japan Corp.	27,400	123,035
Yamada Denki Co. Ltd.	15,600	73,425
Yamato Holdings Co. Ltd.	7,800	158,349
Yokogawa Electric Corp.	7,800	90,023

		23,393,195

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
NETHERLANDS — 1.19%
Aegon NV	16,224	$83,443
AerCap Holdings NVa	1,053	41,162
Akzo Nobel NV	2,341	158,973
Altice NV Class Aa,b	2,680	46,215
Altice NV Class Ba	2,184	37,783
ASML Holding NV	3,003	298,872
Gemalto NVb	1,014	62,007
Heineken Holding NV	1,131	92,845
Heineken NV	2,067	192,072
ING Groep NV CVA	34,281	427,238
Koninklijke Ahold NV	8,124	180,067
Koninklijke DSM NV	1,756	104,566
Koninklijke KPN NV	31,200	123,894
Koninklijke Philips NV	8,673	233,849
NXP Semiconductors NVa,b	2,574	243,217
Randstad Holding NV	1,341	72,471
RELX NV	8,234	142,860
Unilever NV CVA	13,260	595,856
Wolters Kluwer NV	3,939	157,096

		3,294,486
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	12,402	75,096
Spark New Zealand Ltd.	25,155	62,969

		138,065
NORWAY — 0.21%
DNB ASA	8,853	113,585
Norsk Hydro ASA	13,417	53,503
Orkla ASA	9,750	88,253
Statoil ASA	9,087	144,946
Telenor ASA	6,201	103,361
Yara International ASA	1,755	63,312

		566,960

PORTUGAL — 0.05%
EDP — Energias de Portugal SA	28,224	94,104
Galp Energia SGPS SA	3,923	51,447

		145,551

SINGAPORE — 0.46%
Ascendas REIT	72,765	121,033
CapitaLand Ltd.[b]	54,600	118,579
CapitaLand Mall Trust[b]	93,600	138,012
DBS Group Holdings Ltd.	14,100	158,744
Genting Singapore PLC	132,600	71,272

Security	Shares	Value
Global Logistic Properties Ltd.[b]	54,600	$71,782
Hutchison Port Holdings Trust[b]	136,500	58,695
Oversea-Chinese Banking Corp. Ltd.[b]	23,400	146,510
Singapore Telecommunications Ltd.[b]	85,800	241,181
United Overseas Bank Ltd.[b]	11,700	154,839

		1,280,647

SPAIN — 1.17%
Abertis Infraestructuras SA	5,111	78,292
ACS Actividades de Construccion y Servicios SA	2,157	71,198
Aena SAa,c	741	100,104
Amadeus IT Holding SA Class A	4,602	213,303
Banco Bilbao Vizcaya Argentaria SA	52,556	348,766
Banco de Sabadell SA	53,244	91,045
Banco Popular Espanol SAb	22,389	36,888
Banco Santander SA	116,025	554,246
Bankia SA	52,962	46,048
Bankinter SA	9,477	72,122
CaixaBank SA	26,857	73,461
Distribuidora Internacional de Alimentacion SAb	7,449	44,573
Endesa SA	2,481	51,041
Ferrovial SA	4,915	104,125
Gas Natural SDG SA	2,223	44,026
Grifols SA	3,276	74,271
Iberdrola SA	44,122	299,428
Industria de Diseno Textil SA	8,970	303,170
International Consolidated Airlines Group SA	12,597	98,516
Repsol SA	10,336	133,188
Telefonica SA	36,519	381,789

		3,219,600

SWEDEN — 1.05%
Alfa Laval AB	3,627	54,753
Assa Abloy AB	10,764	223,443
Atlas Copco AB Class A	5,109	131,804
Atlas Copco AB Class B	4,368	104,007
Boliden AB	3,514	62,092
Electrolux AB Class B	2,223	59,558
Hennes & Mauritz AB Class B	7,800	239,045
Hexagon AB Class B	2,535	98,295
Investment AB Kinnevik[a]	2,496	5,349
Investor AB Class B	4,797	166,652

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Kinnevik AB Class B	2,496	$60,658
Lundin Petroleum ABa,b	2,925	52,384
Millicom International Cellular SA SDR	665	38,690
Nordea Bank AB	23,907	231,679
Sandvik AB	10,184	99,423
Skandinaviska Enskilda Banken AB Class A	12,324	117,954
Skanska AB Class B	4,368	95,797
SKF AB Class B	3,900	68,539
Svenska Cellulosa AB SCA Class B	5,226	167,042
Svenska Handelsbanken AB Class A	13,026	166,543
Swedbank AB Class A	7,215	158,582
Swedish Match AB	2,067	70,424
Telefonaktiebolaget LM Ericsson Class B	25,623	197,236
Telia Co. AB	17,823	83,405
Volvo AB Class B	13,661	151,848

		2,905,202

SWITZERLAND — 3.39%
ABB Ltd. Registered	19,461	404,801
Actelion Ltd. Registered	1,092	179,144
Adecco Group AG Registered	1,404	85,084
Aryzta AG	1,092	43,452
Baloise Holding AG Registered	741	91,526
Cie. Financiere Richemont SA Class A Registered	4,563	268,722
Credit Suisse Group AG Registered	15,296	209,547
Geberit AG Registered	468	178,878
Givaudan SA Registered	117	224,185
Julius Baer Group Ltd.	2,301	102,367
Kuehne + Nagel International AG Registered	741	104,196
LafargeHolcim Ltd. Registered	4,212	189,375
Nestle SA Registered	26,598	1,963,683
Novartis AG Registered	18,876	1,498,005
Partners Group Holding AG	312	131,491
Roche Holding AG	5,850	1,535,169
Schindler Holding AG Participation Certificates	468	86,661
Schindler Holding AG Registered	468	86,238
SGS SA Registered	78	166,403
Sonova Holding AG Registered	702	93,699
Swatch Group AG (The) Bearer	390	114,937
Swiss Life Holding AG Registered	351	90,980
Swiss Prime Site AG Registered	474	40,620

Security	Shares	Value
Swiss Re AG	2,808	$252,217
Swisscom AG Registered	234	111,469
Syngenta AG Registered	819	321,685
UBS Group AG	30,859	476,759
Zurich Insurance Group AG	1,209	292,461

		9,343,754

UNITED KINGDOM — 7.26%
3i Group PLC	8,271	67,596
Aberdeen Asset Management PLC	10,413	42,301
Admiral Group PLC	2,457	70,379
Aggreko PLC	3,213	52,564
Anglo American PLC	13,299	116,160
Antofagasta PLC[b]	6,084	37,989
ARM Holdings PLC	12,636	181,526
Associated British Foods PLC	3,627	155,417
AstraZeneca PLC	10,686	626,494
Auto Trader Group PLC[c]	14,391	82,318
Aviva PLC	32,343	211,744
Babcock International Group PLC	5,187	78,290
BAE Systems PLC	29,055	204,512
Barclays PLC	141,570	375,845
BHP Billiton PLC	17,862	213,965
BP PLC	153,582	798,592
British American Tobacco PLC	15,873	969,870
British Land Co. PLC (The)	10,491	112,995
BT Group PLC	73,398	473,047
Bunzl PLC	4,251	126,469
Burberry Group PLC	4,914	76,816
Capita PLC	5,967	92,408
Carnival PLC	1,794	89,015
Centrica PLC	46,371	137,551
Cobham PLC	13,689	32,477
Coca-Cola European Partners PLC	2,457	95,356
Compass Group PLC	15,298	286,567
Croda International PLC	1,738	74,372
Diageo PLC	20,982	571,238
Experian PLC	9,204	174,957
G4S PLC	19,032	51,773
GKN PLC	18,213	72,873
GlaxoSmithKline PLC	40,443	850,596
Glencore PLC	107,098	204,360
Hammerson PLC	10,725	90,383
HSBC Holdings PLC	160,017	1,036,543
ICAP PLC	6,240	39,236

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
IMI PLC	3,276	$47,921
Imperial Brands PLC	8,307	454,736
Inmarsat PLC	7,605	79,642
InterContinental Hotels Group PLC	2,276	88,151
Intertek Group PLC	2,184	99,719
Intu Properties PLC	11,992	52,311
Investec PLC	7,761	52,956
ITV PLC	35,685	111,566
J Sainsbury PLC[b]	12,650	49,436
Johnson Matthey PLC	2,030	85,213
Kingfisher PLC	20,124	107,555
Land Securities Group PLC	8,814	149,584
Legal & General Group PLC	48,867	170,275
Lloyds Banking Group PLC	514,644	539,476
London Stock Exchange Group PLC	3,319	132,122
Marks & Spencer Group PLC	14,508	80,179
Meggitt PLC	10,140	57,264
National Grid PLC	30,381	445,291
Next PLC	1,443	114,256
Old Mutual PLC	51,207	132,741
Pearson PLC	6,708	81,867
Prudential PLC	22,074	443,376
Randgold Resources Ltd.	896	75,639
Reckitt Benckiser Group PLC	5,499	550,261
RELX PLC	10,608	192,999
Rexam PLC	10,335	94,543
Rio Tinto PLC	11,271	318,666
Rolls-Royce Holdings PLC	16,614	149,685
Rolls-Royce Holdings PLC New[a]	1,119,102	1,629
Royal Bank of Scotland Group PLC[a]	33,930	121,734
Royal Dutch Shell PLC Class A	34,463	831,417
Royal Dutch Shell PLC Class B	32,921	795,654
RSA Insurance Group PLC	11,444	81,618
SABMiller PLC	8,152	509,553
Sage Group PLC (The)	12,987	115,873
Segro PLC	13,026	83,023
Severn Trent PLC	3,354	111,890
Shire PLC	5,304	328,871
Sky PLC	8,541	119,777
Smith & Nephew PLC	8,151	139,043
Smiths Group PLC	4,953	80,886
SSE PLC	8,013	178,676
Standard Chartered PLC	27,613	212,729
Standard Life PLC	15,820	78,081

Security	Shares	Value
Tate & Lyle PLC	5,811	$53,158
Taylor Wimpey PLC	29,835	89,195
Tesco PLC[a]	74,685	179,470
TUI AG	5,226	80,400
Unilever PLC	10,959	501,813
United Utilities Group PLC	6,825	96,358
Vodafone Group PLC	219,105	736,198
Weir Group PLC (The)	2,808	49,004
Whitbread PLC	2,028	124,328
Wolseley PLC	2,546	150,118
WPP PLC	10,647	246,708

		20,029,228

UNITED STATES — 58.92%
3M Co.	5,148	866,511
Abbott Laboratories	11,973	474,490
AbbVie Inc.	13,689	861,449
Accenture PLC Class A	5,187	617,097
Activision Blizzard Inc.	4,525	177,651
Acuity Brands Inc.	429	111,128
Adobe Systems Inc.[a]	4,251	422,847
Advance Auto Parts Inc.	702	107,996
AES Corp./VA	5,733	63,579
Aetna Inc.	2,847	322,366
Affiliated Managers Group Inc.[a]	702	121,811
Aflac Inc.	3,315	230,260
AGCO Corp.	1,092	56,708
Agilent Technologies Inc.	2,925	134,228
Air Products & Chemicals Inc.	1,794	255,896
Akamai Technologies Inc.[a]	1,677	91,531
Albemarle Corp.	1,171	91,923
Alcoa Inc.	12,129	112,436
Alexion Pharmaceuticals Inc.[a]	1,911	288,370
Alkermes PLC[a]	1,638	76,020
Alleghany Corp.[a]	111	60,476
Allergan PLC[a]	3,315	781,511
Alliance Data Systems Corp.[a]	507	112,650
Alliant Energy Corp.	2,574	95,367
Allstate Corp. (The)	3,549	239,593
Alnylam Pharmaceuticals Inc.[a]	741	53,145
Alphabet Inc. Class Aa	2,418	1,810,719
Alphabet Inc. Class Ca	2,652	1,951,129
Altria Group Inc.	16,108	1,025,113
Amazon.com Inc.[a]	3,393	2,452,426
Ameren Corp.	2,418	119,812

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
American Airlines Group Inc.	2,028	$64,713
American Capital Agency Corp.	2,964	55,990
American Electric Power Co. Inc.	4,134	267,594
American Express Co.	7,176	471,894
American International Group Inc.	10,023	580,131
American Tower Corp.	3,510	371,288
American Water Works Co. Inc.	2,184	161,834
Ameriprise Financial Inc.	1,716	174,466
AmerisourceBergen Corp.	1,989	149,135
AMETEK Inc.	2,613	124,954
Amgen Inc.	6,279	991,768
Amphenol Corp. Class A	2,652	155,725
Anadarko Petroleum Corp.	4,212	218,434
Analog Devices Inc.	2,694	157,599
Annaly Capital Management Inc.	8,034	85,000
ANSYS Inc.[a]	1,054	93,911
Anthem Inc.	2,262	298,946
Aon PLC	2,496	272,738
Apache Corp.	3,081	176,048
Apple Inc.	46,800	4,673,448
Applied Materials Inc.	10,608	259,047
Arch Capital Group Ltd.[a]	1,911	138,853
Archer-Daniels-Midland Co.	5,070	216,844
Arrow Electronics Inc.[a]	1,053	68,045
Assurant Inc.	780	68,164
AT&T Inc.	50,544	1,978,798
Autodesk Inc.[a]	2,106	122,717
Autoliv Inc.	858	105,199
Automatic Data Processing Inc.	3,978	349,428
AutoZone Inc.[a]	312	237,806
AvalonBay Communities Inc.	1,092	196,429
Avery Dennison Corp.	1,248	92,826
Avnet Inc.	1,365	56,006
Axis Capital Holdings Ltd.	1,092	60,224
Baker Hughes Inc.	3,939	182,691
Ball Corp.	1,638	118,427
Bank of America Corp.	87,009	1,286,863
Bank of New York Mellon Corp. (The)	9,555	401,883
Baxter International Inc.	4,446	191,889
BB&T Corp.	6,007	218,475
Becton Dickinson and Co.	1,685	280,468
Bed Bath & Beyond Inc.[a]	1,950	87,263
Berkshire Hathaway Inc. Class Ba	9,594	1,348,341
Best Buy Co. Inc.	2,925	94,097
Biogen Inc.[a]	1,911	553,674

Security	Shares	Value
BioMarin Pharmaceutical Inc.[a]	1,521	$136,358
BlackRock Inc.[d]	1,053	383,134
Boeing Co. (The)	5,265	664,180
BorgWarner Inc.	1,911	65,031
Boston Properties Inc.	1,482	186,184
Boston Scientific Corp.[a]	12,714	288,735
Bristol-Myers Squibb Co.	14,001	1,003,872
Broadcom Ltd.	3,245	500,898
Brown-Forman Corp. Class B	1,287	126,216
Bunge Ltd.	1,365	91,551
CA Inc.	3,003	97,057
Cablevision Systems Corp. Class A	1,794	62,216
Cabot Oil & Gas Corp.	4,056	97,222
Calpine Corp.[a]	3,666	54,257
Campbell Soup Co.	2,028	122,836
Capital One Financial Corp.	4,563	334,194
Cardinal Health Inc.	2,808	221,692
CarMax Inc.[a,b]	1,989	106,730
Carnival Corp.	3,354	160,120
Caterpillar Inc.	4,719	342,175
CBRE Group Inc. Class Aa	3,471	103,609
CBS Corp. Class B NVS	4,212	232,502
CDK Global Inc.	1,482	81,955
Celanese Corp. Series A	1,521	107,200
Celgene Corp.[a]	6,630	699,598
Centene Corp.[a]	1,171	73,012
CenterPoint Energy Inc.	3,666	82,595
CenturyLink Inc.	4,719	127,979
Cerner Corp.[a]	2,652	147,478
CF Industries Holdings Inc.	2,340	64,724
CH Robinson Worldwide Inc.	1,482	111,120
Charles Schwab Corp. (The)	10,608	324,393
Charter Communications Inc. Class Aa	1,785	390,808
Cheniere Energy Inc.[a,b]	2,262	72,678
Chevron Corp.	15,795	1,595,295
Chipotle Mexican Grill Inc.[a]	273	120,655
Chubb Ltd.	3,714	470,230
Church & Dwight Co. Inc.	1,326	130,584
Cigna Corp.	2,262	289,785
Cimarex Energy Co.	858	99,768
Cincinnati Financial Corp.	1,482	102,406
Cintas Corp.	1,365	129,402
Cisco Systems Inc.	41,379	1,202,060
CIT Group Inc.	2,067	70,815
Citigroup Inc.	24,804	1,155,122

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Citizens Financial Group Inc.	4,903	$115,466
Citrix Systems Inc.[a]	1,677	142,411
Clorox Co. (The)	1,093	140,494
CME Group Inc./IL	2,691	263,422
CMS Energy Corp.	2,769	115,800
Coach Inc.	2,652	104,542
Coca-Cola Co. (The)	33,930	1,513,278
Cognizant Technology Solutions Corp. Class Aa	5,226	321,085
Colgate-Palmolive Co.	6,708	472,310
Columbia Pipeline Group Inc.	4,017	102,594
Comcast Corp. Class A	20,358	1,288,661
Comerica Inc.	1,599	75,313
ConAgra Foods Inc.	3,822	174,665
Concho Resources Inc.[a]	1,053	127,771
ConocoPhillips	10,140	444,031
Consolidated Edison Inc.	2,496	182,857
Constellation Brands Inc. Class A	1,560	238,914
Continental Resources Inc./OKa,b	1,217	51,187
Core Laboratories NV	546	66,203
Corning Inc.	10,374	216,713
Costco Wholesale Corp.	3,666	545,391
CR Bard Inc.	702	153,766
Crown Castle International Corp.	2,769	251,453
Crown Holdings Inc.[a]	1,638	85,454
CSX Corp.	8,658	228,831
Cummins Inc.	1,599	183,038
CVS Health Corp.	9,204	887,726
Danaher Corp.	5,109	502,521
Darden Restaurants Inc.	1,365	92,588
DaVita HealthCare Partners Inc.[a]	1,560	120,619
Deere & Co.	2,613	215,024
Delphi Automotive PLC	2,379	161,677
DENTSPLY SIRONA Inc.	2,730	169,697
Devon Energy Corp.	4,056	146,381
Dick’s Sporting Goods Inc.	975	41,828
Digital Realty Trust Inc.[b]	1,521	145,179
Discover Financial Services	4,134	234,853
Discovery Communications Inc. Class Aa	1,326	36,929
Discovery Communications Inc. Class C NVS[a]	2,964	79,346
DISH Network Corp. Class Aa	1,989	99,251
Dollar General Corp.	2,691	241,921
Dollar Tree Inc.[a]	2,067	187,146

Security	Shares	Value
Dominion Resources Inc./VA	4,719	$340,948
Dover Corp.	1,755	117,146
Dow Chemical Co. (The)	9,477	486,739
DR Horton Inc.	3,120	95,347
Dr Pepper Snapple Group Inc.	2,028	185,359
DTE Energy Co.	1,521	137,924
Duke Energy Corp.	5,421	424,085
Duke Realty Corp.	4,836	114,468
Dun & Bradstreet Corp. (The)	546	69,287
Eastman Chemical Co.	1,482	108,720
Eaton Corp. PLC	3,822	235,550
Eaton Vance Corp. NVS	1,560	56,722
eBay Inc.[a]	9,321	227,992
Ecolab Inc.	2,457	288,059
Edgewell Personal Care Co.	488	38,762
Edison International	3,081	220,692
Edwards Lifesciences Corp.[a]	2,106	207,441
EI du Pont de Nemours & Co.	7,605	497,443
Electronic Arts Inc.[a]	2,847	218,507
Eli Lilly & Co.	8,385	629,127
EMC Corp./MA	16,497	461,091
Emerson Electric Co.	5,499	286,058
Entergy Corp.	1,755	133,240
EOG Resources Inc.	4,680	380,765
EQT Corp.	1,482	108,556
Equifax Inc.	1,326	166,718
Equinix Inc.	585	211,770
Equity Residential	2,886	199,740
Essex Property Trust Inc.	663	150,653
Estee Lauder Companies Inc. (The) Class A	1,950	178,971
Everest Re Group Ltd.	313	56,061
Eversource Energy	2,730	150,805
Exelon Corp.	7,527	257,950
Expedia Inc.	1,053	117,136
Expeditors International of Washington Inc.	2,028	98,459
Express Scripts Holding Co.[a]	5,928	447,860
Exxon Mobil Corp.	34,983	3,114,187
F5 Networks Inc.[a]	741	81,658
Facebook Inc. Class Aa	19,149	2,275,093
Fastenal Co.	2,691	123,867
Federal Realty Investment Trust	975	149,360
FedEx Corp.	2,379	392,464

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Fidelity National Information Services Inc.	2,496	$185,378
Fifth Third Bancorp.	6,942	130,996
First Republic Bank/CA	1,560	112,960
FirstEnergy Corp.	3,861	126,679
Fiserv Inc.[a]	2,496	262,904
FleetCor Technologies Inc.[a]	820	122,090
Flextronics International Ltd.[a]	6,747	84,000
FLIR Systems Inc.	1,716	53,453
Flowserve Corp.	1,755	84,468
Fluor Corp.	1,677	88,512
FMC Corp.	1,443	68,528
FMC Technologies Inc.[a]	2,067	56,284
FNF Group	2,496	87,235
Ford Motor Co.	28,197	380,378
Franklin Resources Inc.	3,822	142,752
Freeport-McMoRan Inc.	10,920	120,994
Frontier Communications Corp.	10,257	53,029
Gap Inc. (The)	2,379	42,798
Garmin Ltd.	1,053	44,774
General Dynamics Corp.	2,379	337,509
General Electric Co.	78,585	2,375,625
General Growth Properties Inc.	4,680	125,752
General Mills Inc.	4,875	306,052
General Motors Co.	10,920	341,578
Genuine Parts Co.	1,287	124,736
Gilead Sciences Inc.	11,583	1,008,416
Global Payments Inc.	1,443	112,107
Goldman Sachs Group Inc. (The)	3,198	510,017
Goodyear Tire & Rubber Co. (The)	2,574	71,995
H&R Block Inc.	2,652	56,647
Halliburton Co.	7,176	302,684
Hanesbrands Inc.	3,549	96,071
Harley-Davidson Inc.	1,599	74,178
Harman International Industries Inc.	663	51,873
Harris Corp.	1,170	92,161
Hartford Financial Services Group Inc. (The)	3,627	163,832
Hasbro Inc.	1,015	88,599
HCA Holdings Inc.[a]	2,730	212,995
HCP Inc.	4,056	133,321
Helmerich & Payne Inc.	1,287	78,700
Henry Schein Inc.[a]	897	155,836
Hershey Co. (The)	1,443	133,983
Hess Corp.	2,340	140,236

Security	Shares	Value
Hewlett Packard Enterprise Co.	15,288	$282,369
HollyFrontier Corp.	1,716	45,920
Hologic Inc.[a]	2,691	92,597
Home Depot Inc. (The)	10,725	1,416,987
Honeywell International Inc.	5,928	674,784
Hormel Foods Corp.	3,432	118,095
Host Hotels & Resorts Inc.	7,020	108,108
HP Inc.	15,249	204,032
Humana Inc.	1,248	215,292
IHS Inc. Class Aa	702	86,297
Illinois Tool Works Inc.	3,081	326,678
Illumina Inc.[a]	1,365	197,693
Incyte Corp.[a]	1,443	121,804
Ingersoll-Rand PLC	2,496	166,758
Intel Corp.	38,805	1,225,850
Intercontinental Exchange Inc.	1,014	274,916
International Business Machines Corp.	7,605	1,169,193
International Flavors & Fragrances Inc.	897	115,713
International Paper Co.	3,432	144,693
Interpublic Group of Companies Inc. (The)	4,329	103,463
Intuit Inc.	2,457	262,064
Intuitive Surgical Inc.[a]	312	198,030
Invesco Ltd.	4,095	128,583
Ionis Pharmaceuticals Inc.[a]	1,443	32,742
Iron Mountain Inc.[b]	2,086	76,640
Jacobs Engineering Group Inc.[a]	1,560	79,076
Jazz Pharmaceuticals PLC[a]	624	94,573
JB Hunt Transport Services Inc.	1,014	83,878
JM Smucker Co. (The)	1,209	156,142
Johnson & Johnson	23,244	2,619,366
Johnson Controls Inc.	5,187	229,006
JPMorgan Chase & Co.	30,342	1,980,422
Juniper Networks Inc.	3,471	81,256
Kansas City Southern	1,053	98,034
Kellogg Co.	2,301	171,125
KeyCorp	7,527	96,496
Kimberly-Clark Corp.	3,003	381,501
Kimco Realty Corp.	3,277	92,346
Kinder Morgan Inc./DE	16,068	290,509
KLA-Tencor Corp.	1,404	102,394
Kohl’s Corp.	1,872	67,467
Kraft Heinz Co. (The)	4,992	415,284

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Kroger Co. (The)	8,307	$297,058
L Brands Inc.	2,106	144,366
L-3 Communications Holdings Inc.	975	133,780
Laboratory Corp. of America Holdings[a]	858	109,781
Lam Research Corp.	1,404	116,265
Las Vegas Sands Corp.	3,198	147,876
Leggett & Platt Inc.	1,678	84,336
Leucadia National Corp.	3,900	70,590
Level 3 Communications Inc.[a]	2,808	151,492
Liberty Global PLC Series Aa	2,418	90,312
Liberty Global PLC Series C NVS[a]	4,953	178,952
Liberty Interactive Corp. QVC Group Series Aa	4,680	126,266
Liberty Property Trust	1,209	45,120
Liberty SiriusXM Group Class Ca	1,816	57,113
Lincoln National Corp.	2,184	100,136
Linear Technology Corp.	1,950	92,274
LinkedIn Corp. Class Aa	1,092	149,058
LKQ Corp.[a]	3,354	110,917
Lockheed Martin Corp.	2,340	552,778
Loews Corp.	2,730	110,510
Lowe’s Companies Inc.	7,839	628,139
lululemon athletica Inc.[a]	1,092	71,013
LyondellBasell Industries NV Class A	3,354	272,881
M&T Bank Corp.	1,209	144,475
Macerich Co. (The)	1,287	98,224
Macy’s Inc.	2,847	94,549
Mallinckrodt PLC[a]	1,093	69,252
ManpowerGroup Inc.	780	62,205
Marathon Oil Corp.	6,631	86,667
Marathon Petroleum Corp.	4,680	163,004
Markel Corp.[a]	156	148,668
Marriott International Inc./MD Class A	1,989	131,354
Marsh & McLennan Companies Inc.	4,095	270,557
Martin Marietta Materials Inc.	546	103,216
Marvell Technology Group Ltd.	4,680	47,876
Masco Corp.	3,588	117,112
MasterCard Inc. Class A	8,424	807,862
Mattel Inc.	3,120	99,466
Maxim Integrated Products Inc.	2,574	97,709
McCormick & Co. Inc./MD	1,326	128,715
McDonald’s Corp.	7,605	928,266
McKesson Corp.	1,989	364,265
Mead Johnson Nutrition Co.	1,755	144,401
Medivation Inc.[a]	1,716	103,749

Security	Shares	Value
Medtronic PLC	11,349	$913,368
Merck & Co. Inc.	23,088	1,298,931
MetLife Inc.	7,566	344,631
MGM Resorts International[a]	4,095	93,571
Michael Kors Holdings Ltd.[a]	1,794	76,640
Microchip Technology Inc.[b]	1,755	90,698
Micron Technology Inc.[a]	9,867	125,508
Microsoft Corp.	63,648	3,373,344
Mohawk Industries Inc.[a]	624	122,735
Molson Coors Brewing Co. Class B	1,638	162,457
Mondelez International Inc. Class A	13,689	609,024
Monsanto Co.	3,978	447,406
Monster Beverage Corp.[a]	1,287	193,050
Moody’s Corp.	1,833	180,807
Morgan Stanley	12,519	342,645
Mosaic Co. (The)	2,769	69,862
Motorola Solutions Inc.	1,833	126,972
Murphy Oil Corp.	1,521	47,014
Mylan NVa	3,705	160,575
Nasdaq Inc.	1,365	90,104
National Oilwell Varco Inc.	3,120	102,804
Navient Corp.	4,368	59,885
NetApp Inc.	2,262	57,749
Netflix Inc.[a]	3,432	352,020
New York Community Bancorp. Inc.	4,368	68,752
Newell Brands Inc.	4,002	190,855
Newmont Mining Corp.	4,836	156,735
News Corp. Class A	3,318	39,683
NextEra Energy Inc.	3,762	451,891
Nielsen Holdings PLC	2,848	152,055
NIKE Inc. Class B	11,622	641,767
Noble Energy Inc.	3,705	132,454
Nordstrom Inc.[b]	1,365	51,843
Norfolk Southern Corp.	2,730	229,484
Northern Trust Corp.	1,950	144,495
Northrop Grumman Corp.	1,716	364,942
NRG Energy Inc.	3,315	54,300
Nucor Corp.	2,730	132,432
NVIDIA Corp.	4,836	225,938
O’Reilly Automotive Inc.[a]	936	247,506
Occidental Petroleum Corp.	6,318	476,630
Omnicom Group Inc.	2,223	185,243
ONEOK Inc.	1,913	82,737
Oracle Corp.	26,520	1,066,104
PACCAR Inc.	3,081	171,766

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Palo Alto Networks Inc.[a]	819	$106,847
Parker-Hannifin Corp.	1,404	161,235
Patterson Companies Inc.	1,092	53,301
Paychex Inc.	2,964	160,708
PayPal Holdings Inc.[a]	9,321	352,241
Pentair PLC	1,989	119,817
People’s United Financial Inc.	3,354	53,262
PepsiCo Inc.	11,895	1,203,417
Perrigo Co. PLC	1,365	130,822
Pfizer Inc.	51,285	1,779,589
PG&E Corp.	4,251	255,400
Philip Morris International Inc.	12,753	1,258,466
Phillips 66	4,407	354,147
Pinnacle West Capital Corp.	1,209	88,970
Pioneer Natural Resources Co.	1,404	225,089
PNC Financial Services Group Inc. (The)[d]	4,251	381,485
PPG Industries Inc.	2,418	260,370
PPL Corp.	6,024	232,165
Praxair Inc.	2,223	244,219
Priceline Group Inc. (The)[a]	429	542,398
Principal Financial Group Inc.	2,613	116,435
Procter & Gamble Co. (The)	22,425	1,817,322
Progressive Corp. (The)	5,032	167,566
Prologis Inc.	4,758	226,148
Prudential Financial Inc.	3,705	293,621
Public Service Enterprise Group Inc.	5,070	226,882
Public Storage	1,365	346,314
PulteGroup Inc.	3,510	65,848
PVH Corp.	780	73,164
Qorvo Inc.[a,b]	1,339	68,249
QUALCOMM Inc.	12,324	676,834
Quest Diagnostics Inc.	1,404	108,347
Ralph Lauren Corp.	507	47,825
Range Resources Corp.	1,872	79,728
Raytheon Co.	2,691	348,942
Realty Income Corp.[b]	2,457	147,641
Red Hat Inc.[a]	1,755	135,942
Regency Centers Corp.	1,287	98,584
Regeneron Pharmaceuticals Inc.[a]	663	264,491
Regions Financial Corp.	11,934	117,311
RenaissanceRe Holdings Ltd.	403	46,551
Republic Services Inc.	2,652	128,039

Security	Shares	Value
Reynolds American Inc.	7,338	$364,699
Rite Aid Corp.[a]	9,126	70,270
Robert Half International Inc.	1,638	68,124
Rockwell Automation Inc.	1,326	153,882
Rockwell Collins Inc.	1,404	124,114
Roper Technologies Inc.	1,053	180,147
Ross Stores Inc.	3,900	208,260
Royal Caribbean Cruises Ltd.	1,482	114,692
S&P Global Inc.	2,457	274,717
salesforce.com inc.[a]	5,382	450,527
SBA Communications Corp. Class Aa	1,326	131,804
SCANA Corp.	1,326	92,701
Schlumberger Ltd.	11,672	890,574
Scripps Networks Interactive Inc. Class A	858	55,204
Seagate Technology PLC	2,613	58,949
SEI Investments Co.	2,106	108,333
Sempra Energy	1,989	213,062
ServiceNow Inc.[a]	1,443	103,362
Sherwin-Williams Co. (The)	819	238,403
Shire PLC	5,484	248,041
Signet Jewelers Ltd.	858	84,916
Simon Property Group Inc.	2,616	517,026
Sirius XM Holdings Inc.[a,b]	32,565	130,911
Skyworks Solutions Inc.	1,638	109,353
SL Green Realty Corp.	819	83,014
Southern Co. (The)	8,034	397,201
Southwestern Energy Co.[a]	4,173	57,045
Spectra Energy Corp.	5,694	181,411
Splunk Inc.[a]	1,326	76,179
Sprint Corp.[a,b]	9,639	36,628
St. Jude Medical Inc.	2,457	192,531
Stanley Black & Decker Inc.	1,482	167,733
Staples Inc.	5,889	51,823
Starbucks Corp.	12,636	693,590
Starwood Hotels & Resorts Worldwide Inc.	1,716	126,006
State Street Corp.	3,744	236,097
Stericycle Inc.[a]	897	87,897
Stryker Corp.	2,808	312,137
SunTrust Banks Inc.	4,563	199,951
Symantec Corp.	6,123	106,295
Synchrony Financial[a]	6,946	216,715
Synopsys Inc.[a]	2,184	112,847
Sysco Corp.	4,836	232,660
T Rowe Price Group Inc.	2,262	174,310
T-Mobile U.S. Inc.[a]	2,769	118,402

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
Target Corp.	4,836	$332,620
TD Ameritrade Holding Corp.	2,379	77,722
TE Connectivity Ltd.	3,432	205,920
Tesla Motors Inc.[a,b]	819	182,825
Tesoro Corp.	1,170	91,354
Texas Instruments Inc.	7,839	475,043
Textron Inc.	2,847	108,357
Thermo Fisher Scientific Inc.	3,471	526,794
Tiffany & Co.	1,092	67,660
Time Warner Inc.	6,708	507,527
TJX Companies Inc. (The)	5,850	445,302
Toll Brothers Inc.[a]	2,418	70,485
Torchmark Corp.	1,220	75,189
Total System Services Inc.	2,106	113,092
Tractor Supply Co.	1,326	127,429
TransDigm Group Inc.[a]	585	154,171
Travelers Companies Inc. (The)	2,496	284,893
Trimble Navigation Ltd.[a]	2,340	59,857
TripAdvisor Inc.[a]	1,053	71,330
Twenty-First Century Fox Inc. Class A	11,544	333,391
Twenty-First Century Fox Inc. Class B	2,340	68,422
Twitter Inc.[a]	5,304	80,727
Tyco International PLC	4,329	184,502
Tyson Foods Inc. Class A	2,769	176,607
U.S. Bancorp.	14,196	607,873
UDR Inc.	3,081	111,008
Ulta Salon Cosmetics & Fragrance Inc.[a]	624	145,398
Under Armour Inc. Class Aa,b	1,755	66,216
Under Armour Inc. Class Ca	1,755	61,372
Union Pacific Corp.	7,137	600,864
United Parcel Service Inc. Class B	5,616	578,953
United Rentals Inc.[a]	975	67,928
United Technologies Corp.	6,747	678,613
UnitedHealth Group Inc.	7,917	1,058,265
Universal Health Services Inc. Class B	780	105,191
Unum Group	2,145	79,193
Valero Energy Corp.	4,407	241,063
Varian Medical Systems Inc.[a]	1,014	83,949
Ventas Inc.	2,739	181,678
VEREIT Inc.	7,605	72,932
VeriSign Inc.[a,b]	1,560	133,318

Security	Shares	Value
Verisk Analytics Inc. Class Aa	1,443	$114,560
Verizon Communications Inc.	33,579	1,709,171
Vertex Pharmaceuticals Inc.[a]	2,145	199,807
VF Corp.	3,042	189,577
Viacom Inc. Class B NVS	3,120	138,434
Visa Inc. Class A	16,380	1,293,037
VMware Inc. Class Aa	741	44,875
Vornado Realty Trust	1,638	156,462
Vulcan Materials Co.	1,365	159,364
Wal-Mart Stores Inc.	13,182	933,022
Walgreens Boots Alliance Inc.	7,215	558,441
Walt Disney Co. (The)	13,104	1,300,179
Waste Management Inc.	3,549	216,312
Waters Corp.[a]	936	128,747
Weatherford International PLC[a]	8,307	46,602
WEC Energy Group Inc.	3,161	190,103
Wells Fargo & Co.	39,624	2,009,729
Welltower Inc.	3,003	206,937
Western Digital Corp.	2,356	109,648
Western Union Co. (The)	5,265	102,404
WestRock Co.	1,998	79,141
Weyerhaeuser Co.	6,786	213,759
Whirlpool Corp.	741	129,393
WhiteWave Foods Co. (The)[a]	1,989	88,809
Whole Foods Market Inc.	3,042	98,409
Williams Companies Inc. (The)	5,928	131,364
Willis Towers Watson PLC	1,131	144,791
Workday Inc. Class Aa,b	1,132	85,851
WR Berkley Corp.	1,170	66,725
WW Grainger Inc.	585	133,585
Wyndham Worldwide Corp.	1,326	89,359
Wynn Resorts Ltd.	663	63,767
Xcel Energy Inc.	4,290	177,477
Xerox Corp.	9,867	98,374
Xilinx Inc.	2,262	107,196
XL Group PLC	2,457	84,398
Xylem Inc./NY	2,028	90,570
Yahoo! Inc.[a]	7,683	291,493
Yum! Brands Inc.	3,744	307,345
Zillow Group Inc. Class Ca,b	1,228	35,219
Zimmer Biomet Holdings Inc.	1,560	190,492
Zoetis Inc.	4,680	221,926

		162,471,328

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $288,675,071)		$273,775,559

PREFERRED STOCKS — 0.20%

GERMANY — 0.19%
Henkel AG & Co. KGaA	1,521	177,368
Porsche Automobil Holding SE	1,287	70,907
Volkswagen AG	1,755	262,487

		510,762
ITALY — 0.01%
Telecom Italia SpA/Milano	44,889	34,656

		34,656

TOTAL PREFERRED STOCKS
(Cost: $700,691)		545,418

RIGHTS — 0.00%

SPAIN — 0.00%
Abertis Infraestructuras SAa	5,111	3,920
Banco Popular Espanol SAa	22,389	5,583
Ferrovial SAa	4,915	1,757

		11,260

TOTAL RIGHTS
(Cost: $6,145)		11,260

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	4,794,433	4,794,433
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	290,485	290,485
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	196,449	196,449

		5,281,367

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,281,367)		5,281,367

Value
TOTAL INVESTMENTS IN SECURITIES — 101.39% (Cost: $294,663,274)[g]	$279,613,604
Other Assets, Less Liabilities — (1.39)%	(3,839,596)

NET ASSETS — 100.00%	$275,774,008

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $295,136,608. Net unrealized depreciation was $15,523,004, of which $11,546,548 represented gross unrealized appreciation on securities and $27,069,552 represented gross unrealized depreciation on securities.

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	810	486	(243)	1,053	$383,134	$3,677	$1,462
PNC Financial Services Group Inc. (The)	3,270	1,962	(981)	4,251	381,485	5,448	4,495

					$764,619	$9,125	$5,957

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$273,773,930	$1,629	$—	$273,775,559
Preferred stocks	545,418	—	—	545,418
Rights	11,260	—	—	11,260
Money market funds	5,281,367	—	—	5,281,367

Total	$279,611,975	$1,629	$—	$279,613,604

255

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2016